UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03605

                                 Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                             Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Institutional Funds

50 South LaSalle Street

                            Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-7547

Date of fiscal year end: November 30

Date of reporting period: February 29, 2012

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO	FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET - BACKED SECURITIES - 3.6%
Automobile - 0.3%
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3,
0.73%, 5/16/16	$680	$680

Commercial Mortgage-Backed Securities - 3.3%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A2,
5.32%, 9/10/47	1,866	1,894
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A4,
5.41%, 9/10/47	1,750	1,957
Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4,
5.19%, 5/11/39	300	314
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4,
5.41%, 12/11/40	1,355	1,511
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2,
4.63%, 3/15/46	1,105	1,121
LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A4,
4.17%, 5/15/32	325	334
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4,
5.12%, 11/15/32	800	842
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2,
5.08%, 2/15/31	318	321
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2,
5.26%, 9/15/39	63	63

		8,357

Total Asset-Backed Securities (Cost $8,771)		9,037

CORPORATE BONDS - 33.6%
Aerospace/Defense - 0.3%
BE Aerospace, Inc.,
8.50%, 7/1/18†	580	645

Agriculture - 1.0%
Altria Group, Inc.,
10.20%, 2/6/39†	435	693
Bunge Ltd. Finance Corp.,
4.10%, 3/15/16†	350	365
8.50%, 6/15/19	395	489
Lorillard Tobacco Co.,
8.13%, 6/23/19†	685	857

		2,404

Auto Manufacturers - 0.6%
Daimler Finance N.A. LLC,
2.30%, 1/9/15(1) (2) †	555	565
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2)	930	982

		1,547

Auto Parts & Equipment - 0.2%
BorgWarner, Inc.,
4.63%, 9/15/20	560	601

Banks - 3.9%
Bank of America Corp.,
3.75%, 7/12/16	525	519
6.00%, 9/1/17	425	449
5.70%, 1/24/22†	380	403
5.88%, 2/7/42	400	399
Capital One Capital V,
10.25%, 8/15/39	735	766
Citigroup, Inc.,
2.65%, 3/2/15†	350	350
4.45%, 1/10/17†	530	559
4.50%, 1/14/22†	455	468
Goldman Sachs Group (The), Inc.,
3.63%, 2/7/16†	450	452
5.63%, 1/15/17	380	400
5.75%, 1/24/22	230	240
6.25%, 2/1/41	675	697
HSBC USA, Inc.,
2.38%, 2/13/15	315	320
JPMorgan Chase & Co.,
4.35%, 8/15/21†	510	535
5.40%, 1/6/42†	350	378
Morgan Stanley,
2.88%, 1/24/14	285	283
4.00%, 7/24/15†	600	601
3.45%, 11/2/15†	555	544
5.75%, 1/25/21†	750	743

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.6% continued
Banks - 3.9% continued
U.S. Bancorp,
2.20%, 11/15/16†	$500	$513

		9,619

Biotechnology - 0.7%
Genzyme Corp.,
3.63%, 6/15/15	570	618
Gilead Sciences, Inc.,
4.50%, 4/1/21†	550	589
Life Technologies Corp.,
5.00%, 1/15/21	525	569

		1,776

Chemicals - 0.7%
CF Industries, Inc.,
6.88%, 5/1/18	1,200	1,413
Lyondell Chemical Co.,
8.00%, 11/1/17†	235	263

		1,676

Coal - 0.4%
Arch Coal, Inc.,
7.00%, 6/15/19(2) †	345	345
Peabody Energy Corp.,
6.25%, 11/15/21(1) (2) †	700	733

		1,078

Commercial Services - 1.0%
ERAC USA Finance LLC,
7.00%, 10/15/37(1) (2)	725	864
Hertz (The) Corp.,
7.50%, 10/15/18†	755	815
UR Financing Escrow Corp.,
5.75%, 7/15/18(1) (2) (3)	660	678

		2,357

Computers - 0.3%
Hewlett-Packard Co.,
3.75%, 12/1/20†	315	321
4.65%, 12/9/21	450	485

		806

Diversified Financial Services - 4.7%
American Express Credit Corp.,
2.80%, 9/19/16	400	414
American Honda Finance Corp.,
2.13%, 2/28/17(1) (2)	635	639
Caterpillar Financial Services Corp.,
1.13%, 12/15/14	185	187
Countrywide Financial Corp.,
6.25%, 5/15/16†	740	744
FMR LLC,
6.45%, 11/15/39(1) (2)	1,070	1,184
Ford Motor Credit Co. LLC,
3.88%, 1/15/15	825	846
7.00%, 4/15/15	215	239
4.25%, 2/3/17†	465	478
5.75%, 2/1/21†	460	514
General Electric Capital Corp.,
2.15%, 1/9/15†	780	800
2.95%, 5/9/16†	350	366
2.90%, 1/9/17†	465	486
4.63%, 1/7/21†	260	282
5.30%, 2/11/21†	510	562
4.65%, 10/17/21†	325	353
Hyundai Capital America,
4.00%, 6/8/17(1) (2)	240	244
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
7.75%, 1/15/16	1,385	1,451
International Lease Finance Corp.,
6.25%, 5/15/19†	765	775
JPMorgan Chase Capital XXVII,
7.00%, 11/1/39†	1,095	1,117

		11,681

Electric - 1.7%
CMS Energy Corp.,
2.75%, 5/15/14	770	769
6.55%, 7/17/17	150	169
5.05%, 2/15/18	715	746
Exelon Generation Co. LLC,
6.20%, 10/1/17	880	1,037
Ipalco Enterprises, Inc.,
5.00%, 5/1/18	775	784
NV Energy, Inc.,
6.25%, 11/15/20†	575	628

		4,133

Electronics - 0.5%
Agilent Technologies, Inc.,
6.50%, 11/1/17†	980	1,171

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.6% continued
Food - 0.7%
Cargill, Inc.,
1.90%, 3/1/17(1) (2) (3)	$255	$256
H.J. Heinz Co.,
1.50%, 3/1/17	295	294
Kellogg Co.,
1.88%, 11/17/16†	240	242
SUPERVALU, Inc.,
8.00%, 5/1/16†	815	846

		1,638

Forest Products & Paper - 0.5%
Georgia-Pacific LLC,
5.40%, 11/1/20(1) (2) †	525	592
Westvaco Corp.,
8.20%, 1/15/30	580	651

		1,243

Healthcare - Services - 0.7%
Cigna Corp.,
4.00%, 2/15/22†	520	542
Fresenius Medical Care US Finance II, Inc.,
5.88%, 1/31/22(2)	875	923
WellPoint, Inc.,
2.38%, 2/15/17†	350	354

		1,819

Household Products/Wares - 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
8.75%, 10/15/16(2) †	680	724

Insurance - 1.6%
Aflac, Inc.,
2.65%, 2/15/17†	235	238
Liberty Mutual Group, Inc.,
5.75%, 3/15/14(1) (2)	565	595
Metropolitan Life Global Funding I,
2.50%, 9/29/15(1) (2) †	670	688
Pricoa Global Funding I,
5.45%, 6/11/14(1) (2)	755	811
Protective Life Corp.,
8.45%, 10/15/39	1,395	1,644

		3,976

Iron/Steel - 0.6%
Cliffs Natural Resources, Inc.,
4.88%, 4/1/21	450	480
Commercial Metals Co.,
7.35%, 8/15/18†	1,000	1,020

		1,500

Lodging - 0.4%
Hyatt Hotels Corp.,
6.88%, 8/15/19(1) (2)	905	1,023

Machinery - Diversified - 0.4%
Case New Holland, Inc.,
7.75%, 9/1/13	1,000	1,070

Media - 1.8%
CBS Corp.,
3.38%, 3/1/22	190	188
Comcast Corp.,
4.95%, 6/15/16†	280	316
6.40%, 5/15/38	720	895
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
7.63%, 5/15/16	425	447
5.20%, 3/15/20	450	506
NBCUniversal Media LLC,
2.10%, 4/1/14†	350	357
News America, Inc.,
6.90%, 8/15/39	225	279
Time Warner Cable, Inc.,
3.50%, 2/1/15†	280	298
5.50%, 9/1/41†	365	402
Time Warner, Inc.,
6.10%, 7/15/40	450	534
Viacom, Inc.,
3.88%, 12/15/21†	290	306

		4,528

Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc.,
1.40%, 2/13/15	360	361

Office/Business Equipment - 0.1%
Xerox Corp.,
4.50%, 5/15/21	315	321

Oil & Gas - 3.5%
Anadarko Petroleum Corp.,
5.95%, 9/15/16	525	608
6.38%, 9/15/17	675	810

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.6% continued
Oil & Gas - 3.5% continued
EQT Corp.,
4.88%, 11/15/21†	$400	$409
Linn Energy LLC/Linn Energy Finance Corp.,
6.25%, 11/1/19(1) (2)	885	884
Newfield Exploration Co.,
7.13%, 5/15/18	545	580
6.88%, 2/1/20†	475	513
5.75%, 1/30/22†	485	525
Pioneer Natural Resources Co.,
6.88%, 5/1/18†	845	993
Plains Exploration & Production Co.,
7.63%, 6/1/18	225	242
6.75%, 2/1/22	675	739
QEP Resources, Inc.,
6.88%, 3/1/21†	1,165	1,287
Range Resources Corp.,
5.75%, 6/1/21	540	578
Southwestern Energy Co.,
4.10%, 3/15/22(1) (2)	460	460

		8,628

Packaging & Containers - 0.1%
Rock-Tenn Co.,
4.45%, 3/1/19(1) (2)	355	361

Pharmaceuticals - 0.5%
Aristotle Holding, Inc.,
3.90%, 2/15/22(1) (2)	450	460
Express Scripts, Inc.,
3.13%, 5/15/16†	525	543
Medco Health Solutions, Inc.,
2.75%, 9/15/15	290	294

		1,297

Pipelines - 1.3%
Chesapeake Midstream Partners L.P./CHKM Finance Corp.,
6.13%, 7/15/22(2)	500	518
Enterprise Products Operating LLC,
6.45%, 9/1/40†	650	806
Kinder Morgan Finance Co. LLC,
6.00%, 1/15/18(1) (2) †	675	716
Plains All American Pipeline L.P./PAA
Finance Corp.,
5.63%, 12/15/13	555	591
Regency Energy Partners L.P./Regency Energy Finance Corp.,
6.50%, 7/15/21	525	571

		3,202

Real Estate Investment Trusts - 1.4%
American Tower Corp.,
4.50%, 1/15/18	555	574
Boston Properties L.P.,
3.70%, 11/15/18	410	429
ERP Operating L.P.,
4.63%, 12/15/21†	280	300
HCP, Inc.,
5.63%, 5/1/17	675	743
3.75%, 2/1/19†	155	156
Simon Property Group L.P.,
2.80%, 1/30/17	400	416
Ventas Realty L.P./Ventas Capital Corp.,
4.75%, 6/1/21	550	567
4.25%, 3/1/22†	165	164

		3,349

Retail - 0.3%
CVS Caremark Corp.,
5.75%, 5/15/41	235	281
Macy’s Retail Holdings, Inc.,
5.13%, 1/15/42	415	424

		705

Savings & Loans - 0.3%
Santander Holdings USA, Inc.,
4.63%, 4/19/16†	750	743

Software - 0.2%
Oracle Corp.,
5.25%, 1/15/16	385	446

Telecommunications - 2.5%
AT&T, Inc.,
5.55%, 8/15/41†	350	411
CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/1/17(1) (2)	985	1,074
Frontier Communications Corp.,
8.25%, 4/15/17†	800	864
Qwest Communications International, Inc.,
8.00%, 10/1/15	275	295
7.13%, 4/1/18	1,025	1,097

FIXED INCOME PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.6% continued
Telecommunications - 2.5% continued
Qwest Corp.,
7.63%, 6/15/15	$1,225	$1,394
Verizon Communications, Inc.,
4.75%, 11/1/41†	315	337
Windstream Corp.,
8.13%, 8/1/13†	655	702

		6,174

Transportation - 0.3%
Burlington Northern Santa Fe LLC,
4.40%, 3/15/42	635	627
CSX Corp.,
4.75%, 5/30/42	215	224

		851

Total Corporate Bonds (Cost $79,055)		83,453

FOREIGN ISSUER BONDS - 7.7%
Banks - 0.5%
Abbey National Treasury Services PLC,
4.00%, 4/27/16†	475	467
Lloyds TSB Bank PLC,
6.50%, 9/14/20(1) (2) †	700	673

		1,140

Beverages - 0.3%
Pernod-Ricard S.A.,
4.45%, 1/15/22(1) (2)	375	391
SABMiller PLC,
6.50%, 7/1/16(1) (2)	265	307

		698

Chemicals - 0.5%
Agrium, Inc.,
6.13%, 1/15/41	330	408
LyondellBasell Industries N.V.,
6.00%, 11/15/21(1) (2) †	400	439
Potash Corp. of Saskatchewan, Inc.,
3.25%, 12/1/17	470	506

		1,353

Computers - 0.3%
Seagate HDD Cayman,
6.88%, 5/1/20	580	635

Diversified Financial Services - 0.2%
Macquarie Group Ltd.,
7.30%, 8/1/14(1) (2) †	580	611

Electric - 0.3%
PPL WEM Holdings PLC,
3.90%, 5/1/16(1) (2) †	685	718

Insurance - 1.1%
Allied World Assurance Co., Ltd.,
7.50%, 8/1/16	845	962
5.50%, 11/15/20†	340	349
XL Group PLC,
6.50%, 4/15/17	1,735	1,470

		2,781

Leisure Time - 0.5%
Royal Caribbean Cruises Ltd.,
6.88%, 12/1/13	1,200	1,273

Media - 0.3%
Videotron Ltee,
5.00%, 7/15/22(2) (3)	640	642

Mining - 0.3%
BHP Billiton Finance USA Ltd.,
1.63%, 2/24/17	550	552
Teck Resources Ltd.,
3.00%, 3/1/19†	235	236

		788

Oil & Gas - 2.1%
Ensco PLC,
3.25%, 3/15/16†	420	438
Nexen, Inc.,
6.40%, 5/15/37†	545	625
Noble Holding International Ltd.,
5.25%, 3/15/42	325	344
Petrobras International Finance Co.,
3.88%, 1/27/16	155	162
3.50%, 2/6/17†	550	562
5.38%, 1/27/21†	585	629
Petro-Canada,
6.05%, 5/15/18†	140	170
Petroleos Mexicanos,
5.50%, 1/21/21	645	707
Total Capital International S.A.,
2.88%, 2/17/22	405	412

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.7% continued
Oil & Gas - 2.1% continued
Transocean, Inc.,
4.95%, 11/15/15	$460	$498
5.05%, 12/15/16†	525	574

		5,121

Oil & Gas Services - 0.3%
Weatherford International Ltd.,
5.13%, 9/15/20†	595	657

Pharmaceuticals - 0.2%
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15	535	567

Telecommunications - 0.5%
Telefonica Moviles Chile S.A.,
2.88%, 11/9/15(1) (2)	810	809
Virgin Media Finance PLC,
5.25%, 2/15/22(3)	550	561

		1,370

Transportation - 0.3%
Kansas City Southern de Mexico S.A. de C.V.,
6.63%, 12/15/20	730	803

Total Foreign Issuer Bonds (Cost $18,647)		19,157

U.S. GOVERNMENT AGENCIES - 38.3% (4)
Fannie Mae - 31.9%
Pool #545437,
7.00%, 2/1/32	5	6
Pool #585617,
7.00%, 5/1/31(5)	—	—
Pool #735893,
5.00%, 10/1/35	1,283	1,387
Pool #831810,
6.00%, 9/1/36	1,867	2,070
Pool #888538,
5.50%, 1/1/37	628	686
Pool #890009,
5.50%, 9/1/36	1,853	2,025
Pool #893082,
2.67%, 9/1/36	659	706
Pool #929203,
6.50%, 3/1/38	495	558
Pool #932638,
5.00%, 3/1/40	2,031	2,221
Pool #946869,
6.00%, 9/1/37	318	351
Pool #955782,
6.50%, 10/1/37	776	877
Pool #990702,
6.50%, 9/1/38	1,463	1,649
Pool #991529,
6.00%, 11/1/38	1,586	1,756
Pool #AB1470,
4.50%, 9/1/40	1,299	1,385
Pool #AB2693,
4.50%, 4/1/41	2,587	2,792
Pool #AB3114,
5.00%, 6/1/41	1,449	1,579
Pool #AC6767,
4.50%, 1/1/40	251	271
Pool #AC9581,
5.50%, 1/1/40	3,552	3,900
Pool #AD0496,
6.00%, 10/1/39	2,834	3,123
Pool #AD0915,
5.50%, 12/1/38	380	418
Pool #AD1645,
5.00%, 3/1/40	1,306	1,424
Pool #AD6929,
5.00%, 6/1/40	1,442	1,573
Pool #AE6371,
4.00%, 12/1/40	1,950	2,055
Pool #AE6415,
4.00%, 10/1/40	1,588	1,697
Pool #AH1166,
4.50%, 12/1/40	3,520	3,787
Pool #AH1507,
4.50%, 12/1/40	1,798	1,942
Pool #AI5826,
4.00%, 9/1/41	1,594	1,679
Pool #AI9518,
4.00%, 9/1/41	2,251	2,372
Pool #AJ2166,
4.00%, 10/1/41	2,790	2,940
Pool #AJ4048,
4.00%, 10/1/41	1,562	1,656

FIXED INCOME PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 38.3%(5) continued
Fannie Mae- 31.9% continued
Pool TBA,
4.00%, 3/15/39(3)	$10,230	$10,764
3.50%, 12/31/40(3)	2,225	2,299
4.50%, 12/31/49(3)	7,400	7,884
5.00%, 12/31/49(3)	675	729
5.50%, 12/31/49(3)	3,325	3,621
6.00%, 12/31/49(3)	4,500	4,950

		79,132

Freddie Mac - 2.4%
Pool #1B3575,
6.04%, 9/1/37	523	567
Pool #1G2296,
6.21%, 11/1/37	1,164	1,270
Pool #1J0365,
5.63%, 4/1/37	415	439
Pool #1J2840,
5.88%, 9/1/37	584	624
Pool #848076,
5.48%, 6/1/38	708	764
Pool TBA,
5.00%, 12/31/49(3)	2,200	2,368

		6,032

Freddie Mac Gold - 3.0%
Pool #A62213,
6.00%, 6/1/37	1,257	1,402
Pool #A65182,
6.50%, 9/1/37	505	567
Pool #C00910,
7.50%, 1/1/30	317	381
Pool #C02790,
6.50%, 4/1/37	856	965
Pool #C02838,
5.50%, 5/1/37	1,255	1,375
Pool #C03517,
4.50%, 9/1/40	1,439	1,530
Pool #G01954,
5.00%, 11/1/35	1,176	1,270

		7,490

Government National Mortgage Association - 0.6%
Series 2008-8, Class A,
3.61%, 8/16/27	434	438
Series 2012-2, Class A,
1.86%, 6/16/31	1,007	1,019

		1,457

Government National Mortgage Association I - 0.0%
Pool #486873,
6.50%, 1/15/29(5)	—	—

Government National Mortgage Association II - 0.4%
Pool #82581,
4.00%, 7/20/40	814	867

Total U.S. Government Agencies (Cost $92,475)		94,978

U.S. GOVERNMENT OBLIGATIONS - 15.5%
U.S. Treasury Bonds - 4.6%
3.13%, 11/15/41	11,250	11,343

U.S. Treasury Inflation Indexed Notes - 2.5%
0.63%, 4/15/13	5,650	6,234

U.S. Treasury Notes - 8.4%
0.25%, 2/28/14	6,825	6,818
0.88%, 2/28/17	9,000	9,000
1.38%, 2/28/19	2,670	2,666
2.00%, 2/15/22†	2,300	2,305

		20,789

Total U.S. Government Obligations (Cost $38,138)		38,366

MUNICIPAL BONDS - 0.6%
Ohio - 0.6%
American Municipal Power, Inc. Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects,
7.83%, 2/15/41	1,060	1,454

Total Municipal Bonds (Cost $1,060)		1,454

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 28.7%
Northern Institutional Funds - Diversified Assets Portfolio(6) (7)	36,017,675	$36,018
Northern Institutional Funds - Liquid Assets Portfolio(7) (8) (9)	35,163,989	35,164

Total Investment Companies (Cost $71,182)		71,182

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.04%, 6/21/12	$600	$600

Total Short-Term Investments (Cost $600)		600

Total Investments - 128.2% (Cost $309,928)		318,227

Liabilities less Other Assets - (28.2)%		(70,008)

NET ASSETS - 100.0%		$248,219

(1)	Restricted security that has been deemed illiquid. At February 29, 2012, the value of these restricted illiquid securities amounted to approximately $17,757,000 or 7.2% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
American Honda Finance Corp.,
2.13%, 2/28/17	2/21/12	$635

Aristotle Holding, Inc.,
3.90%, 2/15/22	2/6/12	440

Cargill, Inc.,
1.90%, 3/1/17	2/21/12	255

CC Holdings GS V LLC/ Crown Castle GS III Corp.,
7.75%, 5/1/17	1/4/10	1053

Daimler Finance N.A. LLC,
2.30%, 1/9/15	1/4/12	554

ERAC USA Finance LLC,
7.00%, 10/15/37	10/10/07	719

FMR LLC,
6.45%, 11/15/39	1/6/10	1,016

Georgia-Pacific LLC,
5.40%, 11/1/20	1/10/12	585

Hyatt Hotels Corp.,
6.88%, 8/15/19	8/10/09	904

Hyundai Capital America,
4.00%, 6/8/17	12/1/11	239

Kinder Morgan Finance Co. LLC,
6.00%, 1/15/18	4/14/11	695

Liberty Mutual Group, Inc.,
5.75%, 3/15/14	6/16/09-1/5/10	515

Linn Energy LLC/Linn Energy Finance Corp.,
6.25%, 11/1/19	2/28/12	885

Lloyds TSB Bank PLC,
6.50%, 9/14/20	9/7/10	696

LyondellBasell Industries N.V.,
6.00%, 11/15/21	11/4/11-11/18/11	407

Macquarie Group Ltd.,
7.30%, 8/1/14	12/14/10-12/15/10	633

Metropolitan Life Global Funding I,
2.50%, 9/29/15	9/22/10	670

Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10	926

Peabody Energy Corp.,
6.25%, 11/15/21	11/8/11	700

Pernod-Ricard S.A.,
4.45%, 1/15/22	10/20/11	374

PPL WEM Holdings PLC,
3.90%, 5/1/16	4/18/11	684

Pricoa Global Funding l,
5.45%, 6/11/14	6/4/09	753

Rock-Tenn Co.,
4.45%, 3/1/19	2/14/12	355

SABMiller PLC,
6.50%, 7/1/16	10/28/10	317

Southwestern Energy Co.,
4.10%, 3/15/22	2/29/12	459

Telefonica Moviles Chile S.A.,
2.88%, 11/9/15	11/3/10	810

UR Financing Escrow Corp.,
5.75%, 7/15/18	2/24/12-2/27/12	667

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(3)	When-Issued Security.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.

FIXED INCOME PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

(5)	Principal amount is less than $500.
(6)	At November 30, 2011, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $38,468,000 with net sales of approximately $2,450,000 during the three months ended February 29, 2012.
(7)	Investment in affiliated Portfolio.
(8)	Investment relates to cash collateral received from portfolio securities loaned.
(9)	At November 30, 2011, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $45,394,000 with net sales of approximately $10,230,000 during the three months ended February 29, 2012.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At February 29, 2012, the quality distribution for the Bond Portfolio was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
US Treasury	14.3%
US Agency	33.0
AAA	3.2
AA	1.9
A	7.3
BAA	15.8
BA	10.0
B	1.6
NR	0.2
Cash Equivalents	12.7

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Portfolio will assign a rating of not rated. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. The ratings, expressed in Moody’s nomenclature, range from Aaa (judged to be of the highest quality, with minimal credit risk) to C (the lowest rated class of bonds, typically in default, with little prospect for recovery of principal or interest). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). Ratings are relative and subjective and are not absolute standards of quality.

Federal Tax Information:

At February 29, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$310,043

Gross tax appreciation of investments	$8,644
Gross tax depreciation of investments	(459)

Net tax appreciation of investments	$8,185

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Valuations based on significant unobservable inputs. The Fund utilized the following techniques on level 3 investments: The Fund valued certain securities using prices provided by a third party pricing provider.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Bond Portfolio’s investments, which are carried at fair value, as of February 29, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$9,037	(1)	$—	$9,037
Corporate Bonds	—	83,453	(1)	—	83,453
Foreign Issuer Bonds	—	19,157	(1)	—	19,157
U.S. Government Agencies	—	94,978	(1)	—	94,978
U.S. Government Obligations	—	38,366	(1)	—	38,366
Municipal Bonds	—	1,454	(1)	—	1,454
Investment Companies	71,182	—		—	71,182
Short-Term Investments	—	600		—	600

Total Investments	$71,182	$247,045		$—	$318,227

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At February 29, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO	FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 4.5%
Automobile - 0.3%
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3,
0.73%, 5/16/16	$260	$260

Commercial Mortgage-Backed Securities - 4.2%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-5, Class A4,
4.94%, 11/10/41	455	490
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A2,
5.32%, 9/10/47	595	604
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A4,
5.41%, 9/10/47	350	392
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4,
4.72%, 2/11/41	550	580
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4,
5.41%, 12/11/40	500	558
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A3,
5.71%, 9/11/38	239	246
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2,
4.63%, 3/15/46	479	486
LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A4,
4.17%, 5/15/32	150	154
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4,
5.12%, 11/15/32	300	316
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2,
5.08%, 2/15/31	71	71
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2,
5.26%, 9/15/39	25	25

		3,922

Total Asset-Backed Securities (Cost $4,100)		4,182

CORPORATE BONDS - 32.0%
Agriculture - 1.6%
Altria Group, Inc.,
10.20%, 2/6/39	240	382
Archer-Daniels-Midland Co.,
5.77%, 3/1/41	215	272
Bunge Ltd. Finance Corp.,
4.10%, 3/15/16†	165	172
8.50%, 6/15/19	235	291
Lorillard Tobacco Co.,
8.13%, 6/23/19†	275	344

		1,461

Auto Manufacturers - 0.6%
Daimler Finance N.A. LLC,
2.30%, 1/9/15(1) (2) †	215	219
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2)	295	311

		530

Auto Parts & Equipment - 0.8%
BorgWarner, Inc.,
4.63%, 9/15/20	240	257
Johnson Controls, Inc.,
1.75%, 3/1/14†	230	234
5.25%, 12/1/41†	290	309

		800

Banks - 4.1%
Bank of America Corp.,
3.75%, 7/12/16	210	207
6.00%, 9/1/17†	170	179
5.70%, 1/24/22†	145	154
5.88%, 2/7/42	155	155
Capital One Capital V,
10.25%, 8/15/39	400	417
Citigroup, Inc.,
2.65%, 3/2/15†	135	135
4.45%, 1/10/17†	230	243
4.50%, 1/14/22	210	216
Goldman Sachs Group (The), Inc.,
3.63%, 2/7/16†	100	100
5.63%, 1/15/17	145	153
5.75%, 1/24/22	75	78
6.25%, 2/1/41	235	243
HSBC USA, Inc.,
2.38%, 2/13/15	125	127

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.0% continued
Banks - 4.1% continued
JPMorgan Chase & Co.,
4.35%, 8/15/21†	$190	$199
5.40%, 1/6/42†	150	162
Morgan Stanley,
2.88%, 1/24/14	110	109
4.00%, 7/24/15†	250	250
3.45%, 11/2/15†	250	245
5.75%, 1/25/21	260	258
U.S. Bancorp,
2.20%, 11/15/16†	180	185

		3,815

Beverages - 0.9%
Dr Pepper Snapple Group, Inc.,
2.60%, 1/15/19†	240	241
PepsiCo, Inc.,
2.50%, 5/10/16†	175	184
2.75%, 3/5/22	75	75
4.00%, 3/5/42	80	80
SABMiller Holdings, Inc.,
1.85%, 1/15/15(1) (2) †	225	229

		809

Biotechnology - 1.0%
Genzyme Corp.,
3.63%, 6/15/15	215	233
Gilead Sciences, Inc.,
3.05%, 12/1/16†	230	242
4.50%, 4/1/21	215	230
Life Technologies Corp.,
5.00%, 1/15/21	250	272

		977

Commercial Services - 0.6%
ERAC USA Finance LLC,
7.00%, 10/15/37(1) (2)	455	542

Computers - 0.3%
Hewlett-Packard Co.,
3.75%, 12/1/20	120	122
4.65%, 12/9/21	180	194

		316

Diversified Financial Services - 3.8%
American Express Credit Corp.,
2.80%, 9/19/16†	160	166
American Honda Finance Corp.,
2.13%, 2/28/17(1) (2)	240	241
Countrywide Financial Corp.,
6.25%, 5/15/16†	255	256
FMR LLC,
6.45%, 11/15/39(1) (2) †	570	631
FUEL Trust,
4.21%, 4/15/16(1) (2)	500	513
General Electric Capital Corp.,
2.15%, 1/9/15†	305	313
3.35%, 10/17/16	140	149
2.90%, 1/9/17†	180	188
4.63%, 1/7/21†	90	98
5.30%, 2/11/21†	175	193
4.65%, 10/17/21†	125	136
Hyundai Capital America,
4.00%, 6/8/17(1) (2) †	90	91
JPMorgan Chase Capital XXVII,
7.00%, 11/1/39	385	393
Toyota Motor Credit Corp.,
2.00%, 9/15/16†	230	234

		3,602

Electric - 0.4%
Exelon Generation Co. LLC,
6.20%, 10/1/17	355	418

Electronics - 0.6%
Agilent Technologies, Inc.,
6.50%, 11/1/17	445	532

Food - 0.9%
Cargill, Inc.,
1.90%, 3/1/17(1) (2) (3)	105	105
3.25%, 11/15/21(1) (2)	270	270
H.J. Heinz Co.,
1.50%, 3/1/17	110	110
Kellogg Co.,
1.88%, 11/17/16†	100	101
Kroger (The) Co.,
2.20%, 1/15/17	220	224

		810

Healthcare - Products - 0.6%
Baxter International, Inc.,
1.85%, 1/15/17†	230	235

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.0% continued
Healthcare - Products - 0.6% continued
Stryker Corp.,
2.00%, 9/30/16	$160	$165
Zimmer Holdings, Inc.,
3.38%, 11/30/21†	125	127

		527

Healthcare - Services - 0.3%
Cigna Corp.,
4.00%, 2/15/22	185	193
WellPoint, Inc.,
2.38%, 2/15/17	124	125

		318

Insurance - 2.6%
Aflac, Inc.,
2.65%, 2/15/17†	90	92
Liberty Mutual Group, Inc.,
5.75%, 3/15/14(1) (2)	175	184
Metropolitan Life Global Funding I,
2.50%, 9/29/15(1) (2)	300	308
New York Life Global Funding,
1.30%, 1/12/15(1) (2)	265	267
Pricoa Global Funding I,
5.45%, 6/11/14(1) (2)	260	279
Protective Life Corp.,
8.45%, 10/15/39	555	654
Prudential Financial, Inc.,
3.00%, 5/12/16†	625	650

		2,434

Internet - 0.4%
Symantec Corp.,
2.75%, 9/15/15†	325	336

Iron/Steel - 0.6%
Cliffs Natural Resources, Inc.,
4.88%, 4/1/21	200	214
Commercial Metals Co.,
7.35%, 8/15/18†	365	372

		586

Lodging - 0.5%
Hyatt Hotels Corp.,
6.88%, 8/15/19(1) (2)	410	463

Media - 2.1%
CBS Corp.,
3.38%, 3/1/22	80	79
Comcast Corp.,
4.95%, 6/15/16	110	124
6.40%, 5/15/38	320	398
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
7.63%, 5/15/16	200	210
5.20%, 3/15/20†	175	197
NBCUniversal Media LLC,
2.10%, 4/1/14†	140	143
News America, Inc.,
6.90%, 8/15/39	85	106
Time Warner Cable, Inc.,
3.50%, 2/1/15†	110	117
5.50%, 9/1/41†	155	171
Time Warner, Inc.,
6.10%, 7/15/40	250	296
Viacom, Inc.,
3.88%, 12/15/21†	90	95

		1,936

Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc.,
1.40%, 2/13/15	135	135

Miscellaneous Manufacturing - 0.3%
Dover Corp.,
5.45%, 3/15/18	230	271

Office/Business Equipment - 0.5%
Xerox Corp.,
4.25%, 2/15/15†	350	373
4.50%, 5/15/21	115	117

		490

Oil & Gas - 1.0%
Anadarko Petroleum Corp.,
5.95%, 9/15/16	220	255
6.38%, 9/15/17	280	336
EQT Corp.,
4.88%, 11/15/21	170	174
Southwestern Energy Co.,
4.10%, 3/15/22(1) (2)	175	175

		940

Pharmaceuticals - 0.8%
Aristotle Holding, Inc.,
3.90%, 2/15/22(1) (2) †	170	174

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.0% continued
Pharmaceuticals - 0.8% continued
Express Scripts, Inc.,
3.13%, 5/15/16†	$245	$253
McKesson Corp.,
5.70%, 3/1/17	200	233
Medco Health Solutions, Inc.,
2.75%, 9/15/15†	110	112

		772

Pipelines - 1.4%
Enterprise Products Operating LLC,
3.20%, 2/1/16†	220	232
6.45%, 9/1/40	255	316
Kinder Morgan Energy Partners L.P.,
4.15%, 3/1/22†	125	130
Plains All American Pipeline L.P./PAA Finance Corp.,
5.63%, 12/15/13	385	410
Williams Partners L.P.,
3.80%, 2/15/15†	225	238

		1,326

Real Estate Investment Trusts - 1.4%
American Tower Corp.,
4.50%, 1/15/18	250	259
Boston Properties L.P.,
3.70%, 11/15/18	165	173
ERP Operating L.P.,
4.63%, 12/15/21†	110	118
HCP, Inc.,
5.63%, 5/1/17	225	248
3.75%, 2/1/19†	60	60
Simon Property Group L.P.,
2.80%, 1/30/17†	175	182
Ventas Realty L.P./Ventas Capital Corp.,
4.75%, 6/1/21	250	257
4.25%, 3/1/22†	60	60

		1,357

Retail - 0.4%
CVS Caremark Corp.,
5.75%, 5/15/41	150	180
Macy’s Retail Holdings, Inc.,
5.13%, 1/15/42	150	153

		333

Savings & Loans - 0.4%
Santander Holdings USA, Inc.,
4.63%, 4/19/16†	340	337

Software - 0.2%
Oracle Corp.,
5.25%, 1/15/16	175	203

Telecommunications - 1.8%
AT&T, Inc.,
2.40%, 8/15/16†	150	156
3.00%, 2/15/22	155	155
5.55%, 8/15/41†	120	141
CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/1/17(1) (2)	310	338
Juniper Networks, Inc.,
4.60%, 3/15/21	240	258
Qwest Corp.,
7.63%, 6/15/15	435	495
Verizon Communications, Inc.,
4.75%, 11/1/41†	145	155

		1,698

Transportation - 1.0%
Burlington Northern Santa Fe LLC,
3.60%, 9/1/20†	225	237
4.40%, 3/15/42	240	237
CSX Corp.,
4.75%, 5/30/42	95	99
Norfolk Southern Corp.,
6.00%, 5/23/11(4)	290	341

		914

Total Corporate Bonds (Cost $28,350)		29,988

FOREIGN ISSUER BONDS - 7.6%
Banks - 0.8%
Abbey National Treasury Services PLC,
4.00%, 4/27/16†	245	241
Lloyds TSB Bank PLC,
6.50%, 9/14/20(1) (2)	315	303
Westpac Banking Corp.,
3.00%, 12/9/15†	200	207

		751

FIXED INCOME PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.6% continued
Beverages - 0.6%
Pernod-Ricard S.A.,
2.95%, 1/15/17(1) (2) †	$265	$270
4.45%, 1/15/22(1) (2)	160	167
SABMiller PLC,
6.50%, 7/1/16(1) (2)	105	122

		559

Chemicals - 0.4%
Agrium, Inc.,
6.13%, 1/15/41	140	173
Potash Corp. of Saskatchewan, Inc.,
3.25%, 12/1/17	180	194

		367

Diversified Financial Services - 0.3%
Macquarie Group Ltd.,
7.30%, 8/1/14(1) (2)	265	279

Electric - 0.4%
PPL WEM Holdings PLC,
3.90%, 5/1/16(1) (2)	310	325

Insurance - 1.1%
Allied World Assurance Co. Ltd.,
7.50%, 8/1/16	255	290
5.50%, 11/15/20†	240	246
XL Group PLC,
6.50%, 4/15/17	625	530

		1,066

Mining - 0.3%
BHP Billiton Finance USA Ltd.,
1.63%, 2/24/17†	205	206
Teck Resources Ltd.,
3.00%, 3/1/19†	90	90

		296

Oil & Gas - 2.4%
Canadian Natural Resources Ltd.,
5.70%, 5/15/17	150	179
Ensco PLC,
3.25%, 3/15/16	165	172
Nexen, Inc.,
6.40%, 5/15/37†	235	270
Noble Holding International Ltd.,
5.25%, 3/15/42	125	132
Petrobras International Finance Co.,
3.88%, 1/27/16	60	63
3.50%, 2/6/17†	205	209
5.38%, 1/27/21†	225	242
Petro-Canada,
6.05%, 5/15/18	255	309
Petroleos Mexicanos,
5.50%, 1/21/21	280	307
Total Capital International S.A.,
2.88%, 2/17/22	150	153
Transocean, Inc.,
4.95%, 11/15/15	200	216

		2,252

Oil & Gas Services - 0.3%
Weatherford International Ltd.,
5.13%, 9/15/20†	265	293

Pharmaceuticals - 0.3%
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15	305	323

Pipelines - 0.1%
TransCanada PipeLines Ltd.,
0.88%, 3/2/15	85	85

Telecommunications - 0.6%
Telefonica Emisiones S.A.U.,
5.46%, 2/16/21	175	176
Telefonica Moviles Chile S.A.,
2.88%, 11/9/15(1) (2)	345	344

		520

Total Foreign Issuer Bonds (Cost $6,971)		7,116

U.S. GOVERNMENT AGENCIES - 37.9%(5)
Fannie Mae - 29.2%
Pool #535714,
7.50%, 1/1/31	21	25
Pool #555599,
7.00%, 4/1/33	60	70
Pool #656035,
7.50%, 9/1/32	28	33
Pool #712130,
7.00%, 6/1/33	30	35
Pool #735893,
5.00%, 10/1/35	282	305

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.9%(5) continued
Fannie Mae - 29.2% continued
Pool #831810,
6.00%, 9/1/36	$1,089	$1,208
Pool #845182,
5.50%, 11/1/35	821	898
Pool #890009,
5.50%, 9/1/36	432	473
Pool #893082,
2.67%, 9/1/36	298	319
Pool #932638,
5.00%, 3/1/40	791	865
Pool #AB1470,
4.50%, 9/1/40	1,138	1,214
Pool #AB2693,
4.50%, 4/1/41	1,036	1,118
Pool #AB3114,
5.00%, 6/1/41	644	702
Pool #AC9581,
5.50%, 1/1/40	407	447
Pool #AD0496,
6.00%, 10/1/39	1,047	1,153
Pool #AD0915,
5.50%, 12/1/38	878	966
Pool #AD1645,
5.00%, 3/1/40	942	1,027
Pool #AD6929,
5.00%, 6/1/40	611	666
Pool #AE6371,
4.00%, 12/1/40	764	805
Pool #AE6415,
4.00%, 10/1/40	722	771
Pool #AH1166,
4.50%, 12/1/40	1,364	1,468
Pool #AH1507,
4.50%, 12/1/40	498	537
Pool #AI5826,
4.00%, 9/1/41	624	658
Pool #AI9518,
4.00%, 9/1/41	881	929
Pool #AJ2166,
4.00%, 10/1/41	1,097	1,156
Pool #AJ4048,
4.00%, 10/1/41	662	702
Pool TBA,
5.50%, 5/15/16(3)	850	926
6.00%, 3/1/30(3)	1,700	1,870
4.50%, 3/15/34(3)	1,850	1,971
4.00%, 3/15/39(3)	2,965	3,120
3.50%, 12/31/49(3)	900	930

		27,367

Freddie Mac - 2.3%
Pool #1B3575,
6.04%, 9/1/37	225	244
Pool #1G2296,
6.21%, 11/1/37	599	654
Pool #1J0365,
5.63%, 4/1/37	218	231
Pool #1J2840,
5.88%, 9/1/37	292	312
Pool TBA,
5.00%, 3/15/38(3)	715	769

		2,210

Freddie Mac Gold - 5.3%
Pool #A62213,
6.00%, 6/1/37	838	934
Pool #A65182,
6.50%, 9/1/37	1,153	1,295
Pool #C02790,
6.50%, 4/1/37	673	759
Pool #C02838,
5.50%, 5/1/37	612	670
Pool #C03517,
4.50%, 9/1/40	601	639
Pool #G01954,
5.00%, 11/1/35	672	726

		5,023

Government National Mortgage Association - 0.6%
Series 2008-8, Class A,
3.61%, 8/16/27	155	157
Series 2012-2, Class A,
1.86%, 6/16/31	389	393

		550

Government National Mortgage Association I - 0.1%
Pool #604183,
5.50%, 4/15/33	23	26

FIXED INCOME PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.9%(5) continued
Government National Mortgage Association I - 0.1% continued
Pool #633627,
5.50%, 9/15/34	$31	$35

		61

Government National Mortgage Association II - 0.4%
Pool #82581,
4.00%, 7/20/40	349	372

Total U.S. Government Agencies (Cost $34,394)		35,583

U.S. GOVERNMENT OBLIGATIONS - 17.7%
U.S. Treasury Bonds - 4.2%
3.13%, 11/15/41	2,565	2,586
3.13%, 2/15/42	1,310	1,320

		3,906

U.S. Treasury Inflation Indexed Notes - 2.5%
0.63%, 4/15/13	2,130	2,350

U.S. Treasury Notes - 11.0%
0.25%, 2/28/14	3,750	3,746
0.88%, 2/28/17	1,390	1,390
1.38%, 2/28/19	4,140	4,134
2.00%, 2/15/22†	1,040	1,042

		10,312

Total U.S. Government Obligations (Cost $16,514)		16,568

MUNICIPAL BONDS - 0.7%
Ohio - 0.7%
American Municipal Power-Ohio, Inc. Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects,
7.83%, 2/15/41	480	659

Total Municipal Bonds (Cost $480)		659

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 24.8%
Northern Institutional Funds - Diversified Assets Portfolio(6) (7)	12,099,110	$12,099
Northern Institutional Funds - Liquid Assets Portfolio(6) (8) (9)	11,189,883	11,190

Total Investment Companies (Cost $23,289)		23,289

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 0.5%
U.S. Treasury Bill,
0.04%, 6/21/12	$500	$500

Total Short-Term Investments (Cost $500)		500

Total Investments - 125.7% (Cost $114,598)		117,885

Liabilities less Other Assets - (25.7)%		(24,107)

NET ASSETS - 100.0%		$93,778

(1)	Restricted security that has been deemed illiquid. At February 29, 2012, the value of these restricted illiquid securities amounted to approximately $7,150,000 or 7.6% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
American Honda Finance Corp.,
2.13%, 2/28/17	2/21/12	$240

Aristotle Holding, Inc.,
3.90%, 2/15/22	2/6/12	166

Cargill, Inc.,
1.90%, 3/1/17	2/21/12	105

Cargill, Inc.,
3.25%, 11/15/21	11/3/11	269

CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/1/17	1/4/10	331

Daimler Finance N.A. LLC,
2.30%, 1/9/15	1/4/12	215

ERAC USA Finance LLC,
7.00%, 10/15/37	10/10/07	451

FMR LLC,
6.45%, 11/15/39	1/6/10-4/30/10	554

FUEL Trust,
4.21%, 4/15/16	8/15/11	501

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued	FEBRUARY 29, 2012 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Hyatt Hotels Corp.,
6.88%, 8/15/19	8/10/09	$409

Hyundai Capital America,
4.00%, 6/8/17	12/1/11	90

Liberty Mutual Group, Inc.,
5.75%, 3/15/14	6/16/9-1/5/10	153

Lloyds TSB Bank PLC,
6.50%, 9/14/20	9/7/10	313

Macquarie Group Ltd.,
7.30%, 8/1/14	12/14/10-12/15/10	289

Metropolitan Life Global Funding I,
2.50%, 9/29/15	9/22/10	300

New York Life Global Funding,
1.30%, 1/12/15	1/9/12	265

Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10	294

Pernod-Ricard S.A.,
2.95%, 1/15/17	1/5/12	265

Pernod-Ricard S.A.,
4.45%, 1/15/22	10/20/11	160

PPL WEM Holdings PLC,
3.90%, 5/1/16	4/18/11	310

Pricoa Global Funding I,
5.45%, 6/11/14	6/4/09	259

SABMiller Holdings, Inc.,
1.85%, 1/15/15	1/11/12	225

SABMiller PLC,
6.50%, 7/1/16	10/28/10	126

Southwestern Energy Co.,
4.10%, 3/15/22	2/29/12	175

Telefonica Moviles Chile S.A.,
2.88%, 11/9/15	11/3/10	345

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(3)	When-Issued Security.
(4)	Century bond expiring in 2111.
(5)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(6)	Investment in affiliated Portfolio.
(7)	At November 30, 2011, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $14,172,000 with net sales of approximately $2,073,000 during the three months ended February 29, 2012.
(8)	Investment relates to cash collateral received from portfolio securities loaned.
(9)	At November 30, 2011, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $15,673,000 with net sales of approximately $4,483,000 during the three months ended February 29, 2012.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At February 29, 2012, the quality distribution for the Core Bond Portfolio was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
US Agency	32.8%
US Treasury	16.6
AAA	4.2
AA	2.4
A	9.9
BAA	22.0
BA	0.8
Cash Equivalents	11.3

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. The ratings, expressed in Moody’s nomenclature, range from Aaa (judged to be of the highest quality, with minimal credit risk) to C (the lowest rated class of bonds, typically in default, with little prospect for recovery of principal or interest). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). Committed Cash includes any traded cash (forward settling trades), the sweep vehicle and commercial paper. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Federal Tax Information:

At February 29, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$114,617

Gross tax appreciation of investments	$3,453
Gross tax depreciation of investments	(185)

Net tax appreciation of investments	$3,268

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Core Bond Portfolio’s investments, which are carried at fair value, as of February 29, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$4,182	(1)	$—	$4,182
Corporate Bonds	—	29,988	(1)	—	29,988
Foreign Issuer Bonds	—	7,116	(1)	—	7,116
U.S. Government Agencies	—	35,583	(1)	—	35,583
U.S. Government Obligations	—	16,568	(1)	—	16,568
Municipal Bonds	—	659		—	659
Investment Companies	23,289	—		—	23,289
Short-Term Investments	—	500		—	500

Total Investments	$23,289	$94,596		$—	$117,885

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At February 29, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

FIXED INCOME PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX PORTFOLIO	FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.2%
U.S. Treasury Bonds - 15.5%
8.13%, 8/15/19	$300	$443
8.75%, 8/15/20	300	470
7.63%, 11/15/22	400	618
6.25%, 8/15/23†	550	781
6.88%, 8/15/25	300	456
6.00%, 2/15/26†	300	426
6.75%, 8/15/26	125	190
6.50%, 11/15/26	250	373
6.38%, 8/15/27	215	320
6.13%, 11/15/27†	450	656
5.25%, 11/15/28†	300	405
5.25%, 2/15/29†	200	271
6.25%, 5/15/30	250	378
5.38%, 2/15/31†	300	418
4.50%, 2/15/36†	500	636
4.75%, 2/15/37	400	528
5.00%, 5/15/37†	350	478
4.38%, 2/15/38	300	376
3.50%, 2/15/39	600	653
4.25%, 5/15/39	600	739
4.50%, 8/15/39†	800	1,025
4.38%, 11/15/39†	950	1,194
4.63%, 2/15/40	1,050	1,372
4.38%, 5/15/40	1,025	1,289
3.88%, 8/15/40†	1,050	1,217
4.75%, 2/15/41†	1,000	1,334
4.38%, 5/15/41†	975	1,228
3.75%, 8/15/41†	1,200	1,362
3.13%, 11/15/41	600	605

		20,241

U.S. Treasury Notes - 83.7%
0.75%, 3/31/13	900	905
2.50%, 3/31/13	900	922
1.75%, 4/15/13	1,300	1,322
0.63%, 4/30/13	1,500	1,507
0.50%, 5/31/13	1,750	1,756
1.13%, 6/15/13	2,100	2,124
1.00%, 7/15/13†	900	909
0.75%, 9/15/13	1,550	1,561
3.13%, 9/30/13	1,000	1,045
2.75%, 10/31/13	1,450	1,509
0.50%, 11/15/13†	6,900	6,925
2.00%, 11/30/13†	1,600	1,648
0.75%, 12/15/13	1,500	1,512
1.75%, 1/31/14	1,000	1,027
1.25%, 4/15/14†	650	663
1.00%, 5/15/14†	1,500	1,522
4.75%, 5/15/14	1,200	1,316
2.25%, 5/31/14†	1,050	1,095
0.75%, 6/15/14	1,250	1,261
0.63%, 7/15/14†	2,200	2,214
0.50%, 8/15/14	2,050	2,056
0.25%, 9/15/14	1,000	997
0.50%, 10/15/14	1,050	1,053
2.38%, 10/31/14†	2,000	2,104
0.38%, 11/15/14	4,500	4,496
2.25%, 1/31/15†	1,000	1,052
4.00%, 2/15/15†	800	883
2.38%, 2/28/15†	1,100	1,163
2.50%, 3/31/15†	1,350	1,434
2.13%, 5/31/15	1,750	1,841
1.75%, 7/31/15†	2,100	2,187
4.25%, 8/15/15	1,000	1,127
1.25%, 8/31/15†	1,050	1,076
1.25%, 9/30/15†	1,650	1,690
4.50%, 11/15/15†	900	1,029
1.38%, 11/30/15	1,300	1,337
2.13%, 12/31/15	1,000	1,057
2.00%, 1/31/16	1,650	1,737
4.50%, 2/15/16†	1,000	1,150
2.25%, 3/31/16†	750	798
2.38%, 3/31/16†	1,100	1,176
3.25%, 6/30/16†	550	609
1.50%, 7/31/16	900	929
4.88%, 8/15/16	500	590
1.00%, 8/31/16†	1,250	1,263
3.00%, 8/31/16	900	989
1.00%, 9/30/16	1,425	1,439
3.00%, 9/30/16	1,200	1,320
3.13%, 10/31/16	1,200	1,327
2.75%, 11/30/16	800	871
3.13%, 1/31/17	1,300	1,441
4.63%, 2/15/17	500	591
3.00%, 2/28/17†	750	828
3.25%, 3/31/17	950	1,061
2.75%, 5/31/17†	950	1,038
2.50%, 6/30/17	1,400	1,512
2.38%, 7/31/17	650	697

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX PORTFOLIO continued	FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.2% continued
U.S. Treasury Notes - 83.7% continued
3.50%, 2/15/18†	$900	$1,024
2.88%, 3/31/18†	500	551
2.63%, 4/30/18	1,400	1,522
3.88%, 5/15/18	1,100	1,279
4.00%, 8/15/18†	1,000	1,174
1.38%, 9/30/18	1,150	1,155
1.75%, 10/31/18	1,000	1,028
2.75%, 2/15/19	1,750	1,911
1.38%, 2/28/19	750	749
3.13%, 5/15/19	1,700	1,898
3.63%, 8/15/19	1,500	1,729
3.38%, 11/15/19†	1,150	1,305
3.63%, 2/15/20†	1,600	1,847
3.50%, 5/15/20†	1,800	2,061
2.63%, 11/15/20	1,750	1,875
3.63%, 2/15/21	1,700	1,962
3.13%, 5/15/21	1,925	2,137
2.13%, 8/15/21†	1,800	1,836
2.00%, 11/15/21†	1,650	1,658

		109,392

Total U.S. Government Obligations (Cost $122,095)		129,633

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 25.1%
Northern Institutional Funds - U.S. Government Portfolio(1) (2)	877,305	$877
Northern Institutional Funds - Liquid Assets Portfolio(1) (3) (4)	31,883,553	31,884

Total Investment Companies (Cost $32,761)		32,761

Total Investments - 124.3% (Cost $154,856)		162,394

Liabilities less Other Assets - (24.3)%		(31,759)

NET ASSETS - 100.0%		$130,635

(1)	Investment in affiliated Portfolio.
(2)	At November 30, 2011, the value of the Portfolio’s investment in the U.S. Government Portfolio of the Northern Institutional Funds was approximately $463,000 with net purchases of approximately $414,000 during the three months ended February 29, 2012.
(3)	Investment relates to cash collateral received from portfolio securities loaned.
(4)	At November 30, 2011, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $35,040,000 with net sales of approximately $3,156,000 during the three months ended February 29, 2012.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At February 29, 2012, the quality distribution for the U.S. Treasury Index Portfolio was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
US Treasury	99.3%
Cash Equivalent	0.7

Total	100%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Portfolio will assign a rating of not rated. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. The ratings, expressed in Moody’s nomenclature, range from Aaa (judged to be of the highest quality, with minimal credit risk) to C (the lowest rated class of bonds, typically in default, with little prospect for recovery of principal or interest). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). Ratings are relative and subjective and are not absolute standards of quality.

Federal Tax Information:

At February 29, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$154,885

Gross tax appreciation of investments	$7,518
Gross tax depreciation of investments	(9)

Net tax appreciation of investments	$7,509

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three Levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Treasury Index Portfolio’s investments, which are carried at fair value, as of February 29, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Obligations	$—	$129,633	(1)	$—	$129,633
Investment Companies	32,761	—		—	32,761

Total Investments	$32,761	$129,633		$—	$162,394

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At February 29, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO	FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET - BACKED SECURITIES - 7.8%
Automobile - 0.6%
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3,
0.77%, 1/15/16	$80	$80
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3,
0.73%, 5/16/16	120	120

		200

Commercial Mortgage-Backed Securities - 7.2%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-5, Class A4,
4.94%, 11/10/41	380	410
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A2,
5.32%, 9/10/47	357	362
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A4,
5.41%, 9/10/47	175	196
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4,
4.72%, 2/11/41	500	527
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4,
5.41%, 12/11/40	350	390
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2,
4.63%, 3/15/46	172	174
LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A4,
4.17%, 5/15/32	200	206
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4,
5.12%, 11/15/32	145	153
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2,
5.08%, 2/15/31	85	86

		2,504

Total Asset-Backed Securities (Cost $2,651)		2,704

CORPORATE BONDS - 36.8%
Aerospace/Defense - 0.6%
BE Aerospace, Inc.,
8.50%, 7/1/18†	105	117
General Dynamics Corp.,
5.25%, 2/1/14	90	98

		215

Agriculture - 0.9%
Altria Group, Inc.,
4.75%, 5/5/21	120	132
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	45	56
Lorillard Tobacco Co.,
8.13%, 6/23/19†	100	125

		313

Auto Manufacturers - 0.6%
Daimler Finance N.A. LLC,
2.30%, 1/9/15(1) (2) †	100	102
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2)	100	105

		207

Auto Parts & Equipment - 0.5%
BorgWarner, Inc.,
4.63%, 9/15/20†	85	91
Johnson Controls, Inc.,
1.75%, 3/1/14†	95	97

		188

Banks - 3.6%
Bank of America Corp.,
3.75%, 7/12/16	70	69
6.00%, 9/1/17	65	69
5.70%, 1/24/22†	65	69
Citigroup, Inc.,
2.65%, 3/2/15†	55	55
4.45%, 1/10/17†	80	85
4.50%, 1/14/22	85	87
Goldman Sachs Group (The), Inc.,
3.63%, 2/7/16†	105	105
5.63%, 1/15/17	65	69
5.75%, 1/24/22	30	31
HSBC USA, Inc.,
2.38%, 2/13/15	55	56
JPMorgan Chase Bank N.A.,
6.00%, 10/1/17	190	213

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 36.8% continued
Banks - 3.6% continued
Morgan Stanley,
2.88%, 1/24/14	$110	$109
4.00%, 7/24/15†	100	100
3.45%, 11/2/15	100	98
U.S. Bancorp,
2.20%, 11/15/16†	40	41

		1,256

Beverages - 0.6%
Dr Pepper Snapple Group, Inc.,
2.60%, 1/15/19†	105	105
SABMiller Holdings, Inc.,
1.85%, 1/15/15(1) (2) †	105	107

		212

Biotechnology - 1.1%
Genzyme Corp.,
3.63%, 6/15/15	125	135
Gilead Sciences, Inc.,
4.50%, 4/1/21†	110	118
Life Technologies Corp.,
5.00%, 1/15/21	100	109

		362

Chemicals - 0.7%
CF Industries, Inc.,
6.88%, 5/1/18	190	224

Coal - 0.6%
Arch Coal, Inc.,
7.00%, 6/15/19(2) †	70	70
Peabody Energy Corp.,
6.25%, 11/15/21(1) (2) †	125	131

		201

Commercial Services - 0.4%
Hertz (The) Corp.,
7.50%, 10/15/18†	130	140

Computers - 0.2%
Hewlett-Packard Co.,
3.75%, 12/1/20	55	56

Diversified Financial Services - 5.2%
American Express Credit Corp.,
2.80%, 9/19/16†	70	72
American Honda Finance Corp.,
2.13%, 2/28/17(1) (2)	110	111
Capital One Bank USA N.A.,
8.80%, 7/15/19	150	183
Countrywide Financial Corp.,
6.25%, 5/15/16†	100	101
Ford Motor Credit Co. LLC,
3.88%, 1/15/15	150	154
7.00%, 4/15/15	50	55
4.25%, 2/3/17†	85	87
5.88%, 8/2/21†	50	56
Franklin Resources, Inc.,
3.13%, 5/20/15	95	100
General Electric Capital Corp.,
2.95%, 5/9/16†	50	52
2.90%, 1/9/17†	80	83
5.30%, 2/11/21†	95	105
HSBC Finance Corp.,
5.25%, 1/15/14†	170	179
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
7.75%, 1/15/16	140	147
International Lease Finance Corp.,
6.25%, 5/15/19†	135	137
TD Ameritrade Holding Corp.,
4.15%, 12/1/14†	160	170

		1,792

Electric - 2.3%
CMS Energy Corp.,
2.75%, 5/15/14	130	130
5.05%, 2/15/18	135	141
Exelon Generation Co. LLC,
6.20%, 10/1/17	140	165
Ipalco Enterprises, Inc.,
5.00%, 5/1/18	200	202
N.V. Energy, Inc.,
6.25%, 11/15/20†	145	158

		796

Electronics - 0.4%
Agilent Technologies, Inc.,
6.50%, 11/1/17	100	119

Food - 0.8%
Cargill, Inc.,
1.90%, 3/1/17(1) (2) (3)	45	45

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 36.8% continued
Food - 0.8% continued
H.J. Heinz Co.,
1.50%, 3/1/17	$50	$50
Kellogg Co.,
1.88%, 11/17/16	40	40
SUPERVALU, Inc.,
8.00%, 5/1/16†	140	146

		281

Forest Products & Paper - 0.3%
Georgia-Pacific LLC,
5.40%, 11/1/20(1) (2)	100	113

Healthcare - Products - 0.6%
Baxter International, Inc.,
1.85%, 1/15/17	125	128
Stryker Corp.,
2.00%, 9/30/16	80	82

		210

Healthcare - Services - 1.4%
Cigna Corp.,
2.75%, 11/15/16†	105	107
Fresenius Medical Care US Finance II, Inc.,
5.88%, 1/31/22(2)	150	158
Quest Diagnostics, Inc.,
3.20%, 4/1/16	140	147
WellPoint, Inc.,
2.38%, 2/15/17	80	81

		493

Household Products/Wares - 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
8.75%, 10/15/16(2)	140	149

Insurance - 1.0%
Aflac, Inc.,
2.65%, 2/15/17	40	41
Liberty Mutual Group, Inc.,
5.75%, 3/15/14(1) (2)	100	105
Pricoa Global Funding I,
5.45%, 6/11/14(1) (2)	100	107
Protective Life Corp.,
7.38%, 10/15/19†	90	101

		354

Iron/Steel - 0.7%
Cliffs Natural Resources, Inc.,
4.88%, 4/1/21	80	85
Commercial Metals Co.,
7.35%, 8/15/18†	150	153

		238

Lodging - 0.4%
Hyatt Hotels Corp.,
6.88%, 8/15/19(1) (2)	120	136

Machinery - Diversified - 0.6%
Case New Holland, Inc.,
7.75%, 9/1/13	200	214

Media - 1.4%
Comcast Corp.,
4.95%, 6/15/16	50	57
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
5.20%, 3/15/20†	90	101
NBCUniversal Media LLC,
2.10%, 4/1/14†	60	61
Time Warner Cable, Inc.,
3.50%, 2/1/15†	50	53
4.00%, 9/1/21†	95	100
Viacom, Inc.,
2.50%, 12/15/16	100	103

		475

Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.,
1.40%, 2/13/15	60	60

Miscellaneous Manufacturing - 0.1%
General Electric Co.,
5.25%, 12/6/17†	40	47

Office/Business Equipment - 0.2%
Xerox Corp.,
4.50%, 5/15/21	55	56

Oil & Gas - 4.1%
Anadarko Petroleum Corp.,
6.38%, 9/15/17	125	150
Atwood Oceanics, Inc.,
6.50%, 2/1/20	65	68
EQT Corp.,
4.88%, 11/15/21†	70	72

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 36.8% continued
Oil & Gas - 4.1% continued
Linn Energy LLC/Linn Energy Finance Corp.,
6.25%, 11/1/19(1) (2)	$145	$145
Newfield Exploration Co.,
7.13%, 5/15/18	110	117
6.88%, 2/1/20†	105	113
Pioneer Natural Resources Co.,
6.88%, 5/1/18†	150	176
Plains Exploration & Production Co.,
7.63%, 6/1/18	50	54
6.75%, 2/1/22†	110	121
QEP Resources, Inc.,
6.88%, 3/1/21†	265	293
Range Resources Corp.,
5.75%, 6/1/21	90	96

		1,405

Packaging & Containers - 0.2%
Rock-Tenn Co.,
4.45%, 3/1/19(1) (2)	60	61

Pharmaceuticals - 0.9%
Aristotle Holding, Inc.,
3.90%, 2/15/22(1) (2) †	80	82
Express Scripts, Inc.,
3.13%, 5/15/16	115	119
McKesson Corp.,
5.70%, 3/1/17	50	58
Medco Health Solutions, Inc.,
2.75%, 9/15/15	50	51

		310

Pipelines - 1.6%
Chesapeake Midstream Partners L.P./CHKM Finance Corp.,
6.13%, 7/15/22(2) †	90	93
Kinder Morgan Energy Partners L.P.,
6.00%, 2/1/17	85	99
Kinder Morgan Finance Co. LLC,
6.00%, 1/15/18(1) (2) †	125	132
Regency Energy Partners L.P./Regency Energy Finance Corp.,
6.50%, 7/15/21	100	109
Williams Partners L.P.,
3.80%, 2/15/15	100	106

		539

Real Estate Investment Trusts - 1.3%
American Tower Corp.,
4.50%, 1/15/18	135	140
Boston Properties L.P.,
3.70%, 11/15/18	70	73
HCP, Inc.,
5.63%, 5/1/17	55	61
3.75%, 2/1/19†	25	25
Simon Property Group L.P.,
2.80%, 1/30/17†	50	52
Ventas Realty L.P./Ventas Capital Corp.,
4.75%, 6/1/21	100	103

		454

Savings & Loans - 0.1%
Santander Holdings USA, Inc.,
4.63%, 4/19/16†	50	50

Software - 0.2%
Oracle Corp.,
5.25%, 1/15/16†	45	52

Telecommunications - 2.6%
AT&T, Inc.,
3.00%, 2/15/22	70	70
CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/1/17(1) (2)	170	185
Frontier Communications Corp.,
8.25%, 4/15/17†	135	146
Qwest Communications International, Inc.,
8.00%, 10/1/15†	75	81
7.13%, 4/1/18	100	107
Qwest Corp.,
7.63%, 6/15/15†	75	85
Verizon Communications, Inc.,
3.50%, 11/1/21	100	105
Windstream Corp.,
8.13%, 8/1/13†	110	118

		897

Total Corporate Bonds (Cost $12,095)		12,675

FOREIGN ISSUER BONDS - 9.5%
Banks - 1.4%
Abbey National Treasury Services PLC,
4.00%, 4/27/16†	85	84

FIXED INCOME PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.5% continued
Banks - 1.4% continued
ING Bank N.V.,
2.00%, 10/18/13(1) (2)	$265	$262
Lloyds TSB Bank PLC,
6.50%, 9/14/20(1) (2)	125	120

		466

Beverages - 0.4%
Pernod-Ricard S.A.,
4.45%, 1/15/22(1) (2)	70	73
SABMiller PLC,
6.50%, 7/1/16(1) (2)	45	52

		125

Chemicals - 0.2%
Potash Corp of Saskatchewan, Inc.,
3.25%, 12/1/17	80	86

Computers - 0.3%
Seagate HDD Cayman,
6.88%, 5/1/20	100	110

Electric - 0.5%
PPL WEM Holdings PLC,
3.90%, 5/1/16(1) (2)	175	183

Insurance - 1.0%
Allied World Assurance Co. Ltd.,
7.50%, 8/1/16	50	57
5.50%, 11/15/20†	110	113
XL Group PLC,
6.50%, 4/15/17	215	182

		352

Leisure Time - 0.7%
Royal Caribbean Cruises Ltd.,
6.88%, 12/1/13†	225	239

Media - 0.1%
Videotron Ltee,
5.00%, 7/15/22(2) (3)	40	40

Mining - 0.3%
BHP Billiton Finance USA Ltd.,
1.63%, 2/24/17†	60	60
Teck Resources Ltd.,
3.00%, 3/1/19†	40	40

		100

Miscellaneous Manufacturing - 0.2%
Tyco Electronics Group S.A.,
1.60%, 2/3/15	85	85

Oil & Gas - 2.4%
Ensco PLC,
3.25%, 3/15/16	70	73
Noble Holding International Ltd.,
2.50%, 3/15/17	115	116
Petrobras International Finance Co.,
3.50%, 2/6/17†	95	97
5.38%, 1/27/21†	100	108
Petro-Canada,
6.05%, 5/15/18	25	30
Petroleos Mexicanos,
5.50%, 1/21/21	140	154
Total Capital International S.A.,
1.50%, 2/17/17	100	100
Transocean, Inc.,
4.95%, 11/15/15	35	38
5.05%, 12/15/16	100	109

		825

Oil & Gas Services - 0.4%
Weatherford International Ltd.,
5.13%, 9/15/20†	115	127

Pharmaceuticals - 0.2%
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15	55	58

Pipelines - 0.2%
TransCanada PipeLines Ltd.,
0.88%, 3/2/15	75	75

Telecommunications - 0.6%
Telefonica Moviles Chile S.A.,
2.88%, 11/9/15(1) (2)	210	210

Transportation - 0.6%
Kansas City Southern de Mexico S.A.de C.V.,
6.63%, 12/15/20	175	193

Total Foreign Issuer Bonds (Cost $3,203)		3,274

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 13.1%(4)
Fannie Mae - 11.4%
Pool #256883,
6.00%, 9/1/37	$187	$206
Pool #585617,
7.00%, 5/1/31(5)	—	—
Pool #745148,
5.00%, 1/1/36	847	916
Pool #AD7061,
5.50%, 6/1/40	70	77
Pool TBA,
5.50%, 5/15/16(3)	750	817
6.00%, 3/1/30(3)	925	1,017
5.00%, 3/15/39(3)	819	884

		3,917

Government National Mortgage Association - 0.5%
Series 2012, Class 2A,
1.86%, 6/16/31	175	176

Government National Mortgage Association II - 1.2%
Pool #82581,
4.00%, 7/20/40	388	413

Total U.S. Government Agencies (Cost $4,463)		4,506

U.S. GOVERNMENT OBLIGATIONS - 31.2%
U.S. Treasury Inflation Indexed Notes - 3.1%
0.63%, 4/15/13	965	1,065

U.S. Treasury Notes - 28.1%
0.25%, 2/15/15†	3,040	3,025
0.88%, 2/28/17	3,420	3,420
1.38%, 2/28/19	1,930	1,927
2.00%, 2/15/22†	1,315	1,317

		9,689

Total U.S. Government Obligations (Cost $10,728)		10,754

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 36.1%
Northern Institutional Funds - Diversified Assets Portfolio(6) (7)	2,323,696	$2,324
Northern Institutional Funds - Liquid Assets Portfolio (6) (8) (9)	10,100,365	$10,100

Total Investment Companies (Cost $12,424)		12,424

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 0.4%
U.S. Treasury Bill,
0.04%, 6/21/12	$150	$150

Total Short-Term Investments (Cost $150)		150

Total Investments - 134.9% (Cost $45,714)		46,487

Liabilities less Other Assets - (34.9)%		(12,029)

NET ASSETS - 100.0%		$34,458

(1)	Restricted security that has been deemed illiquid. At February 29, 2012, the value of these restricted illiquid securities amounted to approximately $2,567,000 or 7.5% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
American Honda Finance Corp.,
2.13%, 2/28/17	2/21/12	$110

Aristotle Holding, Inc.,
3.90%, 2/15/22	2/6/12	78

Cargill, Inc.,
1.90%, 3/1/17	2/21/12	45

CC Holdings GS V LLC/ Crown Castle GS III Corp.,
7.75%, 5/1/17	1/4/10	182

Daimler Finance N.A. LLC,
2.30%, 1/9/15	1/4/12	100

Georgia-Pacific LLC,
5.40%, 11/1/20	1/10/12	111

Hyatt Hotels Corp.,
6.88%, 8/15/19	8/14/09	120

ING Bank N.V.,
2.00%, 10/18/13	10/13/10	265

Kinder Morgan Finance Co. LLC,
6.00%, 1/15/18	4/14/11	129

FIXED INCOME PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Liberty Mutual Group, Inc.,
5.75%, 3/15/14	6/16/09-1/5/10	$95

Linn Energy LLC/Linn Energy Finance Corp.,
6.25%, 11/1/19	2/28/12	145

Lloyds TSB Bank PLC,
6.50%, 9/14/20	9/7/10	124

Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10	100

Peabody Energy Corp.,
6.25%, 11/15/21	11/8/11	125

Pernod-Ricard S.A.,
4.45%, 1/15/22	10/20/11	70

PPL WEM Holdings PLC,
3.90%, 5/1/16	4/18/11	175

Pricoa Global Funding I,
5.45%, 6/11/14	6/4/09	100

Rock-Tenn Co.,
4.45%, 3/1/19	2/14/12	60

SABMiller Holdings, Inc.,
1.85%, 1/15/15	1/11/12	105

SABMiller PLC,
6.50%, 7/1/16	10/28/10	54

Telefonica Moviles Chile S.A.,
2.88%, 11/9/15	11/3/10	210

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(3)	When-Issued Security.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	Principal amount is less than $500.
(6)	Investment in affiliated Portfolio.
(7)	At November 30, 2011, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $6,550,000 with net sales of approximately $4,226,000 during the three months ended February 29, 2012.
(8)	At November 30, 2011, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $9,473,000 with net purchases of approximately $627,000 during the three months ended February 29, 2012.
(9)	Investment relates to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At February 29, 2012, the quality distribution for the Intermediate Bond Portfolio was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
US Treasury	30.5%
US Agency	11.9
AAA	7.4
AA	1.2
A	10.0
BAA	17.9
BA	12.5
B	2.1
Not Rated	0.1
Cash Equivalents	6.4

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Portfolio will assign a rating of not rated. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. The ratings, expressed in Moody’s nomenclature, range from Aaa (judged to be of the highest quality, with minimal credit risk) to C (the lowest rated class of bonds, typically in default, with little prospect for recovery of principal or interest). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). Ratings are relative and subjective and are not absolute standards of quality.

Federal Tax Information:

At February 29, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$45,724

Gross tax appreciation of investments	$822
Gross tax depreciation of investments	(59)

Net tax appreciation of investments	$763

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Intermediate Bond Portfolio’s investments, which are carried at fair value, as of February 29, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$2,704	(1)	$—	$2,704
Corporate Bonds	—	12,675	(1)	—	12,675
Foreign Issuer Bonds	—	3,274	(1)	—	3,274
U.S. Government Agencies	—	4,506	(1)	—	4,506
U.S. Government Obligations	—	10,754	(1)	—	10,754
Investment Companies	12,424	—		—	12,424
Short-Term Investments	—	150		—	150

Total Investments	$12,424	$34,063		$—	$46,487

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At February 29, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO	FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 9.3%
Automobile - 0.4%
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3,
0.77%, 1/15/16	$260	$260
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3,
0.73%, 5/16/16	385	385

		645

Commercial Mortgage-Backed Securities - 7.3%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-5, Class A4,
4.94%, 11/10/41	1,390	1,498
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class A4,
4.78%, 7/10/43	78	79
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class A2,
5.52%, 7/10/46	511	511
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A2,
5.32%, 9/10/47	1,229	1,247
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A4,
5.41%, 9/10/47	1,000	1,118
Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4,
5.19%, 5/11/39	1,100	1,152
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4,
4.72%, 2/11/41	500	527
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4,
5.41%, 12/11/40	950	1,059
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4,
4.67%, 6/11/41	315	343
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A2,
4.74%, 9/11/42	847	871
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2,
4.63%, 3/15/46	552	560
LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A4,
4.17%, 5/15/32	722	743
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4,
5.12%, 11/15/32	425	448
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2,
5.08%, 2/15/31	486	491
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2,
5.26%, 9/15/39	86	86
Morgan Stanley Capital I, Series 2003-IQ4, Class A2,
4.07%, 5/15/40	222	227

		10,960

Credit Card - 0.5%
Discover Card Master Trust, Series 2012-A1, Class A1,
0.81%, 8/15/17	708	708

Utilities - 1.1%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1,
1.83%, 2/15/16	971	990
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A1,
0.90%, 4/15/18	700	701

		1,691

Total Asset-Backed Securities (Cost $13,815)		14,004

CORPORATE BONDS - 33.7%
Aerospace/Defense - 1.1%
BE Aerospace, Inc.,
8.50%, 7/1/18†	330	367
General Dynamics Corp.,
5.25%, 2/1/14	510	555
Northrop Grumman Corp.,
3.70%, 8/1/14	335	353

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.7% continued
Aerospace/Defense - 1.1% continued
Raytheon Co.,
1.40%, 12/15/14	$325	$331

		1,606

Agriculture - 0.3%
Philip Morris International, Inc.,
2.50%, 5/16/16†	460	483

Auto Manufacturers - 0.6%
Daimler Finance N.A. LLC,
2.30%, 1/9/15(1)(2) †	315	320
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2)	590	623

		943

Auto Parts & Equipment - 0.2%
Johnson Controls, Inc.,
1.75%, 3/1/14	345	351

Banks - 5.2%
Bank of America Corp.,
2.13%, 7/11/14	575	555
3.70%, 9/1/15†	505	504
Capital One Financial Corp.,
2.13%, 7/15/14	545	546
Citigroup, Inc.,
2.65%, 3/2/15†	200	200
4.59%, 12/15/15†	280	297
3.95%, 6/15/16†	480	496
Goldman Sachs Group (The), Inc.,
5.15%, 1/15/14	490	516
6.00%, 5/1/14	310	333
5.13%, 1/15/15†	310	330
3.63%, 2/7/16†	175	176
HSBC USA, Inc.,
2.38%, 2/13/15	200	203
JPMorgan Chase & Co.,
4.88%, 3/15/14	250	267
3.15%, 7/5/16	615	633
Morgan Stanley,
2.88%, 1/24/14	360	358
4.00%, 7/24/15†	350	350
3.45%, 11/2/15†	325	319
U.S. Bancorp,
2.45%, 7/27/15†	500	521
Wells Fargo & Co.,
5.00%, 11/15/14†	290	311
3.68%, 6/15/16†	200	214
2.63%, 12/15/16†	625	643

		7,772

Beverages - 0.9%
Anheuser-Busch InBev Worldwide, Inc.,
2.88%, 2/15/16†	270	287
Coca-Cola Enterprises, Inc.,
1.13%, 11/12/13	230	231
PepsiCo, Inc.,
0.75%, 3/5/15(3)	430	430
SABMiller Holdings, Inc.,
1.85%, 1/15/15(1) (2)	350	356

		1,304

Biotechnology - 0.5%
Genzyme Corp.,
3.63%, 6/15/15	400	434
Gilead Sciences, Inc.,
2.40%, 12/1/14	305	316

		750

Chemicals - 0.4%
Dow Chemical (The) Co.,
2.50%, 2/15/16†	445	458
Lyondell Chemical Co.,
8.00%, 11/1/17†	177	198

		656

Commercial Services - 0.5%
ERAC USA Finance LLC,
2.25%, 1/10/14(2)	810	811

Computers - 0.9%
Hewlett-Packard Co.,
4.50%, 3/1/13	200	207
2.63%, 12/9/14†	450	467
International Business Machines Corp.,
1.25%, 5/12/14	290	294
1.25%, 2/6/17†	350	349

		1,317

Diversified Financial Services - 5.5%
American Express Credit Corp.,
2.80%, 9/19/16†	215	223
BlackRock, Inc.,
3.50%, 12/10/14†	930	996

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.7% continued
Diversified Financial Services - 5.5% continued
Boeing Capital Corp.,
2.13%, 8/15/16†	$320	$333
Caterpillar Financial Services Corp.,
1.65%, 4/1/14	615	626
Ford Motor Credit Co. LLC,
3.88%, 1/15/15	450	461
7.00%, 4/15/15	200	222
Franklin Resources, Inc.,
3.13%, 5/20/15	750	788
General Electric Capital Corp.,
3.75%, 11/14/14†	710	759
2.25%, 11/9/15†	850	874
3.35%, 10/17/16	330	352
John Deere Capital Corp.,
1.25%, 12/2/14	345	350
1.85%, 9/15/16†	315	322
TD Ameritrade Holding Corp.,
4.15%, 12/1/14†	1,205	1,281
Toyota Motor Credit Corp.,
1.00%, 2/17/15†	300	300
2.00%, 9/15/16	350	356

		8,243

Electric - 0.5%
CMS Energy Corp.,
2.75%, 5/15/14	295	294
Commonwealth Edison Co.,
1.63%, 1/15/14	420	427

		721

Electronics - 0.5%
Agilent Technologies, Inc.,
5.50%, 9/14/15	690	779

Food - 1.0%
Cargill, Inc.,
1.90%, 3/1/17(1) (2) (3)	135	135
H.J. Heinz Co.,
1.50%, 3/1/17	160	160
Hershey (The) Co.,
1.50%, 11/1/16	235	238
Kellogg Co.,
1.88%, 11/17/16†	125	126
Kroger (The) Co.,
2.20%, 1/15/17	340	346
SUPERVALU, Inc.,
8.00%, 5/1/16†	495	514

		1,519

Healthcare - Products - 1.7%
Baxter International, Inc.,
1.85%, 1/15/17	425	434
Boston Scientific Corp.,
4.50%, 1/15/15†	1,000	1,071
Stryker Corp.,
2.00%, 9/30/16†	365	376
Zimmer Holdings, Inc.,
1.40%, 11/30/14	625	626

		2,507

Healthcare - Services - 0.7%
Cigna Corp.,
2.75%, 11/15/16†	230	235
Quest Diagnostics, Inc.,
3.20%, 4/1/16	758	794

		1,029

Insurance - 2.1%
Berkshire Hathaway, Inc.,
3.20%, 2/11/15†	290	311
1.90%, 1/31/17	310	316
Liberty Mutual Group, Inc.,
5.75%, 3/15/14(1) (2)	420	442
Metropolitan Life Global Funding I,
2.50%, 9/29/15(1) (2)	450	462
New York Life Global Funding,
4.65%, 5/9/13(1) (2)	485	508
1.30%, 1/12/15(1) (2)	395	398
Pricoa Global Funding I,
5.45%, 6/11/14(1) (2)	380	408
Prudential Financial, Inc.,
5.15%, 1/15/13	360	373

		3,218

Internet - 0.4%
Symantec Corp.,
2.75%, 9/15/15	515	532

Machinery - Diversified - 0.4%
Case New Holland, Inc.,
7.75%, 9/1/13†	500	535

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.7% continued
Media - 2.4%
Comcast Corp.,
4.95%, 6/15/16	$600	$678
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
7.63%, 5/15/16	225	237
NBCUniversal Media LLC,
2.10%, 4/1/14†	165	168
3.65%, 4/30/15	785	842
Time Warner Cable, Inc.,
3.50%, 2/1/15†	725	771
Viacom, Inc.,
1.25%, 2/27/15†	485	486
2.50%, 12/15/16†	340	350

		3,532

Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc.,
1.40%, 2/13/15	215	215

Miscellaneous Manufacturing - 0.2%
3M Co.,
1.38%, 9/29/16	300	304

Office/Business Equipment - 0.4%
Xerox Corp.,
4.25%, 2/15/15†	580	618

Oil & Gas - 0.8%
Anadarko Petroleum Corp.,
5.75%, 6/15/14	850	926
Plains Exploration & Production Co.,
7.63%, 6/1/18	200	215

		1,141

Packaging & Containers - 0.1%
Rock-Tenn Co,
4.45%, 3/1/19(1) (2)	200	203

Pharmaceuticals - 1.0%
Aristotle Holding, Inc.,
2.10%, 2/12/15(1) (2)	680	685
Express Scripts, Inc.,
3.13%, 5/15/16	290	300
McKesson Corp.,
5.70%, 3/1/17	300	350
Medco Health Solutions, Inc.,
2.75%, 9/15/15	170	172

		1,507

Pipelines - 0.9%
Plains All American Pipeline L.P./PAA Finance Corp.,
5.63%, 12/15/13	495	528
Williams Partners L.P.,
3.80%, 2/15/15	780	825

		1,353

Real Estate Investment Trusts - 0.2%
Simon Property Group L.P.,
2.80%, 1/30/17†	230	239

Semiconductors - 0.2%
Texas Instruments, Inc.,
1.38%, 5/15/14†	335	341

Software - 0.2%
Oracle Corp.,
5.25%, 1/15/16	290	336

Telecommunications - 3.3%
AT&T, Inc.,
0.88%, 2/13/15	630	629
2.40%, 8/15/16†	625	651
Cellco Partnership/Verizon Wireless Capital LLC,
5.55%, 2/1/14	550	598
Cisco Systems, Inc.,
1.63%, 3/14/14†	320	327
Juniper Networks, Inc.,
3.10%, 3/15/16	500	521
Qwest Communications International, Inc.,
8.00%, 10/1/15†	225	242
Qwest Corp.,
7.63%, 6/15/15†	585	665
Verizon Communications, Inc.,
1.95%, 3/28/14†	600	616
2.00%, 11/1/16	325	332
Windstream Corp.,
8.13%, 8/1/13	340	365

		4,946

Transportation - 0.5%
Ryder System, Inc.,
3.15%, 3/2/15	775	804

Total Corporate Bonds (Cost $49,143)		50,615

FIXED INCOME PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.6%
Banks - 3.1%
Abbey National Treasury Services PLC,
2.88%, 4/25/14	$575	$573
Bank of Montreal,
1.75%, 4/29/14†	445	454
2.50%, 1/11/17†	745	760
Bank of Nova Scotia,
1.85%, 1/12/15†	585	597
1.95%, 1/30/17(1) (2) †	550	560
Canadian Imperial Bank of Commerce,
1.45%, 9/13/13	300	304
ING Bank N.V.,
2.00%, 10/18/13(1) (2)	855	845
Toronto-Dominion Bank (The),
1.38%, 7/14/14†	325	331
Westpac Banking Corp.,
3.00%, 12/9/15†	190	197

		4,621

Beverages - 0.3%
Pernod-Ricard S.A.,
2.95%, 1/15/17(1) (2) †	405	413

Chemicals - 0.4%
Potash Corp. of Saskatchewan, Inc.,
3.75%, 9/30/15	460	497

Diversified Financial Services - 0.3%
Macquarie Group Ltd.,
7.30%, 8/1/14(1) (2) †	470	495

Food - 0.2%
Delhaize Group S.A.,
5.88%, 2/1/14	295	317

Leisure Time - 0.5%
Royal Caribbean Cruises Ltd.,
6.88%, 12/1/13†	685	727

Mining - 0.2%
BHP Billiton Finance USA Ltd.,
1.13%, 11/21/14	250	252

Miscellaneous Manufacturing - 0.3%
Tyco Electronics Group S.A.,
1.60%, 2/3/15	475	476

Oil & Gas - 3.0%
BP Capital Markets PLC,
2.25%, 11/1/16	315	326
Canadian Natural Resources Ltd.,
5.70%, 5/15/17	375	449
Cenovus Energy, Inc.,
4.50%, 9/15/14	335	363
Ensco PLC,
3.25%, 3/15/16	250	261
Noble Holding International Ltd.,
2.50%, 3/15/17	950	959
Petrobras International Finance Co.,
2.88%, 2/6/15	510	522
Shell International Finance B.V.,
3.10%, 6/28/15	295	318
Statoil ASA,
1.80%, 11/23/16†	290	296
Total Capital International S.A.,
1.50%, 2/17/17	470	471
Transocean, Inc.,
4.95%, 11/15/15	275	297
5.05%, 12/15/16	250	273

		4,535

Pharmaceuticals - 0.2%
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15	315	334

Pipelines - 0.3%
TransCanada PipeLines Ltd.,
0.88%, 3/2/15	485	484

Telecommunications - 0.6%
America Movil S.A.B. de C.V.,
5.75%, 1/15/15†	520	578
Vodafone Group PLC,
4.15%, 6/10/14	330	354

		932

Transportation - 0.2%
Canadian National Railway Co.,
1.45%, 12/15/16†	265	265

Total Foreign Issuer Bonds (Cost $14,036)		14,348

U.S. GOVERNMENT AGENCIES - 13.8% (4)
Fannie Mae - 7.3%
Pool #555649,
7.50%, 10/1/32	81	97

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 13.8% (4) continued
Fannie Mae - 7.3% continued
Pool #893082,
2.67%, 9/1/36	$457	$490
Pool #AB3114,
5.00%, 6/1/41	1,494	1,628
Pool #AD7061,
5.50%, 6/1/40	227	249
Pool TBA,
5.50%, 5/15/16(3)	2,300	2,504
6.00%, 3/1/30(3)	5,320	5,852
Series 2006-12, Class PB,
5.50%, 8/25/29	128	128

		10,948

Freddie Mac - 1.4%
Pool #1B3617,
5.91%, 10/1/37	491	525
Pool #848076,
5.48%, 6/1/38	821	887
Series 3730, Class PL,
4.50%, 1/15/33	650	675

		2,087

Freddie Mac Gold - 0.9%
Pool #A92650,
5.50%, 6/1/40	697	757
Pool #G13387,
5.00%, 4/1/23	619	669

		1,426

Government National Mortgage Association - 2.5%
Series 2007-15, Class A,
4.51%, 10/16/28	681	693
Series 2007-4, Class A,
4.21%, 6/16/29	262	266
Series 2008-8, Class A,
3.61%, 8/16/27	310	313
Series 2011-49, Class A,
2.45%, 7/16/38	983	1,008
Series 2011-49, Class AB,
2.80%, 1/16/34	489	502
Series 2012-2, Class A,
1.86%, 6/16/31	583	590
Series 2012-22, Class AB,
1.66%, 3/16/33	305	307

		3,679

Government National Mortgage Association II - 1.7%
Pool #82581,
4.00%, 7/20/40	1,163	1,239
Pool #83021,
3.00%, 1/20/42	1,283	1,348

		2,587

Total U.S. Government Agencies (Cost $20,563)		20,727

U.S. GOVERNMENT OBLIGATIONS - 23.2%
U.S. Treasury Inflation Indexed Notes - 2.8%
0.63%, 4/15/13	2,635	2,907
2.00%, 1/15/14	1,040	1,366

		4,273

U.S. Treasury Notes - 20.4%
0.25%, 2/28/14	17,995	17,977
0.25%, 2/15/15†	10,010	9,960
0.88%, 2/28/17	2,625	2,625

		30,562

Total U.S. Government Obligations (Cost $34,803)		34,835

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 31.5%
Northern Institutional Funds - Diversified Assets Portfolio(5) (6)	19,528,948	$19,529
Northern Institutional Funds - Liquid Assets Portfolio(5) (7) (8)	27,653,386	27,653

Total Investment Companies (Cost $47,182)		47,182

FIXED INCOME PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.04%, 6/21/12(10)	$200	$200

Total Short-Term Investments (Cost $200)		200

Total Investments - 121.2% (Cost $179,742)		181,911

Liabilities less Other Assets - (21.2)%		(31,860)

NET ASSETS - 100.0%		$150,051

(1)	Restricted security that has been deemed illiquid. At February 29, 2012, the value of these restricted illiquid securities amounted to approximately $6,853,000 or 4.6% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Aristotle Holding, Inc.,
2.10%, 2/12/15	2/6/12	$677

Bank of Nova Scotia,
1.95%, 1/30/17	1/20/12	549

Cargill, Inc.,
1.90%, 3/1/17	2/21/12	135

Daimler Finance N.A. LLC,
2.30%, 1/9/15	1/4/12	315

ING Bank N.V.,
2.00%, 10/18/13	10/13/10	853

Liberty Mutual Group, Inc.,
5.75%, 3/15/14	6/16/09-1/5/10	393

Macquarie Group Ltd.,
7.30%, 8/1/14	12/14/10-12/15/10	513

Metropolitian Life Global Funding I,
2.50%, 9/29/15	9/22/10	450

New York Life Global Funding,
4.65%, 5/9/13	10/27/09	515

New York Life Global Funding,
1.30%, 1/12/15	1/9/12	395

Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10	588

Pernod-Ricard S.A.,
2.95%, 1/15/17	1/10/12	404

Pricoa Global Funding I,
5.45%, 6/11/14	6/4/09	379

Rock-Tenn Co.,
4.45%, 3/1/19	2/14/12	200

SABMiller Holdings, Inc.,
1.85%, 1/15/15	1/11/12	350

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(3)	When-Issued Security.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	Investment in affiliated Portfolio.
(6)	At November 30, 2011, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $18,653,000 with net purchases of approximately $876,000 during the three months ended February 29, 2012.
(7)	Investment relates to cash collateral received from portfolio securities loaned.
(8)	At November 30, 2011, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $24,390,000 with net purchases of approximately $3,263,000 during the three months ended February 29, 2012.
(9)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At February 29, 2012, the Short Bond Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Five Year U.S. Treasury Note	45	$5,543	Short	6/12	$6

At February 29, 2012, the quality distribution for the Short Bond Portfolio was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
US Treasury	26.0%
US Agency	10.2
AAA	10.0
AA	5.8
A	16.6
BBB	16.1
BB	2.2
B	0.5
Cash Equivalents	12.6

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. The ratings, expressed in Moody’s nomenclature, range from Aaa (judged to be of the highest quality, with minimal credit risk) to C (the lowest rated class of bonds, typically in default, with little prospect for recovery of principal or interest). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). Committed Cash includes any traded cash (forward settling trades), the sweep vehicle and commercial paper. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Federal Tax Information:

At February 29, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$179,758

Gross tax appreciation of investments	$2,266
Gross tax depreciation of investments	(113)

Net tax appreciation of investments	$2,153

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three Levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO continued	FEBRUARY 29, 2012 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Short Bond Portfolio’s investments and other financial instruments, which are carried at fair value, as of February 29, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$14,004	(1)	$—	$14,004
Corporate Bonds	—	50,615	(1)	—	50,615
Foreign Issuer Bonds	—	14,348	(1)	—	14,348
U.S. Government Agencies	—	20,727	(1)	—	20,727
U.S. Government Obligations	—	34,835	(1)	—	34,835
Investment Companies	47,182	—		—	47,182
Short-Term Investments	—	200		—	200

Total Investments	$47,182	$134,729		$—	$181,911

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$6	$—		$—	$6

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At February 29, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

FIXED INCOME PORTFOLIOS     8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SECURITIES PORTFOLIO	FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 36.8%(1)
Fannie Mae - 26.2%
5.00%, 3/2/17	$600	$600
Pool #555649,
7.50%, 10/1/32	58	70
Pool #745148,
5.00%, 1/1/36	452	489
Pool #893082,
2.67%, 9/1/36	172	184
Pool #AH1166,
4.50%, 12/1/40	303	326
Pool TBA,
5.50%, 5/15/16(2)	1,270	1,383
6.00%, 3/1/30(2)	625	687
4.50%, 3/15/34(2)	2,900	3,090
4.00%, 3/15/39(2)	1,175	1,236
5.00%, 3/15/39(2)	1,230	1,328
Series 2007, Class 26C,
5.50%, 3/25/33	337	350

		9,743

Federal Home Loan Bank - 1.1%
1.63%, 11/21/12	390	394

Freddie Mac - 4.6%
3.00%, 7/28/14	50	53
1.00%, 3/8/17†	745	743
Pool #1J0365,
5.63%, 4/1/37	218	231
Pool #1J2840,
5.88%, 9/1/37	406	434
Pool #410092,
2.33%, 11/1/24	5	5
Series 3730, Class PL,
4.50%, 1/15/33	250	260

		1,726

Government National Mortgage Association - 3.4%
Series 2008, Class 8A,
3.61%, 8/16/27	108	110
Series 2010, Class 141A,
1.86%, 8/16/31	287	290
Series 2011, Class 31A,
2.21%, 12/16/35	342	349
Series 2011, Class 49A,
2.45%, 7/16/38	295	302
Series 2011, Class 49AB,
2.80%, 1/16/34	196	201

		1,252

Government National Mortgage Association II - 1.5%
Pool #82581,
4.00%, 7/20/40	524	557

Total U.S. Government Agencies (Cost $13,565)		13,672

U.S. GOVERNMENT OBLIGATIONS - 62.1%
U.S. Treasury Inflation Indexed Notes - 4.7%
2.00%, 1/15/14	455	598
2.00%, 7/15/14	565	741
0.50%, 4/15/15	370	411

		1,750

U.S. Treasury Notes - 57.4%
0.25%, 2/28/14	8,745	8,736
0.25%, 2/15/15†	5,180	5,154
0.88%, 2/28/17	7,415	7,415

		21,305

Total U.S. Government Obligations (Cost $23,031)		23,055

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 37. 4%
Northern Institutional Funds - U.S. Government Portfolio(3) (4)	10,844,679	$10,844
Northern Institutional Funds - Liquid Assets Portfolio(4) (5) (6)	3,023,769	3,024

Total Investment Companies (Cost $13,868)		13,868

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SECURITIES PORTFOLIO continued	FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.4%
U.S. Treasury Bill,
0.04%, 6/21/12	$150	$150

Total Short-Term Investments (Cost $150)		150

Total Investments - 136.7% (Cost $50,614)		50,745

Liabilities less Other Assets - (36.7)%		(13,616)

NET ASSETS - 100.0%		$37,129

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	When-Issued Security.
(3)	At November 30, 2011, the value of the Portfolio’s investment in the U.S. Government Portfolio of the Northern Institutional Funds was approximately $9,063,000 with net purchases of approximately $1,781,000 during the three months ended February 29, 2012.
(4)	Investment in affiliated Portfolio.
(5)	At November 30, 2011, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $10,170,000 with net sales of approximately $7,146,000 during the three months ended February 29, 2012.
(6)	Investment relates to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

QUALITY DISTRIBUTION*	% of INVESTMENTS
US Treasury	51.3%
US Agency	26.0
Cash Equivalents	22.7

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Portfolio will assign a rating of not rated. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. The ratings, expressed in Moody’s nomenclature, range from Aaa (judged to be of the highest quality, with minimal credit risk) to C (the lowest rated class of bonds, typically in default, with little prospect for recovery of principal or interest). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). Ratings are relative and subjective and are not absolute standards of quality.

Federal Tax Information:

At February 29, 2012, the components of investments for federal income tax purpose were as follows: (Amount in thousands)

Federal tax cost of investments	$50,621

Gross tax appreciation of investments	$142
Gross tax depreciation of investments	(18)

Net tax appreciation of investments	$124

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three Levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Securities Portfolio’s investments, which are carried at fair value, as of February 29, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies	$—	$13,672	(1)	$—	$13,672
U.S. Government Obligations	—	23,055	(1)	—	23,055
Investment Companies	13,868	—		—	13,868
Short-Term Investments	—	150		—	150

Total Investments	$13,868	$36,877		$—	$50,745

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At February 29, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

FIXED INCOME PORTFOLIOS     2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY PORTFOLIO	FEBRUARY 29, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.8%
Australia - 0.8%
Alumina Ltd.	836,151	$1,218

Belgium - 2.4%
Anheuser-Busch InBev N.V.	52,851	3,552

Brazil - 3.4%
Petroleo Brasileiro S.A. ADR	72,742	2,170
Vale S.A. ADR†	115,662	2,908

		5,078

Canada - 0.9%
Trican Well Service Ltd.	71,117	1,303

China - 1.5%
Bank of China Ltd., Class H	5,115,400	2,206

Egypt - 0.5%
Orascom Construction Industries GDR	17,226	776

France - 7.8%
BNP Paribas S.A.	36,126	1,755
Bouygues S.A.†	80,021	2,542
Danone	31,858	2,156
Societe Generale S.A.	51,875	1,669
Total S.A.	34,156	1,912
Wendel S.A.	18,534	1,560

		11,594

Germany - 11.2%
Adidas A.G.	19,776	1,552
Allianz S.E. (Registered)	16,855	2,040
Deutsche Bank A.G. (Registered)	45,408	2,115
E.ON A.G.	19,329	445
GEA Group A.G.	62,704	2,117
Infineon Technologies A.G.*	187,483	1,894
SAP A.G.	52,595	3,550
Siemens A.G. (Registered)	28,246	2,817

		16,530

Hong Kong - 0.7%
AIA Group Ltd.	266,400	1,008

India - 0.7%
Sterlite Industries India Ltd. ADR†	112,271	1,114

Ireland - 2.1%
WPP PLC	166,877	2,137
XL Group PLC†	48,519	1,009

		3,146

Japan - 12.1%
Canon, Inc.	56,119	2,542
Kansai Electric Power (The) Co., Inc.	59,200	981
Kawasaki Heavy Industries Ltd.	453,400	1,423
Kubota Corp.	162,500	1,589
Mitsubishi UFJ Financial Group, Inc.	614,290	3,169
Mitsui & Co. Ltd.	123,100	2,124
NTT DoCoMo, Inc.	1,082	1,843
Shimano, Inc.	34,128	1,980
Tokio Marine Holdings, Inc.	82,400	2,280

		17,931

Netherlands - 7.4%
ArcelorMittal	135,978	2,859
ASML Holding N.V.	64,423	2,958
Koninklijke Vopak N.V.	32,240	1,799
Royal Dutch Shell PLC, Class B	90,150	3,345

		10,961

Norway - 0.6%
TGS Nopec Geophysical Co. ASA	31,011	896

Portugal - 1.3%
Jeronimo Martins SGPS S.A.*	101,541	1,875

Singapore - 1.4%
DBS Group Holdings Ltd.	183,273	2,068

South Korea - 3.0%
Hyundai Motor Co.	14,496	2,784
Samsung Electronics Co. Ltd.	1,500	1,610

		4,394

Spain - 1.3%
Banco Santander S.A.	226,888	1,881

Sweden - 2.6%
Husqvarna AB, Class B†	342,979	2,064
Telefonaktiebolaget LM Ericsson, Class B	177,047	1,776

		3,840

Switzerland - 9.7%
ABB Ltd. (Registered)*	37,717	771
Credit Suisse Group A.G. (Registered)*	65,428	1,756
Givaudan S.A. (Registered)*	1,424	1,344
Novartis A.G. (Registered)	61,039	3,327
Roche Holding A.G. (Genusschein)	19,966	3,473
Syngenta A.G. (Registered)*	4,013	1,310
Xstrata PLC	123,104	2,346

		14,327

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.8% continued
United Kingdom - 18.7%
BAE Systems PLC	200,500	$998
Barclays PLC	908,213	3,537
BP PLC	153,704	1,206
Compass Group PLC	244,311	2,449
GlaxoSmithKline PLC	105,139	2,318
Pearson PLC	133,404	2,543
Prudential PLC	299,737	3,395
Rolls-Royce Holdings PLC*	77,257	1,001
Standard Chartered PLC	110,534	2,840
Virgin Media, Inc.†	57,015	1,437
Vodafone Group PLC	1,195,291	3,230
Weir Group (The) PLC	81,453	2,729

		27,683

United States - 3.7%
Mead Johnson Nutrition Co.†	24,609	1,913
NII Holdings, Inc.*	71,467	1,278
Schlumberger Ltd.	30,037	2,331

		5,522

Total Common Stocks(1) (Cost $121,877)		138,903

PREFERRED STOCKS - 4.3%
Brazil - 2.3%
Itau Unibanco Holding S.A. ADR	159,144	3,350

Germany - 2.0%
Volkswagen A.G.	16,011	2,993

Total Preferred Stocks (1) (Cost $6,411)		6,343

INVESTMENT COMPANIES - 9.3%
Northern Institutional Funds - Diversified Assets Portfolio(2) (3)	1,970,779	1,971
Northern Institutional Funds - Liquid Assets Portfolio(2) (4) (5)	11,876,348	11,876

Total Investment Companies (Cost $13,847)		13,847

Total Investments - 107.4% (Cost $142,135)		159,093

Liabilities less Other Assets - (7.4)%		(11,018)

NET ASSETS - 100.0%		$148,075

(1)	In accordance with the Portfolio’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio.
(3)	At November 30, 2011, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $868,000 with net purchases of approximately $1,103,000 during the three months ended February 29, 2012.
(4)	At November 30, 2011, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $3,785,000 with net purchases of approximately $8,091,000 during the three months ended February 29, 2012.
(5)	Investments relate to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At February 29, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$145,238

Gross tax appreciation of investments	$25,161
Gross tax depreciation of investments	(11,306)

Net tax appreciation of investments	$13,855

At February 29, 2012, the industry sectors for the International Equity Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.7%
Consumer Staples	6.5
Energy	9.1
Financials	24.8
Health Care	6.3
Industrials	15.3
Information Technology	9.9
Materials	9.0
Telecommunication Services	4.4
Utilities	1.0

Total	100.0%

At February 29, 2012, the International Equity Portfolio’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	31.7%
British Pound	23.5
United States Dollar	12.6
Japanese Yen	12.3
Swiss Franc	8.2
All other currencies less than 5%	11.7

Total	100.0%

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for indentical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indicies). The Portfolio adjusted the price of certain foreign equity securities held in its portfolio on February 29, 2012 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the International Equity Portfolio’s investments, which are carried at fair value, as of February 29, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$1,437	$15,508	$—	$16,945
Consumer Staples	1,913	7,584	—	9,497
Energy	5,805	7,359	—	13,164
Financials	1,009	31,718	—	32,727
Health Care	—	9,119	—	9,119
Industrials	—	22,245	—	22,245
Information Technology	—	14,330	—	14,330
Materials	4,022	9,077	—	13,099
Telecommunication Services	1,278	5,073	—	6,351
Utilities	—	1,426	—	1,426
Preferred Stocks
Consumer Discretionary	—	2,993	—	2,993
Financials	3,350	—	—	3,350
Investment Companies	13,847	—	—	13,847

Total Investments	$32,661	$126,432	$—	$159,093

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At February 29, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO	FEBRUARY 29, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3%
Australia - 8.3%
AGL Energy Ltd.	12,563	$187
Alumina Ltd.	63,834	93
Amcor Ltd.	33,446	254
AMP Ltd.†	78,782	337
APA Group	14,624	77
Asciano Ltd.	27,042	143
ASX Ltd.†	4,808	159
Australia & New Zealand Banking Group Ltd.	71,804	1,672
Bendigo and Adelaide Bank Ltd.†	10,588	87
BGP Holdings PLC (1) *	104,706	—
BHP Billiton Ltd.	87,637	3,365
Boral Ltd.†	20,790	97
Brambles Ltd.	40,169	311
Caltex Australia Ltd.	3,825	56
Campbell Brothers Ltd.	1,878	119
CFS Retail Property Trust†	48,186	91
Coca-Cola Amatil Ltd.	15,539	200
Cochlear Ltd.†	1,564	103
Commonwealth Bank of Australia†	42,944	2,264
Computershare Ltd.†	12,319	102
Crown Ltd.†	11,463	103
CSL Ltd.	14,315	502
Dexus Property Group	135,902	130
Echo Entertainment Group Ltd.	19,543	89
Fairfax Media Ltd.†	58,106	50
Fortescue Metals Group Ltd.†	33,814	200
Goodman Group	194,338	144
GPT Group	46,980	156
Harvey Norman Holdings Ltd.†	13,417	29
Iluka Resources Ltd.	11,321	200
Incitec Pivot Ltd.	44,301	154
Insurance Australia Group Ltd.	56,608	200
Leighton Holdings Ltd.†	4,223	114
Lend Lease Group†	15,091	120
Lynas Corp. Ltd.†*	47,588	61
Macquarie Group Ltd.	9,458	269
Metcash Ltd.	21,624	98
Mirvac Group	95,015	122
National Australia Bank Ltd.	60,172	1,516
Newcrest Mining Ltd.	20,922	741
Orica Ltd.	9,871	286
Origin Energy Ltd.	29,832	431
OZ Minerals Ltd.	8,561	100
Qantas Airways Ltd.*	29,501	54
QBE Insurance Group Ltd.	29,459	367
QR National Ltd.	46,518	194
Ramsay Health Care Ltd.†	3,462	67
Rio Tinto Ltd.	11,934	852
Santos Ltd.	26,007	400
Sims Metal Management Ltd.	4,406	72
Sonic Healthcare Ltd.	10,342	133
SP AusNet	39,718	42
Stockland	63,482	215
Suncorp Group Ltd.	34,741	303
Sydney Airport	9,096	25
TABCORP Holdings Ltd.	19,812	58
Tatts Group Ltd.	38,287	98
Telstra Corp. Ltd.	119,009	420
Toll Holdings Ltd.†	19,086	115
Transurban Group	35,814	214
Wesfarmers Ltd.	27,449	852
Westfield Group	59,446	556
Westfield Retail Trust	79,293	212
Westpac Banking Corp.	82,699	1,840
Woodside Petroleum Ltd.†	17,615	699
Woolworths Ltd.	33,410	901
WorleyParsons Ltd.	5,234	164

		24,385

Austria - 0.3%
Erste Group Bank A.G.	5,271	132
IMMOFINANZ A.G.*	28,064	98
OMV A.G.	4,515	168
Raiffeisen Bank International A.G.	1,268	46
Telekom Austria A.G.	9,227	107
Verbund A.G.	1,922	54
Vienna Insurance Group A.G. Wiener Versicherung Gruppe	1,070	47
Voestalpine A.G.	2,939	104

		756

Belgium - 0.9%
Ageas	60,268	128
Anheuser-Busch InBev N.V.	21,899	1,472
Bekaert S.A.	991	33
Belgacom S.A.	4,213	134
Colruyt S.A.	1,965	77
Delhaize Group S.A.	2,793	153
Groupe Bruxelles Lambert S.A.	2,230	167
KBC Groep N.V.	4,264	101

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Belgium - 0.9% continued
Mobistar S.A.	851	$41
Solvay S.A., Class A	1,618	199
UCB S.A.	2,812	113
Umicore S.A.	3,110	162

		2,780

Denmark - 1.1%
A.P. Moller - Maersk A/S, Class A	15	115
A.P. Moller - Maersk A/S, Class B†	36	289
Carlsberg A/S, Class B	2,890	227
Coloplast A/S, Class B	633	104
Danske Bank A/S*	17,620	316
DSV A/S	5,287	123
Novo Nordisk A/S, Class B	11,604	1,628
Novozymes A/S, Class B	6,221	185
TDC A.S.	13,907	110
Tryg A/S	640	34
Vestas Wind Systems A/S†*	5,416	55
William Demant Holding A/S†*	622	58

		3,244

Finland - 0.9%
Elisa OYJ	3,702	84
Fortum OYJ	12,035	299
Kesko OYJ, Class B†	1,747	59
Kone OYJ, Class B*	4,240	251
Metso OYJ	3,499	166
Neste Oil OYJ†	3,420	42
Nokia OYJ†	102,470	540
Nokian Renkaat OYJ	3,016	134
Orion OYJ, Class B†	2,442	52
Pohjola Bank PLC, Class A	4,125	48
Sampo OYJ, Class A	11,365	320
Sanoma OYJ†	2,006	26
Stora Enso OYJ, Class R	16,322	122
UPM-Kymmene OYJ	14,353	198
Wartsila OYJ†	4,685	161

		2,502

France - 8.8%
Accor S.A.†	4,033	142
Aeroports de Paris†	906	72
Air Liquide S.A.	7,758	1,008
Alcatel-Lucent†*	63,101	158
Alstom S.A.†	5,603	241
ArcelorMittal	23,537	495
Arkema S.A.	1,522	139
AtoS	1,288	73
AXA S.A.	47,563	765
BNP Paribas S.A.	26,384	1,282
Bouygues S.A.†	5,144	163
Bureau Veritas S.A.†	1,506	124
Cap Gemini S.A.	4,035	177
Carrefour S.A.	15,843	397
Casino Guichard Perrachon S.A.	1,509	147
Christian Dior S.A.	1,481	230
Cie de Saint-Gobain	11,046	523
Cie Generale de Geophysique-Veritas*	3,811	117
Cie Generale des Establissements Michelin	4,864	335
Cie Generale d’Optique Essilor International S.A.†	5,436	433
CNP Assurances	4,214	61
Credit Agricole S.A.	27,090	173
Danone	15,941	1,079
Dassault Systemes S.A.	1,589	132
Edenred	4,406	117
EDF S.A.	6,541	163
Eiffage S.A.†	1,049	42
Eurazeo†	847	40
Eutelsat Communications S.A.	3,553	132
Fonciere Des Regions	698	51
France Telecom S.A.	50,707	775
GDF Suez	33,857	877
Gecina S.A.†	616	59
Groupe Eurotunnel S.A. (Registered)†	15,257	132
ICADE†	611	51
Iliad S.A.	494	66
Imerys S.A.	994	60
JCDecaux S.A.†*	1,745	48
Klepierre	2,934	93
Lafarge S.A.	5,472	254
Lagardere S.C.A.	3,309	99
Legrand S.A.†	6,094	221
L’Oreal S.A.	6,558	748
LVMH Moet Hennessy Louis Vuitton S.A.	6,939	1,166
Natixis	24,692	89
Neopost S.A.†	873	60
Pernod-Ricard S.A.†	5,429	561
Peugeot S.A.†	3,954	79
PPR	2,058	350

EQUITY PORTFOLIOS     2     NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
France - 8.8% continued
Publicis Groupe S.A.	3,928	$215
Renault S.A.	5,217	276
Safran S.A.	4,529	152
Sanofi	31,092	2,301
Schneider Electric S.A.	13,401	911
SCOR S.E.	4,774	126
SES S.A.	8,198	198
Societe BIC S.A.	750	75
Societe Generale S.A.	18,026	580
Societe Television Francaise 1†	2,939	35
Sodexo†	2,574	198
Suez Environnement Co.†	7,828	115
Technip S.A.	2,674	292
Thales S.A.†	2,848	103
Total S.A.	57,931	3,243
Unibail-Rodamco S.E.	2,488	480
Vallourec S.A.†	3,066	215
Veolia Environnement S.A.	9,923	121
Vinci S.A.	12,439	648
Vivendi S.A.	34,092	731
Wendel S.A.	932	78

		25,892

Germany - 7.7%
Adidas A.G.	5,761	452
Allianz S.E. (Registered)	12,413	1,502
Axel Springer A.G.†	1,117	53
BASF S.E.	25,082	2,200
Bayer A.G. (Registered)	22,586	1,669
Bayerische Motoren Werke A.G.	9,055	837
Beiersdorf A.G.	2,734	171
Brenntag A.G.	1,286	150
Celesio A.G.	2,482	46
Commerzbank A.G.†*	97,127	243
Continental A.G.*	2,168	197
Daimler A.G. (Registered)	24,766	1,517
Deutsche Bank A.G. (Registered)	25,404	1,183
Deutsche Boerse A.G.	5,269	349
Deutsche Lufthansa A.G. (Registered)	6,093	85
Deutsche Post A.G. (Registered)	22,902	402
Deutsche Telekom A.G. (Registered)	76,707	895
E.ON A.G.	49,207	1,133
Fraport A.G. Frankfurt Airport Services Worldwide	1,047	64
Fresenius Medical Care A.G. & Co. KGaA	5,751	403
Fresenius S.E. & Co. KGaA	3,074	318
GEA Group A.G.	4,761	161
Hannover Rueckversicherung A.G. (Registered)	1,705	95
HeidelbergCement A.G.	3,824	206
HeidelbergCement A.G. (VVPR)(1) *	83	—
Henkel A.G. & Co. KGaA	3,522	192
Hochtief A.G.	1,114	78
Infineon Technologies A.G.*	29,323	296
K+S A.G. (Registered)	4,657	232
Kabel Deutschland Holding A.G.*	2,502	150
Lanxess A.G.	2,266	169
Linde A.G.	4,670	776
MAN S.E.	1,722	198
Merck KGaA	1,744	180
Metro A.G.	3,524	139
Muenchener Rueckversicherungs A.G. (Registered)	4,912	715
RWE A.G.	13,381	609
Salzgitter A.G.	1,147	70
SAP A.G.	25,139	1,697
Siemens A.G. (Registered)	22,447	2,239
Suedzucker A.G.	1,847	54
ThyssenKrupp A.G.	10,460	282
United Internet A.G. (Registered)	2,775	54
Volkswagen A.G.	817	138
Wacker Chemie A.G.†	417	41

		22,640

Greece - 0.1%
Coca Cola Hellenic Bottling Co. S.A.*	4,930	92
Hellenic Telecommunications Organization S.A.	5,975	19
National Bank of Greece S.A.*	26,290	80
OPAP S.A.	5,728	51

		242

Hong Kong - 3.0%
AIA Group Ltd.	230,478	872
ASM Pacific Technology Ltd.†	5,400	76
Bank of East Asia Ltd.†	41,953	169
BOC Hong Kong Holdings Ltd.	100,108	278
Cathay Pacific Airways Ltd.	32,506	64
Cheung Kong Holdings Ltd.	37,729	547
Cheung Kong Infrastructure Holdings Ltd.	12,353	73
CLP Holdings Ltd.	52,521	464

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT     3     EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Hong Kong - 3.0% continued
First Pacific Co. Ltd.	56,909	$64
Foxconn International Holdings Ltd.†*	57,127	40
Galaxy Entertainment Group Ltd.*	32,536	79
Hang Lung Group Ltd.†	23,462	158
Hang Lung Properties Ltd.	66,501	251
Hang Seng Bank Ltd.†	20,679	288
Henderson Land Development Co. Ltd.	25,746	161
HKT Trust/HKT Ltd.*	2,116	2
Hong Kong & China Gas Co. Ltd.	128,073	326
Hong Kong Exchanges and Clearing Ltd.†	28,303	522
Hopewell Holdings Ltd.	15,000	46
Hutchison Whampoa Ltd.	58,698	580
Hysan Development Co. Ltd.	17,732	77
Kerry Properties Ltd.	20,004	94
Li & Fung Ltd.†	153,618	349
Lifestyle International Holdings Ltd.	14,453	39
Link REIT (The)	62,226	233
MTR Corp.	39,629	140
New World Development Co. Ltd.	98,990	136
Noble Group Ltd.	107,326	121
NWS Holdings Ltd.	37,260	62
Orient Overseas International Ltd.	6,000	41
PCCW Ltd.†	115,374	43
Power Assets Holdings Ltd.	37,433	280
Sands China Ltd.	65,013	241
Shangri-La Asia Ltd.	37,574	94
Sino Land Co. Ltd.	81,135	145
SJM Holdings Ltd.	43,889	91
Sun Hung Kai Properties Ltd.	39,048	599
Swire Pacific Ltd., Class A	19,551	222
Wharf Holdings Ltd.	41,466	259
Wheelock & Co. Ltd.	24,021	82
Wing Hang Bank Ltd.	5,308	50
Wynn Macau Ltd.†	42,353	111
Yangzijiang Shipbuilding Holdings Ltd.†	55,000	59
Yue Yuen Industrial Holdings Ltd.	20,710	71

		8,699

Ireland - 0.8%
CRH PLC†	18,633	398
CRH PLC (London Exchange)	1,027	22
Elan Corp. PLC†*	13,471	168
Experian PLC	27,182	408
Irish Bank Resolution Corp. Ltd.(1) *	6,354	—
James Hardie Industries S.E.	11,436	89
Kerry Group PLC, Class A	3,791	162
Ryanair Holdings PLC*	3,150	17
Shire PLC	15,402	538
WPP PLC	34,209	438

		2,240

Israel - 0.6%
Bank Hapoalim B.M.	28,841	93
Bank Leumi Le-Israel B.M.	32,234	93
Bezeq The Israeli Telecommunication Corp. Ltd.	48,226	79
Cellcom Israel Ltd.	1,348	18
Delek Group Ltd.	123	22
Elbit Systems Ltd.	643	24
Israel (The) Corp. Ltd.	64	38
Israel Chemicals Ltd.	12,021	127
Israel Discount Bank Ltd., Class A*	19,285	24
Mizrahi Tefahot Bank Ltd.	3,241	26
NICE Systems Ltd.*	1,590	54
Partner Communications Co. Ltd.	2,292	17
Teva Pharmaceutical Industries Ltd.	25,716	1,153

		1,768

Italy - 2.3%
A2A S.p.A.	27,172	27
Assicurazioni Generali S.p.A.	32,043	516
Atlantia S.p.A.	8,680	145
Autogrill S.p.A.	2,783	28
Banca Carige S.p.A.	15,814	24
Banca Monte dei Paschi di Siena S.p.A.	134,718	72
Banco Popolare Scarl	49,024	90
Enel Green Power S.p.A.	49,093	97
Enel S.p.A.	180,140	722
ENI S.p.A.	65,611	1,515
Exor S.p.A.	1,661	42
Fiat Industrial S.p.A.*	20,725	220
Fiat S.p.A.	20,890	121
Finmeccanica S.p.A.	10,809	55
Intesa Sanpaolo S.p.A.†	275,711	535
Intesa Sanpaolo S.p.A. (RSP)	26,424	42
Luxottica Group S.p.A.	3,272	117
Mediaset S.p.A.	18,527	55
Mediobanca S.p.A.	13,527	88
Pirelli & C. S.p.A.	6,201	64
Prysmian S.p.A.	5,331	92
Saipem S.p.A.	7,143	361

EQUITY PORTFOLIOS     4     NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Italy - 2.3% continued
Snam S.p.A.	43,744	$212
Telecom Italia S.p.A.	255,131	293
Telecom Italia S.p.A. (RSP)	164,927	156
Tenaris S.A.	12,751	247
Terna Rete Elettrica Nazionale S.p.A.	33,215	125
UniCredit S.p.A.	110,581	574
Unione di Banche Italiane S.c.p.A.	22,602	104

		6,739

Japan - 20.9%
ABC-Mart, Inc.	700	25
Advantest Corp.	4,200	59
Aeon Co. Ltd.†	16,300	207
Aeon Credit Service Co. Ltd.	2,100	30
Aeon Mall Co. Ltd.	1,800	40
Air Water, Inc.	4,000	52
Aisin Seiki Co. Ltd.	5,200	184
Ajinomoto Co., Inc.	18,000	212
Alfresa Holdings Corp.	1,000	44
All Nippon Airways Co. Ltd.	22,000	67
Amada Co. Ltd.	10,000	70
Aozora Bank Ltd.	16,000	46
Asahi Glass Co. Ltd.	28,000	252
Asahi Group Holdings Ltd.	10,500	230
Asahi Kasei Corp.	34,000	215
Asics Corp.	3,900	46
Astellas Pharma, Inc.	12,200	502
Bank of Kyoto (The) Ltd.	8,971	79
Bank of Yokohama (The) Ltd.	33,000	159
Benesse Holdings, Inc.	1,900	87
Bridgestone Corp.	17,900	432
Brother Industries Ltd.	6,500	84
Canon, Inc.	31,000	1,404
Casio Computer Co. Ltd.†	6,800	47
Central Japan Railway Co.	41	337
Chiba Bank (The) Ltd.	21,000	133
Chiyoda Corp.	4,000	51
Chubu Electric Power Co., Inc.	18,400	337
Chugai Pharmaceutical Co. Ltd.	6,100	100
Chugoku Bank (The) Ltd.	5,000	66
Chugoku Electric Power (The) Co., Inc.	8,300	150
Citizen Holdings Co. Ltd.	6,500	40
Coca-Cola West Co. Ltd.	1,600	27
Cosmo Oil Co. Ltd.	15,000	44
Credit Saison Co. Ltd.	3,900	77
Dai Nippon Printing Co. Ltd.	15,000	155
Daicel Chemical Industries Ltd.	8,000	52
Daido Steel Co. Ltd.	8,000	53
Daihatsu Motor Co. Ltd.	5,000	96
Dai-ichi Life Insurance (The) Co. Ltd.	243	320
Daiichi Sankyo Co. Ltd.	18,200	335
Daikin Industries Ltd.	6,400	189
Dainippon Sumitomo Pharma Co. Ltd.	4,000	42
Daito Trust Construction Co. Ltd.	2,000	176
Daiwa House Industry Co. Ltd.	13,000	168
Daiwa Securities Group, Inc.	45,000	187
Dena Co. Ltd.	2,700	88
Denki Kagaku Kogyo Kabushiki Kaisha	13,000	52
Denso Corp.	13,400	444
Dentsu, Inc.	5,000	155
East Japan Railway Co.	9,290	596
Eisai Co. Ltd.	6,800	275
Electric Power Development Co. Ltd.	3,100	79
FamilyMart Co. Ltd.	1,800	70
FANUC Corp.	5,200	945
Fast Retailing Co. Ltd.	1,400	290
Fuji Electric Co. Ltd.	15,000	39
Fuji Heavy Industries Ltd.	16,000	121
FUJIFILM Holdings Corp.	12,500	317
Fujitsu Ltd.	52,000	280
Fukuoka Financial Group, Inc.	22,000	96
Furukawa Electric Co. Ltd.	16,000	47
Gree, Inc.†	2,462	77
GS Yuasa Corp.†	9,000	49
Gunma Bank (The) Ltd.	10,000	54
Hachijuni Bank (The) Ltd.	10,872	64
Hakuhodo DY Holdings, Inc.	570	35
Hamamatsu Photonics K.K.	1,791	64
Hino Motors Ltd.	7,000	50
Hirose Electric Co. Ltd.	800	82
Hiroshima Bank (The) Ltd.	13,000	60
Hisamitsu Pharmaceutical Co., Inc.	1,700	77
Hitachi Chemical Co. Ltd.	2,700	50
Hitachi Construction Machinery Co. Ltd.†	3,000	63
Hitachi High-Technologies Corp.	1,600	37
Hitachi Ltd.	124,000	722
Hitachi Metals Ltd.	5,000	62
Hokkaido Electric Power Co., Inc.	5,200	77
Hokuhoku Financial Group, Inc.	36,000	70

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT     5     EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Japan - 20.9% continued
Hokuriku Electric Power Co.	4,500	$84
Honda Motor Co. Ltd.	44,500	1,698
Hoya Corp.	11,800	274
Ibiden Co. Ltd.	3,200	77
Idemitsu Kosan Co. Ltd.	600	62
IHI Corp.	38,000	96
Inpex Corp.	60	424
Isetan Mitsukoshi Holdings Ltd.	10,760	121
Isuzu Motors Ltd.	32,000	179
ITOCHU Corp.	41,300	471
Itochu Techno-Solutions Corp.	700	31
Iyo Bank (The) Ltd.	6,000	54
J. Front Retailing Co. Ltd.	12,800	65
Japan Petroleum Exploration Co.	800	39
Japan Prime Realty Investment Corp.	17	45
Japan Real Estate Investment Corp.	13	115
Japan Retail Fund Investment Corp.	53	79
Japan Steel Works (The) Ltd.	9,000	67
Japan Tobacco, Inc.	123	654
JFE Holdings, Inc.	12,500	264
JGC Corp.	6,000	174
Joyo Bank (The) Ltd.	18,000	81
JS Group Corp.	7,200	151
JSR Corp.	5,100	107
JTEKT Corp.	5,700	65
Jupiter Telecommunications Co. Ltd.	45	44
JX Holdings, Inc.	60,627	381
Kajima Corp.	22,000	68
Kamigumi Co. Ltd.	7,000	60
Kaneka Corp.	7,000	40
Kansai Electric Power (The) Co., Inc.	20,300	336
Kansai Paint Co. Ltd.	6,000	57
Kao Corp.	14,200	364
Kawasaki Heavy Industries Ltd.	39,000	122
Kawasaki Kisen Kaisha Ltd.	19,000	40
KDDI Corp.	80	508
Keikyu Corp.	13,000	116
Keio Corp.	16,000	115
Keisei Electric Railway Co. Ltd.	7,000	51
Keyence Corp.	1,130	297
Kikkoman Corp.	4,000	44
Kinden Corp.	3,000	24
Kintetsu Corp.†	44,000	167
Kirin Holdings Co. Ltd.	23,000	271
Kobe Steel Ltd.	69,000	120
Koito Manufacturing Co. Ltd.	3,000	51
Komatsu Ltd.	25,900	774
Konami Corp.	2,500	69
Konica Minolta Holdings, Inc.	13,500	114
Kubota Corp.	32,000	313
Kuraray Co. Ltd.	9,400	135
Kurita Water Industries Ltd.	3,300	85
Kyocera Corp.	4,200	372
Kyowa Hakko Kirin Co. Ltd.	7,000	75
Kyushu Electric Power Co., Inc.	10,900	160
Lawson, Inc.	1,600	94
Mabuchi Motor Co. Ltd.	600	28
Makita Corp.	3,100	129
Marubeni Corp.	45,000	320
Marui Group Co. Ltd.	6,300	51
Maruichi Steel Tube Ltd.	1,100	24
Mazda Motor Corp.†*	40,000	66
McDonald’s Holdings Co. Japan Ltd.†	1,800	47
Medipal Holdings Corp.	4,200	50
MEIJI Holdings Co. Ltd.	1,951	83
Miraca Holdings, Inc.	1,436	55
Mitsubishi Chemical Holdings Corp.	36,500	211
Mitsubishi Corp.	38,400	941
Mitsubishi Electric Corp.	53,000	476
Mitsubishi Estate Co. Ltd.	34,000	616
Mitsubishi Gas Chemical Co., Inc.	10,000	64
Mitsubishi Heavy Industries Ltd.	82,000	384
Mitsubishi Logistics Corp.	3,000	35
Mitsubishi Materials Corp.	32,000	103
Mitsubishi Motors Corp.*	106,000	127
Mitsubishi Tanabe Pharma Corp.	6,300	86
Mitsubishi UFJ Financial Group, Inc.	348,030	1,795
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,500	64
Mitsui & Co. Ltd.	47,600	821
Mitsui Chemicals, Inc.	23,000	78
Mitsui Fudosan Co. Ltd.	23,000	437
Mitsui O.S.K. Lines Ltd.	31,000	141
Mizuho Financial Group, Inc.	624,271	1,046
MS&AD Insurance Group Holdings	15,393	331
Murata Manufacturing Co. Ltd.	5,500	328
Nabtesco Corp.	2,492	58
Namco Bandai Holdings, Inc.	5,100	71
NEC Corp.*	70,000	136

EQUITY PORTFOLIOS     6     NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Japan - 20.9% continued
NGK Insulators Ltd.	7,000	$96
NGK Spark Plug Co. Ltd.	4,000	54
NHK Spring Co. Ltd.	4,000	41
Nidec Corp.	3,000	283
Nikon Corp.	9,200	250
Nintendo Co. Ltd.	2,700	395
Nippon Building Fund, Inc.	17	163
Nippon Electric Glass Co. Ltd.	11,000	103
Nippon Express Co. Ltd.	25,000	98
Nippon Meat Packers, Inc.	5,000	64
Nippon Paper Group, Inc.	2,600	56
Nippon Sheet Glass Co. Ltd.†	23,000	38
Nippon Steel Corp.	138,000	397
Nippon Telegraph & Telephone Corp.	11,826	557
Nippon Yusen K.K.	42,000	125
Nishi-Nippon City Bank (The) Ltd.	20,000	57
Nissan Motor Co. Ltd.	68,200	701
Nisshin Seifun Group, Inc.	5,000	60
Nisshin Steel Co. Ltd.	18,000	31
Nissin Foods Holdings Co. Ltd.	1,500	56
Nitori Holdings Co. Ltd.	1,050	89
Nitto Denko Corp.	4,500	185
NKSJ Holdings, Inc.	10,120	238
NOK Corp.	2,900	58
Nomura Holdings, Inc.	99,600	455
Nomura Real Estate Holdings, Inc.	2,500	43
Nomura Real Estate Office Fund, Inc.	7	41
Nomura Research Institute Ltd.	2,600	62
NSK Ltd.	12,000	95
NTN Corp.	13,000	57
NTT Data Corp.	35	118
NTT DoCoMo, Inc.	418	712
NTT Urban Development Corp.	30	24
Obayashi Corp.	17,000	77
Odakyu Electric Railway Co. Ltd.†	17,000	162
OJI Paper Co. Ltd.	24,000	119
Olympus Corp.	6,000	100
Omron Corp.	5,500	122
Ono Pharmaceutical Co. Ltd.	2,200	120
Oracle Corp. Japan	1,100	40
Oriental Land Co. Ltd.	1,400	145
ORIX Corp.	2,840	274
Osaka Gas Co. Ltd.	51,000	195
Otsuka Corp.	400	30
Otsuka Holdings Co. Ltd.	6,757	189
Panasonic Corp.	60,500	567
Rakuten, Inc.	196	195
Resona Holdings, Inc.	51,100	244
Ricoh Co. Ltd.	18,000	165
Rinnai Corp.	900	65
Rohm Co. Ltd.	2,600	131
Sankyo Co. Ltd.	1,400	67
Sanrio Co. Ltd.†	1,200	49
Santen Pharmaceutical Co. Ltd.	2,100	83
SBI Holdings, Inc.	579	56
Secom Co. Ltd.	5,700	271
Sega Sammy Holdings, Inc.	5,800	110
Seiko Epson Corp.	3,300	45
Sekisui Chemical Co. Ltd.	12,000	103
Sekisui House Ltd.	16,000	151
Seven & I Holdings Co. Ltd.	20,600	570
Seven Bank Ltd.	15,200	33
Sharp Corp.	27,000	190
Shikoku Electric Power Co., Inc.	5,000	137
Shimadzu Corp.	6,000	52
Shimamura Co. Ltd.	600	66
Shimano, Inc.	2,000	116
Shimizu Corp.	16,000	65
Shin-Etsu Chemical Co. Ltd.	11,300	606
Shinsei Bank Ltd.	37,000	47
Shionogi & Co. Ltd.	8,200	114
Shiseido Co. Ltd.	9,800	170
Shizuoka Bank (The) Ltd.	16,000	162
Showa Denko K.K.	39,000	88
Showa Shell Sekiyu K.K.	4,600	31
SMC Corp.	1,500	256
Softbank Corp.	24,200	722
Sojitz Corp.	32,600	60
Sony Corp.	27,500	588
Sony Financial Holdings, Inc.	4,900	90
Square Enix Holdings Co. Ltd.	1,700	33
Stanley Electric Co. Ltd.	3,800	64
Sumco Corp.*	2,900	31
Sumitomo Chemical Co. Ltd.	43,000	187
Sumitomo Corp.	30,500	453
Sumitomo Electric Industries Ltd.	20,500	267
Sumitomo Heavy Industries Ltd.	15,000	82
Sumitomo Metal Industries Ltd.	92,000	191

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Japan - 20.9% continued
Sumitomo Metal Mining Co. Ltd.	15,000	$223
Sumitomo Mitsui Financial Group, Inc.	36,723	1,247
Sumitomo Mitsui Trust Holdings, Inc.	84,270	293
Sumitomo Realty & Development Co. Ltd.	10,000	234
Sumitomo Rubber Industries Ltd.	4,500	57
Suruga Bank Ltd.	5,000	46
Suzuken Co. Ltd.	1,897	56
Suzuki Motor Corp.	9,100	216
Sysmex Corp.	2,100	76
T&D Holdings, Inc.	15,700	184
Taisei Corp.	27,000	71
Taisho Pharmaceutical Holdings Co. Ltd.*	1,000	80
Taiyo Nippon Sanso Corp.	7,000	46
Takashimaya Co. Ltd.	7,000	53
Takeda Pharmaceutical Co. Ltd.	21,600	976
TDK Corp.	3,300	171
Teijin Ltd.	27,000	90
Terumo Corp.	4,600	222
THK Co. Ltd.	3,200	68
Tobu Railway Co. Ltd.	28,000	146
Toho Co. Ltd.	3,400	60
Toho Gas Co. Ltd.	11,000	64
Tohoku Electric Power Co., Inc.	12,300	144
Tokio Marine Holdings, Inc.	19,800	548
Tokyo Electric Power (The) Co., Inc.*	39,700	110
Tokyo Electron Ltd.	4,800	266
Tokyo Gas Co. Ltd.	68,000	310
Tokyu Corp.	31,000	149
Tokyu Land Corp.	11,000	53
TonenGeneral Sekiyu K.K.	7,000	65
Toppan Printing Co. Ltd.	15,000	118
Toray Industries, Inc.	40,000	283
Toshiba Corp.	111,000	485
Tosoh Corp.	13,000	38
TOTO Ltd.	8,000	60
Toyo Seikan Kaisha Ltd.	4,400	65
Toyo Suisan Kaisha Ltd.	3,000	77
Toyoda Gosei Co. Ltd.	1,900	36
Toyota Boshoku Corp.	1,600	20
Toyota Industries Corp.	4,900	153
Toyota Motor Corp.	75,300	3,113
Toyota Tsusho Corp.	6,100	123
Trend Micro, Inc.	2,900	84
Tsumura & Co.	1,500	43
Ube Industries Ltd.	29,000	83
Unicharm Corp.	3,100	160
Ushio, Inc.	3,000	45
USS Co. Ltd.	640	63
West Japan Railway Co.	4,600	188
Yahoo Japan Corp.	395	125
Yakult Honsha Co. Ltd.†	2,800	86
Yamada Denki Co. Ltd.	2,230	145
Yamaguchi Financial Group, Inc.	6,000	55
Yamaha Corp.	4,500	43
Yamaha Motor Co. Ltd.	7,600	109
Yamato Holdings Co. Ltd.	10,800	171
Yamato Kogyo Co. Ltd.	1,200	38
Yamazaki Baking Co. Ltd.	3,905	53
Yaskawa Electric Corp.	6,000	57
Yokogawa Electric Corp.*	5,600	53

		61,085

Netherlands - 2.5%
Aegon N.V.*	46,516	243
Akzo Nobel N.V.	6,448	365
ASML Holding N.V.	11,813	542
Corio N.V.	1,618	78
Delta Lloyd N.V.	2,857	53
European Aeronautic Defence and Space Co. N.V.†	11,197	407
Fugro N.V. - CVA	1,876	138
Heineken Holding N.V.	3,160	141
Heineken N.V.	6,996	369
ING Groep N.V. - CVA*	104,714	925
Koninklijke Ahold N.V.	31,805	439
Koninklijke Boskalis Westminster N.V.	1,851	71
Koninklijke DSM N.V.	4,171	232
Koninklijke KPN N.V.	40,529	439
Koninklijke Philips Electronics N.V.†	27,654	580
Koninklijke Vopak N.V.	1,956	109
QIAGEN N.V.†*	6,403	98
Randstad Holding N.V.†	3,275	124
Reed Elsevier N.V.	18,754	231
SBM Offshore N.V.	4,644	84
TNT Express N.V.	9,722	121
Unilever N.V. - CVA	44,429	1,475
Wolters Kluwer N.V.	8,326	155

		7,419

EQUITY PORTFOLIOS     8     NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
New Zealand - 0.1%
Auckland International Airport Ltd.	27,286	$55
Contact Energy Ltd.*	8,756	35
Fletcher Building Ltd.	18,920	103
SKYCITY Entertainment Group Ltd.	14,470	45
Telecom Corp. of New Zealand Ltd.	53,763	96

		334

Norway - 0.9%
Aker Solutions ASA	4,493	78
DnB ASA	26,373	338
Gjensidige Forsikring ASA*	5,526	66
Norsk Hydro ASA†	25,467	153
Orkla ASA	21,015	175
Seadrill Ltd.†	9,040	375
Statoil ASA	30,485	870
Telenor ASA	19,788	365
Yara International ASA	5,063	248

		2,668

Portugal - 0.2%
Banco Espirito Santo S.A. (Registered)	20,546	45
Cimpor Cimentos de Portugal SGPS S.A.	5,635	38
Energias de Portugal S.A.	51,339	150
Galp Energia SGPS S.A., Class B	6,429	112
Jeronimo Martins SGPS S.A.*	6,088	113
Portugal Telecom SGPS S.A. (Registered)	19,006	98

		556

Singapore - 1.7%
Ascendas Real Estate Investment Trust	49,666	81
CapitaLand Ltd.	71,250	174
CapitaMall Trust	60,200	86
CapitaMalls Asia Ltd.	35,940	44
City Developments Ltd.	14,000	124
ComfortDelGro Corp. Ltd.	54,000	66
Cosco Corp. Singapore Ltd.†	25,000	24
DBS Group Holdings Ltd.	47,805	539
Fraser and Neave Ltd.	24,348	130
Genting Singapore PLC†*	164,000	210
Global Logistic Properties Ltd.*	51,701	90
Golden Agri-Resources Ltd.	186,105	108
Hutchison Port Holdings Trust	145,000	115
Jardine Cycle & Carriage Ltd.	2,870	109
Keppel Corp. Ltd.	39,150	344
Keppel Land Ltd.	20,862	57
Neptune Orient Lines Ltd.	24,897	27
Olam International Ltd.†	38,098	72
Oversea-Chinese Banking Corp. Ltd.	70,990	507
SembCorp Industries Ltd.	26,044	110
SembCorp Marine Ltd.	23,400	99
Singapore Airlines Ltd.	14,667	129
Singapore Exchange Ltd.	25,000	143
Singapore Press Holdings Ltd.†	42,295	128
Singapore Technologies Engineering Ltd.	40,000	102
Singapore Telecommunications Ltd.	217,325	549
StarHub Ltd.	17,000	40
United Overseas Bank Ltd.	34,692	500
UOL Group Ltd.	13,039	49
Wilmar International Ltd.	52,000	212

		4,968

Spain - 3.0%
Abertis Infraestructuras S.A.	10,591	181
Acciona S.A.†	664	52
Acerinox S.A.†	2,997	43
ACS Actividades de Construccion y Servicios S.A.	3,921	117
Amadeus IT Holding S.A., Class A	8,520	162
Banco Bilbao Vizcaya Argentaria S.A.	127,469	1,140
Banco de Sabadell S.A.†	39,097	127
Banco Popular Espanol S.A.†	29,106	119
Banco Santander S.A.	234,544	1,945
Bankia S.A.*	23,737	96
Bankinter S.A.†	5,556	34
CaixaBank	21,441	101
Distribuidora Internacional de Alimentacion S.A.*	14,968	73
EDP Renovaveis S.A.*	6,265	33
Enagas S.A.	5,174	106
Ferrovial S.A.	10,231	129
Fomento de Construcciones y Contratas S.A.†	1,291	33
Gas Natural SDG S.A.	9,387	159
Grifols S.A.*	3,365	70
Grifols S.A., Class B*	360	5
Iberdrola S.A.	104,985	620
Inditex S.A.	5,955	551
Indra Sistemas S.A.	2,825	36
Mapfre S.A.	20,117	69
Red Electrica Corp. S.A.	2,952	149
Repsol YPF S.A.	21,764	567
Telefonica S.A.	112,266	1,913

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT     9     EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Spain - 3.0% continued
Zardoya Otis S.A.†	3,871	$52

		8,682

Sweden - 3.2%
Alfa Laval AB	9,169	188
Assa Abloy AB, Class B	8,525	259
Atlas Copco AB, Class A	18,487	481
Atlas Copco AB, Class B	10,540	244
Boliden AB	7,257	127
Electrolux AB, Class B†	6,712	147
Getinge AB, Class B	5,442	155
Hennes & Mauritz AB, Class B†	27,891	1,002
Hexagon AB, Class B	7,067	142
Holmen AB, Class B	1,327	38
Husqvarna AB, Class B†	11,652	70
Industrivarden AB, Class C*	3,189	48
Investment AB Kinnevik, Class B	5,834	133
Investor AB, Class B	12,276	273
Lundin Petroleum AB*	5,978	139
Millicom International Cellular S.A. SDR	2,067	231
Modern Times Group AB, Class B†	1,284	63
Nordea Bank AB	72,147	694
Ratos AB, Class B	4,931	64
Sandvik AB	27,230	415
Scania AB, Class B	8,729	175
Securitas AB, Class B	8,257	79
Skandinaviska Enskilda Banken AB, Class A	38,169	285
Skanska AB, Class B	10,906	199
SKF AB, Class B	10,603	268
SSAB AB, Class A†	4,641	48
Svenska Cellulosa AB, Class B	15,653	280
Svenska Handelsbanken AB, Class A	13,463	451
Swedbank AB, Class A	22,519	384
Swedish Match AB	5,779	221
Tele2 AB, Class B	8,595	175
Telefonaktiebolaget LM Ericsson, Class B	82,362	826
TeliaSonera AB†	59,379	433
Volvo AB, Class B	38,370	559

		9,296

Switzerland - 8.8%
ABB Ltd. (Registered)*	60,035	1,226
Actelion Ltd. (Registered)*	3,083	116
Adecco S.A. (Registered)†*	3,617	181
Aryzta A.G.*	2,113	105
Aryzta A.G. - (Dublin Exchange)*	308	15
Baloise Holding A.G. (Registered)	1,265	100
Barry Callebaut A.G. (Registered)*	50	49
Cie Financiere Richemont S.A., Class A (Bearer)	14,272	875
Credit Suisse Group A.G. (Registered)*	31,236	838
GAM Holding A.G.*	5,088	67
Geberit A.G. (Registered)*	1,072	230
Givaudan S.A. (Registered)*	226	213
Glencore International PLC*	37,265	256
Holcim Ltd. (Registered)*	6,647	433
Julius Baer Group Ltd.*	5,608	220
Kuehne & Nagel International A.G. (Registered)	1,477	194
Lindt & Spruengli A.G. (Participation Certificates)	25	77
Lindt & Spruengli A.G. (Registered)	3	109
Lonza Group A.G. (Registered)*	1,323	69
Nestle S.A. (Registered)	89,954	5,497
Novartis A.G. (Registered)	63,644	3,469
Pargesa Holding S.A. (Bearer)	703	52
Partners Group Holding A.G.	350	65
Roche Holding A.G. (Genusschein)	19,169	3,335
Schindler Holding A.G. (Participation Certificates)	1,330	164
Schindler Holding A.G. (Registered)	576	70
SGS S.A. (Registered)	149	279
Sika A.G. (Bearer)	57	124
Sonova Holding A.G. (Registered)*	1,333	149
STMicroelectronics N.V.	17,337	129
Straumann Holding A.G. (Registered)†	225	36
Suzler A.G.	627	90
Swatch Group (The) A.G. (Bearer)	833	377
Swatch Group (The) A.G. (Registered)	1,216	97
Swiss Life Holding A.G. (Registered)*	846	97
Swiss Re A.G.*	9,459	561
Swisscom A.G. (Registered)	640	255
Syngenta A.G. (Registered)*	2,585	844
Synthes, Inc.(2) *	1,769	306
Transocean Ltd.	9,468	504
UBS A.G. (Registered)*	99,425	1,389
Wolseley PLC	7,708	299
Xstrata PLC	56,680	1,080
Zurich Financial Services A.G.*	4,026	1,013

		25,654

EQUITY PORTFOLIOS     10    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
United Kingdom - 21.2%
3i Group PLC	25,941	$78
Admiral Group PLC	5,601	96
Aggreko PLC	7,204	254
AMEC PLC	9,014	159
Anglo American PLC	36,173	1,524
Antofagasta PLC	10,669	225
ARM Holdings PLC	37,172	337
Associated British Foods PLC	9,705	185
AstraZeneca PLC	35,590	1,594
Aviva PLC	79,748	467
Babcock International Group PLC	10,131	121
BAE Systems PLC	89,150	444
Balfour Beatty PLC	17,966	79
Barclays PLC	316,510	1,233
BG Group PLC	92,685	2,235
BHP Billiton PLC	57,714	1,866
BP PLC	517,490	4,062
British American Tobacco PLC	53,687	2,713
British Land Co. PLC	23,128	173
British Sky Broadcasting Group PLC	30,856	329
BT Group PLC	212,752	727
Bunzl PLC	9,210	141
Burberry Group PLC	11,849	266
Capita PLC	16,792	205
Capital Shopping Centres Group PLC	15,674	83
Carnival PLC	4,990	147
Centrica PLC	141,292	683
Cobham PLC	28,984	86
Compass Group PLC	52,172	523
Diageo PLC	68,144	1,628
Essar Energy PLC*	8,270	14
Eurasian Natural Resources Corp. PLC	6,834	76
Fresnillo PLC	4,843	146
G4S PLC	38,525	177
GKN PLC	42,271	147
GlaxoSmithKline PLC	137,782	3,038
Hammerson PLC	19,763	123
HSBC Holdings PLC	487,389	4,304
ICAP PLC	14,542	89
Imperial Tobacco Group PLC	27,502	1,090
Inmarsat PLC	12,469	95
Intercontinental Hotels Group PLC	7,923	181
International Consolidated Airlines Group S.A.*	24,647	65
International Power PLC	41,251	227
Intertek Group PLC	4,463	164
Invensys PLC	22,399	74
Investec PLC	14,944	95
ITV PLC	101,329	138
J. Sainsbury PLC	33,377	158
Johnson Matthey PLC	5,839	214
Kazakhmys PLC	5,881	104
Kingfisher PLC	64,151	290
Land Securities Group PLC	21,148	227
Legal & General Group PLC	158,437	304
Lloyds Banking Group PLC*	1,127,235	626
London Stock Exchange Group PLC	3,874	56
Lonmin PLC†	4,343	76
Man Group PLC	51,242	107
Marks & Spencer Group PLC	43,018	248
Meggitt PLC	21,756	134
National Grid PLC	97,103	992
Next PLC	4,681	206
Old Mutual PLC	152,408	386
Pearson PLC	22,092	421
Petrofac Ltd.	7,001	177
Prudential PLC	69,710	790
Randgold Resources Ltd.	2,469	283
Reckitt Benckiser Group PLC	16,901	936
Reed Elsevier PLC	33,134	290
Resolution Ltd.	37,122	159
Rexam PLC	24,100	159
Rio Tinto PLC	37,473	2,134
Rolls-Royce Holdings PLC*	51,150	662
Royal Bank of Scotland Group PLC*	481,125	214
Royal Dutch Shell PLC, Class A	99,337	3,609
Royal Dutch Shell PLC, Class B	72,623	2,695
RSA Insurance Group PLC	96,250	167
SABMiller PLC	26,032	1,053
Sage Group (The) PLC	36,150	178
Schroders PLC	2,939	72
Segro PLC	20,109	75
Serco Group PLC	14,063	124
Severn Trent PLC	6,479	162
Smith & Nephew PLC	24,214	238
Smiths Group PLC	10,735	186
SSE PLC	25,695	527
Standard Chartered PLC	65,005	1,670
Standard Life PLC	65,505	242

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    11    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
United Kingdom - 21.2% continued
Subsea 7 S.A.†*	7,583	$182
Tate & Lyle PLC	12,751	141
Tesco PLC	218,927	1,101
TUI Travel PLC	13,465	42
Tullow Oil PLC	24,729	580
Unilever PLC	35,041	1,131
United Utilities Group PLC	18,562	180
Vedanta Resources PLC	3,176	72
Vodafone Group PLC	1,371,946	3,707
Weir Group (The) PLC	5,719	192
Whitbread PLC	4,872	132
WM Morrison Supermarkets PLC	59,280	273

		61,990

Total Common Stocks(3) (Cost $274,766)		284,539

PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke A.G.	1,455	86
Henkel A.G. & Co. KGaA	4,805	313
Porsche Automobil Holding S.E.	4,131	269
ProSiebenSat.1 Media A.G.	2,140	55
RWE A.G. (Non Voting)	1,091	46
Volkswagen A.G.	3,957	740

		1,509

Total Preferred Stocks(3) (Cost $1,233)		1,509

RIGHTS - 0.0%
Austria - 0.0%
Immoeast A.G.(1) †*	5,669	—
Immoeast A.G.(1) *	4,355	—

		—

France - 0.0%
Eurazeo*	15	—

Total Rights (Cost $ — )		—

INVESTMENT COMPANIES - 8.3%
Northern Institutional Funds - Diversified Assets Portfolio(4) (5)	6,575,005	6,575
Northern Institutional Funds - Liquid Assets Portfolio(4) (6) (7)	17,495,863	17,496

Total Investment Companies (Cost $24,071)		24,071

Total Investments - 106.1% (Cost $300,070)		310,119

Liabilities less Other Assets - (6.1)%		(17,722)

NET ASSETS - 100.0%		$292,397

(1)	Security has been deemed worthless by the Northern Trust Global Investments Pricing and Valuation Committee and is a Level 3 investment.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(3)	In accordance with the Portfolio’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	Investment in affiliated Portfolio.
(5)	At November 30, 2011, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $839,000 with net purchases of approximately $5,736,000 during the three months ended February 29, 2012.
(6)	At November 30, 2011, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $13,050,000 with net purchases of approximately $4,446,000 during the three months ended February 29, 2012.
(7)	Investments relate to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

EQUITY PORTFOLIOS    12    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

Federal Tax Information:

At February 29, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$315,881

Gross tax appreciation of investments	$21,233
Gross tax depreciation of investments	(26,995)

Net tax depreciation of investments	$(5,762)

At February 29, 2012, the International Equity Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Euro Stoxx 50 (Euro)	64	$2,140	Long	03/12	$146
FTSE 100 Index (British Pound)	19	1,769	Long	03/12	92
Hang Seng Index (Hong Kong Dollar)	2	279	Long	03/12	5
NIKKEI 225 (Japanese Yen)	26	1,560	Long	03/12	187
SPI 200 (Australian Dollar)	6	690	Long	03/12	22

Total					$452

At February 29, 2012, the industry sectors for the International Equity Index Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.5%
Consumer Staples	10.9
Energy	8.9
Financials	22.8
Health Care	9.2
Industrials	12.8
Information Technology	4.7
Materials	10.5
Telecommunication Services	5.4
Utilities	4.3

Total	100.0%

At February 29, 2012, the International Equity Index Portfolio’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	28.2%
British Pound	22.6
Japanese Yen	21.4
Australian Dollar	8.6
Swiss Franc	8.3
All other currencies less than 5%	10.9

Total	100.0%

At February 29, 2012, the International Equity Index Portfolio had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
United States Dollar	1,300	Euro	968	3/1/12	$(10)
United States Dollar	50	Hong Kong Dollar	388	3/1/12	—
United States Dollar	140	Singapore Dollar	175	3/1/12	—
United States Dollar	230	Australian Dollar	213	3/2/12	(1)
United States Dollar	390	British Pound	245	3/2/12	(1)
United States Dollar	70	Danish Krone	390	3/2/12	—
United States Dollar	790	Japanese Yen	64,053	3/2/12	(2)
United States Dollar	30	Norwegian Krone	167	3/2/12	—
United States Dollar	90	Swedish Krona	594	3/2/12	—
United States Dollar	220	Swiss Franc	199	3/2/12	—
Australian Dollar	266	United States Dollar	260	3/21/12	(24)
Australian Dollar	95	United States Dollar	100	3/21/12	(1)
Australian Dollar	158	United States Dollar	170	3/21/12	1
British Pound	491	United States Dollar	760	3/21/12	(21)
British Pound	226	United States Dollar	350	3/21/12	(9)
British Pound	172	United States Dollar	270	3/21/12	(4)
British Pound	71	United States Dollar	110	3/21/12	(2)
British Pound	64	United States Dollar	100	3/21/12	(2)
British Pound	89	United States Dollar	140	3/21/12	(1)
British Pound	276	United States Dollar	440	3/21/12	1
Euro	646	United States Dollar	840	3/21/12	(21)
Euro	394	United States Dollar	510	3/21/12	(15)
Euro	244	United States Dollar	320	3/21/12	(5)
Euro	116	United States Dollar	150	3/21/12	(4)

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    13    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Euro	77	United States Dollar	100	3/21/12	$(3)
Euro	782	United States Dollar	1,050	3/21/12	8
Hong Kong Dollar	856	United States Dollar	110	3/21/12	—
Hong Kong Dollar	620	United States Dollar	80	3/21/12	—
Japanese Yen	64,044	United States Dollar	790	3/21/12	2
Japanese Yen	5,462	United States Dollar	70	3/21/12	3
Japanese Yen	7,663	United States Dollar	100	3/21/12	6
Japanese Yen	19,425	United States Dollar	250	3/21/12	11
Japanese Yen	52,179	United States Dollar	670	3/21/12	28
Singapore Dollar	77	United States Dollar	60	3/21/12	(2)
Singapore Dollar	50	United States Dollar	40	3/21/12	—
Swedish Krona	487	United States Dollar	70	3/21/12	(3)
Swedish Krona	406	United States Dollar	60	3/21/12	(1)
Swedish Krona	198	United States Dollar	30	3/21/12	—
Swiss Franc	243	United States Dollar	260	3/21/12	(9)
Swiss Franc	92	United States Dollar	100	3/21/12	(2)
Swiss Franc	280	United States Dollar	310	3/21/12	—
United States Dollar	90	Australian Dollar	84	3/21/12	—
United States Dollar	80	Australian Dollar	76	3/21/12	1
United States Dollar	70	Australian Dollar	67	3/21/12	1
United States Dollar	32	Australian Dollar	32	3/21/12	2
United States Dollar	280	Australian Dollar	265	3/21/12	4
United States Dollar	60	Australian Dollar	60	3/21/12	4
United States Dollar	130	Australian Dollar	129	3/21/12	8
United States Dollar	90	British Pound	57	3/21/12	—
United States Dollar	70	British Pound	44	3/21/12	1
United States Dollar	100	British Pound	64	3/21/12	1
United States Dollar	130	British Pound	83	3/21/12	2
United States Dollar	100	British Pound	64	3/21/12	2
United States Dollar	200	British Pound	127	3/21/12	3
United States Dollar	290	British Pound	185	3/21/12	4
United States Dollar	700	British Pound	444	3/21/12	7
United States Dollar	340	British Pound	221	3/21/12	11
United States Dollar	1,036	British Pound	667	3/21/12	26
United States Dollar	150	Euro	112	3/21/12	(1)
United States Dollar	90	Euro	69	3/21/12	2
United States Dollar	100	Euro	77	3/21/12	2
United States Dollar	210	Euro	160	3/21/12	3
United States Dollar	160	Euro	123	3/21/12	3
United States Dollar	250	Euro	190	3/21/12	4
United States Dollar	330	Euro	252	3/21/12	6
United States Dollar	400	Euro	308	3/21/12	11
United States Dollar	850	Euro	650	3/21/12	16
United States Dollar	1,475	Euro	1,128	3/21/12	28
United States Dollar	150	Hong Kong Dollar	1,163	3/21/12	—
United States Dollar	70	Hong Kong Dollar	544	3/21/12	—
United States Dollar	122	Hong Kong Dollar	949	3/21/12	—
United States Dollar	660	Japanese Yen	50,276	3/21/12	(41)
United States Dollar	784	Japanese Yen	60,953	3/21/12	(34)
United States Dollar	250	Japanese Yen	19,131	3/21/12	(15)
United States Dollar	190	Japanese Yen	14,498	3/21/12	(12)
United States Dollar	250	Japanese Yen	19,376	3/21/12	(12)
United States Dollar	220	Japanese Yen	17,359	3/21/12	(6)
United States Dollar	120	Japanese Yen	9,352	3/21/12	(5)
United States Dollar	100	Japanese Yen	7,782	3/21/12	(4)
United States Dollar	70	Japanese Yen	5,439	3/21/12	(3)
United States Dollar	130	Japanese Yen	10,389	3/21/12	(2)
United States Dollar	70	Singapore Dollar	88	3/21/12	—
United States Dollar	95	Singapore Dollar	124	3/21/12	4
United States Dollar	50	Swedish Krona	349	3/21/12	3

EQUITY PORTFOLIOS     14     NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
United States Dollar	80	Swedish Krona	553	3/21/12	$4
United States Dollar	160	Swedish Krona	1,091	3/21/12	5
United States Dollar	70	Swiss Franc	64	3/21/12	1
United States Dollar	70	Swiss Franc	64	3/21/12	1
United States Dollar	80	Swiss Franc	73	3/21/12	1
United States Dollar	54	Swiss Franc	51	3/21/12	2
United States Dollar	90	Swiss Franc	84	3/21/12	3
United States Dollar	90	Swiss Franc	85	3/21/12	4
United States Dollar	250	Swiss Franc	230	3/21/12	4
United States Dollar	130	Swiss Franc	122	3/21/12	5

Total					$(29)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indicies). The Portfolio adjusted the price of certain foreign equity securities held in its portfolio on February 29, 2012 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the International Equity Index Portfolio’s investments and other financial instruments, which are carried at fair value, as of February 29, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$—	$29,026	$—	$29,026
Consumer Staples	—	30,816	—	30,816
Energy	—	25,358	—	25,358
Financials	—	65,208	—	65,208
Health Care	—	26,346	—	26,346
Industrials	—	36,561	—	36,561
Information Technology	—	13,331	—	13,331
Materials	—	30,020	—	30,020
Telecommunication
Services	—	15,614	—	15,614
Utilities	—	12,259	—	12,259
Preferred Stocks
Consumer Discretionary	—	1,150	—	1,150
Consumer Staples	—	313	—	313
Utilities	—	46	—	46
Investment Companies	24,071	—	—	24,071

Total Investments	$24,071	$286,048	$—	$310,119

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	452	—	—	452
Foreign Currency Exchange Contracts	—	249	—	249
Liabilities
Foreign Currency Exchange Contracts	—	(278)	—	(278)

Total Other Financial Instruments	$452	$(29)	$—	$423

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At February 29, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    15    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO	FEBRUARY 29, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3%
Advertising - 0.1%
Harte-Hanks, Inc.†	2,875	$25
Marchex, Inc., Class B†	1,339	6
MDC Partners, Inc., Class A	1,654	21
Valuevision Media, Inc., Class A†*	2,443	4

		56

Aerospace/Defense - 1.5%
AAR Corp.	2,528	56
Aerovironment, Inc.†*	1,097	31
Astronics Corp.†*	612	20
Cubic Corp.	1,001	48
Curtiss-Wright Corp.	2,948	109
Ducommun, Inc.†*	631	10
Esterline Technologies Corp.*	1,938	126
GenCorp, Inc.†*	3,945	24
HEICO Corp.†	2,650	145
Kaman Corp.†	1,673	58
Kratos Defense & Security Solutions, Inc.†*	2,040	13
LMI Aerospace, Inc.†*	642	13
Moog, Inc., Class A*	2,882	127
National Presto Industries, Inc.†	306	26
Orbital Sciences Corp.*	3,719	52
Teledyne Technologies, Inc.*	2,335	139
Triumph Group, Inc.†	2,391	153

		1,150

Agriculture - 0.3%
Alico, Inc.†	217	5
Alliance One International, Inc.†*	5,849	22
Andersons (The), Inc.†	1,178	51
Cadiz, Inc.†*	674	7
Griffin Land & Nurseries, Inc.†	144	4
Limoneira Co.†	483	9
MGP Ingredients, Inc.†	683	4
Star Scientific, Inc.†*	6,670	25
Tejon Ranch Co.*	925	27
Universal Corp.†	1,468	67
Vector Group Ltd.†	3,038	55

		276

Airlines - 0.6%
Alaska Air Group, Inc.†*	2,284	157
Allegiant Travel Co.†*	947	47
Hawaiian Holdings, Inc.*	3,042	16
JetBlue Airways Corp.†*	15,674	80
Republic Airways Holdings, Inc.*	3,400	18
SkyWest, Inc.†	3,373	39
Spirit Airlines, Inc.*	915	18
US Airways Group, Inc.†*	10,295	76

		451

Apparel - 1.4%
Carter’s, Inc.†*	3,125	152
Cherokee, Inc.†	543	6
Columbia Sportswear Co.†	773	39
Crocs, Inc.*	5,712	112
Delta Apparel, Inc.†*	445	7
G-III Apparel Group Ltd.†*	1,066	27
Iconix Brand Group, Inc.†*	4,635	84
Jones Group (The), Inc.†	5,164	51
K-Swiss, Inc., Class A†*	1,537	5
Maidenform Brands, Inc.†*	1,499	32
Oxford Industries, Inc.†	826	42
Perry Ellis International, Inc.†*	805	14
Quiksilver, Inc.*	8,302	39
R.G. Barry Corp.†	623	9
Skechers U.S.A., Inc., Class A†*	2,384	30
Steven Madden Ltd.*	2,406	104
True Religion Apparel, Inc.*	1,643	43
Unifi, Inc.*	810	7
Warnaco Group (The), Inc.†*	2,539	149
Weyco Group, Inc.†	491	11
Wolverine World Wide, Inc.	3,157	120

		1,083

Auto Manufacturers - 0.1%
Wabash National Corp.*	4,530	48

Auto Parts & Equipment - 1.0%
Accuride Corp.†*	2,671	21
American Axle & Manufacturing Holdings, Inc.†*	4,236	48
Amerigon, Inc.*	1,379	20
Commercial Vehicle Group, Inc.*	1,726	21
Cooper Tire & Rubber Co.	3,927	65
Dana Holding Corp.†*	9,296	149
Dorman Products, Inc.†*	702	32
Douglas Dynamics, Inc.†	1,264	16
Exide Technologies*	5,034	15
Fuel Systems Solutions, Inc.†*	1,108	29
Meritor, Inc.*	5,995	44

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT     1     EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Auto Parts & Equipment - 1.0% continued
Miller Industries, Inc.†	727	$12
Modine Manufacturing Co.†*	3,025	28
Motorcar Parts of America, Inc.†*	685	6
Spartan Motors, Inc.†	1,996	11
Standard Motor Products, Inc.†	1,196	27
Superior Industries International, Inc.	1,555	28
Tenneco, Inc.†*	3,847	148
Titan International, Inc.†	2,674	66
Tower International, Inc.*	355	5

		791

Banks - 6.1%
1st Source Corp.†	1,009	25
1st United Bancorp, Inc.*	1,725	10
Alliance Financial Corp.†	290	9
Ameris Bancorp†*	1,612	19
Ames National Corp.†	496	11
Arrow Financial Corp.†	654	16
Bancfirst Corp.†	405	17
Banco Latinoamericano de Comercio
Exterior S.A., Class E	1,715	33
Bancorp (The), Inc.†*	1,782	15
BancorpSouth, Inc.	5,969	71
Bank of Kentucky Financial Corp.†	368	9
Bank of Marin Bancorp†	312	11
Bank of the Ozarks, Inc.†	1,785	52
Banner Corp.	947	20
BBCN Bancorp, Inc.*	4,699	48
Boston Private Financial Holdings, Inc.†	4,613	44
Bridge Bancorp, Inc.	459	9
Bridge Capital Holdings*	581	7
Bryn Mawr Bank Corp.†	681	13
Camden National Corp.†	495	18
Capital Bank Corp.†*	902	2
Capital City Bank Group, Inc.	691	5
Cardinal Financial Corp.†	1,947	21
Cascade Bancorp†*	376	2
Cass Information Systems, Inc.	623	24
Cathay General Bancorp	4,978	81
Center Bancorp, Inc.	752	7
Centerstate Banks, Inc.†	1,884	13
Central Pacific Financial Corp.†*	1,013	14
Century Bancorp, Inc., Class A†	201	5
Chemical Financial Corp.†	1,778	39
Citizens & Northern Corp.†	840	17
City Holding Co.†	992	34
CNB Financial Corp.†	737	11
CoBiz Financial, Inc.	1,927	11
Columbia Banking System, Inc.†	2,516	53
Community Bank System, Inc.†	2,339	64
Community Trust Bancorp, Inc.†	923	28
CVB Financial Corp.†	5,676	61
Eagle Bancorp, Inc.†*	1,165	18
Encore Bancshares, Inc.†*	479	7
Enterprise Bancorp, Inc.†	373	6
Enterprise Financial Services Corp.†	994	12
Financial Institutions, Inc.	873	14
First Bancorp	1,076	11
First Bancorp, Inc.†	500	8
First Busey Corp.	4,801	23
First Commonwealth Financial Corp.†	6,205	37
First Community Bancshares, Inc.†	1,114	14
First Connecticut Bancorp, Inc.	1,134	15
First Financial Bancorp	3,691	60
First Financial Bankshares, Inc.†	2,002	69
First Financial Corp.†	738	24
First Interstate Bancsystem, Inc.†	960	13
First Merchants Corp.†	1,544	17
First Midwest Bancorp, Inc.†	4,744	55
First of Long Island (The) Corp.†	492	13
FirstMerit Corp.	6,919	111
FNB Corp.†	8,638	102
Franklin Financial Corp.*	833	11
German American Bancorp, Inc.†	782	15
Glacier Bancorp, Inc.†	4,562	63
Great Southern Bancorp, Inc.	706	16
Hampton Roads Bankshares, Inc.†*	585	2
Hancock Holding Co.	4,848	165
Hanmi Financial Corp.†*	1,182	10
Heartland Financial USA, Inc.†	851	13
Heritage Commerce Corp.*	1,226	6
Heritage Financial Corp.†	929	12
Home Bancshares, Inc.†	1,455	37
Hudson Valley Holding Corp.†	1,050	17
IBERIABANK Corp.†	1,878	100
Independent Bank Corp.†	1,390	38
International Bancshares Corp.	3,345	64
Lakeland Bancorp, Inc.†	1,516	14
Lakeland Financial Corp.†	1,080	27

EQUITY PORTFOLIOS     2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Banks - 6.1% continued
MainSource Financial Group, Inc.†	1,388	$14
MB Financial, Inc.	3,450	69
Merchants Bancshares, Inc.†	338	9
Metro Bancorp, Inc.†*	969	10
MidSouth Bancorp, Inc.	480	6
National Bankshares, Inc.†	414	11
National Penn Bancshares, Inc.	7,828	69
NBT Bancorp, Inc.†	2,189	48
Old National Bancorp†	6,009	73
OmniAmerican Bancorp, Inc.†*	696	12
Oriental Financial Group, Inc.†	2,930	34
Orrstown Financial Services, Inc.	386	3
Pacific Capital Bancorp. N.A.†*	236	7
Pacific Continental Corp.†	1,067	9
PacWest Bancorp	1,949	42
Park National Corp.†	817	56
Park Sterling Corp.†*	1,799	8
Penns Woods Bancorp, Inc.†	216	8
Peoples Bancorp, Inc.†	609	10
Pinnacle Financial Partners, Inc.†*	2,218	37
PrivateBancorp, Inc.	3,850	56
Prosperity Bancshares, Inc.†	2,981	130
Renasant Corp.	1,647	25
Republic Bancorp, Inc., Class A†	692	18
S&T Bancorp, Inc.†	1,814	39
S.Y. Bancorp, Inc.†	772	17
Sandy Spring Bancorp, Inc.†	1,580	29
SCBT Financial Corp.†	865	27
Seacoast Banking Corp. of Florida†*	4,336	8
Sierra Bancorp	836	8
Signature Bank*	2,930	174
Simmons First National Corp., Class A†	1,075	28
Southside Bancshares, Inc.†	1,094	23
Southwest Bancorp, Inc.*	1,259	11
State Bank Financial Corp.*	2,053	33
StellarOne Corp.	1,432	17
Sterling Bancorp†	1,951	17
Sterling Financial Corp.*	1,753	34
Suffolk Bancorp*	535	6
Sun Bancorp, Inc.*	2,208	6
Susquehanna Bancshares, Inc.†	11,848	110
SVB Financial Group†*	2,732	162
Taylor Capital Group, Inc.*	758	10
Texas Capital Bancshares, Inc.†*	2,370	80
Tompkins Financial Corp.†	508	21
TowneBank†	1,507	19
Trico Bancshares†	954	15
TrustCo Bank Corp. NY†	5,825	31
Trustmark Corp.†	4,053	96
UMB Financial Corp.†	2,032	85
Umpqua Holdings Corp.	7,251	89
Union First Market Bankshares Corp.†	1,263	18
United Bankshares, Inc.†	3,192	93
United Community Banks, Inc.†*	2,644	24
Univest Corp. of Pennsylvania†	1,138	18
Virginia Commerce Bancorp, Inc.†*	1,528	13
Walker & Dunlop, Inc.†*	680	8
Washington Banking Co.	944	12
Washington Trust Bancorp, Inc.†	879	21
Webster Financial Corp.	4,571	100
WesBanco, Inc.†	1,510	29
West Bancorporation, Inc.†	1,113	11
West Coast Bancorp†*	1,204	21
Westamerica Bancorporation†	1,831	87
Western Alliance Bancorp†*	4,534	37
Wilshire Bancorp, Inc.†*	3,548	15
Wintrust Financial Corp.†	2,220	75

		4,729

Beverages - 0.2%
Boston Beer Co., Inc., Class A†*	521	49
Central European Distribution Corp.†*	4,727	21
Coca-Cola Bottling Co. Consolidated†	283	18
Craft Brewers Alliance, Inc.†*	693	4
Farmer Bros. Co.†*	400	4
National Beverage Corp.†*	743	12
Peet’s Coffee & Tea, Inc.†*	812	52
Primo Water Corp.†*	924	3

		163

Biotechnology - 2.3%
Acorda Therapeutics, Inc.*	2,518	66
Aegerion Pharmaceuticals, Inc.†*	598	10
Affymax, Inc.†*	2,168	22
Alnylam Pharmaceuticals, Inc.†*	2,849	38
AMAG Pharmaceuticals, Inc.†*	1,307	21
Arena Pharmaceuticals, Inc.†*	9,118	16
Ariad Pharmaceuticals, Inc.*	9,961	143
Arqule, Inc.†*	3,325	24

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT     3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Biotechnology - 2.3% continued
Astex Pharmaceuticals†*	3,404	$6
BioCryst Pharmaceuticals, Inc.†*	1,798	8
Biosante Pharmaceuticals, Inc.†*	6,393	5
Biotime, Inc.†*	1,427	7
Cambrex Corp.*	1,751	12
Cell Therapeutics, Inc.†*	12,704	16
Celldex Therapeutics, Inc.*	2,759	10
Chelsea Therapeutics International Ltd.†*	3,333	12
Cleveland Biolabs, Inc.†*	1,529	6
Complete Genomics, Inc.†*	648	2
Cubist Pharmaceuticals, Inc.†*	3,820	164
Curis, Inc.†*	4,789	22
Dynavax Technologies Corp.†*	9,544	40
Emergent Biosolutions, Inc.*	1,494	23
Enzo Biochem, Inc.†*	2,395	6
Enzon Pharmaceuticals, Inc.†*	2,281	16
Exact Sciences Corp.†*	3,619	34
Exelixis, Inc.†*	9,400	53
Geron Corp.†*	8,447	17
GTx, Inc.*	1,672	6
Halozyme Therapeutics, Inc.†*	5,248	60
Harvard Bioscience, Inc.†*	1,440	6
Immunogen, Inc.†*	4,789	66
Immunomedics, Inc.†*	4,401	16
Incyte Corp. Ltd.†*	5,645	96
Insmed, Inc.†*	1,494	6
InterMune, Inc.†*	3,389	45
Lexicon Pharmaceuticals, Inc.*	10,340	18
Ligand Pharmaceuticals, Inc., Class B†*	1,290	19
Maxygen, Inc.†*	1,796	10
Medicines (The) Co.*	3,434	74
Micromet, Inc.*	6,016	66
Momenta Pharmaceuticals, Inc.†*	2,938	43
NewLink Genetics Corp.*	471	4
Novavax, Inc.†*	6,290	8
NPS Pharmaceuticals, Inc.†*	5,469	37
Nymox Pharmaceutical Corp.†*	1,250	10
OncoGenex Pharmaceutical, Inc.†*	611	10
Oncothyreon, Inc.†*	2,768	23
Pacific Biosciences of California, Inc.†*	2,332	10
PDL BioPharma, Inc.†	8,879	57
Peregrine Pharmaceuticals, Inc.†*	4,012	4
PharmAthene, Inc.†*	2,129	3
RTI Biologics, Inc.*	3,790	14
Sangamo Biosciences, Inc.†*	3,255	17
Seattle Genetics, Inc.†*	6,151	113
Sequenom, Inc.†*	6,434	28
Spectrum Pharmaceuticals, Inc.†*	3,646	52
Sunesis Pharmaceuticals, Inc.†*	1,781	3
Transcept Pharmaceuticals, Inc.†*	260	2
Trius Therapeutics, Inc.*	397	2
Vical, Inc.†*	4,891	16
ZIOPHARM Oncology, Inc.†*	3,574	17

		1,760

Building Materials - 0.9%
AAON, Inc.†	1,102	21
Apogee Enterprises, Inc.	1,623	22
Broadwind Energy, Inc.†*	6,801	4
Builders FirstSource, Inc.†*	2,631	8
Comfort Systems USA, Inc.†	2,480	28
Drew Industries, Inc.†*	1,242	34
Eagle Materials, Inc.†	2,811	88
Gibraltar Industries, Inc.†*	2,032	28
Griffon Corp.†	3,084	33
Interline Brands, Inc.*	2,155	44
Louisiana-Pacific Corp.†*	8,362	68
LSI Industries, Inc.†	1,362	10
NCI Building Systems, Inc.†*	1,244	15
Quanex Building Products Corp.†	2,486	42
Simpson Manufacturing Co., Inc.	2,633	79
Texas Industries, Inc.†	1,439	49
Trex Co., Inc.†*	957	26
Universal Forest Products, Inc.†	1,255	40
USG Corp.†*	4,586	65

		704

Chemicals - 1.8%
A. Schulman, Inc.	1,974	51
Aceto Corp.†	1,707	14
American Vanguard Corp.†	1,386	23
Balchem Corp.†	1,841	50
Chemtura Corp.*	6,126	95
Codexis, Inc.†*	1,492	6
Ferro Corp.†*	5,499	31
Georgia Gulf Corp.*	2,181	70
H.B. Fuller Co.	3,140	95
Hawkins, Inc.†	575	22
Innophos Holdings, Inc.	1,382	70

EQUITY PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Chemicals - 1.8% continued
Innospec, Inc.†*	1,513	$47
KMG Chemicals, Inc.	420	7
Kraton Performance Polymers, Inc.*	2,028	56
Landec Corp.*	1,855	12
Minerals Technologies, Inc.	1,165	75
NewMarket Corp.†	574	105
Oil-Dri Corp. of America†	271	6
Olin Corp.†	5,062	106
OM Group, Inc.*	1,970	54
Omnova Solutions, Inc.†*	2,828	14
PolyOne Corp.	5,932	80
Quaker Chemical Corp.	842	35
Sensient Technologies Corp.	3,185	118
Spartech Corp.*	2,270	13
Stepan Co.†	515	45
TPC Group, Inc.*	866	30
Zep, Inc.	1,428	22
Zoltek Cos., Inc.†*	1,667	20

		1,372

Coal - 0.2%
Cloud Peak Energy, Inc.*	3,890	69
Hallador Energy Co.	176	2
James River Coal Co.†*	2,174	13
L&L Energy, Inc.†*	1,456	3
Patriot Coal Corp.†*	5,819	42
SunCoke Energy, Inc.*	4,488	64
Westmoreland Coal Co.*	588	6

		199

Commercial Services - 6.3%
ABM Industries, Inc.	3,369	76
Acacia Research - Acacia Technologies*	2,721	107
Accretive Health, Inc.†*	2,540	66
Advance America Cash Advance Centers, Inc.	3,584	37
Advisory Board (The) Co.*	1,004	81
Albany Molecular Research, Inc.*	1,374	4
American Public Education, Inc.†*	1,141	45
American Reprographics Co.*	2,164	11
AMN Healthcare Services, Inc.†*	2,717	14
Arbitron, Inc.	1,722	58
Ascent Capital Group, Inc., Class A†*	919	45
AVEO Pharmaceuticals, Inc.†*	2,003	26
Avis Budget Group, Inc.†*	6,683	86
Barrett Business Services, Inc.	420	7
Bridgepoint Education, Inc.†*	1,152	28
Brink’s (The) Co.	2,974	75
Capella Education Co.*	917	36
Cardtronics, Inc.*	2,746	73
CBIZ, Inc.†*	2,627	17
CDI Corp.†	742	11
Cenveo, Inc.†*	3,777	15
Chemed Corp.†	1,245	77
Consolidated Graphics, Inc.*	540	25
Convergys Corp.†*	6,666	86
Corinthian Colleges, Inc.†*	4,729	21
Corporate Executive Board (The) Co.	2,192	91
Corvel Corp.*	375	17
CoStar Group, Inc.*	1,607	96
CRA International, Inc.*	730	17
Cross Country Healthcare, Inc.†*	2,004	11
Deluxe Corp.†	3,245	80
DFC Global Corp.*	2,767	50
Dollar Thrifty Automotive Group, Inc.†*	1,842	140
Electro Rent Corp.	1,166	21
Essex Rental Corp.*	1,093	4
Euronet Worldwide, Inc.†*	3,248	63
ExamWorks Group, Inc.†*	1,741	18
ExlService Holdings, Inc.*	1,048	29
Forrester Research, Inc.†*	936	30
Franklin Covey Co.*	797	7
FTI Consulting, Inc.†*	2,672	107
Geo Group (The), Inc.*	4,129	73
Global Cash Access Holdings, Inc.*	3,958	22
Grand Canyon Education, Inc.*	1,837	31
Great Lakes Dredge & Dock Corp.	3,919	28
H&E Equipment Services, Inc.*	1,728	30
Hackett Group (The), Inc.*	2,234	11
Healthcare Services Group, Inc.†	4,230	82
Heartland Payment Systems, Inc.	2,440	69
Heidrick & Struggles International, Inc.	1,094	22
Hill International, Inc.†*	1,808	10
HMS Holdings Corp.*	5,395	174
Hudson Highland Group, Inc.†*	1,939	9
Huron Consulting Group, Inc.*	1,415	54
ICF International, Inc.*	1,275	33
Insperity, Inc.	1,460	44
Intersections, Inc.	572	7
K12, Inc.†*	1,659	36

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Commercial Services - 6.3% continued
Kelly Services, Inc., Class A†	1,749	$26
Kenexa Corp.†*	1,705	47
Kforce, Inc.†*	1,813	26
Korn/Ferry International*	2,997	48
Landauer, Inc.†	618	33
Lincoln Educational Services Corp.†	1,368	12
Live Nation Entertainment, Inc.†*	8,966	84
Mac-Gray Corp.†	716	10
Matthews International Corp., Class A†	1,885	58
MAXIMUS, Inc.	2,203	92
McGrath Rentcorp	1,554	49
Medifast, Inc.†*	945	15
MoneyGram International, Inc.*	724	13
Monro Muffler Brake, Inc.†	1,944	89
Multi-Color Corp.†	766	17
National American University Holdings, Inc.†	493	3
National Research Corp.†	100	4
Navigant Consulting, Inc.*	3,345	45
Odyssey Marine Exploration, Inc.†*	4,772	15
On Assignment, Inc.*	2,483	34
PAREXEL International Corp.*	3,743	92
Pendrell Corp.†*	9,882	24
PHH Corp.†*	3,565	49
PRGX Global, Inc.*	1,183	7
Providence Service (The) Corp.*	931	14
Quad/Graphics, Inc.†	1,622	24
Rent-A-Center, Inc.	3,674	130
Resources Connection, Inc.	2,988	39
Rollins, Inc.	4,048	82
RPX Corp.*	575	10
RSC Holdings, Inc.*	4,360	97
ServiceSource International, Inc.†*	595	10
Sotheby’s	4,296	169
Standard Parking Corp.*	1,081	20
Steiner Leisure Ltd.*	955	48
Stewart Enterprises, Inc., Class A†	5,127	32
Strayer Education, Inc.†	778	80
Swisher Hygiene, Inc.†*	5,553	16
Team Health Holdings, Inc.*	1,714	37
Team, Inc.*	1,262	39
TeleTech Holdings, Inc.*	1,651	25
TMS International Corp., Class A*	775	9
TNS, Inc.*	1,666	31
Transcend Services, Inc.†*	556	12
TrueBlue, Inc.*	2,542	42
United Rentals, Inc.†*	3,975	166
Universal Technical Institute, Inc.*	1,324	17
Valassis Communications, Inc.†*	2,849	71
Viad Corp.	1,320	26
Wright Express Corp.*	2,451	152
Zillow, Inc.*	260	8
Zipcar, Inc.†*	695	9

		4,950

Computers - 2.1%
3D Systems Corp.†*	2,662	60
Agilysys, Inc.†*	1,266	10
CACI International, Inc., Class A†*	1,682	99
Carbonite, Inc.†*	410	4
CIBER, Inc.*	3,942	17
Computer Task Group, Inc.†*	913	13
Cray, Inc.*	2,507	20
Digimarc Corp.*	389	11
Dot Hill Systems Corp.†*	3,492	5
Dynamics Research Corp.†*	572	5
Echelon Corp.*	2,184	11
Electronics for Imaging, Inc.*	2,958	47
iGate Corp.†*	1,873	33
Imation Corp.*	1,884	12
Immersion Corp.†*	1,732	11
Insight Enterprises, Inc.*	2,748	57
j2 Global, Inc.†	2,937	87
Jack Henry & Associates, Inc.	5,484	185
KEYW Holding (The) Corp.†*	1,121	8
LivePerson, Inc.†*	3,360	51
Manhattan Associates, Inc.*	1,235	57
Maxwell Technologies, Inc.*	1,811	33
Mentor Graphics Corp.*	6,117	93
Mercury Computer Systems, Inc.*	1,946	28
MTS Systems Corp.	998	49
NCI, Inc., Class A†*	400	3
Netscout Systems, Inc.*	2,414	51
OCZ Technology Group, Inc.†*	4,172	36
Quantum Corp.†*	14,598	38
Radisys Corp.*	1,215	9
RealD, Inc.†*	2,611	31
Rimage Corp.	672	7
Silicon Graphics International Corp.†*	2,010	19
Spansion, Inc., Class A*	3,171	41

EQUITY PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Computers - 2.1% continued
STEC, Inc.†*	2,334	$23
Stratasys, Inc.†*	1,355	50
Stream Global Services, Inc.†*	575	2
Super Micro Computer, Inc.†*	1,767	29
SYKES Enterprises, Inc.*	2,465	34
Synaptics, Inc.†*	1,989	73
Syntel, Inc.	975	50
Unisys Corp.†*	2,728	51
Virtusa Corp.†*	942	15
Wave Systems Corp., Class A†*	5,737	12
Xyratex Ltd.	1,762	30

		1,610

Cosmetics/Personal Care - 0.1%
Elizabeth Arden, Inc.*	1,553	58
Inter Parfums, Inc.†	1,077	18
Revlon, Inc., Class A†*	695	10

		86

Distribution/Wholesale - 1.0%
Beacon Roofing Supply, Inc.†*	2,907	69
Brightpoint, Inc.*	4,332	38
Core-Mark Holding Co., Inc.†	703	28
Houston Wire & Cable Co.†	1,189	17
MWI Veterinary Supply, Inc.†*	802	69
Owens & Minor, Inc.†	4,059	122
Pool Corp.†	3,055	111
Rentrak Corp.†*	688	14
Scansource, Inc.*	1,697	63
School Specialty, Inc.†*	1,020	3
Titan Machinery, Inc.*	938	25
United Stationers, Inc.	2,642	77
Watsco, Inc.†	1,784	127

		763

Diversified Financial Services - 1.8%
Aircastle Ltd.†	3,421	47
Apollo Residential Mortgage, Inc.†	729	13
Artio Global Investors, Inc.†	1,929	9
BGC Partners, Inc., Class A†	4,877	34
Calamos Asset Management, Inc., Class A†	1,315	16
California First National Bancorp†	77	1
CIFC Corp.†*	725	4
Cohen & Steers, Inc.(1) †	1,131	37
Cowen Group, Inc., Class A*	4,195	12
Credit Acceptance Corp.*	430	41
Diamond Hill Investment Group, Inc.	157	12
Doral Financial Corp.†*	7,527	11
Duff & Phelps Corp., Class A	1,866	26
Edelman Financial Group, Inc.†	1,209	8
Ellie Mae, Inc.†*	537	4
Encore Capital Group, Inc.*	1,070	24
Epoch Holding Corp.†	908	23
Evercore Partners, Inc., Class A	1,327	36
FBR & Co.†*	3,132	8
Federal Agricultural Mortgage Corp., Class C†	591	12
Financial Engines, Inc.†*	2,442	56
First Marblehead (The) Corp.*	2,945	4
FXCM, Inc., Class A†	1,073	10
Gain Capital Holdings, Inc.	394	2
GAMCO Investors, Inc., Class A†	415	19
GFI Group, Inc.	4,709	18
Gleacher & Co., Inc.†*	4,669	7
Higher One Holdings, Inc.†*	1,963	29
Imperial Holdings, Inc.†*	1,104	3
INTL. FCStone, Inc.†*	827	19
Investment Technology Group, Inc.*	2,640	30
JMP Group, Inc.	1,123	8
KBW, Inc.†	2,103	35
Knight Capital Group, Inc., Class A†*	6,377	84
Ladenburg Thalmann Financial Services, Inc.†*	6,311	13
Manning & Napier, Inc.*	794	10
MarketAxess Holdings, Inc.	1,818	60
Marlin Business Services Corp.†	505	8
Medley Capital Corp.	653	7
National Financial Partners Corp.†*	2,591	40
Nelnet, Inc., Class A	1,662	44
Netspend Holdings, Inc.†*	1,747	15
NewStar Financial, Inc.†*	1,649	16
Nicholas Financial, Inc.	567	7
Ocwen Financial Corp.*	6,091	98
Oppenheimer Holdings, Inc., Class A†	621	10
Piper Jaffray Cos.†*	1,051	26
Portfolio Recovery Associates, Inc.*	1,088	76
Pzena Investment Management, Inc., Class A (2) †	400	2
SeaCube Container Leasing Ltd.	639	10
Solar Senior Capital Ltd.†	470	8

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Diversified Financial Services - 1.8% continued
Stifel Financial Corp.†*	3,414	$128
SWS Group, Inc.†	1,708	10
Virtus Investment Partners, Inc.†*	364	29
Walter Investment Management Corp.	1,648	34
Westwood Holdings Group, Inc.†	386	15
World Acceptance Corp.†*	956	61

		1,429

Electric - 2.0%
Allete, Inc.	2,035	85
Ameresco, Inc., Class A†*	1,213	17
Atlantic Power Corp.†	7,214	105
Avista Corp.	3,662	90
Black Hills Corp.†	2,501	82
Central Vermont Public Service Corp.†	862	30
CH Energy Group, Inc.†	971	65
Cleco Corp.†	3,875	149
Dynegy, Inc.†*	6,809	9
El Paso Electric Co.	2,683	88
Empire District Electric (The) Co.†	2,666	53
EnerNOC, Inc.*	1,565	12
Genie Energy Ltd., Class B†	937	9
IDACORP, Inc.†	3,146	127
MGE Energy, Inc.†	1,483	65
NorthWestern Corp.	2,307	80
Ormat Technologies, Inc.†	1,188	24
Otter Tail Corp.†	2,304	49
Pike Electric Corp.*	1,000	9
PNM Resources, Inc.	4,850	87
PNM Resources, Inc. - (Fractional Shares) (3)*	50,000	—
Portland General Electric Co.	4,777	118
UIL Holdings Corp.†	3,209	113
Unisource Energy Corp.	2,327	86
Unitil Corp.†	705	19

		1,571

Electrical Components & Equipment - 1.0%
A123 Systems, Inc.†*	5,700	10
Active Power, Inc.†*	4,879	3
Acuity Brands, Inc.†	2,745	171
Advanced Energy Industries, Inc.†*	2,820	34
American Superconductor Corp.†*	2,707	12
Belden, Inc.	2,999	118
Capstone Turbine Corp.†*	14,967	17
Coleman Cable, Inc.*	547	6
Encore Wire Corp.	1,194	35
EnerSys*	3,008	101
Generac Holdings, Inc.†*	1,613	41
Graham Corp.†	589	14
Insteel Industries, Inc.†	1,065	13
Littelfuse, Inc.	1,442	76
Powell Industries, Inc.†*	535	18
Power-One, Inc.†*	4,384	19
PowerSecure International, Inc.†*	1,058	6
Satcon Technology Corp.†*	5,746	3
Universal Display Corp.†*	2,446	101
Valence Technology, Inc.†*	4,218	4
Vicor Corp.†	1,336	11

		813

Electronics - 2.2%
American Science & Engineering, Inc.†	576	42
Analogic Corp.	799	46
Badger Meter, Inc.†	982	32
Bel Fuse, Inc., Class B†	732	13
Benchmark Electronics, Inc.*	3,830	63
Brady Corp., Class A†	2,922	93
Checkpoint Systems, Inc.†*	2,554	28
Coherent, Inc.†*	1,442	80
CTS Corp.	2,151	21
Cymer, Inc.*	1,938	89
Daktronics, Inc.	2,271	20
DDi Corp.†	983	11
Electro Scientific Industries, Inc.	1,478	20
ESCO Technologies, Inc.†	1,684	60
FARO Technologies, Inc.*	1,043	58
FEI Co.*	2,459	110
Fluidigm Corp.†*	413	6
Identive Group, Inc.†*	2,511	6
II-VI, Inc.*	3,286	77
InvenSense, Inc.†*	576	9
Kemet Corp.*	2,906	26
LeCroy Corp.*	989	9
Measurement Specialties, Inc.†*	969	32
Methode Electronics, Inc.	2,427	22
Microvision, Inc.†*	862	3
Multi-Fineline Electronix, Inc.*	531	14
Newport Corp.*	2,426	41
NVE Corp.†*	322	17
OSI Systems, Inc.*	1,204	71

EQUITY PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Electronics - 2.2% continued
Park Electrochemical Corp.	1,341	$38
Plexus Corp.*	2,256	78
Pulse Electronics Corp.†	2,445	8
Rofin-Sinar Technologies, Inc.†*	1,803	42
Rogers Corp.†*	1,009	37
Sanmina-SCI Corp.*	5,094	59
SRS Labs, Inc.†*	715	5
Stoneridge, Inc.*	1,656	16
Taser International, Inc.*	3,692	15
TTM Technologies, Inc.*	3,328	39
Viasystems Group, Inc.*	174	3
Vishay Precision Group, Inc.*	754	11
Watts Water Technologies, Inc., Class A†	1,902	75
Woodward, Inc.	3,904	171
X-Rite, Inc.*	1,607	7
Zagg, Inc.†*	1,553	16
Zygo Corp.†*	926	18

		1,757

Energy - Alternate Sources - 0.2%
Amyris, Inc.†*	1,161	6
Clean Energy Fuels Corp.†*	3,156	59
FuelCell Energy, Inc.†*	8,780	13
FutureFuel Corp.†	1,112	12
Gevo, Inc.†*	323	3
Green Plains Renewable Energy, Inc.†*	1,252	14
Headwaters, Inc.*	3,792	12
KiOR, Inc., Class A†*	685	6
REX American Resources Corp.†*	386	12
Solazyme, Inc.†*	675	10
Syntroleum Corp.†*	6,607	8

		155

Engineering & Construction - 0.7%
Aegion Corp.†*	2,533	45
Argan, Inc.	422	6
Dycom Industries, Inc.*	2,245	48
EMCOR Group, Inc.	4,229	117
Exponent, Inc.†*	780	38
Granite Construction, Inc.†	2,448	70
Layne Christensen Co.†*	1,279	31
MasTec, Inc.†*	3,594	63
Michael Baker Corp.†*	498	12
Mistras Group, Inc.†*	892	20
MYR Group, Inc.*	1,330	27
Orion Marine Group, Inc.*	1,689	12
Sterling Construction Co., Inc.*	1,130	12
Tutor Perini Corp.*	2,025	32
VSE Corp.†	247	6

		539

Entertainment - 0.9%
Churchill Downs, Inc.†	803	42
Cinemark Holdings, Inc.†	5,902	123
International Speedway Corp., Class A	1,858	47
Isle of Capri Casinos, Inc.†*	1,189	7
Lions Gate Entertainment Corp.†*	2,945	40
Multimedia Games Holding Co., Inc.*	1,547	16
National CineMedia, Inc.†	3,503	56
Pinnacle Entertainment, Inc.*	3,935	43
Scientific Games Corp., Class A*	3,768	40
Shuffle Master, Inc.*	3,538	52
Six Flags Entertainment Corp.†	2,647	120
Speedway Motorsports, Inc.†	822	13
Vail Resorts, Inc.	2,281	96

		695

Environmental Control - 0.9%
Calgon Carbon Corp.*	3,599	54
Casella Waste Systems, Inc., Class A*	1,497	10
Clean Harbors, Inc.*	2,976	200
Darling International, Inc.*	7,456	119
Energy Recovery, Inc.†*	3,277	7
EnergySolutions, Inc.†*	5,278	22
Fuel Tech, Inc.*	1,085	7
Heckmann Corp.†*	6,405	33
Heritage-Crystal Clean, Inc.†*	314	7
Metalico, Inc.*	2,530	13
Met-Pro Corp.†	846	7
Mine Safety Appliances Co.†	1,730	64
Rentech, Inc.†*	14,385	26
Tetra Tech, Inc.*	3,949	97
TRC Cos., Inc.†*	1,101	6
US Ecology, Inc.†	1,239	23
WCA Waste Corp.†*	1,083	7

		702

Food - 1.8%
Arden Group, Inc., Class A†	67	6
B&G Foods, Inc.†	3,051	71
Calavo Growers, Inc.†	737	20

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Food - 1.8% continued
Cal-Maine Foods, Inc.†	919	$35
Chefs’ Warehouse (The), Inc.†*	634	13
Chiquita Brands International, Inc.†*	2,947	28
Diamond Foods, Inc.†	1,403	34
Dole Food Co., Inc.†*	2,325	22
Fresh Del Monte Produce, Inc.	2,301	52
Fresh Market (The), Inc.†*	1,772	80
Hain Celestial Group (The), Inc.*	2,279	93
Imperial Sugar Co.†	792	5
Ingles Markets, Inc., Class A†	875	16
J & J Snack Foods Corp.†	911	46
Lancaster Colony Corp.†	1,188	77
Lifeway Foods, Inc.†*	300	3
Nash Finch Co.	794	21
Pilgrim’s Pride Corp.†*	3,098	20
Ruddick Corp.	3,109	127
Sanderson Farms, Inc.†	1,409	69
Seaboard Corp.†*	20	38
Seneca Foods Corp., Class A†*	639	16
Senomyx, Inc.†*	2,335	8
Smart Balance, Inc.*	3,713	22
Snyders-Lance, Inc.†	3,008	68
Spartan Stores, Inc.	1,484	27
Tootsie Roll Industries, Inc.†	1,510	35
TreeHouse Foods, Inc.*	2,260	130
United Natural Foods, Inc.*	3,078	140
Village Super Market Inc., Class A†	432	13
Weis Markets, Inc.†	715	31
Winn-Dixie Stores, Inc.†*	3,675	35

		1,401

Forest Products & Paper - 0.6%
Boise, Inc.†	5,798	48
Buckeye Technologies, Inc.	2,533	87
Clearwater Paper Corp.*	1,472	50
Deltic Timber Corp.†	688	45
KapStone Paper and Packaging Corp.†*	2,507	50
Neenah Paper, Inc.	898	25
P.H. Glatfelter Co.†	2,727	43
Schweitzer-Mauduit International, Inc.†	1,026	72
Verso Paper Corp.†*	1,013	1
Wausau Paper Corp.†	3,252	30
Xerium Technologies, Inc.†*	704	6

		457

Gas - 1.0%
Chesapeake Utilities Corp.†	602	25
Laclede Group (The), Inc.†	1,427	59
New Jersey Resources Corp.†	2,629	123
Northwest Natural Gas Co.†	1,700	78
Piedmont Natural Gas Co., Inc.†	4,553	147
South Jersey Industries, Inc.	1,906	99
Southwest Gas Corp.†	2,902	124
WGL Holdings, Inc.†	3,247	132

		787

Hand/Machine Tools - 0.1%
Franklin Electric Co., Inc.	1,475	74

Healthcare - Products - 3.4%
Abaxis, Inc.†*	1,433	38
ABIOMED, Inc.†*	2,060	43
Accuray, Inc.†*	4,554	31
Affymetrix, Inc.*	4,642	19
Align Technology, Inc.*	3,900	100
Alphatec Holdings, Inc.†*	3,542	7
AngioDynamics, Inc.*	1,551	20
Arthrocare Corp.*	1,743	46
AtriCure, Inc.*	843	9
Atrion Corp.†	88	18
Bacterin International Holdings, Inc.†*	1,623	5
BG Medicine, Inc.†*	396	3
Biolase Technology, Inc.†*	1,728	5
BioMimetic Therapeutics, Inc.†*	1,036	2
Cantel Medical Corp.	1,230	25
CardioNet, Inc.*	1,466	5
Cardiovascular Systems, Inc.†*	786	7
Cepheid, Inc.†*	4,127	167
Cerus Corp.†*	2,943	11
Chindex International, Inc.†*	706	7
Columbia Laboratories, Inc.†*	4,417	3
Conceptus, Inc.†*	1,936	26
CONMED Corp.*	1,794	54
CryoLife, Inc.†*	1,698	9
Cyberonics, Inc.†*	1,799	67
Cynosure, Inc., Class A*	580	10
Delcath Systems, Inc.†*	3,087	13
DexCom, Inc.†*	4,289	46
Endologix, Inc.*	3,146	42
Exactech, Inc.†*	501	8
Female Health (The) Co.†	1,054	5
Genomic Health, Inc.*	1,112	32

EQUITY PORTFOLIOS    10    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Healthcare - Products - 3.4% continued
Greatbatch, Inc.*	1,525	$38
Haemonetics Corp.*	1,640	110
Hanger Orthopedic Group, Inc.*	2,124	44
Hansen Medical, Inc.†*	2,748	9
HeartWare International, Inc.†*	767	56
ICU Medical, Inc.†*	786	36
Insulet Corp.*	2,938	58
Integra LifeSciences Holdings Corp.†*	1,229	39
Invacare Corp.†	1,836	30
IRIS International, Inc.*	1,112	12
Kensey Nash Corp.†	532	12
Luminex Corp.†*	2,401	54
MAKO Surgical Corp.†*	2,042	80
Masimo Corp.*	3,349	73
Medical Action Industries, Inc.†*	1,008	5
Medtox Scientific, Inc.*	569	9
Merge Healthcare, Inc.†*	3,377	22
Meridian Bioscience, Inc.†	2,624	47
Merit Medical Systems, Inc.*	2,660	33
Natus Medical, Inc.†*	1,770	19
Navidea Biopharmaceuticals, Inc.†*	6,060	18
NuVasive, Inc.*	2,775	44
NxStage Medical, Inc.†*	2,851	57
OraSure Technologies, Inc.*	2,914	29
Orthofix International N.V.*	1,147	45
Palomar Medical Technologies, Inc.†*	1,129	12
PSS World Medical, Inc.†*	3,248	79
Quidel Corp.†*	1,863	26
Rockwell Medical Technologies, Inc.*	985	9
Solta Medical, Inc.†*	3,516	10
SonoSite, Inc.*	896	48
Spectranetics Corp.†*	2,040	16
Staar Surgical Co.*	2,171	23
Stereotaxis, Inc.†*	2,744	2
STERIS Corp.	3,772	118
SurModics, Inc.*	906	13
Symmetry Medical, Inc.*	2,421	18
Synergetics USA, Inc.†*	1,336	8
Tornier N.V.†*	705	17
Unilife Corp.†*	4,377	16
Uroplasty, Inc.†*	1,238	3
Vascular Solutions, Inc.†*	1,025	11
Volcano Corp.†*	3,324	93
West Pharmaceutical Services, Inc.†	2,135	89
Wright Medical Group, Inc.†*	2,506	42
Young Innovations, Inc.†	336	10
Zeltiq Aesthetics, Inc.†*	405	5
Zoll Medical Corp.*	1,399	102

		2,632

Healthcare - Services - 1.6%
Air Methods Corp.†*	720	65
Alliance HealthCare Services, Inc.†*	1,536	2
Almost Family, Inc.†*	479	11
Amedisys, Inc.†*	1,898	24
Amsurg Corp.*	1,984	52
Assisted Living Concepts, Inc., Class A†	1,178	19
Bio-Reference Labs, Inc.†*	1,579	32
Capital Senior Living Corp.†*	1,623	14
Centene Corp.*	3,180	155
Emeritus Corp.†*	1,956	36
Ensign Group (The), Inc.	996	27
Five Star Quality Care, Inc.*	2,694	9
Gentiva Health Services, Inc.†*	1,903	15
HealthSouth Corp.*	6,034	123
Healthways, Inc.†*	2,179	17
IPC The Hospitalist Co., Inc.*	1,049	38
Kindred Healthcare, Inc.*	3,308	34
LHC Group, Inc.†*	1,055	18
Magellan Health Services, Inc.*	1,769	84
Metropolitan Health Networks, Inc.*	2,838	24
Molina Healthcare, Inc.†*	1,792	61
National Healthcare Corp.†	637	29
Neostem, Inc.†*	2,041	1
RadNet, Inc.*	1,797	5
Select Medical Holdings Corp.†*	2,709	23
Skilled Healthcare Group, Inc., Class A*	1,231	8
Sun Healthcare Group, Inc.†*	1,468	7
Sunrise Senior Living, Inc.†*	3,729	29
Triple-S Management Corp., Class B†*	1,166	28
U.S. Physical Therapy, Inc.	736	14
Universal American Corp.	2,138	24
Vanguard Health Systems, Inc.*	1,936	19
WellCare Health Plans, Inc.*	2,711	184

		1,231

Holding Companies - Diversified - 0.1%
Compass Diversified Holdings	2,607	39
Harbinger Group, Inc.†*	471	2

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    11    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Holding Companies - Diversified - 0.1% continued
Horizon Pharma, Inc.†*	632	$2
Primoris Services Corp.	1,650	26

		69

Home Builders - 0.4%
Beazer Homes USA, Inc.†*	4,432	14
Cavco Industries, Inc.†*	424	19
Hovnanian Enterprises, Inc., Class A†*	3,914	11
KB Home†	5,008	57
M/I Homes, Inc.†*	1,077	13
MDC Holdings, Inc.†	2,388	59
Meritage Homes Corp.†*	1,805	47
Ryland Group (The), Inc.†	2,891	52
Skyline Corp.†	408	3
Standard Pacific Corp.†*	6,336	28
Winnebago Industries, Inc.†*	1,859	16

		319

Home Furnishings - 0.5%
American Woodmark Corp.†	659	9
DTS, Inc.*	1,117	31
Ethan Allen Interiors, Inc.†	1,600	40
Furniture Brands International, Inc.†*	2,587	4
Kimball International, Inc., Class B	1,868	12
La-Z-Boy, Inc.†*	3,184	46
Sealy Corp.†*	2,644	5
Select Comfort Corp.*	3,529	104
Skullcandy, Inc.†*	611	9
TiVo, Inc.†*	7,583	85
Universal Electronics, Inc.†*	998	20
VOXX International Corp., Class A†*	1,037	13

		378

Household Products/Wares - 0.5%
A.T. Cross Co., Class A†*	586	6
ACCO Brands Corp.*	3,381	40
American Greetings Corp., Class A†	2,559	38
Blyth, Inc.†	350	22
Central Garden and Pet Co., Class A*	2,619	25
CSS Industries, Inc.	472	9
Ennis, Inc.	1,615	27
Helen of Troy Ltd.*	1,940	63
Prestige Brands Holdings, Inc.†*	3,230	53
Spectrum Brands Holdings, Inc.†*	1,072	31
Summer Infant, Inc.†*	715	4
WD-40 Co.†	985	43

		361

Housewares - 0.0%
Libbey, Inc.†*	1,368	17
Lifetime Brands, Inc.	559	7

		24

Insurance - 2.7%
Alterra Capital Holdings Ltd.†	5,712	131
American Equity Investment Life Holding Co.†	3,804	46
American Safety Insurance Holdings Ltd.*	709	14
AMERISAFE, Inc.†*	1,095	25
Amtrust Financial Services, Inc.†	1,544	42
Argo Group International Holdings Ltd.	1,722	51
Baldwin & Lyons, Inc., Class B	500	10
Citizens, Inc.†*	2,552	27
CNO Financial Group, Inc.†*	14,034	104
Crawford & Co., Class B†	1,598	7
Delphi Financial Group, Inc., Class A	3,043	136
Donegal Group, Inc., Class A	490	7
eHealth, Inc.†*	1,239	19
EMC Insurance Group, Inc.†	242	5
Employers Holdings, Inc.	2,177	38
Enstar Group Ltd.†*	435	42
FBL Financial Group, Inc., Class A	846	29
First American Financial Corp.	6,673	103
Flagstone Reinsurance Holdings S.A.	3,399	27
Fortegra Financial Corp.†*	404	3
Global Indemnity PLC†*	911	17
Greenlight Capital Re Ltd., Class A†*	1,803	42
Hallmark Financial Services, Inc.*	729	5
Harleysville Group, Inc.†	751	42
Hilltop Holdings, Inc.*	2,647	22
Horace Mann Educators Corp.	2,571	45
Independence Holding Co.†	527	5
Infinity Property & Casualty Corp.	800	44
Kansas City Life Insurance Co.†	240	8
Maiden Holdings Ltd.	3,245	28
Meadowbrook Insurance Group, Inc.	3,433	33
MGIC Investment Corp.†*	12,300	55
Montpelier Re Holdings Ltd.†	3,929	68
National Interstate Corp.	470	11
National Western Life Insurance Co., Class A	145	20

EQUITY PORTFOLIOS    12    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Insurance - 2.7% continued
Navigators Group (The), Inc.*	742	$35
OneBeacon Insurance Group Ltd., Class A†	1,475	22
Phoenix (The) Cos., Inc.*	7,882	16
Platinum Underwriters Holdings Ltd.	2,346	83
Presidential Life Corp.†	1,364	15
Primerica, Inc.	1,895	47
ProAssurance Corp.	1,944	171
Radian Group, Inc.†	8,959	34
RLI Corp.†	1,160	81
Safety Insurance Group, Inc.†	815	35
SeaBright Holdings, Inc.	1,263	10
Selective Insurance Group, Inc.	3,425	59
State Auto Financial Corp.	879	12
Stewart Information Services Corp.†	1,100	14
Symetra Financial Corp.	4,309	43
Tower Group, Inc.†	2,341	54
United Fire Group, Inc.	1,332	27
Universal Insurance Holdings, Inc.	1,142	5

		2,074

Internet - 2.4%
1-800-FLOWERS.COM, Inc., Class A†*	1,426	4
AboveNet, Inc.*	1,471	102
Active Network (The), Inc.*	735	12
Ancestry.com, Inc.†*	2,022	46
Angie’s List, Inc.*	600	10
Archipelago Learning, Inc.†*	949	9
Bankrate, Inc.†*	1,458	35
Blue Nile, Inc.†*	747	27
Boingo Wireless, Inc.†*	374	4
BroadSoft, Inc.†*	1,433	52
Cogent Communications Group, Inc.*	2,931	54
comScore, Inc.*	2,030	45
Constant Contact, Inc.†*	1,881	57
DealerTrack Holdings, Inc.*	2,609	73
Dice Holdings, Inc.†*	3,145	28
Digital River, Inc.†*	2,321	41
Earthlink, Inc.†	7,051	53
ePlus, Inc.†*	230	7
eResearchTechnology, Inc.†*	3,339	21
FriendFinder Networks, Inc.†*	456	1
Global Sources Ltd.*	846	4
HealthStream, Inc.†*	1,099	22
ICG Group, Inc.*	2,264	20
InfoSpace, Inc.*	2,610	30
Internap Network Services Corp.*	3,272	24
IntraLinks Holdings, Inc.*	1,926	11
Keynote Systems, Inc.†	873	17
KIT Digital, Inc.†*	2,318	23
Limelight Networks, Inc.*	4,006	15
Lionbridge Technologies, Inc.*	3,854	10
Liquidity Services, Inc.*	1,225	53
LoopNet, Inc.†*	1,006	18
ModusLink Global Solutions, Inc.	2,807	16
Move, Inc.*	2,482	22
Move, Inc. - (Fractional Shares)†*	50,000	—
NIC, Inc.	4,093	49
Nutrisystem, Inc.†	1,775	20
OpenTable, Inc.†*	1,502	73
Openwave Systems, Inc.†*	4,901	12
Orbitz Worldwide, Inc.†*	1,180	4
Overstock.com, Inc.†*	758	5
Perficient, Inc.†*	1,490	18
Quepasa Corp.†*	433	2
QuinStreet, Inc.†*	1,813	19
ReachLocal, Inc.†*	586	5
RealNetworks, Inc.†	1,275	13
Responsys, Inc.†*	540	6
Saba Software, Inc.†*	1,732	20
Safeguard Scientifics, Inc.†*	1,289	22
Sapient Corp.	6,940	87
Shutterfly, Inc.†*	1,900	52
Sourcefire, Inc.†*	1,810	81
SPS Commerce, Inc.†*	518	13
Stamps.com, Inc.†*	662	17
Support.com, Inc.†*	3,067	10
TechTarget, Inc.†*	1,105	8
TeleCommunication Systems, Inc., Class A*	2,819	7
Towerstream Corp.†*	2,764	8
Travelzoo, Inc.†*	337	9
United Online, Inc.	5,721	29
US Auto Parts Network, Inc.*	864	4
ValueClick, Inc.†*	5,017	104
VASCO Data Security International, Inc.†*	1,841	17
VirnetX Holding Corp.†*	2,593	56
Vocus, Inc.†*	1,169	16
Web.com Group, Inc.†*	1,961	26

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    13    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Internet - 2.4% continued
Websense, Inc.*	2,538	$46
XO Group, Inc.*	1,960	18
Zix Corp.*	4,193	12

		1,854

Investment Companies - 0.8%
Apollo Investment Corp.	12,365	87
Arlington Asset Investment Corp., Class A†	403	9
BlackRock Kelso Capital Corp.†	4,631	45
Capital Southwest Corp.	199	19
Fidus Investment Corp.†	426	6
Fifth Street Finance Corp.†	5,217	52
Gladstone Capital Corp.	1,473	13
Gladstone Investment Corp.	1,342	11
Golub Capital BDC, Inc.†	630	9
Harris & Harris Group, Inc.†*	1,939	8
Hercules Technology Growth Capital, Inc.†	2,703	28
Kohlberg Capital Corp.	1,187	8
Main Street Capital Corp.†	1,467	34
MCG Capital Corp.	5,109	25
Medallion Financial Corp.†	893	10
MVC Capital, Inc.†	1,602	20
New Mountain Finance Corp.	446	6
NGP Capital Resources Co.†	1,517	11
PennantPark Investment Corp.	3,480	38
Prospect Capital Corp.†	6,855	74
Solar Capital Ltd.†	2,297	53
THL Credit, Inc.†	515	7
TICC Capital Corp.†	2,161	21
Triangle Capital Corp.†	1,715	33

		627

Iron/Steel - 0.0%
Metals USA Holdings Corp.†*	678	9
Shiloh Industries, Inc.	289	2
Universal Stainless & Alloy†*	443	15

		26

Leisure Time - 0.5%
Ambassadors Group, Inc.†	1,104	6
Arctic Cat, Inc.*	690	25
Black Diamond, Inc.†*	872	7
Brunswick Corp.	5,651	135
Callaway Golf Co.†	4,338	28
Interval Leisure Group, Inc.*	2,604	35
Johnson Outdoors, Inc., Class A†*	270	4
Life Time Fitness, Inc.*	2,680	133
Marine Products Corp.	562	4
Town Sports International Holdings, Inc.*	1,243	13

		390

Lodging - 0.3%
Ameristar Casinos, Inc.†	2,081	41
Boyd Gaming Corp.†*	3,383	27
Gaylord Entertainment Co.*	2,256	67
Marcus Corp.	1,405	17
Monarch Casino & Resort, Inc.†*	512	5
Morgans Hotel Group Co.†*	1,275	7
Orient-Express Hotels Ltd., Class A†*	6,018	59
Red Lion Hotels Corp.†*	984	8

		231

Machinery - Construction & Mining - 0.1%
Astec Industries, Inc.*	1,262	48

Machinery - Diversified - 1.5%
Alamo Group, Inc.†	462	12
Albany International Corp., Class A	1,768	42
Altra Holdings, Inc.*	1,765	34
Applied Industrial Technologies, Inc.	2,686	108
Briggs & Stratton Corp.†	3,185	54
Cascade Corp.	559	30
Chart Industries, Inc.†*	1,871	128
Cognex Corp.†	2,635	112
Columbus McKinnon Corp.*	1,203	20
DXP Enterprises, Inc.*	597	22
Flow International Corp.†*	2,717	11
Global Power Equipment Group, Inc.†*	1,036	25
Gorman-Rupp (The) Co.†	996	29
Hurco Cos., Inc.*	399	10
Intermec, Inc.*	3,641	27
Intevac, Inc.†*	1,363	11
iRobot Corp.†*	1,512	39
Kadant, Inc.*	831	18
Lindsay Corp.	796	52
Middleby Corp.*	1,191	116
NACCO Industries, Inc., Class A†	346	34
Robbins & Myers, Inc.	2,511	123
Sauer-Danfoss, Inc.*	742	40
Tecumseh Products Co., Class A†*	1,090	5
Tennant Co.†	1,212	50

EQUITY PORTFOLIOS    14    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Machinery - Diversified - 1.5% continued
Twin Disc, Inc.†	514	$16

		1,168

Media - 0.7%
AH Belo Corp., Class A†	1,409	7
Belo Corp., Class A†	5,983	43
Cambium Learning Group, Inc.†*	1,085	3
Central European Media Enterprises Ltd., Class A†*	2,365	18
Courier Corp.†	571	6
Crown Media Holdings, Inc., Class A†*	1,460	2
Cumulus Media, Inc., Class A†*	2,305	8
Demand Media, Inc.†*	459	3
Dial Global, Inc.†*	325	1
Digital Domain Media Group, Inc.†*	577	3
Digital Generation, Inc.†*	1,769	18
Dolan (The) Co.*	1,908	17
E.W. Scripps (The) Co., Class A†*	1,892	18
Entercom Communications Corp., Class A†*	1,753	12
Entravision Communications Corp., Class A†	2,817	5
Fisher Communications, Inc.*	546	16
Gray Television, Inc.*	2,971	6
Journal Communications, Inc., Class A†*	2,703	13
Knology, Inc.*	1,959	35
LIN TV Corp., Class A*	1,685	7
Martha Stewart Living Omnimedia, Class A†	1,502	7
McClatchy (The) Co., Class A†*	3,558	9
Meredith Corp.†	2,294	75
New York Times (The) Co., Class A†*	8,721	57
Nexstar Broadcasting Group, Inc., Class A†*	666	6
Outdoor Channel Holdings, Inc.	800	6
Saga Communications, Inc., Class A*	212	8
Scholastic Corp.†	1,682	51
Sinclair Broadcast Group, Inc., Class A	3,250	37
Value Line, Inc.†	100	1
World Wrestling Entertainment, Inc., Class A†	1,676	15

		513

Metal Fabrication/Hardware - 0.8%
A.M. Castle & Co.†*	1,008	11
Ampco-Pittsburgh Corp.	606	13
CIRCOR International, Inc.	1,104	37
Dynamic Materials Corp.†	806	18
Furmanite Corp.*	2,238	16
Haynes International, Inc.	777	49
Kaydon Corp.†	2,064	78
L.B. Foster Co., Class A	575	17
Lawson Products, Inc.†	220	4
Mueller Industries, Inc.	2,413	111
Mueller Water Products, Inc., Class A†	10,387	31
NN, Inc.†*	1,005	9
Northwest Pipe Co.†*	633	15
Olympic Steel, Inc.†	641	15
Omega Flex, Inc.†*	200	3
RBC Bearings, Inc.†*	1,380	63
RTI International Metals, Inc.†*	1,927	43
Sun Hydraulics Corp.†	1,281	42
Worthington Industries, Inc.†	3,657	62

		637

Mining - 1.3%
AMCOL International Corp.†	1,554	46
Century Aluminum Co.†*	3,293	32
Coeur d’Alene Mines Corp.*	5,687	162
General Moly, Inc.†*	4,119	15
Globe Specialty Metals, Inc.	4,024	57
Gold Resource Corp.†	1,801	44
Golden Minerals Co.†*	1,775	15
Golden Star Resources Ltd.†*	16,566	32
Hecla Mining Co.†	17,735	90
Horsehead Holding Corp.†*	2,850	33
Jaguar Mining, Inc.†*	5,207	32
Kaiser Aluminum Corp.†	1,042	50
Materion Corp.†*	1,302	38
McEwen Mining, Inc.†*	6,718	35
Midway Gold Corp.†*	5,621	10
Noranda Aluminium Holding Corp.	1,369	16
Paramount Gold and Silver Corp.†*	7,806	20
Revett Minerals, Inc.*	1,482	7
Stillwater Mining Co.†*	7,295	104
Thompson Creek Metals Co., Inc.†*	9,700	71
United States Lime & Minerals, Inc.†*	170	10
Uranerz Energy Corp.†*	3,875	10
Uranium Energy Corp.†*	4,427	17
Uranium Resources, Inc.†*	5,600	5
Ur-Energy, Inc.†*	6,200	7
USEC, Inc.†*	7,013	9

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    15    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Mining - 1.3% continued
Vista Gold Corp.†*	4,846	$17

		984

Miscellaneous Manufacturing - 2.1%
A.O. Smith Corp.	2,408	109
Actuant Corp., Class A†	4,350	123
American Railcar Industries, Inc.*	576	17
AZZ, Inc.†	808	41
Barnes Group, Inc.†	3,458	96
Blount International, Inc.†*	3,072	53
Ceradyne, Inc.	1,583	49
Chase Corp.†	421	6
CLARCOR, Inc.	3,201	162
Colfax Corp.*	2,879	98
EnPro Industries, Inc.†*	1,314	50
Fabrinet*	1,339	24
Federal Signal Corp.†*	3,874	18
FreightCar America, Inc.†	754	21
GP Strategies Corp.†*	883	14
Handy & Harman Ltd.*	354	4
Hexcel Corp.*	6,230	157
Hillenbrand, Inc.†	3,988	92
John Bean Technologies Corp.	1,872	32
Koppers Holdings, Inc.	1,311	49
LSB Industries, Inc.*	1,166	47
Lydall, Inc.†*	1,202	11
Metabolix, Inc.†*	2,071	6
Movado Group, Inc.	1,046	22
Myers Industries, Inc.	1,829	24
NL Industries, Inc.†	398	6
Park-Ohio Holdings Corp.†*	545	10
PMFG, Inc.†*	1,186	19
Raven Industries, Inc.	1,150	73
Smith & Wesson Holding Corp.*	3,467	18
Standex International Corp.†	771	29
STR Holdings, Inc.†*	1,989	14
Sturm Ruger & Co., Inc.†	1,202	50
Tredegar Corp.	1,557	36
Trimas Corp.*	1,652	40

		1,620

Office Furnishings - 0.4%
Compx International, Inc.†	100	2
Herman Miller, Inc.	3,630	76
HNI Corp.†	2,828	71
Interface, Inc., Class A	3,342	41
Knoll, Inc.	3,033	47
Steelcase, Inc., Class A	5,094	45

		282

Oil & Gas - 3.6%
Abraxas Petroleum Corp.†*	4,977	20
Alon USA Energy, Inc.†	698	7
Apco Oil and Gas International, Inc.†	577	43
Approach Resources, Inc.*	1,623	56
ATP Oil & Gas Corp.†*	2,886	23
Berry Petroleum Co., Class A	3,277	177
Bill Barrett Corp.*	3,000	88
BPZ Resources, Inc.†*	6,766	22
Callon Petroleum Co.†*	2,673	19
CAMAC Energy, Inc.†*	3,726	3
Carrizo Oil & Gas, Inc.†*	2,478	70
Cheniere Energy, Inc.†*	7,970	120
Clayton Williams Energy, Inc.†*	354	31
Comstock Resources, Inc.†*	3,023	48
Contango Oil & Gas Co.†*	775	49
Crimson Exploration, Inc.†*	1,381	4
CVR Energy, Inc.*	5,589	152
Delek US Holdings, Inc.	982	13
Endeavour International Corp.†*	2,443	28
Energy Partners Ltd.†*	1,894	32
Energy XXI Bermuda Ltd.*	4,781	179
Evolution Petroleum Corp.†*	882	8
FX Energy, Inc.*	3,153	20
Gastar Exploration Ltd.†*	3,535	10
GeoResources, Inc.†*	1,298	42
GMX Resources, Inc.†*	3,514	6
Goodrich Petroleum Corp.†*	1,686	27
Gulfport Energy Corp.*	2,839	95
Harvest Natural Resources, Inc.†*	2,238	15
Hercules Offshore, Inc.*	7,607	39
Houston American Energy Corp.†*	1,108	12
Hyperdynamics Corp.†*	9,914	14
Isramco, Inc.*	71	6
Kodiak Oil & Gas Corp.†*	16,229	157
Magnum Hunter Resources Corp.†*	7,249	50
McMoRan Exploration Co.†*	6,247	87
Miller Energy Resources, Inc.†*	1,860	8
Northern Oil and Gas, Inc.†*	4,015	95
Oasis Petroleum, Inc.†*	3,770	121

EQUITY PORTFOLIOS    16    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Oil & Gas - 3.6% continued
Panhandle Oil and Gas, Inc., Class A†	482	$14
Parker Drilling Co.*	7,414	47
Penn Virginia Corp.†	3,003	15
Petroleum Development Corp.†*	1,507	49
Petroquest Energy, Inc.†*	3,443	21
Resolute Energy Corp.†*	2,948	33
Rex Energy Corp.†*	2,246	26
Rosetta Resources, Inc.*	3,371	172
Stone Energy Corp.*	3,124	100
Swift Energy Co.†*	2,693	81
Triangle Petroleum Corp.†*	2,558	18
U.S. Energy Corp.†*	1,584	5
Vaalco Energy, Inc.†*	3,358	27
Vantage Drilling Co.†*	10,856	14
Venoco, Inc.*	2,007	22
Voyager Oil & Gas, Inc.†*	2,829	9
W&T Offshore, Inc.†	2,214	56
Warren Resources, Inc.†*	4,308	17
Western Refining, Inc.†	3,350	61
Zion Oil & Gas, Inc.†*	1,558	4

		2,787

Oil & Gas Services - 1.6%
Basic Energy Services, Inc.†*	1,544	31
C&J Energy Services, Inc.†*	756	15
Cal Dive International, Inc.†*	6,393	19
Dawson Geophysical Co.*	480	18
Dril-Quip, Inc.*	2,190	153
Exterran Holdings, Inc.†*	4,064	59
Flotek Industries, Inc.†*	3,345	37
Geokinetics, Inc.†*	658	1
Global Geophysical Services, Inc.*	1,083	12
Gulf Island Fabrication, Inc.†	886	26
Helix Energy Solutions Group, Inc.†*	6,739	130
Hornbeck Offshore Services, Inc.†*	1,919	78
ION Geophysical Corp.†*	8,346	60
Key Energy Services, Inc.*	7,946	136
Lufkin Industries, Inc.†	1,941	155
Matrix Service Co.*	1,768	23
Mitcham Industries, Inc.*	775	18
Natural Gas Services Group, Inc.†*	861	12
Newpark Resources, Inc.†*	5,751	45
OYO Geospace Corp.*	269	30
Pioneer Drilling Co.*	3,930	39
Targa Resources Corp.	1,056	47
Tesco Corp.*	1,854	28
Tetra Technologies, Inc.*	4,894	44
Thermon Group Holdings, Inc.†*	590	12
Union Drilling, Inc.†*	943	6
Willbros Group, Inc.†*	2,328	10

		1,244

Packaging & Containers - 0.1%
AEP Industries, Inc.*	269	9
Graphic Packaging Holding Co.*	10,144	54

		63

Pharmaceuticals - 3.4%
Achillion Pharmaceuticals, Inc.†*	3,034	32
Acura Pharmaceuticals, Inc.†*	500	2
Akorn, Inc.†*	3,609	45
Alimera Sciences, Inc.†*	715	3
Alkermes PLC†*	6,079	107
Allos Therapeutics, Inc.†*	4,580	7
Amicus Therapeutics, Inc.†*	1,004	6
Ampio Pharmaceuticals, Inc.†*	1,269	5
Anacor Pharmaceuticals, Inc.†*	722	4
Antares Pharma, Inc.†*	6,028	15
Anthera Pharmaceuticals, Inc.†*	1,384	9
Ardea Biosciences, Inc.†*	1,461	31
Array Biopharma, Inc.†*	3,589	10
Auxilium Pharmaceuticals, Inc.*	3,058	60
AVANIR Pharmaceuticals, Inc., Class A†*	8,147	22
AVI BioPharma, Inc.†*	8,454	9
BioScrip, Inc.†*	2,527	16
Biospecifics Technologies Corp.†*	322	6
Cadence Pharmaceuticals, Inc.†*	3,141	12
Clovis Oncology, Inc.†*	680	17
Corcept Therapeutics, Inc.†*	2,561	10
Cornerstone Therapeutics, Inc.†*	605	3
Cytori Therapeutics, Inc.†*	2,924	9
Depomed, Inc.†*	3,614	23
Durect Corp.†*	4,971	4
Dusa Pharmaceuticals, Inc.†*	1,505	7
Dyax Corp.†*	5,747	9
Endocyte, Inc.*	907	3
Furiex Pharmaceuticals, Inc.†*	585	11
Hi-Tech Pharmacal Co., Inc.†*	646	26
Idenix Pharmaceuticals, Inc.†*	4,009	47
Impax Laboratories, Inc.†*	4,152	97

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT     17     EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Pharmaceuticals - 3.4% continued
Infinity Pharmaceuticals, Inc.*	1,196	$10
Ironwood Pharmaceuticals, Inc.†*	3,206	43
Isis Pharmaceuticals, Inc.†*	6,374	58
ISTA Pharmaceuticals, Inc.†*	2,350	19
Jazz Pharmaceuticals PLC†*	1,410	74
Keryx Biopharmaceuticals, Inc.†*	4,698	16
KV Pharmaceutical Co., Class A†*	3,122	4
Lannett Co., Inc.*	1,025	4
MannKind Corp.†*	4,598	11
MAP Pharmaceuticals, Inc.*	1,479	24
Medicis Pharmaceutical Corp., Class A†	3,929	137
Medivation, Inc.*	2,005	131
Nabi Biopharmaceuticals†*	2,501	5
Nature’s Sunshine Products, Inc.*	682	10
Nektar Therapeutics†*	7,366	53
Neogen Corp.†*	1,483	51
Neurocrine Biosciences, Inc.*	3,097	24
Nutraceutical International Corp.*	553	7
Obagi Medical Products, Inc.*	1,190	14
Omega Protein Corp.*	1,184	10
Onyx Pharmaceuticals, Inc.*	4,038	155
Opko Health, Inc.†*	6,984	34
Optimer Pharmaceuticals, Inc.†*	3,035	39
Orexigen Therapeutics, Inc.†*	1,710	7
Osiris Therapeutics, Inc.†*	987	5
Pacira Pharmaceuticals, Inc.†*	304	3
Pain Therapeutics, Inc.†*	2,274	8
Par Pharmaceutical Cos., Inc.*	2,310	86
Pernix Therapeutics Holdings†*	219	2
Pharmacyclics, Inc.†*	2,977	75
PharMerica Corp.†*	1,925	24
Pozen, Inc.*	1,542	7
Progenics Pharmaceuticals, Inc.*	1,780	17
Questcor Pharmaceuticals, Inc.†*	3,383	132
Raptor Pharmaceutical Corp.†*	2,932	20
Rigel Pharmaceuticals, Inc.†*	4,418	44
Sagent Pharmaceuticals, Inc.†*	384	8
Salix Pharmaceuticals Ltd.†*	3,713	183
Santarus, Inc.†*	3,665	17
Savient Pharmaceuticals, Inc.†*	4,418	9
Schiff Nutrition International, Inc.†*	712	8
Sciclone Pharmaceuticals, Inc.*	2,095	10
SIGA Technologies, Inc.†*	2,398	7
Sucampo Pharmaceuticals, Inc., Class A†*	609	4
Synta Pharmaceuticals Corp.†*	1,337	6
Synutra International, Inc.†*	1,004	6
Targacept, Inc.†*	1,791	12
Theravance, Inc.†*	4,396	82
USANA Health Sciences, Inc.†*	421	16
Vanda Pharmaceuticals, Inc.*	1,985	9
Viropharma, Inc.†*	4,488	144
Vivus, Inc.†*	5,591	126
XenoPort, Inc.†*	2,385	10
Zalicus, Inc.†*	4,696	5
Zogenix, Inc.†*	602	1

		2,693

Pipelines - 0.1%
Crosstex Energy, Inc.	2,648	36
SemGroup Corp., Class A†*	2,641	75

		111

Real Estate - 0.2%
A.V. Homes, Inc.*	546	5
Consolidated-Tomoka Land Co.	262	8
Forestar Group, Inc.*	2,304	36
HFF, Inc., Class A*	1,930	28
Kennedy-Wilson Holdings, Inc.	1,762	24
Sovran Self Storage, Inc.†	1,770	84

		185

Real Estate Investment Trusts - 8.5%
A.G. Mortgage Investment Trust, Inc.	399	8
Acadia Realty Trust†	2,738	58
Agree Realty Corp.†	625	15
Alexander’s, Inc.†	130	49
American Assets Trust, Inc.	2,035	44
American Campus Communities, Inc.	4,327	178
American Capital Mortgage Investment Corp.†	507	11
Anworth Mortgage Asset Corp.	8,495	55
Apollo Commercial Real Estate Finance, Inc.†	1,348	20
ARMOUR Residential REIT, Inc.†	8,818	62
Ashford Hospitality Trust, Inc.	3,275	28
Associated Estates Realty Corp.	2,660	40
BioMed Realty Trust, Inc.†	9,607	177
Campus Crest Communities, Inc.†	2,014	21
CapLease, Inc.	4,234	17
Capstead Mortgage Corp.	5,367	71
CBL & Associates Properties, Inc.†	9,424	166

EQUITY PORTFOLIOS     18     NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE(000S)
COMMON STOCKS - 97.3% continued
Real Estate Investment Trusts - 8.5% continued
Cedar Realty Trust, Inc.†	3,505	$17
Chatham Lodging Trust	833	10
Chesapeake Lodging Trust†	2,100	37
Cogdell Spencer, Inc.	2,811	12
Colonial Properties Trust†	5,307	109
Colony Financial, Inc.	2,126	35
Coresite Realty Corp.†	1,225	26
Cousins Properties, Inc.	5,804	43
CreXus Investment Corp.	3,655	41
CubeSmart	7,791	88
CYS Investments, Inc.†	7,075	96
DCT Industrial Trust, Inc.†	15,633	88
DiamondRock Hospitality Co.	10,632	106
DuPont Fabros Technology, Inc.†	3,743	86
Dynex Capital, Inc.	3,426	33
EastGroup Properties, Inc.†	1,731	83
Education Realty Trust, Inc.	5,711	59
Entertainment Properties Trust†	2,963	135
Equity Lifestyle Properties, Inc.	1,961	130
Equity One, Inc.†	3,386	64
Excel Trust, Inc.†	1,917	23
Extra Space Storage, Inc.	5,979	158
FelCor Lodging Trust, Inc.*	7,716	30
First Industrial Realty Trust, Inc.†*	5,518	65
First Potomac Realty Trust	3,191	42
Franklin Street Properties Corp.	4,472	46
Getty Realty Corp.†	1,683	29
Gladstone Commercial Corp.†	740	13
Glimcher Realty Trust	6,800	67
Government Properties Income Trust†	2,252	53
Hatteras Financial Corp.	4,737	135
Healthcare Realty Trust, Inc.†	4,950	102
Hersha Hospitality Trust	8,999	45
Highwoods Properties, Inc.†	4,587	147
Home Properties, Inc.†	3,048	176
Hudson Pacific Properties, Inc.†	1,462	22
Inland Real Estate Corp.†	4,936	43
Invesco Mortgage Capital, Inc.†	7,341	126
Investors Real Estate Trust	5,122	39
iStar Financial, Inc.†*	5,285	37
Kilroy Realty Corp.†	4,327	190
Kite Realty Group Trust†	3,848	19
LaSalle Hotel Properties	5,405	144
Lexington Realty Trust†	7,628	66
LTC Properties, Inc.	1,933	60
Medical Properties Trust, Inc.	8,510	83
MFA Financial, Inc.	22,596	165
Mid-America Apartment Communities, Inc.	2,338	146
Mission West Properties, Inc.	1,140	11
Monmouth Real Estate Investment Corp., Class A†	2,518	24
MPG Office Trust, Inc.†*	3,625	8
National Health Investors, Inc.†	1,556	73
National Retail Properties, Inc.†	6,445	172
Newcastle Investment Corp.†	6,671	36
NorthStar Realty Finance Corp.†	6,374	34
Omega Healthcare Investors, Inc.†	6,457	132
One Liberty Properties, Inc.†	706	12
Parkway Properties, Inc.†	1,368	14
Pebblebrook Hotel Trust	3,254	70
Pennsylvania Real Estate Investment Trust†	3,573	48
PennyMac Mortgage Investment Trust	1,799	32
Post Properties, Inc.	3,355	147
Potlatch Corp.†	2,554	79
PS Business Parks, Inc.	1,184	74
RAIT Financial Trust†	2,471	13
Ramco-Gershenson Properties Trust	2,566	28
Redwood Trust, Inc.†	4,982	58
Resource Capital Corp.†	4,614	27
Retail Opportunity Investments Corp.†	3,045	35
RLJ Lodging Trust†	1,795	31
Sabra Health Care REIT, Inc.	2,345	33
Saul Centers, Inc.	443	17
STAG Industrial, Inc.†	925	11
Starwood Property Trust, Inc.	5,926	117
Strategic Hotels & Resorts, Inc.*	11,128	69
Summit Hotel Properties, Inc.†	1,909	18
Sun Communities, Inc.†	1,672	69
Sunstone Hotel Investors, Inc.*	7,461	67
Tanger Factory Outlet Centers	5,470	160
Terreno Realty Corp.	536	8
Two Harbors Investment Corp.	13,283	137
UMH Properties, Inc.†	822	8
Universal Health Realty Income Trust†	778	29
Urstadt Biddle Properties, Inc., Class A†	1,529	29
Washington Real Estate Investment Trust†	4,195	124
Whitestone REIT†	436	6

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT     19     EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Real Estate Investment Trusts - 8.5% continued
Winthrop Realty Trust†	1,760	$20

		6,669

Retail - 6.7%
Aeropostale, Inc.†*	5,134	92
AFC Enterprises, Inc.†*	1,654	26
America’s Car-Mart, Inc.*	554	25
ANN, Inc.†*	3,315	79
Asbury Automotive Group, Inc.†*	1,870	49
Ascena Retail Group, Inc.*	3,998	154
Barnes & Noble, Inc.†*	1,935	26
Bebe Stores, Inc.†	2,385	21
Benihana, Inc.	804	8
Big 5 Sporting Goods Corp.†	1,229	10
Biglari Holdings, Inc.*	79	32
BJ’s Restaurants, Inc.†*	1,530	76
Bob Evans Farms, Inc.	1,924	71
Body Central Corp.†*	810	23
Bon-Ton Stores (The), Inc.†	672	3
Bravo Brio Restaurant Group, Inc.†*	1,267	24
Brown Shoe Co., Inc.†	2,588	28
Buckle (The), Inc.†	1,717	77
Buffalo Wild Wings, Inc.*	1,166	101
Build-A-Bear Workshop, Inc.*	1,086	6
Cabela’s, Inc.*	2,750	98
Caribou Coffee Co., Inc.†*	767	13
Carrols Restaurant Group, Inc.†*	748	9
Casey’s General Stores, Inc.†	2,396	123
Cash America International, Inc.†	1,871	87
Casual Male Retail Group, Inc.*	2,518	8
Cato (The) Corp., Class A	1,748	47
CEC Entertainment, Inc.	1,262	48
Charming Shoppes, Inc.†*	7,569	43
Cheesecake Factory (The), Inc.†*	3,665	109
Children’s Place Retail Stores (The), Inc.†*	1,662	84
Christopher & Banks Corp.†	2,497	5
Citi Trends, Inc.†*	946	10
Coinstar, Inc.†*	1,984	116
Coldwater Creek, Inc.*	3,594	3
Collective Brands, Inc.†*	3,916	71
Conn’s, Inc.*	847	11
Cost Plus, Inc.*	1,127	15
Cracker Barrel Old Country Store, Inc.†	1,454	81
Denny’s Corp.*	6,544	27
Destination Maternity Corp.†	690	12
DineEquity, Inc.†*	980	52
Domino’s Pizza, Inc.*	3,599	138
Einstein Noah Restaurant Group, Inc.	454	6
Express, Inc.*	3,503	83
Ezcorp, Inc., Class A*	2,986	94
Finish Line (The), Inc., Class A†	3,300	76
First Cash Financial Services, Inc.*	1,994	84
Francesca’s Holdings Corp.*	635	15
Fred’s, Inc., Class A†	2,275	32
Genesco, Inc.*	1,508	103
GNC Holdings, Inc., Class A†*	1,466	47
Gordmans Stores, Inc.*	311	5
Group 1 Automotive, Inc.†	1,425	73
Haverty Furniture Cos., Inc.	1,142	13
hhgregg, Inc.†*	1,107	13
Hibbett Sports, Inc.†*	1,741	85
HOT Topic, Inc.†	2,545	23
HSN, Inc.	2,542	94
Jack in the Box, Inc.*	2,762	66
Jamba, Inc.†*	4,151	9
Jos. A. Bank Clothiers, Inc.†*	1,757	90
Kenneth Cole Productions, Inc., Class A*	471	7
Kirkland’s, Inc.†*	978	16
Krispy Kreme Doughnuts, Inc.†*	3,753	31
Lithia Motors, Inc., Class A†	1,439	34
Liz Claiborne, Inc.†*	6,165	60
Luby’s, Inc.*	1,148	6
Lumber Liquidators Holdings, Inc.†*	1,537	34
MarineMax, Inc.†*	1,380	11
Mattress Firm Holding Corp.†*	361	12
Men’s Wearhouse (The), Inc.	3,276	127
New York & Co., Inc.†*	1,578	4
Nu Skin Enterprises, Inc., Class A†	3,485	201
O’Charleys, Inc.†*	1,036	10
Office Depot, Inc.*	17,651	58
OfficeMax, Inc.†*	5,583	31
P.F. Chang’s China Bistro, Inc.†	1,339	51
Pacific Sunwear of California, Inc.†*	2,969	6
Pantry (The), Inc.*	1,552	19
Papa John’s International, Inc.†*	1,122	42
PC Connection, Inc.†	600	5
Penske Automotive Group, Inc.†	2,829	68
Pep Boys - Manny, Moe & Jack (The)	3,429	52
PetMed Express, Inc.†	1,320	16

EQUITY PORTFOLIOS     20     NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Retail - 6.7% continued
Pier 1 Imports, Inc.†*	6,146	$106
Pricesmart, Inc.	1,132	73
Red Robin Gourmet Burgers, Inc.†*	850	29
Regis Corp.†	3,669	64
Rite Aid Corp.*	37,519	58
Ruby Tuesday, Inc.†*	4,175	32
Rue21, Inc.†*	989	26
Rush Enterprises, Inc., Class A*	2,073	49
Ruth’s Hospitality Group, Inc.†*	2,185	14
Saks, Inc.†*	7,331	85
Shoe Carnival, Inc.†*	555	15
Sonic Automotive, Inc., Class A†	2,622	45
Sonic Corp.†*	3,967	33
Stage Stores, Inc.	1,992	30
Stein Mart, Inc.*	1,623	12
Steinway Musical Instruments, Inc.*	415	10
Susser Holdings Corp.*	652	17
Systemax, Inc.†*	650	13
Talbots, Inc.*	4,407	13
Teavana Holdings, Inc.†*	452	11
Texas Roadhouse, Inc.†	3,986	67
Tuesday Morning Corp.†*	3,049	10
Vera Bradley, Inc.†*	1,269	47
Vitamin Shoppe, Inc.†*	1,580	67
West Marine, Inc.*	1,041	11
Wet Seal (The), Inc., Class A*	5,647	20
Winmark Corp.†	147	9
World Fuel Services Corp.†	4,496	187
Zale Corp.*	1,902	6
Zumiez, Inc.†*	1,375	43

		5,255

Savings & Loans - 0.9%
Astoria Financial Corp.†	5,510	48
Bank Mutual Corp.†	3,330	13
BankFinancial Corp.†	1,356	8
Beneficial Mutual Bancorp, Inc.†*	2,049	19
Berkshire Hills Bancorp, Inc.†	1,298	29
BofI Holding, Inc.†*	557	9
Brookline Bancorp, Inc.	4,430	41
Cape Bancorp, Inc.†*	667	5
Charter Financial Corp.†	510	5
Clifton Savings Bancorp, Inc.†	600	6
Dime Community Bancshares, Inc†	2,026	28
ESB Financial Corp.†	778	10
ESSA Bancorp, Inc.†	702	7
First Defiance Financial Corp.†	562	9
First Financial Holdings, Inc.†	952	9
First Pactrust Bancorp, Inc.	800	9
Flagstar Bancorp, Inc.†*	11,290	8
Flushing Financial Corp.†	2,046	26
Fox Chase Bancorp, Inc.†	904	11
Home Federal Bancorp, Inc.†	1,156	12
Investors Bancorp, Inc.†*	2,937	43
Kearny Financial Corp.†	756	7
Meridian Interstate Bancorp, Inc.*	518	7
Northfield Bancorp, Inc.†	1,032	14
Northwest Bancshares, Inc.†	5,971	75
OceanFirst Financial Corp.	854	12
Oritani Financial Corp.†	2,861	37
Provident Financial Services, Inc.	3,831	53
Provident New York Bancorp†	2,589	22
Rockville Financial, Inc.	1,957	23
Roma Financial Corp.	461	5
Territorial Bancorp, Inc.	733	15
United Financial Bancorp, Inc.†	1,088	17
ViewPoint Financial Group†	2,281	34
Westfield Financial, Inc.†	1,777	14
WSFS Financial Corp.†	437	17

		707

Semiconductors - 3.1%
Aeroflex Holding Corp.†*	1,191	13
Alpha & Omega Semiconductor Ltd.†*	903	9
Amkor Technology, Inc.†*	5,796	37
Amtech Systems, Inc.*	592	5
Anadigics, Inc.†*	4,011	10
Applied Micro Circuits Corp.*	4,161	28
ATMI, Inc.*	2,043	45
Axcelis Technologies, Inc.*	7,526	13
AXT, Inc.†*	1,940	11
Brooks Automation, Inc.†	4,216	50
Cabot Microelectronics Corp.†*	1,496	75
Cavium, Inc.†*	3,081	110
Ceva, Inc.†*	1,467	36
Cirrus Logic, Inc.†*	4,203	99
Cohu, Inc.	1,607	18
Diodes, Inc.†*	2,244	56
DSP Group, Inc.*	1,412	9
eMagin Corp.*	1,080	3

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT     21     EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Semiconductors - 3.1% continued
Emcore Corp.†*	1,332	$6
Emulex Corp.*	5,580	58
Entegris, Inc.*	8,546	77
Entropic Communications, Inc.†*	5,615	35
Exar Corp.†*	2,434	17
Formfactor, Inc.†*	3,349	17
FSI International, Inc.†*	2,296	9
GSI Group, Inc.†*	1,759	20
GSI Technology, Inc.†*	1,170	5
GT Advanced Technologies, Inc.†*	8,008	69
Hittite Microwave Corp.*	1,992	114
Inphi Corp.*	1,490	21
Integrated Device Technology, Inc.*	9,416	65
Integrated Silicon Solution, Inc.*	1,817	19
Intermolecular, Inc.*	463	3
IXYS Corp.†*	1,619	19
Kopin Corp.†*	4,414	16
Kulicke & Soffa Industries, Inc.*	4,579	52
Lattice Semiconductor Corp.*	7,484	49
LTX-Credence Corp.*	3,062	21
MaxLinear, Inc., Class A*	988	6
Micrel, Inc.†	3,104	33
Microsemi Corp.*	5,494	115
Mindspeed Technologies, Inc.†*	2,120	14
MIPS Technologies, Inc.†*	3,512	20
MKS Instruments, Inc.	3,311	99
Monolithic Power Systems, Inc.*	1,858	35
MoSys, Inc.*	2,304	9
Nanometrics, Inc.†*	1,345	24
Omnivision Technologies, Inc.†*	3,689	60
Pericom Semiconductor Corp.*	1,728	13
Photronics, Inc.†*	3,739	26
PLX Technology, Inc.†*	2,809	10
Power Integrations, Inc.†	1,836	69
Rambus, Inc.†*	6,241	44
Richardson Electronics Ltd.†	865	11
Rubicon Technology, Inc.†*	1,043	9
Rudolph Technologies, Inc.†*	1,941	19
Semtech Corp.†*	4,150	119
Sigma Designs, Inc.*	1,962	11
Silicon Image, Inc.*	5,138	27
Standard Microsystems Corp.*	1,489	38
Supertex, Inc.†*	677	13
Tessera Technologies, Inc.*	3,249	55
TriQuint Semiconductor, Inc.†*	10,442	67
Ultra Clean Holdings*	1,323	11
Ultratech, Inc.*	1,603	44
Veeco Instruments, Inc.†*	2,590	70
Volterra Semiconductor Corp.†*	1,554	48

		2,438

Software - 4.3%
Accelrys, Inc.†*	3,407	27
ACI Worldwide, Inc.*	2,126	80
Actuate Corp.†*	2,226	13
Acxiom Corp.*	5,143	72
Advent Software, Inc.*	2,083	54
American Software, Inc., Class A†	1,594	13
Aspen Technology, Inc.*	5,382	111
athenahealth, Inc.†*	2,219	157
Avid Technology, Inc.†*	1,975	21
Blackbaud, Inc.	2,827	89
Bottomline Technologies, Inc.*	2,300	65
Callidus Software, Inc.*	1,832	13
CommVault Systems, Inc.*	2,806	145
Computer Programs & Systems, Inc.	698	42
Concur Technologies, Inc.†*	2,839	167
Convio, Inc.†*	789	12
Cornerstone OnDemand, Inc.*	676	14
CSG Systems International, Inc.*	2,240	36
Deltek, Inc.†*	1,388	15
Digi International, Inc.†*	1,677	19
DynaVox, Inc., Class A†*	511	2
Ebix, Inc.†	1,764	41
Envestnet, Inc.†*	1,292	16
EPIQ Systems, Inc.†	2,069	24
EPocrates, Inc.†*	333	3
Fair Isaac Corp.	2,241	91
FalconStor Software, Inc.†*	1,759	5
Geeknet, Inc.†*	271	4
Glu Mobile, Inc.†*	3,452	13
Guidance Software, Inc.*	873	10
Imperva, Inc.†*	349	13
inContact, Inc.*	2,031	11
InnerWorkings, Inc.†*	1,650	19
Interactive Intelligence Group, Inc.†*	929	26
JDA Software Group, Inc.*	2,687	67
Mantech International Corp., Class A†	1,477	49
MedAssets, Inc.*	3,075	44

EQUITY PORTFOLIOS     22     NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Software - 4.3% continued
Medidata Solutions, Inc.†*	1,370	$27
MicroStrategy, Inc., Class A*	509	69
Mmodal, Inc.*	2,194	23
Monotype Imaging Holdings, Inc.*	2,326	33
NetSuite, Inc.*	1,733	83
Omnicell, Inc.*	2,158	32
OPNET Technologies, Inc.†	932	27
Parametric Technology Corp.*	7,564	202
PDF Solutions, Inc.†*	1,710	14
Pegasystems, Inc.†	1,057	30
Progress Software Corp.*	4,254	99
PROS Holdings, Inc.*	1,304	23
QAD, Inc., Class A†*	455	6
QLIK Technologies, Inc.†*	4,481	136
Quality Systems, Inc.†	2,460	105
Quest Software, Inc.*	3,533	71
RealPage, Inc.†*	1,933	38
Rosetta Stone, Inc.†*	773	7
Schawk, Inc.	710	8
SciQuest, Inc.*	746	11
Seachange International, Inc.*	1,627	11
Smith Micro Software, Inc.†*	1,965	5
SolarWinds, Inc.*	3,630	135
SS&C Technologies Holdings, Inc.*	1,647	34
Synchronoss Technologies, Inc.†*	1,678	56
SYNNEX Corp.†*	1,594	66
Take-Two Interactive Software, Inc.†*	4,670	72
Taleo Corp., Class A*	2,613	120
Tangoe, Inc.†*	650	12
THQ, Inc.†*	4,194	2
Tyler Technologies, Inc.†*	1,778	67
Ultimate Software Group, Inc.†*	1,644	115
Verint Systems, Inc.*	1,350	37

		3,379

Storage/Warehousing - 0.1%
Mobile Mini, Inc.†*	2,343	51
Wesco Aircraft Holdings, Inc.†*	1,332	19

		70

Telecommunications - 2.8%
8x8, Inc.†*	3,762	16
ADTRAN, Inc.†	4,104	145
Alaska Communications Systems Group, Inc.†	2,764	9
Anaren, Inc.†*	945	17
Anixter International, Inc.*	1,839	128
Arris Group, Inc.†*	7,838	89
Aruba Networks, Inc.†*	5,685	123
Atlantic Tele-Network, Inc.	623	24
Aviat Networks, Inc.†*	3,688	10
Black Box Corp.	1,162	31
Calix, Inc.*	2,421	22
Cbeyond, Inc.*	1,719	13
Cincinnati Bell, Inc.†*	12,628	47
Communications Systems, Inc.†	434	6
Comtech Telecommunications Corp.†	1,240	40
Consolidated Communications Holdings, Inc.†	1,691	32
Dialogic, Inc.†*	1,147	1
DigitalGlobe, Inc.*	2,243	35
Extreme Networks, Inc.*	6,175	23
Fairpoint Communications, Inc.†*	1,256	5
Finisar Corp.†*	5,696	116
General Communication, Inc., Class A†*	2,436	26
GeoEye, Inc.*	1,404	28
Globalstar, Inc.†*	8,161	7
Globecomm Systems, Inc.†*	1,509	22
Harmonic, Inc.*	7,340	43
HickoryTech Corp.	940	10
IDT Corp., Class B	937	8
Infinera Corp.†*	6,632	53
InterDigital, Inc.†	2,885	109
Iridium Communications, Inc.*	2,867	22
Ixia†*	2,563	35
KVH Industries, Inc.†*	928	9
Leap Wireless International, Inc.†*	3,868	40
LogMeIn, Inc.†*	1,308	48
Loral Space & Communications, Inc.†*	697	50
Lumos Networks Corp.†	966	12
Meru Networks, Inc.†*	710	3
Motricity, Inc.†*	2,244	3
NeoPhotonics Corp.*	534	3
Netgear, Inc.*	2,318	87
Neutral Tandem, Inc.*	1,942	22
Novatel Wireless, Inc.†*	1,851	6
NTELOS Holdings Corp.†	966	22
NumereX Corp., Class A†*	614	6
Oclaro, Inc.†*	3,086	13
Oplink Communications, Inc.*	1,283	21
Opnext, Inc.*	2,478	3

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT     23     EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Telecommunications - 2.8% continued
ORBCOMM, Inc.†*	2,126	$7
Plantronics, Inc.	2,667	99
Powerwave Technologies, Inc.†*	2,059	3
Preformed Line Products Co.†	153	10
Premiere Global Services, Inc.*	3,380	29
Procera Networks, Inc.†*	955	19
RF Micro Devices, Inc.†*	17,574	84
RigNet, Inc.†*	326	6
Shenandoah Telecommunications Co.†	1,560	16
ShoreTel, Inc.*	3,066	16
Sonus Networks, Inc.†*	13,554	40
SureWest Communications†	838	19
Sycamore Networks, Inc.†*	1,318	24
Symmetricom, Inc.*	2,914	17
TeleNav, Inc.*	984	7
Ubiquiti Networks, Inc.†*	554	15
UniTek Global Services, Inc.†*	689	3
USA Mobility, Inc.†	1,344	18
Viasat, Inc.†*	2,300	106
Vonage Holdings Corp.†*	8,952	21
Westell Technologies, Inc., Class A†*	3,239	7

		2,209

Textiles - 0.1%
G&K Services, Inc., Class A	1,211	41
Unifirst Corp.	903	54

		95

Toys, Games & Hobbies - 0.1%
Jakks Pacific, Inc.†	1,631	26
Leapfrog Enterprises, Inc.*	2,595	18

		44

Transportation - 1.9%
Air Transport Services Group, Inc.†*	3,358	18
Arkansas Best Corp.†	1,647	29
Atlas Air Worldwide Holdings, Inc.*	1,672	71
Baltic Trading Ltd.†	987	5
Bristow Group, Inc.	2,313	109
CAI International, Inc.*	733	15
Celadon Group, Inc.†	1,394	21
Covenant Transport Group, Inc., Class A†*	607	2
DHT Holdings, Inc.†	4,015	4
Eagle Bulk Shipping, Inc.†*	3,608	6
Echo Global Logistics, Inc.†*	669	12
Excel Maritime Carriers Ltd.†*	3,065	5
Forward Air Corp.	1,890	64
Frontline Ltd.†	3,393	18
Genco Shipping & Trading Ltd.†*	1,911	13
Genesee & Wyoming, Inc., Class A*	2,514	149
Golar LNG Ltd.†	2,542	108
Gulfmark Offshore, Inc., Class A*	1,512	76
Heartland Express, Inc.†	3,230	47
HUB Group, Inc., Class A*	2,358	84
International Shipholding Corp.†	301	6
Knight Transportation, Inc.†	3,902	67
Knightsbridge Tankers Ltd.	1,351	20
Marten Transport Ltd.†	964	20
Nordic American Tankers Ltd.†	2,985	42
Old Dominion Freight Line, Inc.*	3,032	132
Overseas Shipholding Group, Inc.†	1,723	15
Pacer International, Inc.†*	2,115	12
Patriot Transportation Holding, Inc.†*	377	9
PHI, Inc. (Non Voting)†*	880	19
Quality Distribution, Inc.†*	913	12
RailAmerica, Inc.†*	1,442	30
Roadrunner Transportation Systems, Inc.†*	549	10
Saia, Inc.†*	961	16
Scorpio Tankers, Inc.†*	2,155	14
Ship Finance International Ltd.†	2,852	39
Swift Transportation Co.*	5,078	60
Teekay Tankers Ltd., Class A†	2,592	11
Ultrapetrol Bahamas Ltd.†*	1,300	4
Universal Truckload Services, Inc.†	338	5
Werner Enterprises, Inc.	2,807	68

		1,467

Trucking & Leasing - 0.2%
AMERCO	551	57
Greenbrier Cos., Inc.†*	1,248	32
TAL International Group, Inc.†	1,396	50
Textainer Group Holdings Ltd.†	679	23

		162

Water - 0.3%
American States Water Co.†	1,200	44
Artesian Resources Corp., Class A†	454	9
California Water Service Group	2,667	51
Connecticut Water Service, Inc.†	577	17
Consolidated Water Co. Ltd.†	851	7

EQUITY PORTFOLIOS    24    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Water - 0.3% continued
Middlesex Water Co.†	1,019	$19
Pico Holdings, Inc.†*	1,459	32
SJW Corp.†	880	21
York Water Co.†	817	14

		214

Total Common Stocks (Cost $66,327)		75,831

INVESTMENT COMPANIES - 52.4%
Northern Institutional Funds - Diversified Assets Portfolio(4) (5)	1,389,659	1,390
Northern Institutional Funds - Liquid Assets Portfolio(4) (6) (7)	39,479,248	39,479

Total Investment Companies (Cost $40,869)		40,869

OTHER - 0.0%
Escrow DLB Oil & Gas(8) *	400	—
Escrow Gerber Scientific, Inc.(8) †*	1,539	—
Escrow Position PetroCorp.(8) *	420	—

Total Other (Cost $ — )		—

RIGHTS - 0.0%
CSF Holdings, Inc.(3) *	2,000	—
Pilgrim’s Pride Corp.†*	3,098	1

Total Rights (Cost $1)		1

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Krispy Kreme Doughnuts, Inc., Exp. 3/2/12, Strike $12.21*	88	$—
Magnum Hunter Resources Corp., Exp. 10/14/13, Strike $10.50†*	724	—

Total Warrants (Cost $ — )		—

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 0.5%
U.S. Treasury Bill,
0.02%, 5/3/12(9)	$395	$395

Total Short-Term Investments (Cost $395)		395

Total Investments - 150.2% (Cost $107,592)		117,096

Liabilities less Other Assets - (50.2)%		(39,116)

NET ASSETS - 100.0%		$77,980

(1)	Cohen & Steers, Inc. is a sub-adviser for the Northern Multi-Manager Global Real Estate Fund.
(2)	Pzena Investment Management, Inc. is a sub-adviser for the Northern Multi-Manager Emerging Markets Equity Fund.
(3)	Security has been deemed worthless by the Northern Trust Global Investments Pricing and Valuation Committee and is a Level 3 investment.
(4)	Investment in affiliated Portfolio.
(5)	At November 30, 2011, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $1,031,000 with net purchases of approximately $359,000 during the three months ended February 29, 2012.
(6)	Investment relates to cash collateral received from portfolio securities loaned.
(7)	At November 30, 2011, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $33,589,000 with net purchases of approximately $5,890,000 during the three months ended February 29, 2012.
(8)	Security listed as escrow is considered to be worthless.
(9)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At February 29, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$111,854

Gross tax appreciation of investments	$15,566
Gross tax depreciation of investments	(10,324)

Net tax appreciation of investments	$5,242

At February 29, 2012, the Small Company Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Russell 2000
Mini	24	$1,944	Long	3/12	$90

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    25    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued	FEBRUARY 29, 2012 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Company Index Portfolio’s investments and other financial instruments, which are carried at fair value, as of February 29, 2012:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$75,831	(1)	$—	$—	$75,831
Investment Companies	40,869		—	—	40,869
Rights	—		1	—	1
Short-Term Investments	—		395	—	395

Total Investments	$116,700		$396	$—	$117,096

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$90		$—	$—	$90

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At February 29, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

EQUITY PORTFOLIOS    26    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP GROWTH PORTFOLIO	FEBRUARY 29, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%
Aerospace/Defense - 2.4%
Boeing (The) Co.	15,260	$1,144
United Technologies Corp.	16,305	1,367

		2,511

Apparel - 3.2%
Coach, Inc.	14,165	1,060
Deckers Outdoor Corp.†*	9,185	687
NIKE, Inc., Class B	14,575	1,573

		3,320

Auto Parts & Equipment - 1.9%
Johnson Controls, Inc.	60,170	1,963

Banks - 0.8%
JPMorgan Chase & Co.	20,190	792

Beverages - 1.7%
PepsiCo, Inc.†	27,575	1,736

Biotechnology - 4.5%
Alexion Pharmaceuticals, Inc.*	16,750	1,403
Biogen Idec, Inc.*	11,749	1,368
Celgene Corp.*	24,755	1,815

		4,586

Chemicals - 3.2%
Air Products & Chemicals, Inc.	10,120	913
E.I. du Pont de Nemours & Co.	22,840	1,161
Monsanto Co.	15,555	1,204

		3,278

Commercial Services - 1.2%
Mastercard, Inc., Class A	2,969	1,247

Computers - 14.0%
Apple, Inc.*	13,530	7,339
Cognizant Technology Solutions Corp., Class A*	26,850	1,905
EMC Corp.†*	68,670	1,902
International Business Machines Corp.	9,955	1,958
Teradata Corp.*	18,430	1,227

		14,331

Cosmetics/Personal Care - 1.1%
Estee Lauder (The) Cos., Inc., Class A	18,805	1,101

Distribution/Wholesale - 0.8%
W.W. Grainger, Inc.	4,000	831

Diversified Financial Services - 2.8%
American Express Co.	32,540	1,721
IntercontinentalExchange, Inc.*	8,600	1,186

		2,907

Electronics - 1.2%
Trimble Navigation Ltd.*	24,120	1,213

Environmental Control - 1.0%
Stericycle, Inc.†*	12,475	1,082

Food - 1.6%
Whole Foods Market, Inc.	20,170	1,628

Healthcare - Products - 3.0%
Covidien PLC	18,700	977
Intuitive Surgical, Inc.†*	4,045	2,070

		3,047

Healthcare - Services - 0.7%
UnitedHealth Group, Inc.	12,965	723

Internet - 8.3%
Amazon.com, Inc.*	10,864	1,952
F5 Networks, Inc.*	10,041	1,255
Google, Inc., Class A*	5,846	3,614
priceline.com, Inc.†*	2,690	1,687

		8,508

Machinery - Diversified - 3.5%
Cummins, Inc.	15,685	1,891
Deere & Co.	19,995	1,658

		3,549

Media - 2.4%
DIRECTV, Class A*	21,350	989
Walt Disney (The) Co.†	35,955	1,510

		2,499

Metal Fabrication/Hardware - 1.3%
Precision Castparts Corp.	7,995	1,339

Mining - 1.2%
BHP Billiton Ltd. ADR†	8,975	689
Freeport-McMoRan Copper & Gold, Inc.	13,205	562

		1,251

Miscellaneous Manufacturing - 1.9%
Danaher Corp.	37,625	1,988

Oil & Gas - 2.8%
Apache Corp.	12,645	1,365
Exxon Mobil Corp.	18,105	1,566

		2,931

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

LARGE CAP GROWTH PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% continued
Oil & Gas Services - 5.2%
Halliburton Co.	13,285	$486
National Oilwell Varco, Inc.	27,560	2,275
Schlumberger Ltd.	33,345	2,588

		5,349

Pharmaceuticals - 2.8%
Abbott Laboratories	23,810	1,348
Allergan, Inc.	8,750	784
Perrigo Co.	7,120	734

		2,866

Real Estate Investment Trusts - 1.1%
American Tower Corp.	18,685	1,169

Retail - 9.2%
Costco Wholesale Corp.	14,868	1,279
Dick’s Sporting Goods, Inc.†	28,735	1,286
Dollar Tree, Inc.*	11,370	1,006
Home Depot (The), Inc.	8,720	415
Lululemon Athletica, Inc.†*	15,785	1,058
McDonald’s Corp.	14,710	1,460
Starbucks Corp.	39,015	1,895
Tiffany & Co.†	15,715	1,022

		9,421

Semiconductors - 3.5%
ARM Holdings PLC ADR	35,425	963
QUALCOMM, Inc.	41,745	2,596

		3,559

Software - 7.1%
Autodesk, Inc.*	21,800	825
Cerner Corp.*	21,025	1,552
Citrix Systems, Inc.*	28,205	2,108
Nuance Communications, Inc.†*	29,100	754
Red Hat, Inc.*	20,190	999
Salesforce.com, Inc.*	7,032	1,007

		7,245

Transportation - 1.6%
Kansas City Southern*	24,040	1,673

Total Common Stocks (Cost $77,915)		99,643

INVESTMENT COMPANIES - 17.5%
Northern Institutional Funds - Diversified Assets Portfolio(1) (2)	3,423,126	3,423
Northern Institutional Funds - Liquid Assets Portfolio(1) (3) (4)	14,501,065	14,501

Total Investment Companies (Cost $17,924)		17,924

Total Investments - 114.5% (Cost $95,839)		117,567

Liabilities less Other Assets - (14.5)%		(14,868)

NET ASSETS - 100.0%		$102,699

(1)	Investment in affiliated Portfolio.
(2)	At November 30, 2011, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $2,438,000 with net purchases of approximately $985,000 during the three months ended February 29, 2012.
(3)	Investment relates to cash collateral received from portfolio securities loaned.
(4)	At November 30, 2011, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $8,127,000 with net purchases of approximately $6,374,000 during the three months ended February 29, 2012.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At February 29, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$96,107

Gross tax appreciation of investments	$21,780
Gross tax depreciation of investments	(320)

Net tax appreciation of investments	$21,460

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Growth Portfolio’s investments, which are carried at fair value, as of February 29, 2012:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$99,643	(1)	$—	$—	$99,643
Investment Companies	17,924		—	—	17,924

Total Investments	$117,567		$—	$—	$117,567

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At February 29, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY PORTFOLIO	FEBRUARY 29, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5%
Agriculture - 2.9%
Philip Morris International, Inc.	877	$73

Apparel - 1.1%
VF Corp.†	194	28

Auto Parts & Equipment - 0.9%
Delphi Automotive PLC*	220	7
Johnson Controls, Inc.†	482	16

		23

Banks - 9.3%
Capital One Financial Corp.†	482	24
Citigroup, Inc.†	1,031	34
JPMorgan Chase & Co.†	1,794	71
U.S. Bancorp	1,635	48
Wells Fargo & Co.	1,901	60

		237

Beverages - 1.2%
Anheuser-Busch InBev N.V. ADR†	475	32

Biotechnology - 1.1%
Celgene Corp.*	378	28

Computers - 9.7%
Apple, Inc.*	253	137
Brocade Communications Systems, Inc.*	1,160	7
EMC Corp.†*	1,927	53
International Business Machines Corp.	129	25
Teradata Corp.†*	401	27

		249

Cosmetics/Personal Care - 1.5%
Procter & Gamble (The) Co.	570	38

Diversified Financial Services - 2.2%
Discover Financial Services†	890	27
IntercontinentalExchange, Inc.*	214	29

		56

Electric - 3.0%
Dominion Resources, Inc.†	658	33
Southern (The) Co.	964	43

		76

Electronics - 2.2%
Honeywell International, Inc.	533	32
TE Connectivity Ltd.†	668	24

		56

Healthcare - Products - 3.8%
Baxter International, Inc.†	617	36
C.R. Bard, Inc.	294	27
Covidien PLC	643	34

		97

Healthcare - Services - 2.1%
Humana, Inc.	200	17
UnitedHealth Group, Inc.†	654	37

		54

Insurance - 1.8%
CNO Financial Group, Inc.†*	5,088	38
MGIC Investment Corp.†*	2,141	9

		47

Internet - 1.7%
F5 Networks, Inc.*	132	16
Google, Inc., Class A*	45	28

		44

Media - 2.7%
Comcast Corp., Class A†	1,230	36
Walt Disney (The) Co.†	805	34

		70

Metal Fabrication/Hardware - 1.1%
Precision Castparts Corp.†	171	29

Mining - 1.6%
BHP Billiton Ltd. ADR†	210	16
Freeport-McMoRan Copper & Gold, Inc.†	559	24

		40

Miscellaneous Manufacturing - 4.8%
Dover Corp.	570	37
General Electric Co.†	4,532	86

		123

Oil & Gas - 9.1%
Apache Corp.†	194	21
Chevron Corp.	604	66
Exxon Mobil Corp.†	990	86
Noble Energy, Inc.†	249	24
Suncor Energy, Inc.	985	35

		232

Oil & Gas Services - 2.9%
National Oilwell Varco, Inc.	316	26

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5% continued
Oil & Gas Services - 2.9% continued
Schlumberger Ltd.	607	$47

		73

Pharmaceuticals - 6.7%
Cardinal Health, Inc.	716	30
Express Scripts, Inc.†*	754	40
Mead Johnson Nutrition Co.†	340	26
Merck & Co., Inc.†	1,016	39
Pfizer, Inc.†	1,680	36

		171

Pipelines - 0.9%
Spectra Energy Corp.	763	24

Retail - 7.5%
CVS Caremark Corp.†	859	39
Darden Restaurants, Inc.†	691	35
Dick’s Sporting Goods, Inc.†	506	23
Nordstrom, Inc.†	417	23
Target Corp.	620	35
TJX Cos., Inc.†	992	36

		191

Semiconductors - 2.9%
QUALCOMM, Inc.	702	44
Xilinx, Inc.†	801	29

		73

Software - 3.5%
Citrix Systems, Inc.*	391	29
Oracle Corp.†	2,075	61

		90

Telecommunications - 4.9%
AT&T, Inc.†	1,453	45
CenturyLink, Inc.†	874	35
Cisco Systems, Inc.†	2,267	45

		125

Transportation - 1.4%
Kansas City Southern*	511	36

Total Common Stocks (Cost $1,989)		2,415

INVESTMENT COMPANIES - 56.1%
Northern Institutional Funds - Diversified Assets Portfolio(1) (2)	50,620	51
Northern Institutional Funds - Liquid Assets Portfolio(1) (3) (4)	1,289,466	1,289
SPDR S&P 500 ETF Trust†	695	95

Total Investment Companies (Cost $1,429)		1,435

Total Investments - 150.6% (Cost $3,418)		3,850

Liabilities less Other Assets - (50.6)%		(1,294)

NET ASSETS - 100.0%		$2,556

(1)	Investment in affiliated Portfolio.
(2)	At November 30, 2011, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $2,754,000 with net sales of approximately $2,703,000 during the three months ended February 29, 2012.
(3)	At November 30, 2011, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $781,000 with net purchases of approximately $508,000 during the three months ended February 29, 2012.
(4)	Investment relates to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At February 29, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$3,424

Gross tax appreciation of investments	$448
Gross tax depreciation of investments	(22)

Net tax appreciation of investments	$426

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

At February 29, 2012, the Large Cap Equity Portfolio had open written call options as follows:

TYPE	NUMBER OF CONTRACTS	UNREALIZED GAINS (LOSSES) (000S)
Celgene Corp.
Exp. Date 3/17/12, Strike Price $77.50	(1)	$—
Delphi Automotive PLC
Exp. Date 3/17/12, Strike Price $30.00	(2)	—
Express Script Inc.
Exp. Date 3/17/12, Strike Price $60.00	(1)	—
Mead Johnson Nutrition
Exp. Date 3/17/12, Strike Price $80.00	(1)	—
Teradata Corp.
Exp. Date 3/17/12, Strike Price $65.00	(1)	—
National Oilwell Varco, Inc.
Exp. Date 4/21/12, Strike Price $95.00	(1)	—

Total Written Option Contracts (Premiums Received $ —)		$—

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Equity Portfolio’s investments and other financial instruments, which are carried at fair value, as of February 29, 2012:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$2,415	(1)	$—	$—	$2,415
Investment Companies	1,435		—	—	1,435

Total Investments	$3,850		$—	$—	$3,850

OTHER FINANCIAL INSTRUMENTS
Liabilities
Options Contracts	$—	*	$—	$—	$—	*

(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At February 29, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO	FEBRUARY 29, 2012 (UNAUDITED)

	NUMBER OFSHARES	VALUE (000S)
COMMON STOCKS - 98.2%
Advertising - 0.2%
Interpublic Group of (The) Cos., Inc.	30,823	$361
Omnicom Group, Inc.	18,580	919

		1,280

Aerospace/Defense - 2.0%
Boeing (The) Co.	49,921	3,742
General Dynamics Corp.	23,840	1,746
Goodrich Corp.	8,370	1,054
L-3 Communications Holdings, Inc.	6,769	475
Lockheed Martin Corp.†	17,777	1,572
Northrop Grumman Corp.	17,477	1,045
Raytheon Co.	23,212	1,173
Rockwell Collins, Inc.†	10,156	602
United Technologies Corp.	60,944	5,111

		16,520

Agriculture - 2.1%
Altria Group, Inc.	138,169	4,159
Archer-Daniels-Midland Co.	44,841	1,399
Lorillard, Inc.	9,108	1,194
Philip Morris International, Inc.	116,744	9,750
Reynolds American, Inc.†	22,700	952

		17,454

Airlines - 0.1%
Southwest Airlines Co.†	52,595	472

Apparel - 0.7%
Coach, Inc.	19,524	1,461
NIKE, Inc., Class B	24,889	2,686
Ralph Lauren Corp.	4,384	762
VF Corp.	5,887	860

		5,769

Auto Manufacturers - 0.5%
Ford Motor Co.	255,238	3,160
PACCAR, Inc.†	24,034	1,106

		4,266

Auto Parts & Equipment - 0.3%
BorgWarner, Inc.†*	7,327	607
Goodyear Tire & Rubber (The) Co.*	16,519	212
Johnson Controls, Inc.†	45,626	1,489

		2,308

Banks - 6.7%
Bank of America Corp.	680,963	5,427
Bank of New York Mellon (The) Corp.†	81,421	1,800
BB&T Corp.	46,937	1,373
Capital One Financial Corp.	37,215	1,883
Citigroup, Inc.	196,437	6,545
Comerica, Inc.	13,354	397
Fifth Third Bancorp	61,669	839
First Horizon National Corp.†	17,538	165
First Horizon National Corp. - (Fractional Shares)*	290,887	—
Goldman Sachs Group (The), Inc.	33,094	3,810
Huntington Bancshares, Inc.	58,647	343
JPMorgan Chase & Co.	255,326	10,019
KeyCorp	63,791	517
M&T Bank Corp.	8,554	698
Morgan Stanley	99,643	1,847
Northern Trust Corp.(1) (2)	15,937	708
PNC Financial Services Group, Inc.	35,330	2,103
Regions Financial Corp.	84,731	488
State Street Corp.	33,044	1,396
SunTrust Banks, Inc.	36,039	828
U.S. Bancorp	128,297	3,772
Wells Fargo & Co.	354,406	11,089
Zions Bancorporation†	12,333	234

		56,281

Beverages - 2.4%
Beam, Inc.	10,460	576
Brown-Forman Corp., Class B	6,776	553
Coca-Cola (The) Co.	152,663	10,665
Coca-Cola Enterprises, Inc.	20,901	604
Constellation Brands, Inc., Class A*	11,693	256
Dr Pepper Snapple Group, Inc.	14,446	550
Molson Coors Brewing Co., Class B	10,612	466
PepsiCo, Inc.	105,052	6,612

		20,282

Biotechnology - 1.2%
Amgen, Inc.	53,300	3,622
Biogen Idec, Inc.*	16,313	1,900
Celgene Corp.†*	29,838	2,188
Gilead Sciences, Inc.*	50,432	2,294
Life Technologies Corp.*	12,084	572

		10,576

Building Materials - 0.0%
Masco Corp.†	24,057	286

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Chemicals - 2.3%
Air Products & Chemicals, Inc.	14,174	$1,279
Airgas, Inc.†	4,543	374
CF Industries Holdings, Inc.	4,427	823
Dow Chemical (The) Co.	79,390	2,660
E.I. du Pont de Nemours & Co.	62,108	3,158
Eastman Chemical Co.	9,356	506
Ecolab, Inc.	20,140	1,208
FMC Corp.	4,744	470
International Flavors & Fragrances, Inc.	5,384	307
Monsanto Co.	35,972	2,784
Mosaic (The) Co.	19,983	1,154
PPG Industries, Inc.	10,341	944
Praxair, Inc.	20,145	2,196
Sherwin-Williams (The) Co.	5,853	604
Sigma-Aldrich Corp.†	8,093	581

		19,048

Coal - 0.2%
Alpha Natural Resources, Inc.*	14,748	274
Consol Energy, Inc.	15,104	541
Peabody Energy Corp.	18,266	637

		1,452

Commercial Services - 1.6%
Apollo Group, Inc., Class A*	7,709	329
Automatic Data Processing, Inc.	32,825	1,783
DeVry, Inc.	4,421	157
Equifax, Inc.†	8,320	350
H&R Block, Inc.	20,055	327
Iron Mountain, Inc.	12,420	386
Mastercard, Inc., Class A	7,200	3,024
Moody’s Corp.	13,327	514
Paychex, Inc.†	21,746	681
Quanta Services, Inc.*	14,142	295
R.R. Donnelley & Sons Co.†	12,875	178
Robert Half International, Inc.	9,419	268
SAIC, Inc.*	18,817	230
Total System Services, Inc.	10,717	234
Visa, Inc., Class A	34,204	3,980
Western Union (The) Co.	41,714	729

		13,465

Computers - 7.8%
Accenture PLC, Class A	43,019	2,561
Apple, Inc.*	62,450	33,876
Cognizant Technology Solutions Corp., Class A*	20,319	1,442
Computer Sciences Corp.	10,515	334
Dell, Inc.*	102,258	1,769
EMC Corp.*	137,136	3,797
Hewlett-Packard Co.	133,519	3,379
International Business Machines Corp.	79,227	15,586
Lexmark International, Inc., Class A	4,845	179
NetApp, Inc.*	24,143	1,038
SanDisk Corp.*	16,138	798
Teradata Corp.*	11,143	742
Western Digital Corp.*	15,900	624

		66,125

Cosmetics/Personal Care - 2.0%
Avon Products, Inc.†	29,346	548
Colgate-Palmolive Co.	32,543	3,032
Estee Lauder (The) Cos., Inc., Class A	14,996	878
Procter & Gamble (The) Co.	184,889	12,484

		16,942

Distribution/Wholesale - 0.3%
Fastenal Co.†	19,830	1,045
Genuine Parts Co.	10,534	660
W.W. Grainger, Inc.	4,098	851

		2,556

Diversified Financial Services - 1.7%
American Express Co.	67,889	3,591
Ameriprise Financial, Inc.	15,103	842
BlackRock, Inc.	6,688	1,331
Charles Schwab (The) Corp.†	72,468	1,006
CME Group, Inc.†	4,436	1,284
Discover Financial Services	36,853	1,106
E*TRADE Financial Corp.*	17,246	166
Federated Investors, Inc., Class B†	5,767	118
Franklin Resources, Inc.	9,763	1,151
IntercontinentalExchange, Inc.*	4,941	682
Invesco Ltd.	30,596	758
Legg Mason, Inc.	8,239	226
NASDAQ OMX Group (The), Inc.*	8,593	226
NYSE Euronext	17,890	532
SLM Corp.	34,177	538
T. Rowe Price Group, Inc.	16,932	1,043

		14,600

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Electric - 3.0%
AES (The) Corp.*	43,380	$588
Ameren Corp.	16,297	523
American Electric Power Co., Inc.	32,436	1,220
CMS Energy Corp.	16,717	358
Consolidated Edison, Inc.	19,742	1,147
Constellation Energy Group, Inc.†	13,548	491
Dominion Resources, Inc.	38,340	1,935
DTE Energy Co.	11,420	616
Duke Energy Corp.	89,799	1,879
Edison International	21,905	917
Entergy Corp.	11,805	787
Exelon Corp.†	44,667	1,745
FirstEnergy Corp.	28,082	1,244
Integrys Energy Group, Inc.†	5,211	271
NextEra Energy, Inc.†	28,351	1,687
Northeast Utilities	11,825	424
NRG Energy, Inc.*	15,362	263
Pepco Holdings, Inc.	15,445	300
PG&E Corp.†	27,129	1,131
Pinnacle West Capital Corp.	7,335	345
PPL Corp.†	38,895	1,110
Progress Energy, Inc.	19,854	1,054
Public Service Enterprise Group, Inc.†	34,025	1,047
SCANA Corp.†	7,771	350
Southern (The) Co.	57,949	2,561
TECO Energy, Inc.†	14,425	259
Wisconsin Energy Corp.†	15,508	528
Xcel Energy, Inc.	32,533	862

		25,642

Electrical Components & Equipment - 0.3%
Emerson Electric Co.	49,413	2,486
Molex, Inc.†	9,273	251

		2,737

Electronics - 1.2%
Agilent Technologies, Inc.*	23,332	1,018
Amphenol Corp., Class A	11,011	616
FLIR Systems, Inc.†	10,240	268
Honeywell International, Inc.	52,020	3,099
Jabil Circuit, Inc.	12,847	332
PerkinElmer, Inc.	7,674	207
TE Connectivity Ltd.	28,636	1,047
Thermo Fisher Scientific, Inc.*	25,389	1,437
Tyco International Ltd.	31,036	1,608
Waters Corp.*	5,989	537

		10,169

Engineering & Construction - 0.1%
Fluor Corp.	11,311	684
Jacobs Engineering Group, Inc.†*	8,844	409

		1,093

Entertainment - 0.0%
International Game Technology	19,696	296

Environmental Control - 0.3%
Republic Services, Inc.	21,176	632
Stericycle, Inc.†*	5,718	496
Waste Management, Inc.†	30,833	1,078

		2,206

Food - 1.9%
Campbell Soup Co.†	12,083	403
ConAgra Foods, Inc.	27,845	731
Dean Foods Co.*	12,459	153
General Mills, Inc.	43,300	1,659
H.J. Heinz Co.†	21,547	1,136
Hershey (The) Co.	10,258	623
Hormel Foods Corp.†	9,104	259
J.M. Smucker (The) Co.	7,597	572
Kellogg Co.	16,647	871
Kraft Foods, Inc., Class A	118,726	4,520
Kroger (The) Co.	39,988	951
McCormick & Co., Inc. (Non Voting)†	9,012	455
Safeway, Inc.†	22,851	490
Sara Lee Corp.	39,695	804
SUPERVALU, Inc.†	13,734	90
Sysco Corp.†	39,638	1,166
Tyson Foods, Inc., Class A†	19,545	369
Whole Foods Market, Inc.	10,725	866

		16,118

Forest Products & Paper - 0.2%
International Paper Co.†	29,295	1,030
MeadWestvaco Corp.	11,545	349

		1,379

Gas - 0.3%
AGL Resources, Inc.	7,714	307
CenterPoint Energy, Inc.	28,369	553
NiSource, Inc.†	19,181	460

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Gas - 0.3% continued
Sempra Energy	16,116	$955

		2,275

Hand/Machine Tools - 0.1%
Snap-on, Inc.†	3,826	234
Stanley Black & Decker, Inc.	11,284	866

		1,100

Healthcare - Products - 1.8%
Baxter International, Inc.	37,840	2,200
Becton, Dickinson and Co.	14,424	1,099
Boston Scientific Corp.*	99,232	617
C.R. Bard, Inc.	5,772	540
CareFusion Corp.*	15,029	388
Covidien PLC†	32,400	1,693
DENTSPLY International, Inc.†	9,505	368
Edwards Lifesciences Corp.†*	7,734	566
Hospira, Inc.†*	11,020	392
Intuitive Surgical, Inc.*	2,592	1,326
Medtronic, Inc.	70,821	2,700
Patterson Cos., Inc.†	6,378	204
St. Jude Medical, Inc.	21,343	899
Stryker Corp.	21,750	1,167
Varian Medical Systems, Inc.*	7,579	494
Zimmer Holdings, Inc.*	12,058	732

		15,385

Healthcare - Services - 1.3%
Aetna, Inc.	24,268	1,135
Cigna Corp.	19,154	845
Coventry Health Care, Inc.*	9,645	315
DaVita, Inc.*	6,252	541
Humana, Inc.	10,967	955
Laboratory Corp. of America Holdings*	6,720	604
Quest Diagnostics, Inc.	10,602	615
Tenet Healthcare Corp.*	30,398	172
UnitedHealth Group, Inc.	71,633	3,994
WellPoint, Inc.	23,293	1,529

		10,705

Holding Companies - Diversified - 0.0%
Leucadia National Corp.	13,499	385

Home Builders - 0.1%
D.R. Horton, Inc.†	18,337	263
Lennar Corp., Class A†	10,891	254
PulteGroup, Inc.*	23,000	203

		720

Home Furnishings - 0.1%
Harman International Industries, Inc.	4,725	232
Whirlpool Corp.	5,113	387

		619

Household Products/Wares - 0.3%
Avery Dennison Corp.†	7,009	214
Clorox (The) Co.	8,791	594
Kimberly-Clark Corp.	26,519	1,933

		2,741

Housewares - 0.0%
Newell Rubbermaid, Inc.	19,105	350

Insurance - 3.5%
ACE Ltd.	22,557	1,618
Aflac, Inc.	31,259	1,477
Allstate (The) Corp.	33,897	1,065
American International Group, Inc.*	29,487	862
American International Group, Inc. - (Fractional Shares)*	70,271	—
Aon Corp.	21,762	1,019
Assurant, Inc.	6,145	261
Berkshire Hathaway, Inc., Class B*	118,200	9,273
Chubb (The) Corp.	18,701	1,271
Cincinnati Financial Corp.†	11,181	393
Genworth Financial, Inc., Class A*	33,444	304
Hartford Financial Services Group, Inc.	30,342	628
Lincoln National Corp.†	20,668	513
Loews Corp.	20,557	805
Marsh & McLennan Cos., Inc.	36,111	1,127
MetLife, Inc.	70,996	2,737
Principal Financial Group, Inc.	20,356	563
Progressive (The) Corp.	41,409	887
Prudential Financial, Inc.	31,646	1,935
Torchmark Corp.†	6,769	328
Travelers (The) Cos., Inc.	27,702	1,606
Unum Group	19,649	453
XL Group PLC	21,321	443

		29,568

Internet - 2.8%
Amazon.com, Inc.*	24,426	4,389
eBay, Inc.*	77,242	2,761
Expedia, Inc.†	6,456	220

EQUITY PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Internet - 2.8% continued
F5 Networks, Inc.*	5,309	$663
Google, Inc., Class A*	17,015	10,520
Netflix, Inc.†*	3,783	419
priceline.com, Inc.†*	3,399	2,131
Symantec Corp.*	49,786	888
TripAdvisor, Inc.†*	6,156	198
VeriSign, Inc.†	10,586	391
Yahoo!, Inc.*	83,189	1,234

		23,814

Iron/Steel - 0.2%
Allegheny Technologies, Inc.	7,321	321
Cliffs Natural Resources, Inc.†	9,643	612
Nucor Corp.	21,171	921
United States Steel Corp.†	9,648	263

		2,117

Leisure Time - 0.2%
Carnival Corp.†	30,483	923
Harley-Davidson, Inc.	15,580	726

		1,649

Lodging - 0.3%
Marriott International, Inc., Class A†	18,124	639
Marriott International, Inc., Class A - (Fractional Shares)*	3,681	—
Starwood Hotels & Resorts Worldwide, Inc.	12,915	696
Wyndham Worldwide Corp.	10,315	454
Wynn Resorts Ltd.	5,354	635

		2,424

Machinery - Construction & Mining - 0.7%
Caterpillar, Inc.	43,414	4,958
Joy Global, Inc.	7,067	615

		5,573

Machinery - Diversified - 0.7%
Cummins, Inc.	12,954	1,562
Deere & Co.	27,776	2,304
Flowserve Corp.	3,712	440
Rockwell Automation, Inc.†	9,545	763
Roper Industries, Inc.	6,462	591
Xylem, Inc.	12,387	322

		5,982

Media - 3.0%
Cablevision Systems Corp., Class A (New York Group)	14,877	212
CBS Corp., Class B (Non Voting)	44,003	1,316
Comcast Corp., Class A	183,106	5,380
DIRECTV, Class A*	47,366	2,194
Discovery Communications, Inc., Class A†*	17,769	829
Gannett Co., Inc.†	15,875	236
McGraw-Hill (The) Cos., Inc.	19,582	911
News Corp., Class A	147,333	2,928
Scripps Networks Interactive, Inc., Class A†	6,576	297
Time Warner Cable, Inc.	21,417	1,699
Time Warner, Inc.	67,195	2,500
Viacom, Inc., Class B	37,046	1,764
Walt Disney (The) Co.	120,723	5,069
Washington Post (The) Co., Class B†	313	123

		25,458

Metal Fabrication/Hardware - 0.2%
Precision Castparts Corp.	9,681	1,621

Mining - 0.7%
Alcoa, Inc.	71,676	729
Freeport-McMoRan Copper & Gold, Inc.	63,633	2,708
Newmont Mining Corp.	33,218	1,973
Titanium Metals Corp.	5,499	81
Vulcan Materials Co.	8,958	399

		5,890

Miscellaneous Manufacturing - 3.2%
3M Co.	47,043	4,121
Cooper Industries PLC	10,637	651
Danaher Corp.†	38,341	2,026
Dover Corp.†	12,447	797
Eaton Corp.	22,424	1,171
General Electric Co.	709,304	13,512
Illinois Tool Works, Inc.	32,542	1,812
Ingersoll-Rand PLC†	20,785	829
Leggett & Platt, Inc.†	9,365	212
Pall Corp.	7,727	490
Parker Hannifin Corp.	10,167	913
Textron, Inc.†	18,827	518

		27,052

Office/Business Equipment - 0.1%
Pitney Bowes, Inc.†	13,256	240
Xerox Corp.	92,915	765

		1,005

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Oil & Gas - 9.5%
Anadarko Petroleum Corp.	33,435	$2,813
Apache Corp.	25,774	2,782
Cabot Oil & Gas Corp.	14,084	491
Chesapeake Energy Corp.†	44,250	1,106
Chevron Corp.	133,831	14,604
ConocoPhillips	89,227	6,830
Denbury Resources, Inc.*	26,843	534
Devon Energy Corp.	27,136	1,989
Diamond Offshore Drilling, Inc.†	4,847	332
EOG Resources, Inc.	18,023	2,052
EQT Corp.	10,143	538
Exxon Mobil Corp.	322,157	27,867
Helmerich & Payne, Inc.†	7,326	449
Hess Corp.	19,918	1,293
Marathon Oil Corp.	47,186	1,599
Marathon Petroleum Corp.	23,895	993
Murphy Oil Corp.	12,967	829
Nabors Industries Ltd.*	19,305	420
Newfield Exploration Co.*	8,934	322
Noble Corp.*	16,997	683
Noble Energy, Inc.	11,788	1,151
Occidental Petroleum Corp.	54,531	5,691
Pioneer Natural Resources Co.	8,240	903
QEP Resources, Inc.†	11,912	407
Range Resources Corp.	10,505	669
Rowan Cos., Inc.*	8,430	311
Southwestern Energy Co.*	23,342	772
Sunoco, Inc.	7,127	275
Tesoro Corp.†*	9,471	251
Valero Energy Corp.	37,716	924
WPX Energy, Inc.*	13,195	240

		80,120

Oil & Gas Services - 1.7%
Baker Hughes, Inc.	29,172	1,467
Cameron International Corp.*	16,381	913
FMC Technologies, Inc.†*	16,039	809
Halliburton Co.	61,803	2,261
National Oilwell Varco, Inc.†	28,416	2,345
Schlumberger Ltd.	90,107	6,993

		14,788

Packaging & Containers - 0.1%
Ball Corp.	10,997	441
Bemis Co., Inc.†	6,905	217
Owens-Illinois, Inc.*	11,047	264
Sealed Air Corp.	12,765	250

		1,172

Pharmaceuticals - 6.5%
Abbott Laboratories	104,721	5,928
Allergan, Inc.	20,518	1,838
AmerisourceBergen Corp.	17,462	652
Bristol-Myers Squibb Co.	113,859	3,663
Cardinal Health, Inc.	23,169	963
Eli Lilly & Co.	68,398	2,684
Express Scripts, Inc.†*	32,664	1,742
Forest Laboratories, Inc.*	17,937	583
Johnson & Johnson	183,505	11,943
McKesson Corp.	16,511	1,379
Mead Johnson Nutrition Co.	13,630	1,060
Medco Health Solutions, Inc.*	26,089	1,763
Merck & Co., Inc.	204,839	7,819
Mylan, Inc.*	28,797	675
Perrigo Co.	6,306	650
Pfizer, Inc.	516,541	10,899
Watson Pharmaceuticals, Inc.*	8,524	497

		54,738

Pipelines - 0.5%
El Paso Corp.	51,808	1,441
ONEOK, Inc.	6,958	575
Spectra Energy Corp.	43,681	1,370
Williams (The) Cos., Inc.	39,585	1,183

		4,569

Real Estate - 0.0%
CBRE Group, Inc., Class A*	21,769	399

Real Estate Investment Trusts - 1.9%
American Tower Corp.	26,371	1,650
Apartment Investment & Management Co., Class A	7,942	197
AvalonBay Communities, Inc.†	6,372	826
Boston Properties, Inc.†	9,919	1,007
Equity Residential	19,849	1,129
HCP, Inc.†	27,314	1,079
Health Care REIT, Inc.	14,053	765
Host Hotels & Resorts, Inc.†	47,611	751
Kimco Realty Corp.†	27,152	499
Plum Creek Timber Co., Inc.†	10,812	424
ProLogis, Inc.	30,946	1,042

EQUITY PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Real Estate Investment Trusts - 1.9% continued
Public Storage	9,580	$1,284
Simon Property Group, Inc.	19,729	2,673
Ventas, Inc.	20,478	1,145
Vornado Realty Trust	12,488	1,021
Weyerhaeuser Co.†	36,511	763

		16,255

Retail - 6.1%
Abercrombie & Fitch Co., Class A†	5,699	261
AutoNation, Inc.†*	3,232	110
AutoZone, Inc.*	1,854	694
Bed Bath & Beyond, Inc.*	16,125	963
Best Buy Co., Inc.†	19,543	483
Big Lots, Inc.†*	4,279	188
CarMax, Inc.*	15,047	462
Chipotle Mexican Grill, Inc.†*	2,120	827
Costco Wholesale Corp.	29,124	2,506
CVS Caremark Corp.	87,442	3,944
Darden Restaurants, Inc.†	8,792	448
Dollar Tree, Inc.*	7,996	708
Family Dollar Stores, Inc.	7,843	424
GameStop Corp., Class A†	9,207	210
Gap (The), Inc.†	23,208	542
Home Depot (The), Inc.	103,568	4,927
J.C. Penney Co., Inc.†	9,857	390
Kohl’s Corp.	16,957	842
Limited Brands, Inc.	16,510	768
Lowe’s Cos., Inc.	84,075	2,386
Macy’s, Inc.	28,210	1,071
McDonald’s Corp.	68,796	6,830
Nordstrom, Inc.	10,895	584
O’Reilly Automotive, Inc.*	8,623	746
Ross Stores, Inc.	15,554	830
Sears Holdings Corp.†*	2,579	180
Staples, Inc.	47,195	692
Starbucks Corp.	50,107	2,433
Target Corp.	45,046	2,554
Tiffany & Co.†	8,523	554
TJX Cos., Inc.	50,724	1,857
Urban Outfitters, Inc.†*	7,721	219
Walgreen Co.	59,741	1,981
Wal-Mart Stores, Inc.	117,441	6,938
Yum! Brands, Inc.	30,886	2,046

		51,598

Savings & Loans - 0.1%
Hudson City Bancorp, Inc.†	36,017	247
People’s United Financial, Inc.	24,218	305

		552

Semiconductors - 3.2%
Advanced Micro Devices, Inc.†*	39,758	292
Altera Corp.	21,436	824
Analog Devices, Inc.	20,096	788
Applied Materials, Inc.	88,016	1,077
Broadcom Corp., Class A*	32,654	1,213
First Solar, Inc.†*	4,099	132
Intel Corp.	342,317	9,202
KLA-Tencor Corp.	11,160	540
Linear Technology Corp.†	15,347	514
LSI Corp.*	37,241	320
Microchip Technology, Inc.†	12,880	465
Micron Technology, Inc.*	65,531	560
Novellus Systems, Inc.*	4,466	208
NVIDIA Corp.*	40,847	619
QUALCOMM, Inc.	112,947	7,023
Teradyne, Inc.†*	12,469	205
Texas Instruments, Inc.	76,794	2,561
Xilinx, Inc.	17,678	653

		27,196

Software - 4.0%
Adobe Systems, Inc.*	32,990	1,085
Akamai Technologies, Inc.*	11,956	430
Autodesk, Inc.*	15,200	575
BMC Software, Inc.*	11,307	423
CA, Inc.	25,258	683
Cerner Corp.*	9,887	730
Citrix Systems, Inc.*	12,484	933
Dun & Bradstreet (The) Corp.	3,196	264
Electronic Arts, Inc.*	22,257	364
Fidelity National Information Services, Inc.	16,344	519
Fiserv, Inc.†*	9,502	630
Intuit, Inc.	19,970	1,155
Microsoft Corp.	503,114	15,969
Oracle Corp.	264,432	7,740
Red Hat, Inc.*	12,881	637
Salesforce.com, Inc.*	9,176	1,314

		33,451

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Telecommunications - 4.0%
AT&T, Inc.	398,259	$12,183
CenturyLink, Inc.†	41,491	1,670
Cisco Systems, Inc.	361,323	7,183
Corning, Inc.	105,391	1,374
Frontier Communications Corp.†	66,589	306
Harris Corp.†	8,067	352
JDS Uniphase Corp.*	14,823	193
Juniper Networks, Inc.*	35,296	803
MetroPCS Communications, Inc.*	19,947	205
Motorola Mobility Holdings, Inc.*	17,732	704
Motorola Solutions, Inc.	19,288	961
Sprint Nextel Corp.*	200,928	496
Verizon Communications, Inc.	190,305	7,253
Windstream Corp.†	39,460	477

		34,160

Textiles - 0.0%
Cintas Corp.	7,459	288

Toys, Games & Hobbies - 0.1%
Hasbro, Inc.†	7,611	269
Mattel, Inc.	22,800	739

		1,008

Transportation - 1.8%
C.H. Robinson Worldwide, Inc.	10,969	726
CSX Corp.	70,486	1,481
Expeditors International of Washington, Inc.	14,133	617
FedEx Corp.	21,329	1,919
Norfolk Southern Corp.	22,591	1,557
Ryder System, Inc.	3,616	192
Union Pacific Corp.	32,518	3,585
United Parcel Service, Inc., Class B	64,895	4,990

		15,067

Total Common Stocks (Cost $722,223)		831,116

INVESTMENT COMPANIES - 8.8%
Northern Institutional Funds - Diversified Assets Portfolio(3) (4)	11,365,989	11,366
Northern Institutional Funds - Liquid Assets Portfolio(3) (5) (6)	62,896,338	62,896

Total Investment Companies (Cost $74,262)		74,262

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 0.2%
U.S. Treasury Bill, 0.02%, 5/3/12(7)	$1,850	$1,850

Total Short-Term Investments (Cost $1,850)		1,850

Total Investments - 107.2% (Cost $798,335)		907,228

Liabilities less Other Assets - (7.2)%		(61,295)

NET ASSETS - 100.0%		$845,933

(1)	At November 30, 2011, the value of the Portfolio’s investment in Northern Trust Corp. was approximately $600,000. There were no purchases or sales during the three months ended February 29, 2012. The net change in unrealized appreciation during the three months ended February 29, 2012, was approximately $108,000.
(2)	Investment in affiliate.
(3)	Investment in affiliated Portfolio.
(4)	At November 30, 2011, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $17,704,000 with net sales of approximately $6,338,000 during the three months ended February 29, 2012.
(5)	At November 30, 2011, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $48,719,000 with net purchases of approximately $14,177,000 during the three months ended February 29, 2012.
(6)	Investment relates to cash collateral received from portfolio securities loaned.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

EQUITY PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

Federal Tax Information:

At February 29, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$820,843

Gross tax appreciation of investments	$145,373
Gross tax depreciation of investments	(58,988)

Net tax appreciation of investments	$86,385

At February 29, 2012, the Equity Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-Mini S&P 500	214	$14,599	Long	3/12	$1,118

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Equity Index Portfolio’s investments and other financial instruments, which are carried at fair value, as of February 29, 2012:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$831,116	(1)	$—	$—	$831,116
Investment Companies	74,262		—	—	74,262
Short-Term Investments	—		1,850	—	1,850

Total Investments	$905,378		$1,850	$—	$907,228

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$1,118		$—	$—	$1,118

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At February 29, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.0%
Auto Receivables - 0.0%
Mercedes-Benz Auto Receivables Trust, Series 2011-1, Class A1, 0.22%, 3/20/12	$420	$420

Total Asset-Backed Securities (Cost $420)		420

CERTIFICATES OF DEPOSIT - 15.5%
Non-U.S. Depository Institutions - 15.5%
Australia and New Zealand Bank, 0.50%, 5/16/12, FRCD	41,850	41,850
0.19%, 6/22/12	31,690	31,690
0.23%, 7/23/12	11,960	11,960
Bank of Montreal, Chicago Branch, 0.18%, 5/1/12	80,935	80,935
Bank of Nova Scotia, Houston, 0.18%, 4/18/12	100,675	100,675
Bank Tokyo-Mitsubishi UFJ Financial Group, Inc., 0.17%, 4/2/12	73,265	73,265
Barclays Bank PLC, New York Branch, 0.18%, 3/15/12	85,475	85,475
0.18%, 3/16/12	35,000	35,000
Canadian Imperial Bank of Commerce, 0.16%, 4/20/12	46,000	46,000
Commonwealth Bank of Australia, 0.18%, 5/8/12	42,605	42,605
Commonwealth Bank of Australia, London, 0.20%, 4/17/12	37,420	37,420
0.19%, 4/27/12	75,000	75,000
0.20%, 5/10/12	73,980	73,980
Den Norske Bank ASA, London, 0.15%, 3/23/12	64,300	64,300
Lloyds TSB Bank PLC, London Branch, 0.20%, 3/21/12	97,200	97,200
National Australia Bank, 0.40%, 8/21/12	42,570	42,570
National Australia Bank, London, 0.19%, 4/23/12	102,095	102,095
0.20%, 5/10/12	103,850	103,850
National Australia Bank, New York, 0.59%, 4/16/12, FRCD	46,695	46,695
Rabobank Nederland N.V., New York Branch, 0.37%, 3/2/12, FRCD	20,000	20,000
0.33%, 3/20/12, FRCD	70,000	70,000
Royal Bank of Canada, New York, 0.59%, 4/9/12, FRCD	39,565	39,565
Skandinaviska Enskildabanken AB, New York, 0.15%, 3/26/12	104,195	104,195
Svenska Handelsbanken, New York, 0.15%, 3/23/12	67,045	67,045
0.15%, 3/27/12	73,940	73,940
Westpac Banking Corp., New York, 0.33%, 3/13/12, FRCD	20,000	20,000
0.33%, 3/30/12, FRCD	50,000	50,000

		1,637,310

Total Certificates of Deposit (Cost $1,637,310)		1,637,310

COMMERCIAL PAPER - 5.6%
Foreign Agency and Regional Governments - 2.0%
Caisse Damortissement De La Dette, 0.54%, 3/5/12	30,000	30,000
0.54%, 5/3/12	25,000	24,999
KFW, 0.26%, 4/16/12	59,395	59,375
0.27%, 4/26/12	39,530	39,513
0.25%, 5/3/12	10,425	10,420
0.26%, 5/3/12	50,585	50,562

		214,869

Multi-Seller Conduits - 1.2%
Kells Funding LLC, 0.47%, 4/20/12	38,365	38,341
0.48%, 4/20/12	20,885	20,871
0.47%, 4/26/12	21,920	21,904
0.54%, 5/9/12	21,930	21,907
0.55%, 5/9/12	21,930	21,907

		124,930

Non-Depository Personal Credit - 0.5%
General Electric Capital Corp., 0.19%, 5/15/12	52,765	52,744

Non-U.S. Depository Institutions - 0.8%
Australia and New Zealand Bank, 0.20%, 5/2/12	31,600	31,589
Commonwealth Bank of Australia, 0.55%, 3/5/12	40,000	40,000

MONEY MARKET PORTFOLIOS    1    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 5.6% continued
Non-U.S. Depository Institutions - 0.8% continued
0.55%, 4/30/12	$15,000	$15,000

		86,589

Pharmaceuticals - 1.0%
Sanofi-Aventis S.A., 0.08%, 3/27/12	55,685	55,681
0.10%, 3/28/12	46,380	46,377

		102,058

Supranational - 0.1%
European Investment Bank, 0.61%, 5/11/12	10,000	9,988

Total Commercial Paper (Cost $591,178)		591,178

CORPORATE NOTES/BONDS - 3.9%
Foreign Agency and Regional Governments - 2.1%
Bank of Nederlandse Gemeenten, 0.64%, 5/25/12, FRN(1) (2)	50,000	50,000
Export Development Canada, 0.42%, 2/5/13(1) (2)	61,075	61,075
0.30%, 2/28/13(1) (2)	10,000	10,000
Network Rail Infrastructure Finance PLC, 0.54%, 3/16/12(2)	16,800	16,800
Network Rail Infrastructure Finance PLC, Government Gtd., 0.60%, 5/8/12, FRN(1) (2)	16,500	16,500
0.52%, 10/12/12(1) (2)	20,000	20,000
Royal Bank of Scotland PLC, Government Gtd., 1.50%, 3/30/12(2)	15,160	15,173
2.63%, 5/11/12(2)	31,035	31,171

		220,719

Non-U.S. Bank - Non-U.S. Government - 0.1%
Lloyds TSB Bank PLC, Government Gtd., 1.58%, 4/2/12, FRN(2)	15,000	15,013

Pharmaceuticals - 0.3%
Sanofi-Aventis S.A., 0.62%, 3/28/12, FRN	29,300	29,300

Supranational - 1.4%
International Bank for Reconstruction & Development, 0.25%, 3/1/12, FRN	100,000	100,000
International Finance Corp., 0.10%, 3/9/12	46,625	46,624

		146,624

Total Corporate Notes/Bonds (Cost $411,656)		411,656

EURODOLLAR TIME DEPOSITS - 19.8%
Non-U.S. Depository Institutions - 16.9%
Bank of Nova Scotia, Toronto Branch, 0.13%, 3/1/12	400,000	400,000
Barclays Bank PLC, London Branch, 0.13%, 3/1/12	395,000	395,000
Den Norske Bank, Grand Cayman Branch, 0.13%, 3/1/12	300,000	300,000
Lloyds TSB Bank PLC, London Branch, 0.12%, 3/1/12	350,000	350,000
Svenska Handelsbanken, Cayman Islands, 0.13%, 3/1/12	340,000	340,000

		1,785,000

U.S. Depository Institutions - 2.9%
Citibank N.A., Bahamas Branch, 0.12%, 3/1/12	300,000	300,000

Total Eurodollar Time Deposits (Cost $2,085,000)		2,085,000

U.S. GOVERNMENT AGENCIES - 10.9%(3)
Federal Farm Credit Bank - 2.0%
FFCB FRN, 0.32%, 3/1/12	15,000	14,998
0.27%, 3/12/12	75,000	75,086
0.19%, 3/20/12	50,000	49,975
0.24%, 3/20/12	12,000	12,008
0.10%, 3/27/12	55,000	54,994

		207,061

Federal Home Loan Bank - 5.6%
FHLB Bonds, 0.35%, 3/13/12	16,667	16,667
0.16%, 8/17/12	40,000	40,005
0.30%, 9/10/12	25,000	25,000
0.33%, 9/11/12	25,000	25,000
0.35%, 10/3/12	5,250	5,250
0.38%, 10/3/12	20,010	20,010
0.35%, 11/13/12	14,000	14,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 10.9%(3) continued
Federal Home Loan Bank - 5.6% continued
0.35%, 11/16/12	$15,000	$15,000
0.30%, 12/7/12	20,000	20,000
0.31%, 12/7/12	25,000	25,000
0.32%, 12/7/12	25,000	25,000
0.30%, 12/11/12	20,000	20,000
0.37%, 12/14/12	11,965	11,965
0.17%, 2/11/13	24,565	24,560
0.25%, 2/28/13	25,000	25,000
0.30%, 3/27/13	25,000	25,000
FHLB Discount Note, 0.06%, 3/28/12	35,000	34,998
FHLB FRN, 0.26%, 3/1/12	30,000	30,000
0.27%, 3/1/12	45,000	45,000
0.28%, 3/1/12	75,000	75,000
0.24%, 3/9/12	50,000	49,999
0.19%, 3/26/12	22,190	22,206

		594,660

Federal Home Loan Mortgage Corporation - 2.2%
FHLMC Discount Notes, 0.09%, 4/30/12	15,000	14,998
0.09%, 9/12/12	40,000	39,980
FHLMC FRN, 0.24%, 3/1/12	15,000	15,005
0.27%, 3/1/12	30,000	29,989
0.21%, 3/2/12	32,620	32,634
0.21%, 3/3/12	50,000	49,981
0.19%, 3/13/12	17,000	17,003
0.21%, 3/21/12	30,000	29,986

		229,576

Federal National Mortgage Association - 1.1%
FNMA Discount Note, 0.06%, 6/25/12	30,000	29,994
FNMA FRN, 0.34%, 3/1/12	15,000	14,995
0.24%, 3/12/12	20,000	19,991
0.28%, 3/18/12	26,870	26,903
0.27%, 3/23/12	940	940
FNMA Note, 1.00%, 4/4/12	21,933	21,952

		114,775

Total U.S. Government Agencies (Cost $1,146,072)		1,146,072

U.S. GOVERNMENT OBLIGATIONS - 14.0%
U.S. Treasury Bills - 4.8%
0.06%, 7/12/12	30,000	29,993
0.08%, 8/2/12	75,000	74,975
0.10%, 8/9/12	150,000	149,933
0.14%, 8/16/12	132,080	131,996
0.09%, 8/23/12	100,000	99,957
0.11%, 12/13/12	20,000	19,983

		506,837

U.S. Treasury Notes - 9.2%
1.38%, 3/15/12	37,785	37,804
1.00%, 4/30/12	25,000	25,029
1.38%, 5/15/12	40,000	40,107
1.88%, 6/15/12	90,500	90,964
0.63%, 6/30/12	60,000	60,110
1.50%, 7/15/12	41,000	41,211
0.63%, 7/31/12	60,000	60,120
4.63%, 7/31/12	198,410	202,105
1.75%, 8/15/12	104,700	105,460
4.13%, 8/31/12	72,500	73,939
1.38%, 9/15/12	60,000	60,411
3.88%, 10/31/12	50,000	51,236
1.38%, 1/15/13	65,000	65,686
0.63%, 2/28/13	57,860	58,117

		972,299

Total U.S. Government Obligations (Cost $1,479,136)		1,479,136

MONEY MARKET PORTFOLIOS    3    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 0.1%
Minnesota - 0.1%
Minnesota State Office of Higher Education Taxable Revenue Variable Rate Demand Bonds, Student, Series 2008-A, (U.S. Bank N.A. LOC), 0.16%, 3/8/12	$12,600	$12,600

Total Municipal Investments (Cost $12,600)		12,600

Investments, at Amortized Cost ($7,363,372)		7,363,372

REPURCHASE AGREEMENTS - 31.1%
Joint Repurchase Agreements - 2.5%(4)
Bank of America Securities LLC, dated 2/29/12, repurchase price $58,824 0.09%, 3/1/12	58,824	58,824
Morgan Stanley & Co., Inc., dated 2/29/12, repurchase price $58,825 0.17%, 3/1/12	58,824	58,824
Societe Generale, New York Branch, dated 2/29/12, repurchase price $58,825 0.16%, 3/1/12	58,824	58,824
UBS Securities LLC, dated 2/29/12, repurchase price $88,237 0.15%, 3/1/12	88,237	88,237

		264,709

Repurchase Agreements - 28.6%(5)
Barclays Capital, Inc., dated 2/29/12, repurchase price $750,004 0.20%, 3/1/12	750,000	750,000
BNP Paribas Securities Corp., dated 2/29/12, repurchase price $200,001 0.16%, 3/1/12	200,000	200,000
Citigroup Global Markets, Inc., dated 2/29/12, repurchase price $84,783 0.19%, 3/1/12	84,783	84,783
Deutsche Bank Securities, dated 2/29/12, repurchase price $75,002 0.17%, 3/7/12	75,000	75,000
Merrill Lynch, dated 1/19/12, repurchase price $150,056 0.20%, 3/26/12	150,000	150,000
Merrill Lynch, dated 2/29/12, repurchase price $550,003 0.19%, 3/1/12	550,000	550,000
RBS Securities LLC, dated 2/29/12, repurchase price $300,001 0.16%, 3/1/12	300,000	300,000
Societe Generale, New York Branch, dated 2/29/12, repurchase price $700,003 0.16%, 3/1/12	700,000	700,000
UBS Securities LLC, dated 2/23/12, repurchase price $50,001 0.12%, 3/1/12	50,000	50,000
UBS Securities LLC, dated 2/29/12, repurchase price $150,001 0.14%, 3/1/12	150,000	150,000

		3,009,783

Total Repurchase Agreements (Cost $3,274,492)		3,274,492

Total Investments - 100.9% (Cost $10,637,864)(6)		10,637,864

Liabilities less Other Assets - (0.9)%		(95,674)

NET ASSETS - 100.0%		$10,542,190

(1)	Restricted security has been deemed illiquid. At February 29, 2012, the value of these restricted illiquid securities amounted to approximately $157,575,000 or 1.5% of net assets. Additional information on these restricted illiquid securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Bank of Nederlandse Gemeenten, 0.64%, 5/25/12	8/18/11	$50,000

Export Development Canada, 0.42%, 2/5/13	1/5/12	61,075

Export Development Canada, 0.30%, 2/28/13	2/21/12	10,000

Network Rail Infrastructure Finance PLC, 0.60%, 5/8/12	2/2/12	16,500

Network Rail Infrastructure Finance PLC, 0.52%, 10/12/12	10/4/11	20,000

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(3)

The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    4    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued	FEBRUARY 29, 2012 (UNAUDITED)

of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$63,162	3.63% - 6.25%	8/15/23 - 5/15/37
U.S. Treasury Notes	$206,312	0.13% - 4.25%	9/30/12 - 5/15/21

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$1,127	2.60%	4/20/15
FHLMC	$462,135	0.50% - 8.25%	12/15/14 - 1/1/37
FNMA	$483,317	0.00% - 5.25%	4/30/12 - 2/1/42
GNMA	$744,927	4.50% - 6.00%	8/20/38 - 7/20/41
TVA	$10,571	4.50% - 6.79%	5/23/12 - 9/15/39
U.S. Treasury Bonds	$487,112	4.38% - 8.13%	8/15/19 - 5/15/41
U.S. Treasury Notes	$889,890	0.25% - 4.25%	9/30/12 - 10/31/17

(6)	The cost for federal income tax purposes was $10,637,864.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Diversified Assets Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of February 29, 2012:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Diversified Assets Portfolio	$—	$10,637,864	(1)(2)	$—	$10,637,864

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by Diversified Assets Portfolio are carried at amortized cost and therefore are classified as Level 2. An investment in Diversified Assets Portfolio itself may be categorized as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At February 29, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificates of Deposit

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

TVA - Tennessee Valley Authority

MONEY MARKET PORTFOLIOS    5    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO ( A )	FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 45.9%(1)
Federal Farm Credit Bank - 3.0%
FFCB Discount Notes, 0.09%, 6/25/12	$11,600	$11,597
0.06%, 7/26/12	23,000	22,994
0.07%, 8/21/12	11,500	11,496
0.17%, 1/9/13	4,100	4,094
0.15%, 1/22/13	12,200	12,183
FFCB FRN, 0.24%, 3/1/12	75,000	74,992
0.25%, 3/15/12	12,300	12,311
0.24%, 3/19/12	15,000	14,999
0.30%, 3/26/12	11,400	11,409

		176,075

Federal Home Loan Bank - 20.3%
FHLB Bonds, 0.25%, 3/7/12	10,655	10,655
1.13%, 3/9/12	20,000	20,004
0.14%, 3/26/12	40,000	39,999
0.10%, 3/30/12	10,000	10,000
0.13%, 3/30/12	25,000	25,000
0.11%, 4/2/12	15,000	15,000
0.30%, 12/7/12	9,000	9,000
0.30%, 12/11/12	14,000	14,000
0.32%, 12/14/12	9,000	9,000
0.17%, 2/6/13	9,300	9,299
0.17%, 2/11/13	7,900	7,898
0.19%, 2/15/13	9,200	9,198
0.25%, 2/28/13	11,200	11,200
0.30%, 3/27/13	8,500	8,500
FHLB Discount Notes, 0.09%, 3/2/12	23,200	23,200
0.11%, 3/2/12	11,600	11,600
0.18%, 3/2/12	12,200	12,200
0.05%, 3/9/12	9,800	9,800
0.05%, 3/13/12	42,300	42,299
0.03%, 3/14/12	17,000	17,000
0.07%, 3/14/12	80,200	80,198
0.19%, 3/14/12	11,200	11,200
0.04%, 3/16/12	15,700	15,699
0.20%, 3/16/12	4,100	4,100
0.03%, 4/4/12	33,000	32,998
0.07%, 4/4/12	34,000	33,998
0.10%, 4/4/12	21,100	21,099
0.03%, 4/9/12	17,200	17,199
0.09%, 4/9/12	10,000	9,999
0.09%, 4/11/12	9,400	9,399
0.03%, 4/13/12	16,500	16,499
0.04%, 4/13/12	17,000	16,999
0.10%, 4/13/12	30,100	30,098
0.05%, 4/16/12	50,000	49,997
0.09%, 4/18/12	50,000	49,994
0.05%, 4/20/12	16,100	16,099
0.06%, 4/20/12	18,300	18,298
0.05%, 4/25/12	7,700	7,699
0.10%, 5/2/12	20,200	20,196
0.10%, 5/4/12	16,800	16,797
0.08%, 7/20/12	8,000	7,997
0.10%, 8/1/12	34,000	33,986
0.12%, 8/3/12	31,700	31,684
0.12%, 12/5/12	20,200	20,181
0.19%, 2/1/13	11,200	11,180
0.18%, 2/4/13	7,900	7,887
FHLB FRN, 0.16%, 3/1/12	20,000	20,000
0.20%, 3/1/12	50,000	49,977
0.21%, 3/1/12	10,000	9,999
0.23%, 3/1/12	27,550	27,550
0.26%, 3/1/12	105,430	105,430
0.28%, 3/1/12	25,000	24,995
0.20%, 3/13/12	25,000	24,996
0.17%, 3/27/12	20,000	19,994

		1,189,273

Federal Home Loan Mortgage Corporation - 8.9%
FHLMC Bond, 1.13%, 7/27/12	15,890	15,951
FHLMC Discount Notes, 0.07%, 4/13/12	25,000	24,998
0.02%, 4/19/12	25,000	24,999
0.10%, 7/9/12	7,900	7,897
0.10%, 7/11/12	20,000	19,993
FHLMC FRN, 0.21%, 3/2/12	40,000	39,989
0.21%, 3/3/12	165,000	164,926
0.21%, 3/4/12	50,000	49,976
0.22%, 3/10/12	75,000	75,004
0.20%, 3/17/12	10,000	9,994
FHLMC Note, 2.13%, 3/23/12	90,000	90,105

		523,832

(A)	Name change effective April 1, 2012. Formerly known as the Government Portfolio.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO ( A ) continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 45.9%(1) continued
Federal National Mortgage Association - 13.7%
FNMA Bond, 1.13%, 7/30/12	$6,347	$6,374
FNMA Discount Notes, 0.04%, 3/1/12	21,600	21,600
0.10%, 3/1/12	62,400	62,400
0.02%, 3/8/12	85,000	85,000
0.08%, 3/14/12	20,000	19,999
0.01%, 3/19/12	25,000	25,000
0.07%, 4/16/12	61,500	61,494
0.09%, 4/18/12	20,000	19,998
0.03%, 4/26/12	19,500	19,499
0.04%, 4/27/12	19,600	19,599
0.09%, 7/11/12	8,200	8,197
0.06%, 7/12/12	19,500	19,496
0.06%, 7/19/12	15,000	14,997
0.08%, 7/25/12	40,000	39,987
0.09%, 7/25/12	40,900	40,886
0.10%, 10/15/12	19,400	19,388
0.10%, 10/16/12	10,000	9,994
0.11%, 11/1/12	12,000	11,991
0.14%, 1/3/13	16,400	16,380
0.14%, 1/4/13	26,700	26,668
FNMA FRN, 0.33%, 3/1/12	26,085	26,105
0.34%, 3/1/12	15,000	15,020
0.24%, 3/12/12	40,000	39,982
0.28%, 3/18/12	85,000	85,033
0.27%, 3/23/12	75,000	75,071
FNMA Note, 6.13%, 3/15/12	15,017	15,050

		805,208

Total U.S. Government Agencies (Cost $2,694,388)		2,694,388

U.S. GOVERNMENT OBLIGATIONS - 19.2%
U.S. Treasury Bills - 4.0%
0.02%, 3/15/12	16,500	16,500
0.18%, 3/22/12	7,900	7,899
0.09%, 4/19/12	40,400	40,395
0.09%, 5/17/12	60,900	60,888
0.05%, 7/5/12	13,700	13,697
0.06%, 7/5/12	14,000	13,997
0.07%, 7/12/12	8,200	8,198
0.10%, 7/26/12	15,000	14,994
0.11%, 8/9/12	25,000	24,988
0.14%, 8/30/12	14,900	14,889
0.08%, 9/20/12	8,000	7,997
0.13%, 1/10/13	11,700	11,687

		236,129

U.S. Treasury Notes - 15.2%
1.38%, 3/15/12	42,815	42,836
1.38%, 4/15/12	25,000	25,040
1.00%, 4/30/12	55,435	55,520
1.38%, 5/15/12	48,365	48,494
0.75%, 5/31/12	17,220	17,248
4.75%, 5/31/12	36,770	37,193
1.88%, 6/15/12	73,465	73,845
0.63%, 6/30/12	16,435	16,463
0.63%, 7/31/12	180,960	181,344
4.63%, 7/31/12	20,000	20,371
1.75%, 8/15/12	131,000	131,985
0.38%, 8/31/12	75,300	75,401
4.13%, 8/31/12	35,305	36,010
1.38%, 10/15/12	10,200	10,280
0.38%, 10/31/12	15,500	15,527
3.88%, 10/31/12	22,200	22,755
0.50%, 11/30/12	6,500	6,519
3.38%, 11/30/12	17,300	17,718
1.38%, 1/15/13	30,200	30,524
0.63%, 1/31/13	12,000	12,053
2.75%, 2/28/13	16,500	16,924

		894,050

Total U.S. Government Obligations (Cost $1,130,179)		1,130,179

Investments, at Amortized Cost ($3,824,567)		3,824,567

REPURCHASE AGREEMENTS - 35.9%
Joint Repurchase Agreements - 4.0%(2)
Bank of America Securities LLC, dated 2/29/12, repurchase price $52,106 0.09%, 3/1/12	52,106	52,106
Morgan Stanley & Co., Inc., dated 2/29/12, repurchase price $52,106 0.17%, 3/1/12	52,106	52,106

(A)	Name change effective April 1, 2012. Formerly known as the Government Portfolio.

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 35.9% continued
Joint Repurchase Agreements – 4.0%(2) continued
Societe Generale, New York Branch, dated 2/29/12, repurchase price $52,106 0.16%, 3/1/12	$52,106	$52,106
UBS Securities LLC, dated 2/29/12, repurchase price $78,159 0.15%, 3/1/12	78,159	78,159

		234,477

Repurchase Agreements - 31.9%(3)
Citigroup Global Markets, Inc., dated 2/29/12, repurchase price $47,788 0.19%, 3/1/12	47,788	47,788
Credit Suisse Securities, dated 2/29/12, repurchase price $200,001 0.15%, 3/1/12	200,000	200,000
Credit Suisse Securities, dated 2/29/12, repurchase price $458,310 0.16%, 3/1/12	458,308	458,308
Deutsche Bank Securities, dated 2/29/12, repurchase price $70,002 0.17%, 3/7/12	70,000	70,000
Goldman Sachs & Co., dated 2/29/12, repurchase price $200,001 0.17%, 3/1/12	200,000	200,000
Merrill Lynch, dated 1/19/12, repurchase price $55,020 0.20%, 3/26/12	55,000	55,000
RBS Securities, Inc., dated 2/13/12, repurchase price $40,015 0.23%, 4/12/12	40,000	40,000
Societe Generale, New York, dated 2/29/12, repurchase price $500,003 0.18%, 3/1/12	500,000	500,000
UBS Securities LLC, dated 2/29/12, repurchase price $300,001 0.14%, 3/1/12	300,000	300,000

		1,871,096

Total Repurchase Agreements (Cost $2,105,573)		2,105,573

Total Investments - 101.0% (Cost $5,930,140)(4)		5,930,140

Liabilities less Other Assets - (1.0)%		(60,163)

NET ASSETS - 100.0%		$5,869,977

(A)	Name change effective April 1, 2012. Formerly known as the Government Portfolio.
(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$55,949	3.63% - 6.25%	8/15/23 - 5/15/37
U.S. Treasury Notes	$182,749	0.13% - 4.25%	9/30/12 - 5/15/21

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$176,576	0.00% - 5.38%	8/8/12 - 6/12/20
FHLMC	$295,478	0.00% - 6.25%	4/24/12 - 8/1/40
FNMA	$381,892	0.00% - 6.00%	7/23/12 - 12/1/41
GNMA	$528,712	4.50%	8/15/40 - 12/20/41
TVA	$22,580	5.88%	4/1/36
U.S. Treasury Bond	$204,002	3.88%	8/15/40
U.S. Treasury Notes	$306,000	2.00% - 2.13%	8/15/21 - 11/15/21

(4)	The cost for federal income tax purposes was $5,930,140.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U. S. GOVERNMENT PORTFOLIO ( A ) continued	FEBRUARY 29, 2012 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of February 29, 2012:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Portfolio	$—	$5,930,140	(1)(2)	$—	$5,930,140

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by U.S. Government Portfolio are carried at amortized cost and therefore are classified as Level 2. An investment in U.S. Government Portfolio itself may be categorized as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At February 29, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

TVA - Tennessee Valley Authority

(A)	Name change effective April 1, 2012. Formerly known as the Government Portfolio.

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO ( A )	FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 60.7%(1)
Federal Farm Credit Bank - 19.1%
FFCB Bonds, 2.25%, 4/24/12	$80,000	$80,236
0.63%, 8/10/12	10,000	10,024
FFCB Discount Notes, 0.01%, 3/1/12	123,100	123,100
0.08%, 3/2/12	21,000	21,000
0.04%, 3/5/12	60,200	60,200
0.07%, 3/6/12	40,000	40,000
0.01%, 3/7/12	80,000	80,000
0.07%, 3/7/12	10,000	10,000
0.01%, 3/8/12	90,000	90,000
0.07%, 3/9/12	102,000	101,998
0.05%, 3/12/12	56,200	56,199
0.07%, 3/20/12	40,800	40,798
0.08%, 3/27/12	20,000	19,999
0.05%, 4/2/12	40,000	39,998
0.08%, 4/4/12	29,100	29,098
0.03%, 4/5/12	90,000	89,997
0.06%, 4/5/12	25,000	24,999
0.07%, 4/6/12	16,300	16,299
0.03%, 4/9/12	20,000	19,999
0.06%, 4/10/12	10,000	9,999
0.08%, 5/1/12	15,000	14,998
0.04%, 5/11/12	25,000	24,998
0.05%, 5/11/12	50,000	49,995
0.04%, 5/14/12	100,000	99,992
0.04%, 5/17/12	25,000	24,998
0.09%, 6/25/12	29,300	29,292
0.06%, 7/9/12	20,000	19,996
0.09%, 8/6/12	18,700	18,693
0.14%, 8/22/12	16,100	16,089
0.07%, 8/28/12	36,000	35,987
0.09%, 9/4/12	15,000	14,993
0.12%, 9/5/12	40,800	40,774
0.08%, 9/18/12	20,000	19,991
0.14%, 10/1/12	15,000	14,988
0.10%, 10/2/12	40,500	40,476
0.10%, 10/10/12	25,000	24,985
0.16%, 11/8/12	18,000	17,980
0.12%, 11/16/12	17,000	16,985
0.15%, 1/3/13	12,300	12,284
0.13%, 1/8/13	20,000	19,977
0.17%, 1/9/13	9,800	9,785
0.14%, 1/11/13	12,000	11,985
0.13%, 1/14/13	16,250	16,231
0.14%, 1/28/13	18,700	18,676
0.18%, 1/31/13	20,200	20,166
FFCB FRN, 0.10%, 3/1/12	25,000	24,999
0.12%, 3/1/12	50,000	49,999
0.14%, 3/1/12	80,000	79,996
0.18%, 3/1/12	140,000	139,995
0.19%, 3/1/12	70,000	69,994
0.20%, 3/1/12	87,960	87,963
0.24%, 3/1/12	115,000	114,976
0.32%, 3/1/12	29,000	28,995
0.28%, 3/7/12	15,200	15,215
0.25%, 3/8/12	90,000	90,000
0.19%, 3/10/12	60,000	59,997
0.23%, 3/11/12	16,000	16,000
0.27%, 3/12/12	50,000	50,032
0.25%, 3/15/12	28,100	28,124
0.29%, 3/15/12	25,000	25,022
0.19%, 3/20/12	145,000	144,929
0.24%, 3/22/12	40,500	40,506
0.08%, 3/25/12	20,000	19,997
0.30%, 3/26/12	40,000	40,032
0.10%, 3/27/12	50,000	49,995
0.18%, 3/31/12	50,000	49,999

		2,826,022

Federal Home Loan Bank - 40.7%
FHLB Bonds, 1.13%, 3/9/12	23,150	23,154
0.14%, 3/26/12	100,000	99,996
0.10%, 3/30/12	60,000	59,999
0.13%, 3/30/12	35,000	34,999
0.11%, 4/2/12	15,000	15,000
1.15%, 4/17/12	100,000	100,141
0.07%, 5/18/12	20,000	19,999
0.27%, 7/6/12	30,000	30,012
0.25%, 7/25/12	41,425	41,440
0.23%, 8/28/12	15,000	15,009
0.19%, 11/21/12	22,000	22,008
0.30%, 12/7/12	18,000	18,000
0.30%, 12/11/12	18,000	18,000
0.32%, 12/14/12	18,000	18,000
0.17%, 2/1/13	20,000	19,996

(A)	Name change effective April 1, 2012. Formerly known as the Government Select Portfolio.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO (A) continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 60.7%(1) continued
Federal Home Loan Bank - 40.7% continued
0.17%, 2/6/13	$45,200	$45,194
0.17%, 2/11/13	18,700	18,696
0.19%, 2/15/13	23,000	22,996
0.25%, 2/28/13	29,100	29,100
0.30%, 3/27/13	19,000	19,000
FHLB Discount Notes, 0.01%, 3/1/12	27,400	27,400
0.05%, 3/1/12	60,700	60,700
0.03%, 3/2/12	30,000	30,000
0.04%, 3/2/12	80,300	80,300
0.09%, 3/2/12	58,700	58,700
0.11%, 3/2/12	29,300	29,300
0.18%, 3/2/12	12,300	12,300
0.05%, 3/6/12	60,000	60,000
0.02%, 3/7/12	160,000	159,999
0.03%, 3/7/12	51,100	51,100
0.09%, 3/7/12	36,600	36,600
0.03%, 3/9/12	117,800	117,798
0.07%, 3/9/12	133,850	133,848
0.08%, 3/9/12	142,600	142,598
0.10%, 3/9/12	50,000	49,999
0.05%, 3/13/12	98,300	98,298
0.02%, 3/14/12	261,000	260,995
0.03%, 3/14/12	208,400	208,396
0.13%, 3/14/12	81,600	81,599
0.19%, 3/14/12	29,100	29,100
0.03%, 3/16/12	87,000	86,998
0.04%, 3/16/12	148,800	148,797
0.05%, 3/16/12	150,000	149,997
0.20%, 3/16/12	9,800	9,800
0.04%, 3/21/12	25,000	24,999
0.03%, 3/23/12	95,900	95,897
0.09%, 3/23/12	20,000	19,999
0.14%, 3/23/12	16,100	16,100
0.19%, 3/28/12	20,200	20,197
0.07%, 4/3/12	50,000	49,997
0.03%, 4/4/12	74,000	73,996
0.07%, 4/4/12	132,500	132,493
0.03%, 4/9/12	160,800	160,793
0.04%, 4/9/12	44,981	44,979
0.07%, 4/9/12	28,810	28,809
0.09%, 4/9/12	30,000	29,999
0.04%, 4/11/12	193,000	192,988
0.08%, 4/11/12	100,000	99,994
0.03%, 4/13/12	38,000	37,997
0.04%, 4/13/12	96,400	96,391
0.10%, 4/13/12	291,700	291,673
0.04%, 4/18/12	25,000	24,996
0.10%, 4/18/12	23,250	23,247
0.13%, 4/18/12	86,500	86,488
0.05%, 4/20/12	106,000	105,992
0.06%, 4/20/12	42,400	42,397
0.05%, 4/25/12	18,600	18,599
0.09%, 4/27/12	50,000	49,993
0.10%, 5/2/12	50,700	50,691
0.10%, 5/4/12	41,750	41,743
0.11%, 5/21/12	40,400	40,390
0.10%, 5/25/12	60,600	60,585
0.11%, 5/25/12	50,000	49,988
0.08%, 7/11/12	20,000	19,994
0.08%, 7/20/12	18,800	18,794
0.11%, 8/1/12	25,000	24,988
0.12%, 8/3/12	29,100	29,086
0.16%, 8/8/12	20,500	20,485
0.18%, 8/15/12	22,900	22,881
0.12%, 12/5/12	20,000	19,981
0.14%, 1/28/13	18,700	18,676
0.19%, 2/1/13	29,100	29,048
0.18%, 2/4/13	19,400	19,367
FHLB FRN, 0.16%, 3/1/12	105,000	104,999
0.20%, 3/1/12	130,000	129,975
0.23%, 3/1/12	60,480	60,480
0.26%, 3/1/12	119,890	119,890
0.28%, 3/1/12	20,000	20,000
0.29%, 3/1/12	36,000	35,996
0.30%, 3/1/12	75,000	75,000
0.20%, 3/13/12	188,000	187,974
0.18%, 3/19/12	39,500	39,477
0.19%, 3/25/12	50,000	50,030
0.19%, 3/26/12	92,000	91,994
0.17%, 3/27/12	65,000	64,980

		6,011,866

Tennessee Valley Authority - 0.9%
Tennessee Valley Authority Bond, 6.79%, 5/23/12	50,186	50,956

(A)	Name change effective April 1, 2012. Formerly known as the Government Select Portfolio.

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 60.7%(1) continued
Tennessee Valley Authority - 0.9% continued
Tennessee Valley Authority Discount Note, 0.04%, 3/1/12	$86,543	$86,543

		137,499

Total U.S. Government Agencies (Cost $8,975,387)		8,975,387

U.S. GOVERNMENT OBLIGATIONS - 26.7%
U.S. Treasury Bills - 14.9%
0.02%, 3/1/12	201,900	201,900
0.03%, 3/1/12	241,600	241,600
0.05%, 3/1/12	163,500	163,500
0.09%, 3/1/12	18,700	18,700
0.13%, 3/1/12	37,400	37,400
0.02%, 3/8/12	160,000	159,999
0.11%, 3/8/12	40,800	40,800
0.01%, 3/15/12	158,000	157,997
0.02%, 3/15/12	38,000	37,999
0.04%, 3/15/12	100,000	99,998
0.08%, 3/15/12	163,200	163,197
0.10%, 3/15/12	81,600	81,598
0.06%, 3/22/12	140,588	140,582
0.18%, 3/22/12	19,400	19,399
0.01%, 4/5/12	52,200	52,199
0.04%, 4/12/12	15,000	14,999
0.09%, 4/19/12	80,600	80,589
0.09%, 5/10/12	41,000	40,993
0.09%, 5/17/12	40,900	40,891
0.10%, 5/17/12	81,700	81,683
0.05%, 7/5/12	30,800	30,794
0.06%, 7/5/12	32,500	32,494
0.10%, 7/26/12	15,000	14,994
0.08%, 8/2/12	37,500	37,488
0.10%, 8/9/12	70,000	69,968
0.08%, 9/20/12	10,000	9,995
0.10%, 9/20/12	25,000	24,987
0.11%, 12/13/12	53,000	52,954
0.13%, 1/10/13	29,100	29,068
0.14%, 2/7/13	25,000	24,966

		2,203,731

U.S. Treasury Notes - 11.8%
1.38%, 3/15/12	97,410	97,459
1.00%, 4/30/12	124,150	124,340
1.38%, 5/15/12	106,550	106,833
0.75%, 5/31/12	73,570	73,690
4.75%, 5/31/12	76,955	77,839
1.88%, 6/15/12	154,275	155,072
0.63%, 7/31/12	246,985	247,511
4.63%, 7/31/12	25,000	25,464
1.75%, 8/15/12	239,000	240,796
0.38%, 8/31/12	161,100	161,317
4.13%, 8/31/12	103,400	105,459
1.38%, 10/15/12	45,900	46,252
0.38%, 10/31/12	37,000	37,066
3.88%, 10/31/12	51,400	52,686
0.50%, 11/30/12	14,700	14,742
3.38%, 11/30/12	41,300	42,298
1.38%, 1/15/13	94,400	95,409
0.63%, 1/31/13	28,200	28,325
0.63%, 2/28/13	20,500	20,591

		1,753,149

Total U.S. Government Obligations (Cost $3,956,880)		3,956,880

Investments, at Amortized Cost ($12,932,267)		12,932,267

REPURCHASE AGREEMENTS - 14.2%
Repurchase Agreements - 14.2%(2)
Barclays Capital, Inc., dated 2/29/12, repurchase price $546,324 0.19%, 3/1/12	546,321	546,321
Credit Suisse Securities, dated 2/29/12, repurchase price $1,557,931 0.16%, 3/1/12	1,557,924	1,557,924

		2,104,245

Total Repurchase Agreements (Cost $2,104,245)		2,104,245

Total Investments - 101.6% (Cost $15,036,512)(3)		15,036,512

Liabilities less Other Assets - (1.6)%		(243,409)

NET ASSETS - 100.0%		$14,793,103

(A)	Name change effective April 1, 2012. Formerly known as the Government Select Portfolio.
(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO ( A ) continued	FEBRUARY 29, 2012 (UNAUDITED)

(2)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
GNMA	$1,604,664	4.00% - 5.00%	3/15/38 - 10/20/41
U.S. Treasury Bond	$195,668	4.38%	2/15/38
U.S. Treasury Note	$361,579	3.13%	5/15/19

(3)	The cost for federal income tax purposes was $15,036,512.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurements date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Select Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of February 29, 2012:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Portfolio	$—	$15,036,512	(1)	$—	$15,036,512

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At February 29, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

(A)	Name change effective April 1, 2012. Formerly known as the Government Select Portfolio.

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO	FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 44.2%
U.S. Treasury Bills - 27.8%
0.03%, 3/1/12	$4,795	$4,795
0.10%, 3/15/12	150,000	149,994
0.06%, 3/22/12	1,000,000	999,964
0.09%, 3/29/12	250,000	249,981
0.01%, 4/5/12	76,605	76,604
0.02%, 4/26/12	100,000	99,997
0.09%, 5/10/12	71,930	71,917
0.09%, 5/24/12	43,306	43,297
0.05%, 7/5/12	14,300	14,297
0.06%, 7/5/12	15,500	15,497
0.08%, 8/2/12	251,995	251,907
0.10%, 8/23/12	69,655	69,622
0.14%, 8/30/12	100,000	99,928
0.09%, 10/18/12	89,645	89,593
0.16%, 2/7/13	10,000	9,985

		2,247,378

U.S. Treasury Notes - 16.4%
1.38%, 3/15/12	47,000	47,024
1.00%, 3/31/12	140,000	140,108
1.00%, 4/30/12	15,000	15,022
1.38%, 5/15/12	159,600	160,027
0.75%, 5/31/12	20,000	20,033
4.75%, 5/31/12	15,760	15,940
1.88%, 6/15/12	100,000	100,517
0.63%, 7/31/12	63,000	63,137
0.38%, 8/31/12	50,000	50,060
4.13%, 8/31/12	66,875	68,210
1.38%, 9/15/12	69,025	69,489
1.38%, 10/15/12	11,000	11,087
3.88%, 10/31/12	203,600	208,633
0.50%, 11/30/12	7,100	7,121
3.38%, 11/30/12	19,200	19,664
1.13%, 12/15/12	25,000	25,190
0.63%, 12/31/12	100,000	100,389
1.38%, 1/15/13	14,000	14,151
0.63%, 1/31/13	56,445	56,696
0.63%, 2/28/13	20,680	20,772
2.75%, 2/28/13	9,000	9,231
1.38%, 3/15/13	102,420	103,666

		1,326,167

Total U.S. Government Obligations (Cost $3,573,545)		3,573,545

Investments, at Amortized Cost ($3,573,545)		3,573,545

REPURCHASE AGREEMENTS - 60.1%
Joint Repurchase Agreements - 1.7%(1)
Bank of America Securities LLC, dated 2/29/12, repurchase price $30,743 0.09%, 3/1/12	30,742	30,742
Morgan Stanley & Co., Inc., dated 2/29/12, repurchase price $30,743 0.17%, 3/1/12	30,743	30,743
Societe Generale, New York Branch, dated 2/29/12, repurchase price $30,743 0.16%, 3/1/12	30,743	30,743
UBS Securities LLC, dated 2/29/12, repurchase price $46,114 0.15%, 3/1/12	46,114	46,114

		138,342

Repurchase Agreements - 58.4%(2)
Barclays Capital, Inc., dated 2/29/12, repurchase price $203,680 0.19%, 3/1/12	203,679	203,679
BNP Paribas Securities Corp., dated 2/29/12, repurchase price $410,002 0.16%, 3/1/12	410,000	410,000
Citigroup Global Markets, Inc., dated 2/29/12, repurchase price $525,002 0.15%, 3/1/12	525,000	525,000
Credit Suisse Securities, dated 2/29/12, repurchase price $780,003 0.15%, 3/1/12	780,000	780,000
Deutsche Bank Securities, dated 2/29/12, repurchase price $135,001 0.17%, 3/1/12	135,000	135,000
Goldman Sachs & Co., dated 2/27/12, repurchase price $300,006 0.11%, 3/5/12	300,000	300,000
HSBC Securities (USA), Inc., dated 2/29/12, repurchase price $120,001 0.15%, 3/1/12	120,000	120,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO continued	FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 60.1% continued
Repurchase Agreements - 58.4%(2) continued
Merrill Lynch, dated 2/29/12, repurchase price $300,011 0.14%, 3/9/12	$300,000	$300,000
Merrill Lynch, dated 2/29/12, repurchase price $725,003 0.15%, 3/1/12	725,000	725,000
RBS Securities, Inc., dated 2/29/12, repurchase price $435,002 0.16%, 3/1/12	435,000	435,000
Societe Generale, New York Branch, dated 2/29/12, repurchase price $780,003 0.16%, 3/1/12	780,000	780,000

		4,713,679

Total Repurchase Agreements (Cost $4,852,021)		4,852,021

Total Investments - 104.3% (Cost $8,425,566)(3)		8,425,566

Liabilities less Other Assets - (4.3)%		(344,486)

NET ASSETS - 100.0%		$8,081,080

(1)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$33,010	3.63% - 6.25%	8/15/23 - 5/15/37
U.S. Treasury Notes	$107,822	0.13% - 4.25%	9/30/12 - 5/15/21

(2)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bills	$160,725	0.00%	5/24/12 - 7/5/12
U.S. Treasury Bonds	$1,271,038	0.00% - 7.63%	11/15/24 - 8/15/41
U.S. Treasury Notes	$3,377,702	0.13% -4.75%	10/15/12 - 2/15/21

(3)	The cost for federal income tax purposes was $8,425,566.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Treasury Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of February 29, 2012:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Treasury Portfolio	$—	$8,425,566	(1)	$—	$8,425,566

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At February 29, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO	FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.1%
Alabama - 1.1%
Hoover Alabama Multifamily Housing Revenue Refunding VRDB, Royal Oaks Apartment Project, (FHLMC Insured), 0.16%, 3/8/12	$5,200	$5,200
Mobile Alabama IDB, Power, 1st Series, 0.12%, 3/1/12	10,000	10,000

		15,200

Alaska - 1.5%
Alaska State Housing Finance Corp. Revenue VRDB, Series C, Capital Project, 0.14%, 3/8/12	10,000	10,000
Valdez Alaska Marine Terminal Revenue Refunding VRDB, Series A, ConocoPhillips, 0.15%, 3/8/12	11,000	11,000

		21,000

Arizona - 0.5%
Arizona Health Facilities Authority Revenue VRDB, Series 2002, Royal Oaks Project, (Bank of America N.A. LOC), 0.14%, 3/8/12	5,020	5,020
Salt River Project Agricultural Improvement & Power District Electric Revenue VRDB, Series A, Citigroup Eagle, 0.16%, 3/8/12(1)	2,300	2,300

		7,320

California - 8.2%
ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series 2009-D, Sharp Healthcare, (Citibank N.A. LOC), 0.14%, 3/8/12	10,000	10,000
California State G.O. VRDB, (Bank of Montreal LOC), 0.08%, 3/1/12	6,200	6,200
(Citibank N.A. LOC), 0.15%, 3/8/12	3,100	3,100
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Series 2009-M, South Shore Apartments, (FHLB of San Francisco LOC), 0.15%, 3/8/12	5,290	5,290
California Statewide Communities Development Authority Revenue Refunding VRDB, Retirement Housing Foundation, (KBC Groep N.V. LOC), 0.10%, 3/8/12	11,500	11,500
California Statewide Communities Development Authority Revenue VRDB, Series 2005, University of San Diego, (BNP Paribas LOC), 0.12%, 3/8/12	5,400	5,400
California Statewide Communities Development Authority Revenue VRDB, Series 2008-D, Rady Children’s Hospital, (Wachovia Bank N.A. LOC), 0.07%, 3/1/12	8,000	8,000
Loma Linda California Hospital Revenue VRDB, Series B-1, Loma Linda University Medical, (Union Bank N.A. LOC), 0.13%, 3/8/12	10,000	10,000
Los Angeles California Department of Water & Power System Revenue VRDB, Subseries A-2, 0.14%, 3/8/12	15,000	15,000
Los Angeles California G.O. TRANS, 2.50%, 4/30/12	4,000	4,014
Los Angeles California Multifamily Housing Revenue VRDB, Masselin Manor, (Bank of America N.A. LOC), 0.28%, 3/8/12	2,500	2,500
Los Angeles County California TRANS, Series B, 2.50%, 3/30/12	10,000	10,017
Metropolitan Water District of Southern California Revenue Refunding VRDB, Series A-2, 0.12%, 3/8/12	2,880	2,880
Sacramento County Sanitation District Finance Authority Revenue Refunding VRDB, Series E, (U.S. Bank N.A. LOC), 0.16%, 3/8/12	5,000	5,000
San Francisco City & County Airports Commission International Airport Revenue Refunding VRDB, Series 37C, (Union Bank N.A. LOC), 0.14%, 3/8/12	9,100	9,100

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.1% continued
California - 8.2% continued
Sonoma Marine Area Rail Transportation District Measure Q Sales Tax Revenue Bonds, Sales and Use Tax, Series A, (U.S. Treasury Credit Agreement), 1.00%, 1/10/13	$10,000	$10,022

		118,023

Colorado - 2.8%
Colorado Educational & Cultural Facilities Authority Revenue VRDB, Bear Creek School Project, (U.S. Bank N.A. LOC), 0.12%, 3/8/12	6,540	6,540
Colorado Educational & Cultural Facilities Authority Revenue VRDB, Series 2008, Foundations Academy Project, (U.S. Bank N.A. LOC), 0.12%, 3/8/12	4,655	4,655
Colorado Health Facilities Authority Revenue VRDB, Series 2006-A, Senior Living Facilities Eaton Terrace, (U.S. Bank N.A. LOC), 0.12%, 3/8/12	4,395	4,395
Colorado Housing & Finance Authority Revenue VRDB, SFM, Series 1-A3, 0.15%, 3/8/12	2,200	2,200
Colorado State Education Loan Program TRANS, Series A, 2.00%, 6/29/12	14,000	14,087
Denver Colorado Urban Renewal Authority Tax Increment Revenue VRDB, Stapleton, Series A-2, (U.S. Bank N.A. LOC), 0.17%, 3/8/12	8,700	8,700

		40,577

Connecticut - 0.1%
Connecticut State Health & Educational Facilities Authority Revenue VRDB, Series 2008-A, Pierce Memorial Baptist Home, (Bank of America N.A. LOC), 0.12%, 3/8/12	1,995	1,995

District of Columbia - 1.0%
District of Columbia Revenue VRDB, American Legacy Foundation, 0.15%, 3/8/12	6,000	6,000
District of Columbia Revenue VRDB, Henry J. Kaiser Foundation, 0.21%, 3/8/12	1,200	1,200
Eagle Tax-Exempt Trust Revenue VRDB, Series 985203, (Assured Guaranty Municipal Corp. Insured), 0.16%, 3/8/12(1)	7,000	7,000

		14,200

Florida - 3.9%
Alachua County Florida Health Facilities Authority Continuing Care Revenue VRDB, Oak Hammock University Florida Project, Series A, (Bank of Scotland PLC LOC), 0.12%, 3/1/12	3,355	3,355
Alachua County Florida Health Facilities Authority Revenue Refunding VRDB, Oak Hammock University, (Bank of Scotland PLC LOC), 0.12%, 3/1/12	17,015	17,015
Capital Trust Agency Florida Housing Revenue VRDB, Series 2008-A, Atlantic Housing Foundation, (FNMA LOC), 0.16%, 3/8/12	1,000	1,000
Collier County Florida Health Facilities Authority Revenue VRDB, Moorings, Inc. Project, (JPMorgan Chase Bank N.A. LOC), 0.14%, 3/8/12	8,500	8,500
Jacksonville Economic Development Commission Health Care Facilities Revenue Refunding VRDB, Methodist, (TD Banknorth Inc. LOC), 0.10%, 3/1/12	7,640	7,640
JEA Electric System Revenue VRDB, Series A, (Bank of Montreal LOC), 0.14%, 3/8/12	14,315	14,315
Orange County Florida Health Facilities Authority Revenue VRDB, Series 2008-E, Hospital Orlando Regional, (Branch Banking and Trust Co. LOC), 0.13%, 3/8/12	4,500	4,500

		56,325

Georgia - 3.6%
Fulton County Georgia Development Authority Revenue VRDB, Series 1999, Alfred & Adele Davis, (Branch Banking and Trust Co. LOC), 0.16%, 3/8/12	10,925	10,925

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.1% continued
Georgia - 3.6% continued
Fulton County Georgia Residential Care Facilities for the Elderly Authority Revenue VRDB, Series C, First Mortgage Lenbrook Project, (Bank of Scotland PLC LOC), 0.18%, 3/8/12	$155	$155
Gwinnett County Georgia Development Authority Revenue VRDB, Nihan Hospitality LLC, (U.S. Bank N.A. LOC), 0.13%, 3/8/12	11,200	11,200
Gwinnett County Georgia Water & Sewer Authority Revenue VRDB, ROCS RR-II-R-11910, 0.15%, 3/8/12(1) (2)	5,960	5,960
Macon Bibb County Georgia Industrial Authority Reform & Improvement Revenue VRDB, Series 2009, Bass-Sofkee, 0.16%, 3/8/12	10,600	10,600
Roswell Housing Authority Revenue Refunding VRDB, Chambrel at Roswell Project, (FNMA Gtd.), 0.16%, 3/8/12	4,800	4,800
Smyrna Georgia Multifamily Housing Authority Revenue VRDB, Series 1997, F & M Villages Project, (FNMA Gtd.), 0.14%, 3/8/12	7,520	7,520

		51,160

Idaho - 0.4%
Idaho Health Facilities Authority Revenue VRDB, St. Lukes Health Systems Project, Series A, (Wells Fargo Bank N.A. LOC), 0.13%, 3/8/12	1,350	1,350
Idaho State G.O. TANS, 2.00%, 6/29/12	4,300	4,324

		5,674

Illinois - 6.3%
Chicago Illinois G.O. VRDB, Series 21-B-3, Neighborhoods Alive, (Bank of America N.A. LOC), 0.17%, 3/1/12	21,780	21,780
DuPage County Illinois Revenue VRDB, Benedictine University Building Project, (U.S. Bancorp LOC), 0.12%, 3/8/12	6,440	6,440
Illinois Educational Facilities Authority Student Housing Revenue VRDB, IIT State, Series A, (Harris Bankcorp Inc. LOC), 0.19%, 3/8/12	7,900	7,900
Illinois Finance Authority Revenue Bonds, Northwestern University, Subseries C, 0.43%, 3/1/12	6,500	6,500
Illinois Finance Authority Revenue VRDB, Illinois Wesleyan University, (PNC Bancorp Inc. LOC), 0.15%, 3/8/12	8,000	8,000
Illinois Finance Authority Revenue VRDB, Mercy Alliance Project, (U.S. Bank N.A. LOC), 0.12%, 3/8/12	7,265	7,265
Illinois Finance Authority Revenue VRDB, Nazareth Academy Project, (Harris Bankcorp Inc. LOC), 0.16%, 3/8/12	5,500	5,500
Illinois Finance Authority Revenue VRDB, Series 2005-C, Landing at Plymouth Place, (Bank of America N.A. LOC), 0.14%, 3/8/12	1,215	1,215
Illinois Health Facilities Authority Revenue VRDB, Memorial Health Systems, (JPMorgan Chase Bank N.A. LOC), 0.13%, 3/1/12	6,620	6,620
Kane County Illinois Revenue VRDB, Series 1993, Glenwood School for Boys, (Harris Bankcorp Inc. LOC), 0.17%, 3/8/12	5,000	5,000
Morton Grove Illinois Cultural Facility Revenue VRDB, Series 2006, Holocaust Museum & Education, (Bank of America N.A. LOC), 0.15%, 3/8/12	9,310	9,310
Peoria Illinois IDR VRDB, Peoria Production Shop Project, (JPMorgan Chase Bank N.A. LOC), 0.26%, 3/8/12	395	395

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.1% continued
Illinois - 6.3% continued
Springfield Illinois Community Improvement Revenue VRDB, Series 2007-A, Abraham Lincoln, (Harris Bankcorp Inc. LOC), 0.18%, 3/8/12	$4,250	$4,250

		90,175

Indiana - 3.6%
Indiana Finance Authority Hospital Revenue VRDB, Community Foundation of Northwest Indiana, (Harris Bankcorp Inc. LOC), 0.12%, 3/8/12	6,000	6,000
Indiana Health Facilities Finance Authority Revenue VRDB, Senior Living Greencroft Obligation Project, (Bank of America N.A. LOC), 0.14%, 3/8/12	1,096	1,096
Indiana Health Facilities Finance Authority Revenue VRDB, Series B, Franciscan Eldercare Project, (Bank of America N.A. LOC), 0.20%, 3/8/12	14,445	14,445
Indiana State Finance Authority Revenue Refunding VRDB, Trinity Health, 0.12%, 3/8/12	25,000	25,000
Lawrenceburg PCR Refunding VRDB, Series I, Michigan Power Co. Project, (Bank of Nova Scotia LOC), 0.13%, 3/8/12	4,500	4,500

		51,041

Iowa - 0.9%
Des Moines Iowa Commercial Development Revenue Refunding VRDB, East Grand Office Park, (FHLB of Des Moines LOC), 0.18%, 3/8/12	2,300	2,300
Grinnell Iowa Hospital Revenue Refunding VRDB, Grinnell Regional Medical Center, (U.S. Bank N.A. LOC), 0.13%, 3/1/12	2,410	2,410
Iowa Finance Authority Retirement Community Revenue VRDB, Series 2003-B, Wesley Retirement Services, (Wells Fargo Bank N.A. LOC), 0.14%, 3/8/12	8,000	8,000

		12,710

Kansas - 0.8%
Kansas State Development Finance Authority Hospital Revenue VRDB, Adventist Health-Sunbelt, Series C, (JPMorgan Chase Bank N.A. LOC), 0.13%, 3/8/12	12,195	12,195

Kentucky - 0.7%
Kentucky Rural Water Finance Corp. Revenue Construction Notes, Series D-2011-1 1.25%, 11/1/12	5,000	5,023
Morehead Kentucky League of Cities Revenue VRDB, Series 2004-A, Funding Trust Lease Program, (U.S. Bank N.A. LOC), 0.15%, 3/8/12	360	360
Williamstown Kentucky League of Cities Revenue VRDB, Funding Trust Lease, Series B, (U.S. Bank N.A. LOC), 0.15%, 3/8/12	5,120	5,120

		10,503

Louisiana - 0.8%
Parish of St. James Louisiana Revenue VRDB, Nucor Steel LLC Project, Series B-1, 0.15%, 3/8/12	11,000	11,000

Maryland - 3.5%
Baltimore County Maryland Multifamily Housing Revenue Refunding VRDB, Lincoln Woods Apartments, (FNMA Insured), 0.16%, 3/8/12	8,194	8,194
Carroll County Maryland Revenue VRDB, Fairhaven & Copper, Series A, (Branch Banking and Trust Co. LOC), 0.14%, 3/8/12	3,440	3,440
Maryland State Community Development Administration Department of Housing & Community Development Revenue VRDB, Series F, Non-AMT, Non-Ace Multifamily, (FHLMC Insured), 0.17%, 3/8/12	3,100	3,100
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Series 2005-A, Adventist Healthcare, (Bank of America N.A. LOC), 0.14%, 3/8/12	10,000	10,000

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.1% continued
Maryland - 3.5% continued
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Series 2008-E, University of Maryland Medical Systems, (Bank of Montreal LOC), 0.15%, 3/8/12	$7,500	$7,500
Montgomery County Maryland Development Opportunities Commission Multifamily Housing Revenue VRDB, Series 2011 A, (TD Banknorth Inc. LOC), 0.13%, 3/8/12	8,200	8,200
Montgomery County Maryland Economic Development Revenue VRDB, Series 2004, Riderwood Village, Inc. Project, (M&T Bank Corp. LOC), 0.16%, 3/8/12	5,755	5,755
Montgomery County Maryland Housing Opportunities Commission Multifamily Housing Revenue VRDB, Series C, (TD Banknorth Inc. LOC), 0.13%, 3/8/12	4,600	4,600

		50,789

Massachusetts - 2.8%
Massachusetts State Development Finance Agency Revenue VRDB, Masonic Nursing Home, Series A, (M&T Bank Corp. LOC), 0.18%, 3/8/12	10,005	10,005
Massachusetts State Development Finance Agency Revenue VRDB, Phillips Academy, 0.12%, 3/8/12	5,000	5,000
Massachusetts State Water Resources Authority Refunding VRDB, Series A-3, 0.12%, 3/8/12	25,600	25,600

		40,605

Michigan - 2.9%
Ann Arbor Michigan Economic Development Corp. Revenue Refunding VRDB, Series B, Glacier Hills Project, (JPMorgan Chase Bank N.A. LOC), 0.14%, 3/8/12	325	325
Detroit Michigan Sewer Disposal System Revenue VRDB Floaters, Series 1182, (Assured Guaranty Municipal Corp. Insured), 0.29%, 3/8/12(1)	11,990	11,990
Kentwood Michigan Economic Development Corp. Revenue Refunding VRDB, Series B, Holland, Limited Obligation, (Bank of America N.A. LOC), 0.14%, 3/8/12	5,100	5,100
Kentwood Michigan Economic Development Revenue VRDB, Series B, Limited Obligation, Holland Home, (Bank of America N.A. LOC), 0.14%, 3/8/12	930	930
Michigan Finance Authority Revenue VRDB, Healthcare Equipment Loan Program, Series D, (JPMorgan Chase Bank N.A. LOC), 0.16%, 3/8/12	10,245	10,245
Michigan State Hospital Finance Authority Revenue VRDB, Holland Community Hospital, Series B, (JPMorgan Chase Bank N.A. LOC), 0.16%, 3/8/12	6,400	6,400
Michigan State Strategic Fund Limited Obligation Revenue VRDB, Neighborhood Club Project, (Comerica LOC), 0.17%, 3/8/12(1)	7,000	7,000

		41,990

Minnesota - 1.4%
Mankato Minnesota Multifamily Housing Revenue VRDB, Series 1997, Highland Hills Project, (Bank of America N.A. LOC), 0.18%, 3/1/12	6,100	6,100
Minnesota Rural Water Finance Authority Public Projects Construction Notes, 1.25%, 4/1/12	6,900	6,903
Minnesota School District Capital Equipment Borrowing Program, Series B, Tax & Aid Anticipation COPS, 2.00%, 9/9/12	7,230	7,295

		20,298

Mississippi - 3.6%
Mississippi Business Finance Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Inc., Series D, 0.12%, 3/8/12	7,000	7,000
Mississippi Hospital Equipment & Facilities Authority Revenue VRDB, Series 1, North Mississippi, 0.16%, 3/8/12	11,785	11,785

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.1% continued
Mississippi - 3.6% continued
Mississippi Hospital Equipment & Facilities Authority Revenue VRDB, Series 2, Mississippi Health, 0.17%, 3/8/12	$7,400	$7,400
Mississippi State Hospital Equipment & Facilities Authority Revenue VRDB, Series 1, North Mississippi Health Services, 0.17%, 3/8/12	25,000	25,000

		51,185

Missouri - 1.6%
Missouri State Health & Educational Facilities Authority Revenue VRDB, De Smet Jesuit High School, (U.S. Bank N.A. LOC), 0.13%, 3/1/12	2,000	2,000
Missouri State Health & Educational Facilities Authority Revenue VRDB, Series 2003, Drury University, (Bank of America N.A. LOC), 0.18%, 3/1/12	3,520	3,520
Missouri State Health & Educational Facilities Authority Revenue VRDB, Series 2003, Southwest Baptist University Project, (Bank of America N.A. LOC), 0.18%, 3/1/12	3,990	3,990
Missouri State Health & Educational Facilities Authority Revenue VRDB, SSM Health Care, Series C, 0.19%, 3/1/12	12,200	12,200
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series C-2, Ascension Health, 0.11%, 3/8/12	1,800	1,800

		23,510

Montana - 0.9%
Montana Facility Finance Authority Revenue VRDB, Sister of Charity, Series A, 0.12%, 3/1/12	13,635	13,635

Nevada - 1.6%
Carson City Hospital Revenue VRDB, Series 2003-B, Carson-Tahoe Hospital Project, (U.S. Bank N.A. LOC), 0.12%, 3/8/12	2,600	2,600
Las Vegas Nevada Economic Development Revenue VRDB, Keep Memory Alive Project, Series A, (Bank of New York Mellon Corp. LOC), 0.15%, 3/8/12	20,000	20,000

		22,600

New Hampshire - 1.7%
New Hampshire Health & Education Facilities Authority Revenue VRDB, Series 2008, Riverwoods Exeter, (Bank of America N.A. LOC), 0.14%, 3/8/12	7,025	7,025
New Hampshire Health & Educational Facilities Authority Revenue VRDB, Riverwoods at Exeter, (Bank of America N.A. LOC), 0.14%, 3/8/12	6,930	6,930
New Hampshire Health & Educational Facilities Authority Revenue VRDB, Series B, Kendal at Hanover, (FHLB of Boston LOC), 0.17%, 3/8/12	2,155	2,155
New Hampshire Health & Educational Facilities Authority Revenue VRDB, Tilton School, (TD Banknorth Inc. LOC), 0.13%, 3/8/12	7,850	7,850

		23,960

New Jersey - 2.2%
BB&T Municipal Trust, Series 2047, (Branch Banking and Trust Co. LOC), 0.18%, 3/8/12(1)	310	310
New Jersey EDA Revenue VRDB, Series B, Cranes Mill Project, (TD Banknorth Inc. LOC), 0.13%, 3/8/12	505	505
New Jersey State Revenue Notes, Series C, 2.00%, 6/21/12	30,000	30,161

		30,976

New York - 6.3%
Nassau Health Care Corp. Revenue VRDB, Series B1, (TD Banknorth Inc. LOC), 0.13%, 3/8/12	6,280	6,280
New York City G.O. VRDB, Subseries I-8, 0.11%, 3/1/12	4,000	4,000

MONEY MARKET PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.1% continued
New York - 6.3% continued
New York City New York Industrial Development Agency Civic Facilities Revenue VRDB, Lycee Francais De New York Project, Series B, (TD Banknorth Inc. LOC), 0.13%, 3/8/12	$6,050	$6,050
New York City Transitional Finance Authority Revenue Refunding VRDB, Future Tax Secured, Series 2A, (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.12%, 3/1/12	25,000	25,000
New York State Dormitory Authority Revenues Non State Supported Debt Revenue VRDB, Series R, Oxford University Press, (Barclays PLC LOC), 0.08%, 3/1/12	11,250	11,250
New York State Dormitory Authority Revenues State Supported Debt VRDB, City University, Series D, (Toronto-Dominion Bank LOC), 0.13%, 3/8/12	7,900	7,900
New York State Housing Finance Agency Revenue VRDB, 100 Maiden Lane, Series A, (FNMA Insured), 0.16%, 3/8/12	10,000	10,000
New York State Thruway Authority Revenue BANS, Series A, 2.00%, 7/12/12	10,000	10,060
Suffolk County New York Industrial Development Agency Revenue VRDB, St. Anthony’s High School Civic, (U.S. Bank N.A. LOC), 0.10%, 3/8/12	5,575	5,575
Westchester County New York Industrial Development Agency Revenue VRDB, Mortgage, Kendal Hudson Project, (Sovereign Bank LOC), 0.25%, 3/8/12	4,995	4,995

		91,110

North Carolina - 2.7%
BB&T Municipal Trust Floaters Revenue Bonds, Series 1009, (Branch Banking and Trust Co. LOC), 0.25%, 3/8/12(1)	5,970	5,970
North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Series 1998, Lutheran Services for Aging, (Branch Banking and Trust Co. LOC), 0.15%, 3/8/12	11,970	11,970
North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Series B, Wakemed, (Wachovia Bank N.A. LOC), 0.15%, 3/8/12	9,400	9,400
Raleigh Durham North Carolina Airport Authority Revenue Refunding VRDB, Series C, (FHLB LOC), 0.14%, 3/8/12	10,600	10,600
University of North Carolina Chapel Hill Revenue Refunding VRDB, Series A, 0.16%, 3/8/12(1)	800	800

		38,740

North Dakota - 0.5%
North Dakota Rural Water Finance Corp. Public Projects Construction Notes, Series A-5, 1.00%, 8/1/12	7,250	7,270

Ohio - 1.5%
Cuyahoga County Ohio Hospital Revenue VRDB, Improvement, Metrohealth Systems Project, (PNC Bancorp Inc. LOC), 0.14%, 3/8/12	2,000	2,000
Cuyahoga County Ohio Housing Revenue Bonds, Garden Valley Housing Partnership, (U.S. Treasury Escrowed) 0.90%, 9/1/12	1,000	1,001
Medina County Ohio Health Care Facilities Revenue VRDB, Series A, Southwest General Health Center, (PNC Bancorp Inc. LOC), 0.16%, 3/8/12	7,605	7,605
Trumbull County Ohio Health Care Facilities Revenue Refunding VRDB, (M&T Bank Corp. LOC), 0.16%, 3/8/12	3,700	3,700

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.1% continued
Ohio - 1.5% continued
Washington County Ohio Hospital Revenue VRDB, Marietta Area Health Project, (JPMorgan Chase Bank N.A. LOC), 0.16%, 3/8/12	$7,405	$7,405

		21,711

Oregon - 0.9%
Oregon State G.O. TANS, 2.00%, 6/29/12	10,000	10,058
Oregon State Health, Housing, Educational & Cultural Facilities Authority Revenue VRDB, Assumption Village Project, Series A, (Key Bank N.A. LOC), 0.17%, 3/8/12	3,000	3,000

		13,058

Pennsylvania - 2.9%
Beaver County Pennsylvania IDA Revenue VRDB, Series B, First Energy Nuclear, (Citibank N.A. LOC), 0.14%, 3/8/12	900	900
Bucks County IDA Revenue VRDB, Grand View Hospital, Series A, (TD Banknorth Inc. LOC), 0.12%, 3/8/12	16,190	16,190
Montgomery County Pennsylvania G.O. Series A, 0.11%, 3/1/12	5,425	5,425
Philadelphia School District Pennsylvania G.O. Refunding VRDB, Series F, (Barclays PLC LOC), 0.15%, 3/8/12	10,000	10,000
Philadelphia School District Pennsylvania Revenue Refunding G.O. VRDB, Series C, (TD Banknorth Inc. LOC), 0.12%, 3/8/12	6,900	6,900
Ridley Pennsylvania School District G.O. VRDB, Series 2009, (TD Banknorth Inc. LOC), 0.17%, 3/8/12	2,700	2,700

		42,115

Rhode Island - 1.7%
Rhode Island State Health & Educational Building Corp. Revenue VRDB, Series 2005-A, Higher Educational Facilities, Brown, 0.13%, 3/8/12	24,000	24,000

South Carolina - 1.0%
Greenville South Carolina Hospital Systems Board Facilities Revenue Refunding VRDB, Series B, (U.S. Bank N.A. LOC), 0.13%, 3/8/12	9,595	9,595
Piedmont Municipal Power Agency Electric Revenue Refunding VRDB, Series C, (TD Banknorth Inc. LOC), 0.12%, 3/8/12	5,000	5,000

		14,595

South Dakota - 0.3%
South Dakota State Health & Educational Facilities Authority Revenue VRDB, Regional Health, (U.S. Bank N.A. LOC), 0.13%, 3/1/12	5,000	5,000

Tennessee - 3.4%
Blount County Tennessee Public Building Authority Revenue VRDB, Series E-5-B, Local Government Public Improvement, (Branch Banking and Trust Co. LOC), 0.16%, 3/8/12	10,000	10,000
IDB Tennessee Blount County & Cities Alcoa & Maryville Revenue VRDB, Series A, Local Government Improvement, (Branch Banking and Trust Co. LOC), 0.16%, 3/8/12	4,115	4,115
Metropolitan Government Nashville & Davidson County Tennessee Health & Education Facilities Board Revenue Refunding VRDB, Lipscomb University Project, (FHLB of Atlanta LOC), 0.14%, 3/8/12	13,680	13,680
Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Board Revenue Refunding VRDB, Multifamily, Timberlake Project, (FNMA Insured), 0.16%, 3/8/12	7,450	7,450

MONEY MARKET PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.1% continued
Tennessee - 3.4% continued
Sevier County Tennessee Public Building Authority Public Projects Construction Notes, Series B3, 1.25%, 5/1/12	$4,750	$4,755
Shelby County Tennessee Health Educational & Housing Facilities Board Multifamily Housing Revenue Refunding VRDB, Providence Place Apartments Project, (FNMA Insured), 0.14%, 3/8/12	9,445	9,445

		49,445

Texas - 10.0%
Comal Texas Independent School District G.O. Bonds, Series ROCS RR-II-R-11907, (Texas PSF Gtd.), 0.16%, 3/8/12(1)	8,510	8,510
Harris County Texas Revenue Refunding Bonds, Toll Road, Senior Lien, Series A, 2.00%, 8/15/12	10,000	10,165
Houston Independent School District G.O. VRDB, Series 2004, Schoolhouse, (Texas PSF Gtd.), 0.57%, 3/27/12	7,500	7,500
Houston Texas G.O. TRANS, 1.75%, 6/29/12	10,000	10,051
Katy Texas Independent School District G.O. VRDB, Cash Building, Series C, (Texas PSF Gtd.), 0.25%, 3/8/12	7,800	7,800
Mesquite Texas Health Facilities Development Corp. Revenue VRDB, Series C, Retirement Facility, (Bank of America N.A. LOC), 0.14%, 3/8/12	6,105	6,105
Nueces County Health Facilities Development Authority Revenue VRDB, Driscoll Children’s Foundation, Series A, (JPMorgan Chase Bank N.A. LOC), 0.16%, 3/8/12	8,200	8,200
Port of Port Arthur Texas Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA, 0.17%, 3/8/12	6,400	6,400
Port of Port Arthur Texas Navigation District of Environmental Facilities Revenue VRDB, Motiva Enterprises, 0.10%, 3/1/12	10,200	10,200
Port of Port Arthur Texas Navigation District Revenue VRDB, Motiva Enterprises, 0.11%, 3/1/12	5,000	5,000
Port of Port Arthur Texas Navigation District Revenue VRDB, Motiva Enterprises, Series B, (Motiva Gtd.), 0.12%, 3/1/12	2,200	2,200
Texas State TRANS, Series A, 2.50%, 8/30/12	61,000	61,675

		143,806

Utah - 1.0%
Utah Housing Corp. Multifamily Housing Revenue VRDB, Series A, Florentine Villas, (FHLMC LOC), 0.15%, 3/8/12	6,100	6,100
Utah Housing Corp. SFM Revenue Refunding VRDB, Series A-Class I, 0.14%, 3/8/12	4,600	4,600
Utah Water Finance Agency Revenue VRDB, Series B-1, 0.15%, 3/8/12(1)	3,900	3,900

		14,600

Virginia - 0.3%
Virginia Commonwealth University Health Systems Authority Revenue VRDB, Series C, (Branch Banking and Trust Co. LOC), 0.13%, 3/1/12	4,000	4,000

Washington - 1.0%
Washington State Health Care Facilities Authority VRDB, Series B, Swedish Health Services, (Citibank N.A. LOC), 0.17%, 3/8/12	2,600	2,600
Washington State Housing Finance Commission Non profit Housing Revenue VRDB, Living Care Centers Project, (Wells Fargo Bank N.A. LOC), 0.14%, 3/8/12	1,890	1,890
Washington State Housing Finance Commission Non profit Revenue Refunding VRDB, Hearthstone Project, (Wells Fargo Bank N.A. LOC), 0.14%, 3/8/12	10,185	10,185

		14,675

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.1% continued
Wisconsin - 5.6%
La Crosse Wisconsin Development Revenue VRDB, Series 2008, University of Wisconsin La Crosse Foundation, (Wells Fargo Bank N.A. LOC), 0.25%, 3/8/12	$600	$600
Public Finance Authority Wisconsin Continuing Care Retirement Community Revenue VRDB, Series B, Glenridge Palmer Ranch, (Bank of Scotland PLC LOC), 0.12%, 3/1/12	5,000	5,000
Public Finance Authority Wisconsin Continuing Care Retirement Community Revenue VRDB, Series C, Glenridge Palmer Ranch, (Bank of Scotland PLC LOC), 0.12%, 3/1/12	7,000	7,000
Wisconsin State Health & Educational Facilities Authority Revenue Refunding VRDB, Series 2009, Concordia University, Inc., (JPMorgan Chase Bank N.A. LOC), 0.16%, 3/8/12	2,225	2,225
Wisconsin State Health & Educational Facilities Authority Revenue Refunding VRDB, Series 2009, Lawrence University, (JPMorgan Chase Bank N.A. LOC), 0.16%, 3/8/12	7,930	7,930
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Fort Healthcare, Inc., Series A, (JPMorgan Chase Bank N.A. LOC), 0.14%, 3/1/12	8,700	8,700
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Froedtert & Community Health, Series A, (U.S. Bank N.A. LOC), 0.12%, 3/8/12	4,900	4,900
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Meriter Hospital Inc., Series C, (U.S. Bank N.A. LOC), 0.13%, 3/1/12	2,000	2,000
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2009, Goodwill Industries, (U.S. Bank N.A. LOC), 0.12%, 3/8/12	4,800	4,800
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2010-B, Beloit College, (JPMorgan Chase Bank N.A. LOC), 0.16%, 3/8/12	7,900	7,900
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series C, Aurora Healthcare, (Bank of Montreal LOC), 0.11%, 3/1/12	6,500	6,500
Wisconsin State Revenue Notes, 2.00%, 6/15/12	22,500	22,616

		80,171

Wyoming - 0.1%
Platte County Wyoming PCR VRDB, Tri-State Generation & Transmission Association, (National Rural Utilities Cooperative Finance Corp. Gtd.), 0.15%, 3/1/12	1,000	1,000

Municipal States Pooled Securities - 0.5%
BB&T Municipal Trust Various States Revenue VRDB, Series 1007, (Branch Banking and Trust Co. LOC), 0.25%, 3/8/12(1)	6,840	6,840

Total Municipal Investments (Cost $1,410,782)		1,410,782

Total Investments - 98.1% (Cost $1,410,782)(3)		1,410,782

Other Assets less Liabilities - 1.9%		26,703

NET ASSETS - 100.0%		$1,437,485

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Restricted security has been deemed illiquid. At February 29, 2012, the value of the restricted illiquid security amounted to approximately $5,960,000 or 0.4% of net assets. Additional information on the restricted illiquid security is as follows:

MONEY MARKET PORTFOLIOS    10    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

SECURITY	AQUISITION AND ENFORCEABLE DATE	AQUISITION COST (000S)
Gwinnett County Georgia Water & Sewer Authority Revenue VRDB, 0.15%, 3/8/12	2/25/11	$5,960

(3)	The cost for federal income tax purposes was $1,410,782.

Percentages shown are based on Net Assets

At February 29, 2012, the industry sectors for the Tax-Exempt Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Air, Transportation, Water Services and Solid Waste Management	11.8%
Educational Services	14.3
Executive, Legislative and General Government	21.6
General Medical & Surgical Hospitals, Nursing and Personal Care	20.6
Health Services and Residential Care	14.1
Urban and Community Development, Housing Programs and Social Services	10.2
All other sectors less than 5%	7.4

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Tax-Exempt Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of February 29, 2012:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Tax-Exempt Portfolio	$—	$1,410,782	(1)	$—	$1,410,782

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At February 29, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discontinued notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABAG - Association of Bay Area Governments

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

EDA - Economic Development Authority

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

IDB - Industrial Development Board

IDR - Industrial Development Revenue

LOC - Letter of Credit

PCR - Pollution Control Revenue

PSF - Permanent School Fund

ROCS - Reset Option Certificates

SFM - Single Family Mortgage

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    11    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO	FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.1%
Alabama - 1.1%
Eclipse Funding Trust Revenue VRDB, Solar Eclipse Mobile, (U.S. Bank N.A. LOC), 0.10%, 3/1/12	$15,400	$15,400
Taylor-Ryan Improvement District No. 2 VRDB, Series A, Alabama Special Assessment (Wachovia Bank N.A. LOC), 0.17%, 3/8/12	27,100	27,100
West Jefferson IDB PCR Refunding VRDB, Series C, Alabama Power Co. Project 0.16%, 3/8/12	26,000	26,000

		68,500

Alaska - 0.6%
Alaska State Housing Finance Corp. Revenue VRDB, Series C, Capital Project, 0.14%, 3/8/12	19,795	19,795
Eclipse Funding Trust Revenue VRDB, Solar Eclipse (U.S. Bank N.A. LOC), 0.10%, 3/1/12(1)	7,980	7,980
Valdez Alaska Marine Terminal Revenue Refunding VRDB, Series A, ConocoPhillips, 0.15%, 3/8/12	10,000	10,000

		37,775

Arizona - 1.1%
Apache County Arizona IDA IDR Tucson Electric Power, Series 83A (U.S. Bancorp LOC), 0.12%, 3/8/12	5,000	5,000
Arizona Health Facilities Authority Revenue VRDB, Series 2002, Royal Oaks Project (Bank of America N.A. LOC), 0.14%, 3/8/12	10,395	10,395
Arizona Health Facilities Authority Revenue VRDB, Series 2009-F, Catholic West Loan Program (Citibank N.A. LOC), 0.14%, 3/8/12	7,700	7,700
Arizona Health Facilities Authority Senior Living Revenue VRDB, Royal Oaks Life Care Community (Bank of America N.A. LOC), 0.14%, 3/8/12	8,275	8,275
Arizona State University Board Regents COPS (Wells Fargo & Co. Gtd.), 0.21%, 3/8/12(1) (2)	16,905	16,905
BB&T Municipal Trust Revenue VRDB, Series 2003, Floaters, (Branch Banking and Trust Co. LOC), 0.16%, 3/8/12(1)	9,995	9,995
Tucson Arizona IDA VRDB, Series 2002-A, Housing Family Housing Resource Projects (FNMA LOC), 0.15%, 3/8/12	7,230	7,230

		65,500

Arkansas - 0.1%
Benton County Arkansas Public Facilities Board College Parking Revenue Refunding VRDB, Series A, Northwest Arkansas Community (FHLB of Dallas LOC), 0.16%, 3/8/12	7,385	7,385

California - 7.2%
ABAG Finance Authority For Nonprofit Corp. California COPS VRDB, Episcopal Homes Foundation (Wells Fargo Bank N.A. LOC), 0.09%, 3/8/12	10,800	10,800
California Health Facilities Financing Authority Revenue VRDB, Catholic Healthcare, Series H, (Citibank N.A. LOC), 0.13%, 3/8/12	5,000	5,000
California Pollution Control Financing Authority Solid Waste Disposal Revenue VRDB, Athens Services Project (Wells Fargo Bank N.A. LOC), 0.16%, 3/8/12	12,500	12,500

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.1% continued
California - 7.2% continued
California School Cash Reserve Program Authority Revenue Notes Series A 2.00%, 3/1/12	$4,755	$4,755
Series B 2.00%, 6/1/12	6,000	6,023
Series C 2.00%, 3/1/12	9,000	9,000
Series E 2.00%, 6/1/12	4,000	4,016
Series F 2.00%, 6/1/12	1,000	1,004
California State G.O. VRDB, Series 2048 (Citibank N.A. LOC), 0.15%, 3/8/12	17,100	17,100
California State G.O. VRDB, Series A-3, (Bank of Montreal LOC), 0.08%, 3/1/12	13,200	13,200
California State VRDB, Series A (Bank of America N.A. LOC), 0.16%, 3/8/12	5,000	5,000
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Series 2009-M, South Shore Apartments (FHLB of San Francisco LOC), 0.15%, 3/8/12	5,000	5,000
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Series D, Lincoln Walk Apartment Project (PNC Bancorp, Inc. LOC), 0.19%, 3/8/12	9,450	9,450
California Statewide Communities Development Authority Revenue Refunding VRDB, Retirement Housing Foundation, (KBC Groep N.V. LOC), 0.10%, 3/8/12	3,700	3,700
California Statewide Communities Development Authority Revenue VRDB, Series 2007-A, Sweep Loan Program (Citibank N.A. LOC), 0.13%, 3/8/12	1,900	1,900
California Statewide Communities Development Authority Revenue VRDB, Series 2008-D, Rady Children’s Hospital (Wachovia Bank N.A. LOC), 0.07%, 3/1/12	15,380	15,380
Daly City California Housing Financing Agency Multifamily Revenue Refunding VRDB, Series 1999, Serramonte Del Ray (FNMA Gtd.), 0.13%, 3/8/12	8,730	8,730
Fresno California Multifamily Housing Revenue Refunding VRDB, Series A (FNMA LOC), 0.13%, 3/8/12	745	745
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series R-11442, Enhanced Asset Backed (Assured Guaranty Corp. Insured), 0.36%, 3/8/12(1)	1,285	1,285
Livermore California COPS VRDB, (U.S. Bank N.A. LOC), 0.14%, 3/8/12	9,845	9,845
Los Angeles California Community Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Grand Promenade Project, (FHLMC Gtd.), 0.13%, 3/8/12	13,800	13,800
Los Angeles California Department of Water & Power Revenue VRDB, Power Systems, Series A-8 0.14%, 3/8/12	11,000	11,000
Los Angeles California Department of Water and Power Waterworks Revenue VRDB, Sub Series B-1 0.10%, 3/8/12	10,000	10,000
Los Angeles California G.O. TRANS 2.50%, 4/30/12	14,000	14,050
Los Angeles County California G.O. TRANS Series C 2.50%, 6/29/12	7,500	7,551
Los Angeles, California Department of Water & Power Waterworks Revenue VRDB 0.15%, 3/8/12	900	900
Los Angeles, California Department Water & Power Revenue VRDB, Power Systems Series A-2 0.14%, 3/8/12	12,000	12,000
Metropolitan Water District of Southern California Revenue Refunding VRDB, Series A-2, 0.12%, 3/8/12	66,900	66,900

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.1% continued
California - 7.2% continued
Orange County California Apartment Development Revenue Refunding VRDB, Series 1997-A, Larkspur Canyon Apartments (FNMA LOC), 0.12%, 3/8/12	$7,435	$7,435
Riverside County California Certificates Partnership Aces VRDB, Series 1985-B, Riverside County Public Facilities Project (State Street Bank and Trust Co. LOC), 0.13%, 3/8/12	1,000	1,000
Riverside County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Series C, Tyler Springs Apartments (FNMA Gtd.), 0.14%, 3/8/12	7,850	7,850
Sacramento California Municipal Utility District Revenue VRDB, Sub Series M (U.S. Bank N.A. LOC), 0.13%, 3/8/12	18,000	18,000
Sacramento California Municipal Utility District Revenue VRDB, Subordinate, Sub Series L (U.S. Bank N.A. LOC), 0.13%, 3/8/12	16,500	16,500
Sacramento County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Series A, Bent Tree Apartments (FNMA Gtd.), 0.13%, 3/8/12	6,900	6,900
Sacramento County California Multifamily Housing Revenue VRDB, Series B, River Pointe Apartments, (FNMA Gtd.), 0.13%, 3/8/12	3,000	3,000
Sacramento County Sanitation District Finance Authority Revenue Refunding VRDB, Series E, (U.S. Bank N.A. LOC), 0.16%, 3/8/12	6,900	6,900
San Diego County California Regional Transportation Commission Sales Tax Revenue VRDB 0.14%, 3/8/12	11,800	11,800
San Francisco California City & County Finance Corp. Lease Revenue Refunding VRDB, Series 2008-1, Moscone Center (Bank of America N.A. LOC), 0.14%, 3/8/12	6,175	6,175
Southern California Public Power Authority Revenue VRDB, Natural Gas Project (Citibank N.A. LOC), 0.14%, 3/8/12	2,000	2,000
Southern California State Public Power Authority Revenue Refunding VRDB, Magnolia Power Project (Wells Fargo Bank N.A. LOC), 0.12%, 3/8/12	57,725	57,725
Southern California State Public Power Authority Revenue Refunding VRDB, Magnolia Power Project, (U.S. Bank N.A. LOC), 0.12%, 3/8/12	25,160	25,160

		451,079

Colorado - 3.9%
Arapahoe County Colorado Multifamily Revenue Refunding VRDB, Series 2001, Rent Housing Hunters Run (FHLMC LOC), 0.15%, 3/8/12	200	200
Castle Pines North Finance Corp. Colorado COPS VRDB, Series F (Wells Fargo Bank N.A. LOC), 0.22%, 3/8/12	8,135	8,135
City of Aurora Colorado Hospital Revenue Refunding VRDB, Series B, Children’s Hospital Association Project, (U.S. Bank N.A. LOC), 0.12%, 3/8/12	9,000	9,000
Colorado Educational & Cultural Facilities Authority Revenue VRDB, Bear Creek School Project (U.S. Bank N.A. LOC), 0.12%, 3/8/12	6,210	6,210
Colorado Educational & Cultural Facilities Authority Revenue VRDB, Series A, Presentation School (U.S. Bank N.A. LOC), 0.12%, 3/8/12	7,250	7,250

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.1% continued
Colorado - 3.9% continued
Colorado Educational & Cultural Facilities Authority Revenue VRDB, Series B, Immanuel Lutheran School Project (Bank of America N.A. LOC), 0.13%, 3/1/12	$4,975	$4,975
Colorado Health Facilities Authority Revenue Refunding VRDB, Series 2008, The Evangelical Project (U.S. Bank N.A. LOC), 0.14%, 3/8/12	1,500	1,500
Colorado Health Facilities Authority Revenue VRDB, Series 2006-A, Golden West Manor (U.S. Bank N.A. LOC), 0.21%, 3/8/12	6,460	6,460
Colorado Health Facilities Authority Revenue VRDB, Sisters of Charity 0.15%, 3/8/12	2,200	2,200
Colorado HFA SFM Revenue VRDB, Series 2006-C1-B2, 0.15%, 3/8/12	14,300	14,300
Colorado Springs Utilities Revenue Refunding VRDB, 0.16%, 3/8/12	8,800	8,800
Colorado State Education Loan Program TRANS, Series A, 2.00%, 6/29/12	63,000	63,392
Colorado State Educational & Cultural Facilities Authority Revenue VRDB, Linfield Christian School Project, (Wells Fargo Bank N.A. LOC), 0.14%, 3/8/12	11,000	11,000
Colorado State Educational & Cultural Facilities Authority Revenue VRDB, Southeastern California Projects, (Bank of America N.A. LOC), 0.14%, 3/8/12	32,330	32,330
Colorado State Housing Finance Authority SFM Revenue VRDB, AMT, 0.17%, 3/8/12	35,000	35,000
Colorado State Multifamily Housing & Finance Authority Revenue VRDB, Multifamily Project B-3-I, AMT, (Colorado Housing & Finance Authority LOC), 0.17%, 3/8/12	1,720	1,720
Denver Colorado Urban Renewal Authority Tax Increment Revenue VRDB, Series A-2, Stapleton (U.S. Bank N.A. LOC), 0.17%, 3/8/12	755	755
Denver Colorado Urban Renewal Authority Tax Revenue VRDB, Tax Allocation, Series A-1, Stapleton (U.S. Bank N.A. LOC), 0.17%, 3/8/12	2,400	2,400
Larkridge Metropolitan District No. 1 Colorado VRDB, Series 2004 (U.S. Bank N.A. LOC), 0.17%, 3/8/12	9,655	9,655
Westminster Colorado EDA Tax Allocation Revenue Refunding VRDB, Mandalay Gardens, (U.S. Bank N.A. LOC), 0.21%, 3/8/12	17,500	17,500

		242,782

Connecticut - 0.1%
Connecticut State Development Authority Revenue Refunding VRDB, Pierce Memorial Baptist (Bank of America N.A. LOC), 0.12%, 3/8/12	4,200	4,200
Connecticut State HFA VRDB, Cil Realty, Inc. (HSBC Bank USA N.A. LOC), 0.14%, 3/8/12	4,900	4,900

		9,100

District of Columbia - 2.8%
District of Columbia G.O. Bonds (Wells Fargo & Co. Gtd.), 0.17%, 3/8/12(1)	16,385	16,385
District of Columbia Hospital Revenue Bonds, Children’s Hospital Obligation (Assured Guaranty Corp. Insured), 0.31%, 3/8/12(1)	11,015	11,015
District of Columbia Revenue VRDB, Henry J. Kaiser Foundation 0.21%, 3/8/12	4,700	4,700
District of Columbia Revenue VRDB, Series 2003, American Psychiatric Association (Bank of America N.A. LOC), 0.36%, 3/8/12	1,955	1,955

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.1% continued
District of Columbia - 2.8% continued
District of Columbia Revenue VRDB, Series 2007, DC Preparatory Academy (M&T Bank Corp. LOC), 0.21%, 3/8/12	$8,920	$8,920
District of Columbia Revenue VRDB, Series 2008, Kipp (M&T Bank Corp. LOC), 0.17%, 3/8/12	18,800	18,800
Metropolitan Washington D.C. Airport Authority System Refunding VRDB, Series C-2 (Barclays PLC LOC), 0.14%, 3/8/12	48,670	48,670
Metropolitan Washington D.C. Apartment Authority Systems Revenue Refunding VRDB, AMT (Barclays PLC LOC), 0.13%, 3/1/12	64,650	64,650

		175,095

Florida - 5.8%
Broward County Florida Educational Facilities Authority Revenue VRDB, City College Project (Citibank N.A. LOC), 0.14%, 3/8/12	9,865	9,865
Capital Trust Agency Florida Housing Revenue VRDB, Series 2008-A, Atlantic Housing Foundation (FNMA LOC), 0.16%, 3/8/12	21,770	21,770
Collier County Florida Health Facilities Authority Revenue VRDB, Moorings, Inc. Project (JPMorgan Chase Bank N.A. LOC), 0.14%, 3/8/12	10,000	10,000
Collier County Florida Health Facilities Authority Revenue VRDB, The Moorings, Inc. Project, (JPMorgan Chase Bank N.A. LOC), 0.14%, 3/8/12	6,645	6,645
Eclipse Funding Trust G.O. Bonds, Solar Eclipse Miami (U.S. Bank N.A. LOC), 0.10%, 3/1/12(1)	12,245	12,245
Florida Housing Finance Agency Multifamily Housing Huntington VRDB, Series 1985 (FHLMC Gtd.), 0.13%, 3/8/12	4,100	4,100
Florida Housing Finance Agency Multifamily River Oaks VRDB, Series 1985 (FHLMC Insured), 0.16%, 3/8/12	6,200	6,200
Florida Housing Finance Corp. Multifamily Mortgage Revenue VRDB, Series 2008-L, Hudson Ridge Apartments (FHLB of San Francisco LOC), 0.16%, 3/8/12	7,055	7,055
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Lee Vista Apartments (FHLMC Insured), 0.16%, 3/8/12	16,710	16,710
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series 2004, Mortgage, Maitland Apartments (FHLMC Gtd.), 0.16%, 3/8/12	18,475	18,475
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series C, Mortgage Monterey Lake (FHLMC LOC), 0.14%, 3/8/12	7,325	7,325
Florida State Board of Education Public Education G.O. Bonds, Series A, Capital Outlay 0.15%, 3/8/12(1)	10,000	10,000
Highlands County Florida Health Facilities Authority Revenue VRDB, Series 2005-I, Hospital Adventist Health Systems 0.12%, 3/8/12	7,500	7,500
Highlands County Florida Health Facilities Authority Revenue VRDB, Series 2007 A-2, Hospital Adventist Health Systems 0.12%, 3/8/12	10,000	10,000
Highlands County Florida Health Facilities Authority Revenue VRDB, Series B, Hospital Adventist Health Systems (Harris Bankcorp, Inc. LOC), 0.14%, 3/8/12	910	910
Jacksonville Electric Authority Electric System Revenue, Subseries D 0.10%, 3/1/12	5,700	5,700
Jacksonville Florida Health Facilities Authority Hospital Revenue VRDB, Series 2008-B, Baptist Medical (Branch Banking and Trust Co. LOC), 0.15%, 3/8/12	13,240	13,240

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.1% continued
Florida - 5.8% continued
JEA Electric System Revenue VRDB, Series A, (Bank of Montreal LOC), 0.14%, 3/8/12	$3,000	$3,000
Lake County Florida Capital Improvement Revenue VRDB, (Deutsche Bank A.G. LOC), 0.22%, 3/8/12(1)	29,378	29,378
Lee County Florida HFA Multifamily Housing Revenue Refunding Bonds VRDB, Series 1995-A, Forestwood Apartments Project (FNMA Gtd.), 0.16%, 3/8/12	11,485	11,485
Marion County Florida IDA Multifamily Housing Revenue Refunding VRDB, Chambrel Project, (FNMA Gtd.), 0.16%, 3/8/12	2,000	2,000
Martin County Florida Health Facilities Authority Hospital Revenue Refunding VRDB, Martin Memorial Medical Center, (Wachovia Bank N.A. LOC), 0.14%, 3/8/12	13,775	13,775
Miami-Dade County Florida Special Obligation Revenue VRDB, Series B, Juvenile Courthouse, (TD Banknorth, Inc. LOC), 0.13%, 3/8/12	9,000	9,000
Orange County Florida Health Facilities Authority Revenue VRDB, Adventist Health Systems, (Adventist Health System/Sunbelt LOC), 0.13%, 3/8/12	19,395	19,395
Orlando & Orange County Florida Expressway Authority Revenue VRDB, Series D (Barclays PLC LOC), 0.11%, 3/8/12	30,000	30,000
Pasco County Florida School Board COPS VRDB, Series C (Bank of America N.A. LOC), 0.22%, 3/8/12	34,305	34,305
St. Petersburg Florida Health Facilities Authority Revenue VRDB, Series 2005 A-1, Children’s Hospital (Wachovia Bank N.A. LOC), 0.15%, 3/8/12	4,500	4,500
Sunshine State Governmental Financing Commission Florida Revenue VRDB, Miami Dade County Program, Series A (JPMorgan Chase Bank N.A. LOC), 0.16%, 3/8/12	25,000	25,000
Volusia County Florida Health Facilities Authority Revenue VRDB, Series A, Hospital Southwest Volusia Health, (TD Banknorth, Inc. LOC), 0.13%, 3/8/12	9,335	9,335
Volusia County Florida HFA Multifamily Housing Revenue Refunding VRDB, Series 2002, Anatole Apartments (FNMA Insured), 0.17%, 3/8/12	5,045	5,045

		363,958

Georgia - 2.1%
Atlanta Georgia Urban Residential Finance Authority Multifamily Housing Revenue VRDB, Alta Coventry Station Apartments, (Bank of America N.A. LOC), 0.31%, 3/8/12	26,885	26,885
Clayton County Georgia Housing Authority Multifamily Housing Revenue VRDB, Series 1985, Rivers Edge Development (FHLMC Gtd.), 0.16%, 3/8/12	1,655	1,655
Cobb County Georgia Development Authority Revenue VRDB, Series 2009, North Cobb Christian School (Branch Banking and Trust Co. LOC), 0.16%, 3/8/12	12,245	12,245
Cobb County Georgia Housing Authority Multifamily Housing Revenue Refunding VRDB, Series 1999, Cobb-Six Flags Association (FHLMC LOC), 0.16%, 3/8/12	5,290	5,290
DeKalb County Georgia Housing Authority Multifamily Housing Revenue VRDB, Series 1997, Post Walk Project (Collateralized by FNMA) 0.16%, 3/8/12	100	100
DeKalb County Georgia Multifamily Housing Authority Revenue VRDB, Highland Place Apartments Project, (FHLMC LOC), 0.16%, 3/8/12	11,700	11,700

MONEY MARKET PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.1% continued
Georgia - 2.1% continued
Gwinnett County Georgia Housing Authority Multifamily Housing Revenue VRDB, Series 1996, Post Corners Project (FNMA Gtd.), 0.16%, 3/8/12	$7,400	$7,400
Marietta Georgia Housing Authority Multifamily Revenue Refunding VRDB, Housing Wood Glen (FHLMC Insured), 0.16%, 3/8/12	6,665	6,665
Monroe County Georgia Power Development Authority Revenue VRDB, Scherer Project, 0.16%, 3/1/12	26,475	26,475
Roswell Georgia Housing Authority Multifamily Revenue Refunding VRDB, Series 1994, Housing Wood Crossing Project (FHLMC LOC), 0.16%, 3/8/12	5,550	5,550
Roswell Housing Authority Revenue Refunding VRDB, Housing Chambrel Roswell (FNMA Gtd.), 0.16%, 3/8/12	20,160	20,160
Smyrna Georgia Multifamily Housing Authority Revenue VRDB, Series 1997, F & M Villages Project (FNMA Gtd.), 0.14%, 3/8/12	10,050	10,050

		134,175

Hawaii - 0.1%
Eclipse Funding Trust G.O. VRDB, Solar Eclipse, Honolulu (U.S. Bank N.A. LOC), 0.15%, 3/8/12(1)	4,195	4,195
Hawaii State Housing Finance & Development Corp. Multifamily Revenue VRDB, Series 2008, Housing Lokahi Kau (FHLMC LOC), 0.13%, 3/8/12	3,075	3,075

		7,270

Idaho - 0.9%
Idaho Health Facilities Authority Revenue VRDB, Series A, St. Lukes Health Systems Project (Wells Fargo Bank N.A. LOC), 0.13%, 3/8/12	19,000	19,000
Idaho Housing & Finance Association Non-profit Facilities Revenue VRDB, Series 2008, College of Idaho Project (U.S. Bank N.A. LOC), 0.12%, 3/8/12	4,700	4,700
Idaho State G.O. TANS, 2.00%, 6/29/12	30,000	30,171

		53,871

Illinois - 7.2%
Aurora Illinois Revenue VRDB, Series 2003, Counseling Center of Fox Valley Project (Harris Bankcorp, Inc. LOC), 0.18%, 3/8/12	3,210	3,210
Bridgeview Illinois G.O. Refunding VRDB, Series C (Harris Bankcorp, Inc. LOC), 0.17%, 3/8/12	17,500	17,500
Chicago Illinois Board of Education G.O. VRDB, Series B (Wells Fargo Bank N.A. LOC), 0.15%, 3/8/12	20,700	20,700
Chicago Illinois G.O. Refunding VRDB, Series D-1 (Bank of Montreal LOC), 0.10%, 3/1/12	11,000	11,000
Chicago Illinois G.O. VRDB, Series 21-B-3, Neighborhoods Alive (Bank of America N.A. LOC), 0.17%, 3/1/12	5,880	5,880
Chicago Illinois State Multifamily Housing Development Finance Authority Revenue VRDB, West Chicago Senior Apartments, (Citibank N.A. LOC), 0.19%, 3/8/12	6,700	6,700
Chicago Illinois Transit Authority COPS (Assured Guaranty Corp. Insured), 0.36%, 3/8/12(1)	5,215	5,215
DuPage County Illinois Educational Facility Revenue VRDB, Series A, Benedictine University (U.S. Bank N.A. LOC), 0.12%, 3/8/12	6,600	6,600
Illinois Development Finance Authority Revenue VRDB, BAPS, Inc. Project (Comerica LOC), 0.17%, 3/8/12	7,985	7,985

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.1% continued
Illinois - 7.2% continued
Illinois Development Finance Authority Revenue VRDB, Series 1998, American Youth Hostels Project (Harris Bankcorp, Inc. LOC), 0.18%, 3/8/12	$6,530	$6,530
Illinois Development Finance Authority Revenue VRDB, Series 1998, Glenwood School For Boys (Harris Bankcorp, Inc. LOC), 0.17%, 3/8/12	1,800	1,800
Illinois Development Financial Authority Revenue VRDB, Series 2003, Jewish Council Youth Services (Harris Bankcorp, Inc. LOC), 0.18%, 3/8/12	1,410	1,410
Illinois Development Financial Authority Revenue VRDB, Series B, Evanston Northwestern, 0.12%, 3/1/12	4,715	4,715
Illinois Educational Facilities Authority Revenue VRDB, Series 1985, Cultural Pool (JPMorgan Chase Bank N.A. LOC), 0.16%, 3/8/12	7,090	7,090
Illinois Educational Facilities Authority Revenue VRDB, Series 2003-B, Augustana College (Harris Bankcorp, Inc. LOC), 0.17%, 3/8/12	6,290	6,290
Illinois Educational Facilities Authority Revenue VRDB, Series B, University of Chicago, 0.44%, 5/3/12	20,265	20,265
Illinois Finance Authority Educational Facility Revenue VRDB, Series 2007, Erikson Institute Project (Bank of America N.A. LOC), 0.26%, 3/8/12	6,000	6,000
Illinois Finance Authority Multifamily Revenue VRDB, Series 2005, Housing Villagebrook Apartments Project (FHLMC LOC), 0.19%, 3/8/12	5,100	5,100
Illinois Finance Authority Revenue VRDB, Easter Seals Metropolitan Chicago (Harris Bankcorp, Inc. LOC), 0.18%, 3/8/12	2,940	2,940
Illinois Finance Authority Revenue VRDB, Literature Research Institute (JPMorgan Chase Bank N.A. LOC), 0.16%, 3/8/12	6,160	6,160
Illinois Finance Authority Revenue VRDB, Mercy Alliance Project, (U.S. Bank N.A. LOC), 0.12%, 3/8/12	7,270	7,270
Illinois Finance Authority Revenue VRDB, Series 2005, Joan W. & Irving B. Dance Project (Bank of America N.A. LOC), 0.21%, 3/8/12	8,300	8,300
Illinois Finance Authority Revenue VRDB, Series 2007, North American Spine Society (Harris Bankcorp, Inc. LOC), 0.17%, 3/8/12	11,100	11,100
Illinois Finance Authority Revenue VRDB, Series 2008-A, Community Action Partnership (Harris Bankcorp, Inc. LOC), 0.19%, 3/8/12	3,000	3,000
Illinois Finance Authority Revenue VRDB, Series 2009-C, OSF Healthcare System (Wells Fargo Bank N.A. LOC), 0.15%, 3/8/12	5,000	5,000
Illinois Finance Authority Revenue VRDB, Series 2009-E-2, University of Chicago Medical (JPMorgan Chase Bank N.A. LOC), 0.11%, 3/1/12	10,000	10,000
Illinois Finance Authority Revenue VRDB, Series A, Franciscan Communities (Bank of America N.A. LOC), 0.20%, 3/8/12	7,690	7,690
Illinois Finance Authority Revenue VRDB, WBEZ Alliance, Inc. Project, (Bank of America N.A. LOC), 0.17%, 3/8/12	22,000	22,000
Illinois Finance Authority Revenue, Series 2008, Chicago Horticultural Project (JPMorgan Chase Bank N.A. LOC), 0.17%, 3/8/12	9,000	9,000
Illinois Health Facilities Authority Revenue Refunding Bonds, Series 1996-B, Franciscan Eldercare (Bank of America N.A. LOC), 0.19%, 3/8/12	4,050	4,050

MONEY MARKET PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.1% continued
Illinois - 7.2% continued
Illinois Health Facilities Authority Revenue VRDB, Series 2003, Memorial Health Systems (JPMorgan Chase Bank N.A. LOC), 0.13%, 3/1/12	$18,875	$18,875
Illinois Multifamily Housing Development Authority Revenue VRDB, Alden Gardens Bloomingdale, (Harris Bankcorp, Inc. LOC), 0.18%, 3/8/12	2,255	2,255
Illinois Municipal Electric Agency Power Supply Revenue VRDB, (Wells Fargo & Co. Gtd.), 0.19%, 3/8/12(1)	16,105	16,105
Illinois State Development Finance Authority IDR VRDB, Katlaw Tretam & Co. Project, (JPMorgan Chase Bank N.A. LOC), 0.40%, 3/8/12	2,415	2,415
Illinois State Finance Authority Multifamily Housing Revenue VRDB, Autumn Ridge Apartments, Series A (FHLMC LOC), 0.19%, 3/8/12	4,960	4,960
Illinois State Finance Authority Revenue Bonds, Series A-1, Advocate Health Care, 0.22%, 1/24/13	7,000	7,000
Illinois State Toll Highway Authority Revenue Refunding VRDB, Series A-2 (Assured Guaranty Municipal Corp. Insured), 0.16%, 3/8/12	56,100	56,100
Illinois State Toll Highway Authority Revenue VRDB, Senior Priority, Series A-2A (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.15%, 3/8/12	15,000	15,000
Illinois State Toll Highway Authority Toll Highway Revenue VRDB, Series A-1A (Citibank N.A. LOC), 0.21%, 3/8/12	49,400	49,400
Illinois State Toll Highway Authority Toll Highway Revenue VRDB, Series A-2D (Wachovia Bank N.A. LOC), 0.14%, 3/8/12	12,500	12,500
Kane County Revenue Bonds, Series 1993, Glenwood School For Boys (Harris Bankcorp, Inc. LOC), 0.17%, 3/8/12	2,200	2,200
Morton Grove Cultural Facility Revenue VRDB, Series 2006, Holocaust Museum & Education (Bank of America N.A. LOC), 0.15%, 3/8/12	4,655	4,655
Savanna Illinois Industrial Development Revenue VRDB, Series A, Metform Corp. Project, (JPMorgan Chase Bank N.A. LOC), 0.21%, 3/8/12	1,000	1,000
Southwestern Illinois Development Authority Revenue VRDB, Arizon Co., Inc. Project, (FHLB of Des Moines LOC), 0.20%, 3/8/12	2,200	2,200
University of Illinois Revenue VRDB, Series 2008, Auxiliary Facilities Systems, 0.15%, 3/8/12	11,865	11,865

		447,030

Indiana - 1.4%
Deutsche Bank Spears/Lifers Trust Goldman Sachs Spears Revenue VRDB 0.22%, 3/8/12(1)	2,840	2,840
Elkhart County Indiana Multifamily Revenue VRDB, Series 2008 II-A, Housing Ashton Pines Apartments (FHLB of Indianapolis LOC), 0.15%, 3/8/12	8,000	8,000
Indiana Health Facilities Finance Authority Revenue VRDB, Series B, Franciscan Eldercare Project (Bank of America N.A. LOC), 0.20%, 3/8/12	245	245
Indiana Health Facility Financing Authority Revenue VRDB, Series 2002-B, Fayette Memorial Hospital Association (U.S. Bank N.A. LOC), 0.13%, 3/1/12	5,425	5,425
Indiana Health Facility Financing Authority Revenue VRDB, Series E-6, Ascension Health, 0.15%, 3/8/12	12,280	12,280
Indiana State Bond Bank Revenue Notes, Series A, Interim Advance Funding Program, (Indiana Bond Bank Insured), 1.25%, 1/1/13	17,300	17,430

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.1% continued
Indiana - 1.4% continued
Indiana State Development Finance Authority Economic Development Revenue VRDB, Series 2003, Young Men’s Christian Association (Wells Fargo Bank N.A. LOC), 0.25%, 3/8/12	$2,500	$2,500
Indiana State Finance Authority Revenue VRDB, Educational Facilities, Depauw University Project (PNC Bancorp, Inc. LOC), 0.14%, 3/8/12	8,200	8,200
Indianapolis Indiana Economic Development Revenue VRDB, Series 2008, Brookhaven County Line Project (FNMA Gtd.), 0.15%, 3/8/12	14,300	14,300
Lawrenceburg Indiana PCR Refunding, Series 2008-H, Indiana Michigan Power Co. Project (Bank of Nova Scotia LOC), 0.16%, 3/8/12	6,000	6,000
Lawrenceburg PCR Refunding VRDB, Series I, Michigan Power Co. Project, (Bank of Nova Scotia LOC), 0.13%, 3/8/12	1,550	1,550
RBC Municipal Products, Inc., Series E-23, (Royal Bank of Canada LOC), 0.16%, 3/8/12(1)	8,500	8,500
Vincennes Indiana Economic Development Revenue VRDB, Knox County Association (Wells Fargo Bank N.A. LOC), 0.25%, 3/8/12	1,500	1,500

		88,770

Iowa - 0.9%
Grinnell Iowa Hospital Revenue Refunding VRDB, Grinnell Regional Medical Center (U.S. Bank N.A. LOC), 0.13%, 3/1/12	2,885	2,885
Hills Iowa Health Facilities Revenue VRDB, Series 2008, Mercy Hospital Project (U.S. Bancorp LOC), 0.13%, 3/1/12	5,365	5,365
Iowa Finance Authority Economic Development Revenue VRDB, Series 2002, Iowa West Foundation Project (U.S. Bank N.A. LOC), 0.16%, 3/8/12	6,100	6,100
Iowa Finance Authority Health Facilities Revenue VRDB, The Kahl Home Project, (JPMorgan Chase Bank N.A. LOC), 0.16%, 3/8/12	24,750	24,750
Iowa Finance Authority Private College Revenue VRDB, Morningside College Project, (U.S. Bank N.A. LOC), 0.15%, 3/1/12	800	800
Iowa Finance Authority Retirement Community Revenue VRDB, Series 2003-B, Wesley Retirement Services (Wells Fargo Bank N.A. LOC), 0.14%, 3/8/12	6,500	6,500
Iowa Finance Authority Revenue VRDB, Series 2003, Museum of Art Foundation (U.S. Bank N.A. LOC), 0.13%, 3/1/12	3,605	3,605
Iowa Higher Education Loan Authority Revenue Refunding VRDB, Private College, Des Moines Project (U.S. Bank N.A. LOC), 0.13%, 3/1/12	3,250	3,250

		53,255

Kansas - 1.0%
Kansas State Development Finance Authority Health Facilities Revenue VRDB, Kansas University Health Systems, (U.S. Bank N.A. LOC), 0.13%, 3/1/12	7,000	7,000
Kansas State Development Finance Authority Hospital Revenue VRDB, Series C, Adventist Health-Sunbelt (JPMorgan Chase Bank N.A. LOC), 0.13%, 3/8/12	9,625	9,625
Kansas State Development Finance Authority Multifamily Housing Revenue VRDB, Series B, Boulevard Apartments (Wells Fargo Bank N.A. LOC), 0.20%, 3/8/12	23,750	23,750
Kansas State Development Finance Authority Multifamily Revenue Refunding VRDB, Housing Chesapeake Apartments Project (FHLMC LOC), 0.16%, 3/8/12	14,800	14,800

MONEY MARKET PORTFOLIOS    10    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.1% continued
Kansas - 1.0% continued
Olathe Kansas Multifamily Housing Refunding VRDB, Jefferson Place Apartments Project (FHLMC GIC), 0.16%, 3/8/12	$7,780	$7,780
Olathe Kansas Multifamily Housing Revenue Refunding VRDB, Jefferson Place Apartments Project, (FHLMC LOC), 0.23%, 3/8/12	2,485	2,485

		65,440

Kentucky - 1.1%
Fort Mitchell League of Cities Funding VRDB, Series 2002-A, Trust Lease Program (U.S. Bank N.A. LOC), 0.15%, 3/8/12	6,000	6,000
Kentucky Economic Development Finance Authority Revenue Refunding VRDB, Retirement Housing Foundation, (KBC Groep N.V. LOC), 0.12%, 3/8/12	7,705	7,705
Kentucky Economic Development Finance Authority Revenue VRDB, Adventist Long Term Care (PNC Bancorp, Inc. LOC), 0.14%, 3/8/12	8,180	8,180
Kentucky Economic Development Financial Authority Education Center Revenue VRDB, Series 2008-A, Ashland Hospital Corp. (Branch Banking and Trust Co. LOC), 0.17%, 3/8/12	17,300	17,300
Kentucky State Housing Corp. Conduit Multifamily Mortgage Revenue VRDB, Series A, Overlook Terraces Apartments, (FNMA Insured), 0.16%, 3/8/12	10,000	10,000
Morehead League of Cities Funding Trust Lease Program Revenue VRDB, Series 2004-A, (U.S. Bank N.A. LOC), 0.15%, 3/8/12	7,583	7,583
Warren County Kentucky Hospital Revenue Refunding VRDB, Series 2008, Bowling Green-Warren (Assured Guaranty Corp. Insured), 0.18%, 3/8/12	7,555	7,555
Williamstown Kentucky League of Cities Funding Trust Lease Revenue VRDB, Series 2009-B (U.S. Bank N.A. LOC), 0.15%, 3/8/12	3,700	3,700

		68,023

Louisiana - 2.0%
Ascension Parish Louisiana IDB, Inc. Revenue VRDB, IMTT-Geismar (FHLB of Atlanta LOC), 0.14%, 3/8/12	17,000	17,000
Eclipse Funding Trust Revenue VRDB, Series 2007-0059, Solar Eclipse (U.S. Bank N.A. LOC), 0.10%, 3/1/12(1)	16,145	16,145
Louisiana Local Government Environmental Facilities & Community Authority Revenue VRDB, Series B, Nicholls State University (Assured Guaranty Municipal Corp. Gtd.), 0.26%, 3/8/12	12,380	12,380
Louisiana Local Government Environmental Facilities & Community VRDB, Series B (FHLB of Dallas LOC), 0.16%, 3/8/12	10,635	10,635
Louisiana Public Facilities Authority Multifamily Housing Revenue Refunding VRDB, Linlake Ventures Project (FHLMC LOC), 0.14%, 3/8/12	8,000	8,000
Louisiana Public Facilities Authority Revenue VRDB, Tiger Athletic, (FHLB of Atlanta LOC), 0.16%, 3/8/12	20,600	20,600
Louisiana Public Facilities Authority Revenue Refunding VRDB, Series 1988, Multifamily (FNMA LOC), 0.15%, 3/8/12	8,900	8,900
Port New Orleans Louisiana Board of Commerce Revenue Refunding VRDB (FHLB LOC), 0.16%, 3/8/12	8,900	8,900
St. James Parish Louisiana Revenue VRDB, Nucor Steel LLC Project, Series B-1, 0.15%, 3/8/12	20,000	20,000

		122,560

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    11    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.1% continued
Maine - 0.4%
Maine State Health & Higher Educational Facilities Authority Revenue VRDB, (JPMorgan Chase Bank N.A. LOC), 0.16%, 3/8/12	$24,800	$24,800

Maryland - 0.6%
Maryland State Community Development Administration Department Housing & Community Development Revenue VRDB, Series A, Multifamily Housing Development, Sharp Apartments (FHLMC Insured), 0.16%, 3/8/12	16,950	16,950
Maryland State Community Development Administration Department Housing & Community Development Revenue VRDB, Series G, Multifamily Housing, Kirkwood (FHLMC LOC), 0.16%, 3/8/12	8,000	8,000
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Series 2005-A, Adventist Healthcare (Bank of America N.A. LOC), 0.14%, 3/8/12	100	100
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Series B, Pickersgill (Branch Banking and Trust Co. LOC), 0.14%, 3/8/12	705	705
Maryland State Industrial Development Financing Authority Economic Development Revenue VRDB, Foodswing Project, (Bank of America N.A. LOC), 0.26%, 3/8/12	8,500	8,500
Montgomery County Maryland Economic Development Revenue VRDB, Series 2004, Riderwood Village, Inc. Project (M&T Bank Corp. LOC), 0.16%, 3/8/12	820	820

		35,075

Massachusetts - 4.8%
Commonwealth of Massachusetts G.O. VRDB, 0.19%, 3/1/12	16,360	16,360
Deutsche Bank Spears/Lifers Trust VRDB, Series DB-658, Goldman Sachs Spears (Assured Guaranty Corp. Insured), 0.22%, 3/8/12(1)	8,739	8,739
Massachusetts Health & Educational Facilities Authority Revenue VRDB, Children’s Hospital, (JPMorgan Chase & Co. LOC), 0.14%, 3/1/12	10,600	10,600
Massachusetts State Development Finance Agency Multifamily Housing Revenue Refunding VRDB, Kensington Project (FNMA LOC), 0.22%, 3/8/12	14,850	14,850
Massachusetts State Development Finance Agency Revenue Refunding VRDB, Series A, Edgewood Retirement, (Bank of America N.A. LOC), 0.12%, 3/8/12	9,120	9,120
Massachusetts State Development Finance Agency Revenue VRDB, Briarwood Retirement, (M&T Bank Corp. LOC), 0.12%, 3/8/12	4,000	4,000
Massachusetts State Development Finance Agency Revenue VRDB, Series 2003, Phillips Academy 0.12%, 3/8/12	19,600	19,600
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Groton School 0.14%, 3/8/12	10,000	10,000
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Thayer Academy (Assured Guaranty Corp. Insured), 0.17%, 3/8/12	17,155	17,155
Massachusetts State Development Finance Agency Revenue VRDB, Series 2008, Edgewood Retirement Community (Bank of America N.A. LOC), 0.12%, 3/8/12	22,000	22,000
Massachusetts State Development Finance Agency Revenue VRDB, Series A, Groton School 0.14%, 3/8/12	10,000	10,000
Massachusetts State Development Finance Agency Revenue VRDB, Series C-2, Olin College, (RBS Citizens N.A. LOC), 0.09%, 3/1/12	19,000	19,000
Massachusetts State G.O. Refunding VRDB, Series B 0.16%, 3/8/12	60,000	60,000

MONEY MARKET PORTFOLIOS    12    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.1% continued
Massachusetts - 4.8% continued
Massachusetts State G.O. VRDB, Series A, Central Artery, 0.17%, 3/1/12	$42,655	$42,655
Massachusetts State Health & Educational Facilities Authority Revenue VRDB, CIL Realty Massachusetts (HSBC Bank USA N.A. LOC), 0.14%, 3/8/12	10,790	10,790
Massachusetts State Health & Educational Facilities Authority Revenue VRDB, Series N, Pool Loan Program, (TD Banknorth, Inc. LOC), 0.11%, 3/1/12	1,690	1,690
Puttable Floating Option Tax-Exempt G.O. VRDB, Receipts Floaters MT-735, 0.22%, 3/8/12(1)	21,415	21,415

		297,974

Michigan - 2.2%
Ann Arbor Michigan Economic Development Corp. Revenue Refunding VRDB, Series B, Glacier Hills Project (JPMorgan Chase Bank N.A. LOC), 0.14%, 3/8/12	1,200	1,200
Ann Arbor Michigan Economic Development Corp. Revenue VRDB, Series A, Glacier Hills, Inc. Project (JPMorgan Chase Bank N.A. LOC), 0.14%, 3/8/12	4,900	4,900
Eastern Michigan University Revenue Refunding VRDB, Series A (JPMorgan Chase Bank N.A. LOC), 0.14%, 3/1/12	20,000	20,000
0.14%, 3/1/12	6,500	6,500
Kentwood Michigan Economic Development Corp. Revenue Refunding VRDB, Series B, Holland, (Bank of America N.A. LOC), 0.14%, 3/8/12	7,265	7,265
Kentwood Michigan Economic Development Revenue VRDB, Series B, Limited Obligation, Holland Home (Bank of America N.A. LOC), 0.14%, 3/8/12	18,470	18,470
Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Limited Obligation, Hope College Project (JPMorgan Chase Bank N.A. LOC), 0.16%, 3/8/12	8,000	8,000
Michigan Higher Education Facilities Authority Revenue VRDB, Limited Obligation, Cleary University Project (Comerica LOC), 0.22%, 3/8/12	4,905	4,905
Michigan State Finance Authority Revenue VRDB, Unemployment Obligation Assignment, (Citibank N.A. LOC), 0.15%, 3/8/12	27,000	27,000
Michigan State Hospital Finance Authority Revenue VRDB, Series 2004-B, Holland Community Hospital (JPMorgan Chase Bank N.A. LOC), 0.16%, 3/8/12	7,525	7,525
Michigan State Housing Development Authority Multifamily Housing Revenue VRDB, Limited Obligation, Series A, Arbors, (FHLB of Indianapolis LOC), 0.19%, 3/8/12	8,790	8,790
Michigan State Strategic Fund Limited Obligation Revenue Refunding VRDB, Series 2008, Consumers Energy Co. (Wells Fargo Bank N.A. LOC), 0.13%, 3/8/12	9,000	9,000
Michigan State Strategic Fund Limited Obligation Revenue VRDB, Kroger Co. Recovery Zone (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.16%, 3/8/12	9,500	9,500
Michigan State Strategic Fund Limited Obligation Revenue VRDB, Series 2003, YMCA Metropolitan Detroit Project (JPMorgan Chase Bank N.A. LOC), 0.16%, 3/8/12	2,330	2,330

		135,385

Minnesota - 1.8%
Coon Rapids Minnesota IDR VRDB, Kurt Manufacturing Project, (U.S. Bank N.A. LOC), 0.19%, 3/8/12	5,000	5,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    13    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.1% continued
Minnesota - 1.8% continued
Minneapolis & St. Paul Minnesota Housing & Redevelopment Authority Health Care Revenue VRDB, Children’s Hospital Clinics, (Assured Guaranty Municipal Corp. Insured), 0.15%, 3/1/12	$7,400	$7,400
Minneapolis & St. Paul Minnesota Housing & Redevelopment Authority Health Care System VRDB, Series 2007 A-II, Children’s Hospital Clinics (Assured Guaranty Municipal Corp. Insured), 0.15%, 3/1/12	19,350	19,350
Minnesota Agriculture & Economic Development Board Revenue VRDB, Evangelical Lutheran Project (U.S. Bancorp LOC), 0.14%, 3/8/12	12,700	12,700
Minnesota School District Capital Equipment Borrowing Program Tax & Aid Anticipation COPS, Series B 2.00%, 9/9/12	26,500	26,739
Minnesota State Higher Education Facilities Authority Revenue VRDB, Series A, University St. Thomas (U.S. Bank N.A. LOC), 0.16%, 3/8/12	9,250	9,250
Minnesota State Higher Education Facilities Authority Revenue VRDB, Series C, Concordia University St. Paul (U.S. Bank N.A. LOC), 0.13%, 3/1/12	4,200	4,200
Oak Park Heights Minnesota Multifamily Revenue Refunding VRDB, Series 2005, Housing Boutwells Landing (FHLMC Gtd.), 0.14%, 3/8/12	6,960	6,960
Owatonna Minnesota Housing Revenue Refunding VRDB, Series 2003-A, Second Century (FHLB of Des Moines LOC), 0.20%, 3/8/12	3,065	3,065
Robbinsdale Minnesota Multifamily Revenue Refunding VRDB, Series 2004-C, Housing Copperfield Hill (Bank of America N.A. LOC), 0.23%, 3/8/12	3,500	3,500
Rochester Minnesota G.O. VRDB, Series 2007-B, Waste Water 0.16%, 3/8/12	6,400	6,400
Roseville Minnesota Senior Housing Revenue Refunding VRDB, Series 2009, Eaglecrest Project (FHLMC LOC), 0.14%, 3/8/12	6,125	6,125
St. Paul Minnesota Port Authority District Heating Revenue Refunding VRDB (U.S. Bank N.A. LOC), 0.14%, 3/8/12	4,310	4,310

		114,999

Mississippi - 0.7%
Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Inc., Series D, 0.12%, 3/8/12	17,000	17,000
Mississippi Business Finance Corp. Revenue Refunding VRDB, Series B, Renaissance (FHLB of Dallas LOC), 0.16%, 3/8/12	7,865	7,865
Mississippi Business Finance Corp. Revenue VRDB, Series A, CPX Gulfport OPAG LLC (Wachovia Bank N.A. LOC), 0.16%, 3/8/12	12,935	12,935
Mississippi Business Finance Corp., Revenue Refunding VRDB, Jackson Heart Realty (FHLB of Dallas LOC), 0.17%, 3/8/12	5,385	5,385

		43,185

Missouri - 1.8%
Bi-State Development Agency Missouri- Illinois Metropolitan District Revenue Refunding VRDB, Series A, Sub-Metrolink Crossing (JPMorgan Chase Bank N.A. LOC), 0.16%, 3/8/12	18,750	18,750
Independence Missouri IDA Multifamily Housing Revenue Refunding VRDB, Series B, The Mansions Project (FHLMC LOC), 0.16%, 3/8/12	14,240	14,240

MONEY MARKET PORTFOLIOS    14    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.1% continued
Missouri - 1.8% continued
Kansas City Missouri IDA Multifamily Housing Revenue Refunding VRDB, Series B, Willow Creek Level Apartments (FNMA Insured), 0.16%, 3/8/12	$7,595	$7,595
Kansas City Missouri Multifamily Housing IDA Revenue VRDB, Clay Terrace Apartments Project, (Bank of America N.A. LOC), 0.34%, 3/8/12	10,375	10,375
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue VRDB, Series 2002, Metropolitan Jesuit High School (U.S. Bank N.A. LOC), 0.13%, 3/1/12	1,000	1,000
Missouri State Health & Educational Facilities Authority Health Facilities Revenue VRDB, Series 2000, Lutheran Senior Services (U.S. Bank N.A. LOC), 0.10%, 3/8/12	22,480	22,480
Missouri State Health & Educational Facilities Authority Revenue VRDB, Lutheran Senior Services Project, (U.S. Bank N.A. LOC), 0.14%, 3/8/12	16,700	16,700
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2003, Southwest Baptist University Project (Bank of America N.A. LOC), 0.18%, 3/1/12	1,350	1,350
St. Charles County Missouri IDA Revenue Refunding VRDB, Country Club Apartments Project (FNMA LOC), 0.16%, 3/8/12	4,000	4,000
St. Charles County Missouri IDA Revenue VRDB, Series 2006, Trinity Manufacturing Project (FHLB of Des Moines LOC), 0.16%, 3/8/12	7,180	7,180
St. Louis County Missouri IDA Revenue VRDB, Series A, Friendship Village South County (Bank of America N.A. LOC), 0.14%, 3/8/12	5,615	5,615

		109,285

Nevada - 0.5%
Carson City Hospital Revenue VRDB, Series 2003-B, Carson-Tahoe Hospital Project (U.S. Bank N.A. LOC), 0.12%, 3/8/12	11,300	11,300
Carson City Nevada Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Regional Medical Center (U.S. Bank N.A. LOC), 0.12%, 3/8/12	5,035	5,035
Nevada Housing Division VRDB, Multifamily Unit Housing Revenue Project (Wachovia Bank N.A. LOC), 0.31%, 3/8/12	3,170	3,170
Nevada State Housing Revenue VRDB, Vista Creek Apartments, (FNMA LOC), 0.16%, 3/8/12	13,000	13,000

		32,505

New Hampshire - 0.5%
New Hampshire Health & Education Facilities Authority Revenue VRDB, Riverwoods-Exeter, (Bank of America N.A. LOC), 0.14%, 3/8/12	9,300	9,300
New Hampshire Health & Education Facilities Authority Revenue VRDB, Riverwoods At Exeter (Bank of America N.A. LOC), 0.17%, 3/8/12	15,055	15,055
New Hampshire Health and Education Facilities Authority Revenue VRDB, Series B, Kendal at Hanover (FHLB of Boston LOC), 0.17%, 3/8/12	6,205	6,205

		30,560

New Jersey - 2.3%
BB&T Municipal Trust, Series 2047 (Branch Banking and Trust Co. LOC), 0.18%, 3/8/12(1)	12,970	12,970
New Jersey EDA Revenue Refunding VRDB, Series B, Cranes Mill Project (TD Banknorth, Inc. LOC), 0.13%, 3/8/12	5,920	5,920
New Jersey EDA Revenue VRDB, Series B, Cranes Mill Project (TD Banknorth, Inc. LOC), 0.13%, 3/8/12	500	500

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    15    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.1% continued
New Jersey - 2.3% continued
New Jersey Health Care Facilities Financing Authority Revenue VRDB, Series 2002, Wiley Mission Project (TD Banknorth, Inc. LOC), 0.13%, 3/8/12	$5,300	$5,300
New Jersey State Revenue Notes, Series C, 2.00%, 6/21/12	120,000	120,645

		145,335

New Mexico - 0.1%
New Mexico Mortgage Finance Authority Multifamily Housing Revenue VRDB, Series A, Villas San Ignacio (FHLMC LOC), 0.17%, 3/8/12	8,000	8,000
New York - 7.0%
Chemung County New York Industrial Development Agency Civic Facilities Revenue VRDB, Elmira College Project, Series A (JPMorgan Chase Bank N.A. LOC), 0.13%, 3/8/12	1,000	1,000
Metropolitan Transportation Authority New York Dedicated Tax Fund Revenue Refunding VRDB, Series A-2 (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.14%, 3/8/12	44,555	44,555
Monroe County New York Industrial Development Corp. Revenue VRDB, St. Ann’s Nursing Home (HSBC Bank USA N.A. LOC), 0.16%, 3/8/12	2,295	2,295
Nassau Health Care Corp. Revenue VRDB, Series B-1, (TD Banknorth Inc. LOC), 0.13%, 3/8/12	4,500	4,500
New York City New York IDA Civic Facilities Revenue VRDB, Sephardic Community Youth Center (M&T Bank Corp. LOC), 0.21%, 3/8/12	7,500	7,500
New York City New York IDA Civic Facility Revenue VRDB, Series 2007, Ateret Torah Center Project (Wachovia Bank N.A. LOC), 0.15%, 3/8/12	11,980	11,980
New York City New York Industrial Development Agency Civic Facilities Revenue VRDB, Lycee Francais De New York Project, Series B, (TD Banknorth Inc. LOC), 0.13%, 3/8/12	6,000	6,000
New York City New York Multifamily Housing Development Corp. Mortgage Revenue VRDB, Series A, Granville Payne Apartments, (Citibank N.A. LOC), 0.22%, 3/8/12	5,560	5,560
New York City New York Multifamily Housing Development Corp. Revenue VRDB, Series A, 550 East 170th Street Apartments, (Citibank N.A. LOC), 0.22%, 3/8/12	5,500	5,500
New York City Transitional Finance Authority Revenue Refunding VRDB, Series 2A, Future Tax, (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.12%, 3/1/12	78,100	78,100
New York State Dormitory Authority Revenue VRDB, ROCS-RR-R-11956, 0.17%, 3/8/12(1)	9,900	9,900
New York State Housing Finance Agency Affordable Housing Revenue VRDB, 8 East 102nd Street Housing, (Bank of America N.A. LOC), 0.15%, 3/8/12	31,900	31,900
New York State Housing Finance Agency Revenue VRDB, Series A, 100 Maiden Loan (FNMA Insured), 0.16%, 3/8/12	33,785	33,785
New York State Liberty Development Corp. Revenue Refunding VRDB, 3 World Trade Center, 0.27%, 11/8/12	125,000	125,000
New York State Liberty Development Corp. Revenue Refunding VRDB, World Trade Center Project 0.28%, 11/8/12	24,215	24,215
New York State Thruway Authority Revenue BANS, Series A, 2.00%, 7/12/12	13,000	13,078

MONEY MARKET PORTFOLIOS    16    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.1% continued
New York - 7.0% continued
Triborough New York Bridge & Tunnel Authority Revenue VRDB, Series A-3 (U.S. Bank N.A. LOC), 0.09%, 3/8/12	$14,485	$14,485
Triborough New York Bridge & Tunnel Authority Revenue VRDB, Series B-2C (U.S. Bank N.A. LOC), 0.07%, 3/1/12	5,870	5,870
Warren & Washington Counties New York IDA Civic Facility Revenue VRDB, Series 2000, Glen At Highland Meadows Project (Banco Santander S.A. LOC), 0.17%, 3/8/12	10,520	10,520

		435,743

North Carolina - 3.4%
Charlotte North Carolina Airport Revenue VRDB, Series 2010-C, Charlotte Douglas Project (Wachovia Bank N.A. LOC), 0.15%, 3/8/12	4,600	4,600
Cleveland County North Carolina Industrial Facilities Pollution Control Financing Authority Revenue VRDB, Cleveland County Family YMCA (Branch Banking and Trust Co. LOC), 0.16%, 3/8/12	10,365	10,365
Forsyth County North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue VRDB, Recreation Facilities-YMCA Winston (Branch Banking and Trust Co. LOC), 0.16%, 3/8/12	11,775	11,775
Greensboro North Carolina G.O. VRDB, Street Improvement 0.20%, 3/8/12	10,000	10,000
Mecklenburg County North Carolina COPS VRDB, Series 2006 0.16%, 3/8/12	20,760	20,760
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Series 2007, High Point University Project (Branch Banking and Trust Co. LOC), 0.16%, 3/8/12	10,250	10,250
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Series 2008, High Point University Project (Branch Banking and Trust Co. LOC), 0.16%, 3/8/12	10,900	10,900
North Carolina Capital Facilities Finance Agency Revenue VRDB, Elon University (Bank of America N.A. LOC), 0.20%, 3/8/12	7,700	7,700
North Carolina Educational Facilities Finance Agency Revenue VRDB, Series 1999, Educational Facilities - Charlotte Latin (Wachovia Bank N.A. LOC), 0.15%, 3/8/12	2,605	2,605
North Carolina Medical Care Commission Health Care Facilities Revenue Refunding VRDB, Series 2008-A, Wake Forest University (Branch Banking and Trust Co. LOC), 0.14%, 3/8/12	21,835	21,835
North Carolina Medical Care Commission Health Care Facilities Revenue Refunding VRDB, Series B, Duke University Health System, 0.12%, 3/8/12	15,000	15,000
North Carolina Medical Care Commission Health Care Facilities Revenue Refunding VRDB, Series B, Duke University Health System 0.14%, 3/8/12	11,550	11,550
North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Series 1998, Lutheran Services For Aging (Branch Banking and Trust Co. LOC), 0.15%, 3/8/12	1,740	1,740
North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Series D, Novant Health Group 0.17%, 3/8/12	8,400	8,400
Raleigh North Carolina Enterprise System Revenue VRDB, Series 2011, BB&T Floaters 0.14%, 3/8/12(1)	10,485	10,485
University of North Carolina Chapel Hill Revenue Refunding Bonds, Series A 0.16%, 3/8/12(1)	18,400	18,400

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    17    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.1% continued
North Carolina - 3.4% continued
Winston-Salem North Carolina Water & Sewer System Revenue VRDB, Series 2002-B 0.14%, 3/8/12	$13,600	$13,600
Winston-Salem North Carolina Water & Sewer Systems Revenue Refunding VRDB, Series 2002-C 0.14%, 3/8/12	24,400	24,400

		214,365

Ohio - 1.0%
Butler County Ohio Healthcare Facilities Revenue VRDB, Reform & Improvement - Lifesphere Project (U.S. Bank N.A. LOC), 0.16%, 3/8/12	9,375	9,375
Cleveland-Cuyahoga County Ohio Port Authority Cultural Facility Revenue VRDB, Series 2005-B, Museum of Art Project 0.15%, 3/8/12	15,000	15,000
Cuyahoga County Ohio Health Care Facilities Revenue VRDB, Series 2004-E, Franciscan Communities (Bank of America N.A. LOC), 0.20%, 3/8/12	10,205	10,205
Lancaster Port Authority Ohio Gas Revenue VRDB, Series 2008 0.16%, 3/8/12	22,740	22,740
Richland County Ohio Health Care Facilities Revenue Refunding VRDB, Series 2004-A, Wesleyan Senior Living (JPMorgan Chase Bank N.A. LOC), 0.16%, 3/8/12	1,450	1,450
Richland County Ohio Health Care facilities Revenue Refunding VRDB, Series 2004-B, Wesleyan Project (JPMorgan Chase Bank N.A. LOC), 0.16%, 3/8/12	4,160	4,160

		62,930

Oklahoma - 0.1%
Hulbert Oklahoma Economic Development Revenue Refunding VRDB, Clear Creek Monastery, (Bank of America N.A. LOC), 0.21%, 3/8/12	4,000	4,000
Oklahoma State Water Resource Board, State Loan Program Revenue Bonds, 0.50%, 3/1/12	1,875	1,875

		5,875

Oregon - 1.4%
Clackamas County Oregon Hospital Facility Authority Revenue VRDB, Series 2008-A, Legacy Health Systems (U.S. Bank N.A. LOC), 0.13%, 3/8/12	13,700	13,700
Oregon State Economic Development Revenue VRDB, Series 181, Metal Slitters (Key Bank N.A. LOC), 0.18%, 3/8/12	4,695	4,695
Oregon State Facilities Authority Revenue VRDB, Series B, Quatama Crossing Housing (FNMA LOC), 0.15%, 3/8/12	8,745	8,745
Oregon State G.O. TANS, 2.00%, 6/29/12	48,000	48,277
Port of Portland Oregon Apartment Revenue Refunding VRDB, Series 18A, Portland International Airport (U.S. Bank N.A. LOC), 0.18%, 3/8/12	7,640	7,640
Salem Oregon Hospital Facility Authority Revenue VRDB, Series 2008-B, Salem Hospital Project (U.S. Bank N.A. LOC), 0.13%, 3/8/12	6,000	6,000

		89,057

Pennsylvania - 3.9%
Allegheny County Pennsylvania Hospital Development Authority Revenue VRDB, Series 2003, UPMC Senior Living Corp. (FNMA LOC), 0.17%, 3/8/12	10,505	10,505
Allegheny County Pennsylvania IDA Health Care Revenue VRDB, Series 2008-B, Vincentian Collaborative (PNC Bancorp, Inc. LOC), 0.16%, 3/8/12	4,725	4,725
Allegheny County Pennsylvania IDA Revenue VRDB, Series B, Education Center Watson (PNC Bancorp, Inc. LOC), 0.16%, 3/8/12	6,000	6,000
Beaver County Pennsylvania IDA PCR Refunding VRDB, FirstEnergy Generation, (Barclays PLC LOC), 0.10%, 3/1/12	30,000	30,000

MONEY MARKET PORTFOLIOS    18    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.1% continued
Pennsylvania - 3.9% continued
Butler County Pennsylvania Industrial Development Authority Revenue VRDB, Concordia Lutheran, Series A (Bank of America N.A. LOC), 0.14%, 3/8/12	$4,035	$4,035
Delaware County Pennsylvania Authority Revenue VRDB, Riddle Village Project (Banco Santander S.A. LOC), 0.14%, 3/8/12	9,935	9,935
Lancaster County Hospital Authority Senior Living Facilities Revenue VRDB, Series 2000, Quarryville Presbyterian (M&T Bank Corp. LOC), 0.14%, 3/8/12	13,355	13,355
Lancaster IDA Revenue VRDB Willow Valley Retirement, Series 2009-A (PNC Bancorp, Inc. LOC), 0.14%, 3/8/12	9,700	9,700
Lancaster Pennsylvania IDA Revenue VRDB, Mennonite Home Project, (M&T Bank Corp. LOC), 0.21%, 3/8/12	11,695	11,695
Lower Merion School District VRDB, Series A-1, Capital Project (U.S. Bank N.A. LOC), 0.16%, 3/8/12	5,800	5,800
Montgomery County Pennsylvania IDA Revenue VRDB, Acts Retirement Life Community, (TD Banknorth, Inc. LOC), 0.12%, 3/1/12	10,650	10,650
Pennsylvania Housing Financial Agency Multifamily Revenue VRDB, Series 2008, Special Limited Obligation, Foxwood (Bank of America N.A. LOC), 0.17%, 3/8/12	5,900	5,900
Pennsylvania State Higher Educational Facilities Authority College & University Revenues VRDB, Series 2007, Pennsylvania College Optometry (Wachovia Bank N.A. LOC), 0.15%, 3/8/12	9,295	9,295
Pennsylvania State Higher Educational Facilities Authority Revenue VRDB, Association of Independent Colleges & Universities, Series B (M&T Bank Corp. LOC), 0.16%, 3/8/12	6,260	6,260
Pennsylvania State Higher Educational Facilities Authority Revenue VRDB, Series B, Association of Independent Colleges & universities (M&T Bank Corp. LOC), 0.16%, 3/8/12	13,600	13,600
Pennsylvania State Turnpike Community Turnpike Revenue Refunding VRDB, Series A-2 0.15%, 3/8/12	5,880	5,880
Philadelphia School District Pennsylvania G.O. Refunding VRDB, Series F, (Barclays PLC LOC), 0.15%, 3/8/12	23,000	23,000
Philadelphia School District Pennsylvania Revenue Refunding G.O. VRDB, Series C, (TD Banknorth Inc. LOC), 0.12%, 3/8/12	13,400	13,400
RBC Municipal Products, Inc. Trust Floater Revenue VRDB Certificates, Series E-22 (Royal Bank of Canada LOC), 0.16%, 3/8/12	14,900	14,900
RBC Municipal Products, Inc. Trust Revenue VRDB, Floaters, Series C-14 (Royal Bank of Canada LOC), 0.16%, 3/8/12(1)	8,000	8,000
Southeastern Pennsylvania Transportation Authority Revenue Refunding VRDB, (PNC Bancorp, Inc. LOC), 0.11%, 3/1/12	22,655	22,655
West Cornwall Pennsylvania Township Municipal Authority Revenue VRDB, Series 2006, Senior Living Facility Lebanon Valley (PNC Bancorp, Inc. LOC), 0.14%, 3/8/12	4,000	4,000

		243,290

South Carolina - 0.5%
Charleston Educational Excellence Financing Corp. South Carolina Revenue Bonds, Charleston County School District, 0.16%, 3/8/12(1)	9,115	9,115
Florence County South Carolina Hospital Revenue VRDB, Series E-22, McLeod Regional Medical Center (Wells Fargo Bank N.A. LOC), 0.15%, 3/8/12	9,400	9,400

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    19    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.1% continued
South Carolina - 0.5% continued
Piedmont Municipal Power Agency South Carolina Electricity Revenue Refunding VRDB, Series B (U.S. Bank N.A. LOC), 0.13%, 3/8/12	$9,000	$9,000
South Carolina Jobs EDA Revenue VRDB, Series 2003, Medical University Facilities Corp. Project (Wachovia Bank N.A. LOC), 0.15%, 3/8/12	2,100	2,100

		29,615

South Dakota - 0.1%
South Dakota Housing Development Authority VRDB, Series 2009-A, Homeownership Mortgage 0.12%, 3/8/12	4,600	4,600
South Dakota State Health & Educational Facilities Authority Revenue VRDB, Series 2004-B, Sioux Valley Hospitals & Health (U.S. Bank N.A. LOC), 0.16%, 3/8/12	4,540	4,540

		9,140

Tennessee - 1.7%
Blount County Tennessee Public Building Authority Revenue VRDB, Series C-1-A, Local Government Public Improvement 0.16%, 3/8/12	16,325	16,325
Blount County Tennessee Public Building Authority Revenue VRDB, Series C-3-A, Local Government Public Improvement 0.16%, 3/8/12	7,400	7,400
Knox County Health & Educational Facilities Board Revenue VRDB, Johnson Bible College Project 0.16%, 3/8/12	6,470	6,470
Metropolitan Government Nashville & Davidson County Tennessee Health & Education Facilities Board Revenue Refunding VRDB, Lipscomb University Project (FHLB of Atlanta LOC), 0.14%, 3/8/12	26,440	26,440
Metropolitan Government Nashville & Davidson County Tennessee Health & Education Facilities Board Revenue Refunding VRDB, Series 2009, Belmont University (FHLB of Atlanta LOC), 0.14%, 3/8/12	7,510	7,510
Metropolitan Government Nashville & Davidson County Tennessee IDB Multifamily Housing Refunding VRDB, Series 2004, Ridgelake Apartments Project (FHLMC Gtd.), 0.16%, 3/8/12	17,029	17,029
Metropolitan Government Nashville & Davidson County Tennessee IDB Revenue Refunding VRDB, Series 2002, Multifamily Housing Spinnaker (FNMA Gtd.), 0.16%, 3/8/12	450	450
Metropolitan Government of Nashville & Davidson County Tennessee, IDB Revenue VRDB, Series B, Multifamily Housing, Arbor Crest (FNMA LOC), 0.16%, 3/8/12	12,750	12,750
Shelby County Health Educational & Housing Facilities Board Revenue VRDB, Series 2005, Hutchison School Project (Bank of America N.A. LOC), 0.21%, 3/8/12	9,120	9,120
Shelby County Tennessee Health Educational & Housing Facilities Board Revenue VRDB, Trezevant Manor Project, Series B (Bank of America N.A. LOC), 0.21%, 3/8/12	1,100	1,100

		104,594

Texas - 9.4%
Alliance Texas Airport Authority Special Facilities Revenue VRDB, Series 2088, Floaters, (Wells Fargo Bank N.A. Gtd.), 0.16%, 3/8/12(1)	24,570	24,570
Atascosa County Texas Industrial Development Corp. PCR Refunding VRDB, Series 2008, San Miguel Electric Cooperative (National Rural Utilities Cooperative Finance Corp. Gtd.), 0.27%, 3/8/12	9,600	9,600
Bexar County Multifamily Housing Finance Corp. Revenue Refunding VRDB, Series 2009, Palisades Park Apartments Project (FHLMC Insured), 0.14%, 3/8/12	2,880	2,880

MONEY MARKET PORTFOLIOS    20    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.1% continued
Texas - 9.4% continued
Bexar County Multifamily Housing Finance Corp. Revenue VRDB, Series 2005-A, Summit Hills Apartments Project (FHLMC Insured), 0.18%, 3/8/12	$3,500	$3,500
Bexar County Revenue VRDB, Venue Project, Series A 0.19%, 3/8/12(1)	2,829	2,829
Bexar County Texas Housing Finance Corp. Multifamily Housing Revenue VRDB, Aamha LLC Project (FNMA Insured), 0.17%, 3/8/12	5,305	5,305
Brazos County Texas Health Facilities Refunding VRDB, Series 2009, Burleson St. Joseph (Wells Fargo Bank N.A. LOC), 0.25%, 3/8/12	7,445	7,445
Brazos Harbor Industrial Development Corp. Revenue Refunding VRDB, Series 2001, BASF Corp. Project (BASF Gtd.), 0.27%, 3/8/12	7,700	7,700
Crawford Education Facilities Corp. Revenue VRDB, Series 2008, Hyde Park Baptist School Project (JPMorgan Chase Bank N.A. LOC), 0.14%, 3/8/12	13,880	13,880
Eclipse Funding Trust G.O. VRDB, Solar Eclipse, El Paso (U.S. Bank N.A. LOC), 0.15%, 3/8/12(1)	10,655	10,655
Garland Texas Independent School District G.O. VRDB, School Building (Texas PSF Insured), 0.17%, 4/11/12	25,800	25,800
Harris County Texas Revenue Refunding Bonds, Series A, Toll Road Senior Lien 2.00%, 8/15/12	10,000	10,165
Houston Independent School District G.O. VRDB, Series 2004, Schoolhouse (Texas PSF Gtd.), 0.57%, 3/27/12	12,500	12,500
Houston Texas Airport Systems Revenue Refunding VRDB (Barclays PLC LOC), 0.13%, 3/8/12	700	700
Houston Texas G.O. TRANS 1.75%, 6/29/12	40,000	40,204
Houston Water & Sewer Systems Revenue Refunding Bonds, Series 2043 (Branch Banking and Trust Co. LOC), 0.19%, 3/8/12(1)	14,475	14,475
Hunt Texas Memorial Hospital District Revenue VRDB, 0.19%, 3/8/12	4,375	4,375
Lovejoy Independent School District G.O. Bonds, Series DB-514, School Building 0.22%, 3/8/12(1)	9,815	9,815
Lubbock Independent School District G.O. VRDB, Series 2004-A, School Building 0.15%, 3/8/12	1,220	1,220
Nueces County Health Facilities Development Corp. Revenue VRDB, Series A, Driscoll Children’s Foundation (JPMorgan Chase Bank N.A. LOC), 0.16%, 3/8/12	800	800
Panhandle Regional Multifamily Housing Finance Corp. Revenue VRDB, Series 2008, Jason Ave Residential Apartments (FHLMC LOC), 0.16%, 3/8/12	7,500	7,500
Port of Port Arthur Texas Navigation District Environmental Facilities Revenue Refunding VRDB, Series C, Motiva Enterprises 0.10%, 3/1/12	20,400	20,400
Port of Port Arthur Texas Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA 0.17%, 3/8/12	8,700	8,700
Port of Port Arthur Texas Navigation District Revenue VRDB, Motiva Enterprises, 0.11%, 3/1/12	8,100	8,100
Port of Port Arthur Texas Navigation District Revenue VRDB, Multi-Mode, Atofina, Series B, 0.19%, 3/8/12	10,000	10,000
Puttable Floating Option Tax-Exempt G.O., Receipts Floaters MT-732, (Texas PSF Insured), 0.22%, 3/8/12(1)	9,805	9,805
RBC Municipal Products, Inc. Trust Revenue VRDB, Floaters, (Royal Bank of Canada LOC), 0.16%, 3/8/12(1)	10,000	10,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    21    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.1% continued
Texas - 9.4% continued
San Antonio Texas Multifamily Housing Trust Financial Corp. Revenue VRDB, Series 2010, Cevallos Lofts Apartments (FHLMC LOC), 0.16%, 3/8/12	$21,250	$21,250
Tarrant County Multifamily Housing Financial Corp. Revenue VRDB, Series 2003, Housing Gateway Apartments (FNMA Gtd.), 0.15%, 3/8/12	1,865	1,865
Tarrant County Texas Cultural Educational Facilities Finance Corp Revenue VRDB, Adventist Long Term Care (PNC Bancorp, Inc. LOC), 0.14%, 3/8/12	5,805	5,805
Texas Department Multifamily Housing & Community Affairs Revenue VRDB, Woodmont Apartments (Bank of America N.A. LOC), 0.28%, 3/8/12	15,000	15,000
Texas State Department Housing & Community Affairs Multifamily Housing Revenue VRDB, Tower Ridge Apartments (FNMA LOC), 0.22%, 3/8/12	15,000	15,000
Texas State G.O. Bonds, Transportation Community Mobility Fund 0.16%, 3/8/12(1)	1,000	1,000
Texas State TRANS, Series A, 2.50%, 8/30/12	217,700	220,107
Texas State Water Development Board Revenue Refunding VRDB, Series A, Sub Lien, 0.10%, 3/1/12	13,775	13,775
Travis County Housing Finance Corp. Student Housing Revenue VRDB, College Houses Project (Wachovia Bank N.A. LOC), 0.14%, 3/8/12	10,275	10,275

		587,000

Utah - 0.8%
Utah Housing Corp. Multifamily Housing Revenue VRDB, Series A, Florentine Villas (FHLMC LOC), 0.15%, 3/8/12	12,000	12,000
Utah Housing Corp. Multifamily Housing Revenue VRDB, Series A, Timbergate (FHLMC LOC), 0.21%, 3/8/12	3,125	3,125
Utah State Board of Rights Student Loan Revenue VRDB, AMT, (Royal Bank of Canada LOC), 0.18%, 3/8/12	20,000	20,000
Utah Water Finance Agency Revenue VRDB, Series B-2 0.15%, 3/8/12	16,500	16,500

		51,625

Vermont - 0.6%
Vermont Educational & Health Buildings Financing Agency Revenue VRDB, Series A, Porter Hospital Project (TD Banknorth, Inc. LOC), 0.13%, 3/8/12	5,495	5,495
Vermont State Housing Finance Agency Revenue VRDB, Multiple Purpose, AMT, (Assured Guaranty Municipal Corp. Insured), 0.20%, 3/8/12	4,300	4,300
0.20%, 3/8/12	5,500	5,500
Vermont State Housing Finance Agency Revenue VRDB, Series 24A, SFM, AMT, (Assured Guaranty Corp. Insured), 0.21%, 3/8/12	10,440	10,440
Vermont State Housing Finance Agency Revenue VRDB, Series 25A, SFM, AMT, (Assured Guaranty Municipal Corp. Insured), 0.21%, 3/8/12	12,945	12,945

		38,680

Virginia - 0.9%
Alexandria Virginia IDA Revenue Refunding VRDB, Goodwin House, (Wachovia Bank N.A. LOC), 0.12%, 3/1/12	11,300	11,300
Hampton Virginia Redevelopment & Housing Authority Multifamily Housing Revenue Refunding VRDB, Hampton Center Apartments Project (FHLMC Insured), 0.16%, 3/8/12	6,300	6,300

MONEY MARKET PORTFOLIOS    22    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.1% continued
Virginia - 0.9% continued
Lynchburg Virginia IDA Revenue VRDB, Series B, Hospital Centra Health (Branch Banking and Trust Co. LOC), 0.16%, 3/8/12	$3,535	$3,535
University of Virginia Revenue VRDB, Series 2006 0.15%, 3/8/12(1)	12,000	12,000
Virginia Commonwealth University Health Systems Authority Revenue VRDB, Series B (Wachovia Bank N.A. LOC), 0.13%, 3/1/12	250	250
Virginia Small Business Financing Authority Revenue VRDB, Series 2008, Virginia Museum Fine Arts Foundation (Wachovia Bank N.A. LOC), 0.17%, 3/8/12	20,000	20,000

		53,385

Washington - 1.1%
Deutsche Bank Spears/Lifers Trust VRDB, Series DB, Goldman Sachs Spears (Assured Guaranty Corp. Insured), 0.22%, 3/8/12(1)	19,625	19,625
Everett Washington Public Facilities District Revenue VRDB, 0.13%, 3/8/12	5,600	5,600
Washington State Health Care Facilities Authority Revenue VRDB, Series 2008-B, Southwest Wash Medical Center (Bank of America N.A. LOC), 0.19%, 3/8/12	6,670	6,670
Washington State Health Care Facilities Authority Revenue VRDB, Series 2009-A, Multicare Health Systems (Wells Fargo Bank N.A. LOC), 0.14%, 3/8/12	3,500	3,500
Washington State Health Care Facilities Authority VRDB, Series B, Swedish Health Services, (Citibank N.A. LOC), 0.17%, 3/8/12	11,000	11,000
Washington State Higher Education Facilities Authority Revenue Refunding VRDB, Series 2007, St. Martins University Project (U.S. Bank N.A. LOC), 0.15%, 3/8/12	8,200	8,200
Washington State Higher Education Facilities Authority Revenue VRDB, Series B, University of Puget Sound Project (Bank of America N.A. LOC), 0.18%, 3/8/12	6,000	6,000
Washington State Housing Finance Community Nonprofit Housing Revenue Refunding VRDB, Series 2003, Emerald Heights Project (Bank of America N.A. LOC), 0.23%, 3/1/12	5,690	5,690
Washington State Housing Finance Community Nonprofit Revenue VRDB, Series 2008, The Overlake School Project (Wells Fargo Bank N.A. LOC), 0.15%, 3/8/12	4,670	4,670

		70,955

West Virginia - 0.8%
West Virginia EDA PCR Refunding VRDB, Series B, Ohio Power Co., Kammer (Bank of Nova Scotia LOC), 0.13%, 3/8/12	7,100	7,100
West Virginia Hospital Finance Authority Revenue Refunding and Improvement VRDB, Series A, Cabell Hospital, (Branch Banking and Trust Co. LOC), 0.16%, 3/8/12	22,835	22,835
West Virginia Hospital Finance Authority Revenue Refunding and Improvement VRDB, Series B, Cabell Hospital (Branch Banking and Trust Co. LOC), 0.16%, 3/8/12	17,930	17,930

		47,865

Wisconsin - 3.9%
La Crosse Wisconsin Development Revenue VRDB, Series 2008, University of Wisconsin La Crosse Foundation (Wells Fargo Bank N.A. LOC), 0.25%, 3/8/12	5,400	5,400
Milwaukee Wisconsin Redevelopment Authority Lease Revenue VRDB, Series 2005, University Wisconsin- Kenilworth Project (U.S. Bank N.A. LOC), 0.16%, 3/8/12	970	970

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    23    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.1% continued
Wisconsin - 3.9% continued
Public Finance Authority Wisconsin Multifamily Housing Revenue Refunding VRDB, Kendall Court Apartments Project (FNMA LOC), 0.22%, 3/8/12	$11,250	$11,250
Public Finance Authority Wisconsin Multifamily Housing Revenue Refunding VRDB, Lindsey Terrace Apartments, (FNMA LOC), 0.22%, 3/8/12	7,700	7,700
Wisconsin Sate Health & Educational Facilities Authority Revenue VRDB, Oakwood Village, (Bank of Montreal LOC), 0.12%, 3/8/12	31,685	31,685
Wisconsin State Health & Educational Facilities Authority Revenue Refunding VRDB, Lawrence University (JPMorgan Chase Bank N.A. LOC), 0.16%, 3/8/12	7,630	7,630
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2004, Wisconsin Institute Torah Study, Inc. (Harris Bankcorp, Inc. LOC), 0.12%, 3/8/12	2,850	2,850
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series C, Aurora Healthcare, (Bank of Montreal LOC), 0.11%, 3/1/12	15,000	15,000
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Bay Area Medical Center, Inc., (Bank of Montreal LOC), 0.13%, 3/1/12	5,425	5,425
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Capital Lakes, Inc. (U.S. Bank N.A. LOC), 0.13%, 3/1/12	6,370	6,370
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Goodwill Industries Southeastern Project (JPMorgan Chase Bank N.A. LOC), 0.16%, 3/8/12	2,920	2,920
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Prohealth Care, Inc., (JPMorgan Chase Bank N.A. LOC), 0.14%, 3/1/12	8,820	8,820
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2001-B, Newcastle Place Project (Bank of America N.A. LOC), 0.14%, 3/8/12	9,810	9,810
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2002-B, WHA Capital Access-Vernon (U.S. Bank N.A. LOC), 0.13%, 3/1/12	850	850
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2003, Mequon Jewish Project (JPMorgan Chase Bank N.A. LOC), 0.21%, 3/8/12	3,185	3,185
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2008-B, Meriter Retirement Services (U.S. Bank N.A. LOC), 0.16%, 3/8/12	9,440	9,440
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2009, Mercy Alliance, Inc. (U.S. Bank N.A. LOC), 0.12%, 3/8/12	18,000	18,000
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series A, Froedtert & Community Health (U.S. Bank N.A. LOC), 0.12%, 3/8/12	15,000	15,000
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series B, Aurora Healthcare, (Bank of Montreal LOC), 0.11%, 3/1/12	6,000	6,000
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series B, Beaver Dam Community Hospitals (U.S. Bank N.A. LOC), 0.12%, 3/8/12	8,745	8,745

MONEY MARKET PORTFOLIOS    24    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.1% continued
Wisconsin - 3.9% continued
Wisconsin State Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2009, Concordia University, Inc. (JPMorgan Chase Bank N.A. LOC), 0.16%, 3/8/12	$3,055	$3,055
Wisconsin State Health Educational (JPMorgan Chase Bank N.A. LOC), 0.14%, 3/8/12	3,870	3,870
Wisconsin State Revenue Notes, 2.00%, 6/15/12	60,000	60,308

		244,283

Wyoming - 0.0%
Uinta County Wyoming PCR Refunding VRDB, Chevron U.S.A., Inc. Project (Chevron Corp. Gtd.), 0.10%, 3/1/12	2,250	2,250

Municipal States Pooled Securities - 8.4%
BB&T Municipal Trust Revenue VRDB, Series 2022, Floaters, (Branch Banking and Trust Co. LOC), 0.17%, 3/8/12(1)	15,000	15,000
BB&T Municipal Trust Various States G.O. Floaters, Series 2048 (Branch Banking and Trust Co. LOC), 0.17%, 3/8/12(1)	13,840	13,840
BB&T Municipal Trust Various States VRDB, Series 1015 (Branch Banking and Trust Co. LOC), 0.25%, 3/8/12(1)	9,800	9,800
BB&T Municipal Trust Various States VRDB, Series 1039 (Branch Banking and Trust Co. LOC), 0.25%, 3/8/12	23,150	23,150
Blackrock Muni Enhanced Fund, Inc. Variable Rate Tax-Exempt Preferred, Series 2011 0.30%, 3/8/12(1)	40,000	40,000
Blackrock Muni Yield Michigan Quality Fund II, Inc. Variable Rate Tax-Exempt Preferred, Series 2011-11 0.30%, 3/8/12(1)	13,500	13,500
Blackrock Muni Yield Quality Fund III, Inc. Variable Rate Tax-Exempt Preferred, Series 2011-11 0.30%, 3/8/12(1)	62,500	62,500
Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M019-A (FHLMC Gtd.), 0.21%, 3/8/12(3)	18,737	18,737
Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M021-A (FHLMC Gtd.), 0.21%, 3/8/12(3)	33,340	33,340
Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M023-A (FHLMC LOC), 0.21%, 3/8/12(3)	37,730	37,730
Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M024-A 0.21%, 3/8/12(3)	18,955	18,955
Nuveen Investment Quality Municipal Fund, Inc. Tax-Exempt VRDP, Series 1-2118 0.31%, 3/8/12(1)	40,000	40,000
Nuveen Premium Income Municipal Fund, Inc. Tax-Exempt VRDP, Series 1-4895 0.31%, 3/8/12(1)	85,000	85,000
Nuveen Select Quality Municipal Fund, Inc. Tax-Exempt VRDP, Series 1-2525 0.31%, 3/8/12(1)	50,000	50,000
RBC Municipal Products, Inc. Trust Revenue VRDB, Floaters, Series E-17 0.16%, 3/8/12(1)	25,000	25,000
RBC Municipal Products, Inc. Trust Revenue VRDB, Series E-18 (Royal Bank of Canada LOC), 0.16%, 3/8/12(1)	16,000	16,000
Sun America Trust Various States Revenue VRDB, Series 2, (FHLMC LOC), 0.22%, 3/8/12	23,845	23,845

		526,397

Total Municipal Investments (Cost $6,255,720)		6,255,720

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    25    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.1% continued
Municipal States Pooled Securities - 8.4% continued
Total Investments - 100.1% (Cost $6,255,720)(4)		6,255,720

Liabilities less Other Assets - (0.1)%		(4,169)

NET ASSETS - 100.0%		$6,251,551

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Restricted security has been deemed illiquid. At February 29, 2012, the value of the restricted illiquid security amounted to approximately $16,905,000 or 0.3% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Arizona State University Board Regents COPS
0.21%, 3/8/12	10/31/11-1/30/12	$16,905

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that this entity continue to meet its obligations to holders of bonds that it has issued or guaranteed.
(4)	The cost for federal income tax purposes was $6,255,720.

Percentages shown are based on Net Assets.

At February 29, 2012, the industry sectors for the Municipal Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Administration of Environment, Housing and Real Estate	15.3%
Air, Transportation, Water Services and Solid Waste Management	15.9
Educational Services	11.6
Electrical Services, Gas and Combined Utilities	5.1
Executive, Legislative and General Government	27.4
General Medical, Surgical and Nursing and Personal Care	9.5
Health Services and Residential Care	8.3
All other sectors less than 5%	6.9

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Municipal Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of February 29, 2012:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Municipal Portfolio	$—	$6,255,720	(1)	$—	$6,255,720

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At February 29, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

MONEY MARKET PORTFOLIOS    26    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discontinued notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABAG - Association of Bay Area Governments

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

EDA - Economic Development Authority

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GIC - Guaranteed Investment Contract

G.O. - General Obligation

Gtd. - Guaranteed

HFA - Housing Finance Authority

IDA - Industrial Development Authority

IDB - Industrial Development Board

IDR - Industrial Development Revenue

LOC - Letter of Credit

PCR - Pollution Control Revenue

PSF - Permanent School Fund

ROCS - Reset Option Certificates

SFM - Single Family Mortgage

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

VRDP - Variable Rate Dividend Preferred

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    27    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO	FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 17.0%
Non-U.S. Depository Institutions - 17.0%
Australia and New Zealand Bank, 0.19%, 6/22/12	$8,770	$8,770
Bank of Montreal, Chicago Branch, 0.18%, 5/1/12	23,440	23,440
Bank of Nova Scotia, Houston, 0.18%, 4/18/12	31,375	31,375
Bank Tokyo - Mitsubishi UFJ Financial Group, Inc., 0.17%, 4/2/12	19,720	19,720
Barclays Bank PLC, New York Branch, 0.18%, 3/15/12	25,310	25,310
0.18%, 3/16/12	20,000	20,000
Canadian Imperial Bank of Commerce, 0.16%, 4/20/12	13,610	13,610
Commonwealth Bank of Australia, 0.18%, 5/8/12	12,275	12,275
Commonwealth Bank of Australia, London, 0.20%, 4/17/12	12,420	12,420
0.19%, 4/27/12	25,000	25,000
0.20%, 5/10/12	21,720	21,720
Den Norske Bank ASA, London, 0.15%, 3/23/12	13,780	13,780
Lloyds TSB Bank PLC, London Branch, 0.20%, 3/21/12	33,130	33,130
National Australia Bank, 0.40%, 8/21/12	12,270	12,270
National Australia Bank, London, 0.19%, 4/23/12	30,205	30,205
0.20%, 5/10/12	30,490	30,490
National Australia Bank, New York, 0.59%, 4/16/12, FRCD	21,430	21,430
Rabobank Nederland N.V., New York, 0.37%, 3/2/12, FRCD	15,000	15,000
0.33%, 3/20/12, FRCD	25,000	25,000
Royal Bank of Canada, New York, 0.59%, 4/9/12, FRCD	17,675	17,675
Skandinaviska Enskildabanken AB, New York, 0.15%, 3/26/12	29,330	29,330
Svenska Handelsbanken, New York, 0.15%, 3/27/12	20,470	20,470
Westpac Banking Corp., New York, 0.33%, 3/13/12, FRCD	15,000	15,000

		477,420

Total Certificates of Deposit (Cost $477,420)		477,420

COMMERCIAL PAPER - 5.6%
Foreign Agency and Regional Governments - 2.3%
Caisse Damortissement De La Dette, 0.54%, 3/5/12	5,000	5,000
0.54%, 5/3/12	10,000	10,000
KFW, 0.26%, 4/16/12	19,530	19,523
0.27%, 4/26/12	12,495	12,489
0.25%, 5/3/12	3,085	3,084
0.26%, 5/3/12	14,650	14,643

		64,739

Multi-Seller Conduits - 1.1%
Kells Funding LLC, 0.47%, 4/20/12	11,260	11,253
0.47%, 4/26/12	6,435	6,430
0.54%, 5/9/12	6,270	6,264
0.55%, 5/9/12	6,270	6,263

		30,210

Non-Depository Personal Credit - 0.5%
General Electric Capital Corp., 0.19%, 5/15/12	15,475	15,469

Non-U.S. Depository Institutions - 1.0%
Australia and New Zealand Bank, 0.20%, 5/2/12	8,945	8,942
Commonwealth Bank of Australia, 0.55%, 3/5/12	10,000	10,000
0.55%, 4/30/12	10,000	10,000

		28,942

Pharmaceuticals - 0.5%
Sanofi-Aventis S.A., 0.10%, 3/28/12	12,935	12,934

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 5.6% continued
Supranational - 0.2%
European Investment Bank, 0.61%, 5/11/12	$5,000	$4,994

Total Commercial Paper (Cost $157,288)		157,288

CORPORATE NOTES/BONDS - 4.6%
Foreign Agency and Regional Governments - 2.6%
Bank of Nederlandse Gemeenten, 0.64%, 5/25/12, FRN(1) (2)	10,000	10,000
Export Development Canada, 0.42%, 2/5/13(1) (2)	18,880	18,880
Network Rail Infrastructure Finance PLC, 0.54%, 3/16/12(2)	8,030	8,030
Network Rail Infrastructure Finance PLC, Government Gtd., 0.60%, 5/8/12, FRN(1) (2)	4,750	4,750
0.52%, 10/12/12(1) (2)	10,000	10,000
Royal Bank of Scotland PLC, Government Gtd., 1.50%, 3/30/12(2)	6,855	6,861
2.63%, 5/11/12(2)	14,410	14,473

		72,994

Non-U.S. Bank - Non-U.S. Government - 0.2%
Lloyds TSB Bank PLC, Government Gtd., 1.58%, 4/2/12, FRN(2)	5,000	5,004

Pharmaceuticals - 0.4%
Sanofi-Aventis S.A., 0.62%, 3/28/12, FRN	13,375	13,375

Supranational - 1.4%
International Bank for Reconstruction & Development, 0.25%, 3/1/12, FRN	25,000	25,000
International Finance Corp., 0.10%, 3/9/12	13,690	13,690

		38,690

Total Corporate Notes/Bonds (Cost $130,063)		130,063

EURODOLLAR TIME DEPOSITS - 13.9%
Non-U.S. Depository Institutions - 13.9%
Bank of Nova Scotia, Toronto Branch, 0.13%, 3/1/12	60,000	60,000
Barclays Bank PLC, London Branch, 0.13%, 3/1/12	75,000	75,000
Den Norske Bank, Grand Cayman Branch, 0.13%, 3/1/12	125,000	125,000
Lloyds TSB Bank PLC, London Branch, 0.12%, 3/1/12	30,000	30,000
Svenska Handelsbanken, Cayman Islands, 0.13%, 3/1/12	100,000	100,000

		390,000

Total Eurodollar Time Deposits (Cost $390,000)		390,000

U.S. GOVERNMENT AGENCIES - 13.0%(3)
Federal Farm Credit Bank - 2.7%
FFCB FRN, 0.32%, 3/1/12	15,000	14,998
0.27%, 3/12/12	20,000	20,023
0.19%, 3/20/12	15,000	14,993
0.10%, 3/27/12	25,000	24,997

		75,011

Federal Home Loan Bank - 6.7%
FHLB Bonds, 0.35%, 3/13/12	10,000	10,000
0.30%, 9/10/12	15,000	15,000
0.33%, 9/11/12	10,000	10,000
0.35%, 10/3/12	3,500	3,500
0.38%, 10/3/12	9,110	9,110
0.35%, 11/13/12	10,000	10,000
0.35%, 11/16/12	10,000	10,000
0.30%, 12/7/12	10,000	10,000
0.30%, 12/11/12	10,000	10,000
0.37%, 12/14/12	3,930	3,930
0.17%, 2/11/13	7,655	7,653
FHLB Discount Note, 0.06%, 3/28/12	25,000	24,999
FHLB FRN, 0.26%, 3/1/12	15,000	15,000
0.27%, 3/1/12	10,000	10,000
0.28%, 3/1/12	30,000	30,000
0.19%, 3/26/12	10,000	10,007

		189,199

PRIME OBLIGATIONS PORTFOLIO    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 13.0%(3) continued
Federal Home Loan Mortgage Corporation - 2.3%
FHLMC Discount Note, 0.09%, 9/12/12	$20,000	$19,990
FHLMC FRN, 0.24%, 3/1/12	25,000	25,008
0.21%, 3/3/12	10,000	9,997
0.21%, 3/21/12	10,000	9,995

		64,990

Federal National Mortgage Association - 1.3%
FNMA Discount Note, 0.06%, 6/25/12	15,000	14,997
FNMA FRN, 0.34%, 3/1/12	10,000	9,997
0.24%, 3/12/12	10,000	9,995

		34,989

Total U.S. Government Agencies (Cost $364,189)		364,189

U.S. GOVERNMENT OBLIGATIONS - 18.6%
U.S. Treasury Bills - 5.8%
0.06%, 7/12/12	15,000	14,997
0.08%, 8/2/12	50,000	49,983
0.14%, 8/16/12	38,735	38,710
0.09%, 8/23/12	50,000	49,979
0.11%, 12/13/12	10,000	9,992

		163,661

U.S. Treasury Notes - 12.8%
1.38%, 3/15/12	20,800	20,810
1.00%, 4/30/12	25,000	25,029
1.38%, 5/15/12	25,000	25,067
1.88%, 6/15/12	16,500	16,584
0.63%, 6/30/12	10,000	10,018
1.50%, 7/15/12	18,000	18,093
0.63%, 7/31/12	29,500	29,559
4.63%, 7/31/12	89,625	91,294
1.75%, 8/15/12	50,700	51,068
4.13%, 8/31/12	35,000	35,695
1.38%, 9/15/12	10,000	10,069
1.38%, 1/15/13	10,000	10,106
0.63%, 2/28/13	16,990	17,065

		360,457

Total U.S. Government Obligations (Cost $524,118)		524,118

Investments, at Amortized Cost ($2,043,078)		2,043,078

REPURCHASE AGREEMENTS - 27.9%
Joint Repurchase Agreements - 0.9%(4)
Bank of America Securities LLC, dated 2/29/12, repurchase price $5,701 0.09%, 3/1/12	5,701	5,701
Morgan Stanley & Co., Inc., dated 2/29/12, repurchase price $5,701 0.17%, 3/1/12	5,701	5,701
Societe Generale, New York Branch, dated 2/29/12, repurchase price $5,701 0.16%, 3/1/12	5,701	5,701
UBS Securities LLC, dated 2/29/12, repurchase price $8,552 0.15%, 3/1/12	8,552	8,552

		25,655

Repurchase Agreements - 27.0%(5)
Bank of America N.A., dated 2/29/12, repurchase price $75,000 0.19%, 3/1/12	75,000	75,000
BNP Paribas Securities Corp., dated 2/29/12, repurchase price $200,001 0.16%, 3/1/12	200,000	200,000
Citigroup Global Markets, Inc., dated 2/29/12, repurchase price $122,597 0.19%, 3/1/12	122,596	122,596
Deutsche Bank Securities, dated 2/29/12, repurchase price $25,001 0.17%, 3/7/12	25,000	25,000
Merrill Lynch, dated 2/29/12, repurchase price $325,002 0.19%, 3/1/12	325,000	325,000
UBS Securities LLC, dated 2/23/12, repurchase price $10,000 0.12%, 3/1/12	10,000	10,000

		757,596

Total Repurchase Agreements (Cost $783,251)		783,251

Total Investments - 100.6% (Cost $2,826,329)(6)		2,826,329

Liabilities less Other Assets - (0.6)%		(18,029)

NET ASSETS - 100.0%		$2,808,300

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued	FEBRUARY 29, 2012 (UNAUDITED)

(1)	Restricted security has been deemed illiquid. At February 29, 2012, the value of these restricted illiquid securities amounted to approximately $43,630,000 or 1.6% of net assets. Additional information on these restricted illiquid securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Bank of Nederlandse Gemeenten, 0.64%, 5/25/12	8/18/11	$10,000

Export Development Canada, 0.42%, 2/5/13	1/5/12	18,880

Network Rail Infrastructure Finance PLC, 0.60%, 5/8/12	2/2/12	4,750

Network Rail Infrastructure Finance PLC, 0.52%, 10/12/12	10/4/11	10,000

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$6,121	3.63% - 6.25%	8/15/23 - 5/15/37
U.S. Treasury Notes	$19,995	0.13% - 4.25%	9/30/12 - 5/15/21

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FNMA	$266,308	3.17% - 4.50%	1/1/22 - 11/1/41
FHLMC	$230,766	3.07% - 6.00%	10/1/26 - 12/1/41
GNMA	$77,250	4.00%	10/20/41
U.S. Treasury Bonds	$107,688	5.25% - 8.88%	8/15/17 - 5/15/30
U.S. Treasury Notes	$96,312	0.25% - 4.25%	9/30/12 - 11/15/17

(6)	The cost for federal income tax purposes was $2,826,329.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Prime Obligations Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of February 29, 2012:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Prime Obligations Portfolio	$—	$2,826,329	(1)	$—	$2,826,329

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At February 29, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation FNMA - Federal National Mortgage Association FRCD - Floating Rate Certificates of Deposit FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

PRIME OBLIGATIONS PORTFOLIO     4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO	FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.0%
Auto Receivables - 0.0%
Mercedes-Benz Auto Receivables Trust, Series 2011-1, Class A1, 0.22%, 3/20/12	$67	$67

Total Asset-Backed Securities (Cost $67)		67

CERTIFICATES OF DEPOSIT - 13.9%
Non-U.S. Depository Institutions - 13.9%
Australia and New Zealand Bank, 0.50%, 5/16/12, FRCD	7,510	7,510
0.19%, 6/22/12	5,420	5,420
0.23%, 7/23/12	2,045	2,045
Bank of Montreal, Chicago Branch, 0.18%, 5/1/12	10,135	10,135
Bank of Nova Scotia, Houston, 0.18%, 4/18/12	12,905	12,905
0.55%, 4/27/12, FRCD	10,000	10,000
Bank Tokyo-Mitsubishi UFJ Financial Group, Inc., 0.17%, 4/2/12	12,765	12,765
Barclays Bank PLC, New York Branch, 0.18%, 3/15/12	11,980	11,980
0.18%, 3/16/12	10,380	10,380
Canadian Imperial Bank of Commerce, 0.16%, 4/20/12	5,735	5,735
Commonwealth Bank of Australia, 0.18%, 5/8/12	5,730	5,730
Commonwealth Bank of Australia, London, 0.20%, 4/17/12	4,825	4,825
0.19%, 4/27/12	10,000	10,000
0.20%, 5/10/12	10,520	10,520
Den Norske Bank ASA, London, 0.15%, 3/23/12	13,545	13,545
Lloyds TSB Bank PLC, London Branch, 0.20%, 3/21/12	13,265	13,265
National Australia Bank, 0.40%, 8/21/12	6,425	6,425
National Australia Bank, London, 0.19%, 4/23/12	12,725	12,725
0.20%, 5/10/12	12,995	12,995
National Australia Bank, New York, 0.59%, 4/16/12, FRCD	7,775	7,775
Rabobank Nederland N.V., New York, 0.33%, 3/20/12, FRCD	10,000	10,000
Skandinaviska Enskildabanken AB, New York, 0.15%, 3/26/12	16,225	16,225
Svenska Handelsbanken, New York, 0.15%, 3/23/12	10,440	10,440
0.15%, 3/27/12	12,650	12,650
Westpac Banking Corp., New York, 0.33%, 3/13/12, FRCD	5,000	5,000
0.33%, 3/30/12, FRCD	5,000	5,000

		245,995

Total Certificates of Deposit (Cost $245,995)		245,995

COMMERCIAL PAPER - 3.7%
Foreign Agency and Regional Governments - 1.5%
Caisse Damortissement De La Dette, 0.54%, 5/3/12	5,000	5,000
KFW, 0.26%, 4/16/12	7,680	7,677
0.27%, 4/26/12	5,355	5,353
0.25%, 5/3/12	1,460	1,459
0.26%, 5/3/12	6,335	6,332

		25,821

Multi-Seller Conduits - 0.9%
Kells Funding LLC, 0.47%, 4/20/12	4,800	4,797
0.48%, 4/20/12	2,970	2,968
0.47%, 4/26/12	2,745	2,743
0.54%, 5/9/12	2,740	2,737
0.55%, 5/9/12	2,740	2,737

		15,982

Non-Depository Personal Credit - 0.7%
General Electric Capital Corp., 0.19%, 5/15/12	8,255	8,252
0.19%, 5/18/12	5,000	4,998

		13,250

Non-U.S. Depository Institutions - 0.6%
Australia and New Zealand Bank, 0.20%, 5/2/12	3,705	3,704
Commonwealth Bank of Australia, 0.55%, 3/5/12	2,000	2,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 3.7% continued
Non-U.S. Depository Institutions - 0.6% continued
0.55%, 4/30/12	$5,000	$5,000
		10,704

Total Commercial Paper (Cost $65,757)		65,757

CORPORATE NOTES/BONDS - 3.2%
Foreign Agency and Regional Governments - 1.9%
Bank of Nederlandse Gemeenten, 0.64%, 5/25/12, FRN(1) (2)	5,000	5,000
Eksportfinans A.S., 0.30%, 3/26/12, FRN(3)	1,200	1,200
Export Development Canada, 0.42%, 2/5/13(1) (2)	7,810	7,810
0.30%, 2/28/13(1) (2)	5,000	5,000
Network Rail Infrastructure Finance PLC, 0.54%, 3/16/12(2)	2,260	2,260
Network Rail Infrastructure Finance PLC, Government Gtd., 0.60%, 5/8/12, FRN (1) (2)	2,000	2,000
Royal Bank of Scotland PLC, Government Gtd., 1.50%, 3/30/12(2)	2,180	2,182
2.63%, 5/11/12(2)	7,945	7,980

		33,432

Pharmaceuticals - 0.2%
Sanofi-Aventis S.A., 0.62%, 3/28/12, FRN	3,725	3,725

Supranational - 0.9%
International Bank for Reconstruction & Development, 0.25%, 3/1/12, FRN	10,000	10,000
International Finance Corp., 0.10%, 3/9/12	5,835	5,835

		15,835

U.S. Depository Institutions - 0.2%
Bank of America Corp., FDIC Gtd., 2.10%, 4/30/12(4)	3,000	3,008

Total Corporate Notes/Bonds (Cost $56,000)		56,000

EURODOLLAR TIME DEPOSITS - 20.8%
Non-U.S. Depository Institutions - 16.3%
Bank of Nova Scotia, Toronto Branch, 0.13%, 3/1/12	60,000	60,000
Barclays Bank PLC, London Branch, 0.13%, 3/1/12	60,000	60,000
Den Norske Bank, Grand Cayman Branch, 0.13%, 3/1/12	50,000	50,000
Lloyds TSB Bank PLC, London Branch, 0.12%, 3/1/12	60,000	60,000
Skandinaviska Enskildabanken AB, 0.12%, 3/1/12	7,746	7,746
Svenska Handelsbanken, Cayman Islands, 0.13%, 3/1/12	50,000	50,000

		287,746

U.S. Depository Institutions - 4.5%
Citibank N.A., Bahamas Branch,
0.12%, 3/1/12	80,000	80,000

Total Eurodollar Time Deposits (Cost $367,746)		367,746

U.S. GOVERNMENT AGENCIES - 12.3% (5)
Federal Farm Credit Bank - 1.3%
FFCB FRN,
0.20%, 3/1/12	5,000	5,000
0.32%, 3/1/12	5,000	4,999
0.19%, 3/20/12	5,000	4,998
0.28%, 3/20/12	3,000	3,000
0.10%, 3/27/12	5,000	4,999

		22,996

Federal Home Loan Bank - 6.5%
FHLB Bonds,
0.35%, 3/13/12	6,666	6,666
0.30%, 4/4/12	10,000	10,000
0.35%, 4/30/12	625	625
0.15%, 5/1/12	5,000	5,000
0.30%, 9/10/12	5,000	5,000
0.33%, 9/11/12	5,000	5,000
0.35%, 10/3/12	3,500	3,500
0.38%, 10/3/12	4,280	4,280
0.35%, 11/13/12	5,000	5,000
0.35%, 11/16/12	5,000	5,000
0.30%, 12/7/12	20,000	20,000
0.37%, 12/14/12	1,420	1,420
0.17%, 2/11/13	3,150	3,149

LIQUID ASSETS PORTFOLIO    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 12.3%(5) continued
Federal Home Loan Bank - 6.5% continued
FHLB Discount Note, 0.06%, 3/28/12	$5,000	$5,000
FHLB FRN, 0.26%, 3/1/12	15,000	14,996
0.27%, 3/1/12	5,000	5,000
0.28%, 3/1/12	15,000	14,999

		114,635

Federal Home Loan Mortgage Corporation - 3.1%
FHLMC Discount Note, 0.09%, 9/12/12	5,000	4,997
FHLMC FRN, 0.24%, 3/1/12	10,000	10,003
0.21%, 3/3/12	5,000	4,998
0.21%, 3/4/12	5,000	4,998
0.20%, 3/17/12	10,000	9,993
0.21%, 3/21/12	5,000	4,998
0.18%, 3/24/12	14,000	13,999

		53,986

Federal National Mortgage Association - 1.4%
FNMA FRN, 0.34%, 3/1/12	10,000	9,996
0.24%, 3/12/12	5,000	4,998
0.27%, 3/23/12	10,000	10,002

		24,996

Total U.S. Government Agencies (Cost $216,613)		216,613

U.S. GOVERNMENT OBLIGATIONS - 13.4%
U.S. Treasury Bills - 5.4%
0.08%, 8/2/12	25,000	24,992
0.10%, 8/9/12	25,000	24,989
0.14%, 8/16/12	20,660	20,647
0.09%, 8/23/12	25,000	24,989

		95,617

U.S. Treasury Notes - 8.0%
1.38%, 3/15/12	7,960	7,964
1.00%, 4/30/12	10,000	10,012
1.38%, 5/15/12	20,000	20,054
1.88%, 6/15/12	10,000	10,051
1.50%, 7/15/12	8,000	8,041
0.63%, 7/31/12	10,500	10,521
4.63%, 7/31/12	36,930	37,618
1.75%, 8/15/12	10,000	10,073
4.13%, 8/31/12	20,000	20,397
0.63%, 2/28/13	7,240	7,272

		142,003

Total U.S. Government Obligations (Cost $237,620)		237,620

MUNICIPAL INVESTMENTS - 0.7%
Oregon - 0.7%
Lincoln City Senior Living LLC and Lakeview Operations LLC Taxable Revenue Variable Rate Demand Bonds, Senior Living Facility, (FHLB of San Francisco LOC), 0.21%, 3/8/12	11,550	11,550

Total Municipal Investments (Cost $11,550)		11,550

Investments, at Amortized Cost ($1,201,348)		1,201,348

REPURCHASE AGREEMENTS - 32.7%
Joint Repurchase Agreements - 2.5%(6)
Bank of America Securities LLC, dated 2/29/12, repurchase price $9,702 0.09%, 3/1/12	9,702	9,702
Morgan Stanley & Co., Inc., dated 2/29/12, repurchase price $9,702 0.17%, 3/1/12	9,702	9,702
Societe Generale, New York Branch, dated 2/29/12, repurchase price $9,702 0.16%, 3/1/12	9,702	9,702
UBS Securities LLC, dated 2/29/12, repurchase price $14,553 0.15%, 3/1/12	14,553	14,553

		43,659

Repurchase Agreements -30.2%(7)
Citigroup Global Markets, Inc., dated 2/29/12, repurchase price $110,001 0.19%, 3/1/12	110,000	110,000
Deutsche Bank Securities, dated 2/29/12,repurchase price $15,000 0.17%, 3/7/12	15,000	15,000
HSBC Securities (USA), Inc., dated 2/29/12, repurchase price $205,001 0.19%, 3/1/12	205,000	205,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 32.7% continued
Repurchase Agreements - 30.2%(7) continued
JPMorgan Securities LLC, dated 2/29/12, repurchase price $200,001 0.19%, 3/1/12	$200,000	$200,000
UBS Securities LLC, dated 2/23/12, repurchase price $5,000 0.12%, 3/1/12	5,000	5,000

		535,000

Total Repurchase Agreements (Cost $578,659)		578,659

Total Investments - 100.7% (Cost $1,780,007)(8)		1,780,007

Liabilities less Other Assets - (0.7)%		(12,399)

NET ASSETS - 100.0%		$1,767,608

(1)	Restricted security has been deemed illiquid. At February 29, 2012, the value of these restricted illiquid securities amounted to approximately $19,810,000 or 1.1% of net assets. Additional information on these restricted illiquid securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Bank of Nederlandse Gemeenten, 0.64%, 5/25/12	8/18/11	$5,000
Export Development Canada, 0.42%, 2/5/13	1/5/12	7,810
Export Development Canada, 0.30%, 2/28/13	2/21/12	5,000
Network Rail Infrastructure Finance PLC, 0.60%, 5/8/12	2/2/12	2,000

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(3)	The security is not an Eligible Security (as defined in Rule 2a-7 under the Investment Company Act of 1940) since it was downgraded by Moody’s on November 22, 2011. The Portfolio’s Board of Trustees determined that it was not in the best interest of the Portfolio to dispose of the security.
(4)	Security issued under the terms of the Temporary Liquidity Guaranty Program by the Federal Deposit Insurance Corp. (“FDIC”). Under the terms of this program, the FDIC guarantees payment of principal and interest.
(5)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(6)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$10,418	3.63% - 6.25%	8/15/23 - 5/15/37
U.S. Treasury Notes	$34,028	0.13% - 4.25%	9/30/12 - 5/15/21

(7)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FNMA	$364,809	1.52% - 6.42%	12/1/17 - 6/1/41
FHLMC	$186,243	2.48% - 6.00%	2/1/27 - 3/1/42

(8)	The cost for federal income tax purposes was $1,780,007.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Liquid Assets Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of February 29, 2012:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Liquid Assets Portfolio	$—	$1,780,007	(1) (2)	$—	$1,780,007

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by Liquid Assets Portfolio are carried at amortized cost and therefore are classified as Level 2. An investment in Liquid Assets Portfolio itself may be categorized as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At February 29, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

LIQUID ASSETS PORTFOLIO    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2012 (UNAUDITED)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FDIC - Federal Deposit Insurance Corporation

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificates of Deposit

FRN - Floating Rate Notes

Gtd. - Guaranteed

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    LIQUID ASSETS PORTFOLIO

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	April 27, 2012

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	April 27, 2012